UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: OCTOBER 31, 2023

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT October 31, 2023 (unaudited)

CEF Muni Income ETF	XMPT
High Yield Muni ETF	HYD
HIP Sustainable Muni ETF	SMI
Intermediate Muni ETF	ITM
Long Muni ETF	MLN
Short High Yield Muni ETF	SHYD
Short Muni ETF	SMB

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2023.

VANECK ETFs

PRESIDENT’S LETTER

October 31, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces on markets—monetary policy, government spending and economic growth—were negative or muted coming into the year. This remains my view.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just under of $8 trillion toward the end of October 2023.1

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what should drive the Fed is fighting wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, in control of the House of Representatives, continue to look to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend. But it is worth noting that environmental subsidies from the IRA bill are larger than expected. A political expert just commented that the next U.S. President will have to face the country’s big budget deficits in 2025. If this does happen, and I’m more positive on this than most, then I could see the Fed cut rates to offset the contractionary effects of smaller budget deficits. Again, more in 2025 than 2024.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led and still not enough to overcome the property sector malaise. In coming years, we will likely have to look to India, Indonesia and Africa to drive global growth.

1

VANECK ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed, which is that they offer attractive risk-adjusted returns compared to equities given the headwinds discussed above. Now after the 2022 and 2023 losses, bond investments are now offering attractive yields, this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) As a reference, bonds offered attractive total returns in the 1970s even though that decade was the worst for interest rates in the last 100 years.

This period of “yield curve inversion”—long-term interest rates lower than short-term rates—is unusual and, I think, about to end. If, and it’s a big “if”, government entities like the Fed are stepping back from the bond markets, then it makes sense for long-term rates to be higher because with greater risk should come greater return.

Further, yield curve inversion is present only about 10% of the time. It’s unusual. This is a good time to think about what investments might benefit from the end of this era. Perhaps some bank stocks? This outlook is discussed in a recent podcast, The Compound and Friends,3 Episode 113, released on October 13, 2023.

My final thought is that, while I think the Fed won’t lower short-term interest rates for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin). Timing market moves is almost impossible, but the cycle will eventually turn in favor of these assets and they have rallied since we started discussing this several months ago.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

November 9, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”.4 Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1  U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, October 26, 2023, https://www.federalreserve.gov/releases/h41/20231026/

2  What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/

3  https://podcasts.apple.com/us/podcast/the-new-kings-of-wall-street/id1456467014?i=1000631190860

4. https://www.vaneck.com/us/en/subscribe/

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2023 - October 31, 2023(a)
CEF Muni Income ETF
Actual	$1,000.00	$869.40	0.41%	$1.93
Hypothetical (b)	$1,000.00	$1,023.08	0.41%	$2.08
High Yield Muni ETF
Actual	$1,000.00	$945.50	0.33%	$1.61
Hypothetical (b)	$1,000.00	$1,023.48	0.33%	$1.68
HIP Sustainable Muni ETF
Actual	$1,000.00	$954.50	0.24%	$1.18
Hypothetical (b)	$1,000.00	$1,023.93	0.24%	$1.22
Intermediate Muni ETF
Actual	$1,000.00	$950.00	0.24%	$1.18
Hypothetical (b)	$1,000.00	$1,023.93	0.24%	$1.22
Long Muni ETF
Actual	$1,000.00	$921.90	0.24%	$1.16
Hypothetical (b)	$1,000.00	$1,023.93	0.24%	$1.22
Short High Yield Muni ETF
Actual	$1,000.00	$972.10	0.35%	$1.74
Hypothetical (b)	$1,000.00	$1,023.38	0.35%	$1.78
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2023 - October 31, 2023(a)
Short Muni ETF
Actual	$1,000.00	$992.70	0.11%	$0.55
Hypothetical (b)	$1,000.00	$1,024.58	0.11%	$0.56

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
4

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.9% (a)
abrdn National Municipal Income Fund	90,462	$728,219
Alliance Bernstein National Municipal Income Fund, Inc.	210,154	1,906,097
Blackrock Investment Quality Municipal Trust, Inc.	126,519	1,229,765
BlackRock Long-Term Municipal Advantage Trust	79,840	704,189
BlackRock MuniAssets Fund, Inc.	273,658	2,394,507
BlackRock Municipal 2030 Target Term Trust	501,480	9,713,668
BlackRock Municipal Income Fund, Inc.	531,640	5,236,654
BlackRock Municipal Income Quality Trust	190,720	1,809,933
BlackRock Municipal Income Trust	323,359	2,813,223
BlackRock Municipal Income Trust II	351,542	3,132,239
BlackRock MuniHoldings Fund, Inc.	384,028	3,886,363
BlackRock MuniHoldings Quality Fund II, Inc.	162,173	1,401,175
BlackRock MuniVest Fund II, Inc.	154,428	1,405,295
BlackRock MuniVest Fund, Inc.	467,379	2,832,317
BlackRock MuniYield Fund, Inc.	338,234	3,030,577
BlackRock MuniYield Quality Fund II, Inc.	162,423	1,414,704
BlackRock MuniYield Quality Fund III, Inc.	490,961	4,708,316
BlackRock MuniYield Quality Fund, Inc.	523,546	5,204,047
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	126,390	1,136,246
BNY Mellon Municipal Income, Inc.	152,378	827,412
BNY Mellon Strategic Municipal Bond Fund, Inc.	361,157	1,719,107
BNY Mellon Strategic Municipals, Inc.	458,323	2,328,281
DWS Municipal Income Trust	287,129	2,147,725
Eaton Vance Municipal Bond Fund	513,695	4,561,612
Eaton Vance Municipal Income 2028 Term Trust	73,883	1,241,973
	Number of Shares	Value
Eaton Vance Municipal Income Trust	286,756	$2,526,320
Eaton Vance National Municipal Opportunities Trust	103,774	1,542,082
Invesco Advantage Municipal Income Trust II	323,205	2,343,236
Invesco Municipal Income Opportunities Trust	197,866	1,015,053
Invesco Municipal Opportunity Trust	493,651	3,978,827
Invesco Municipal Trust	401,944	3,267,805
Invesco Quality Municipal Income Trust	386,895	3,157,063
Invesco Trust for Investment Grade Municipals	394,921	3,289,692
Invesco Value Municipal Income Trust	335,665	3,356,650
MFS High Income Municipal Trust	229,911	698,929
MFS Municipal Income Trust	302,241	1,338,928
Neuberger Berman Municipal Fund, Inc.	137,687	1,219,907
Nuveen AMT-Free Municipal Credit Income Fund	1,562,386	15,670,732
Nuveen AMT-Free Municipal Value Fund	124,673	1,570,880
Nuveen AMT-Free Quality Municipal Income Fund	1,672,460	15,838,196
Nuveen Dynamic Municipal Opportunities Fund	324,184	2,956,558
Nuveen Municipal Credit Income Fund	1,427,932	14,422,113
Nuveen Municipal High Income Opportunity Fund	668,772	5,597,622
Nuveen Municipal Value Fund, Inc.	1,402,723	11,207,757
Nuveen Quality Municipal Income Fund	1,603,860	15,733,867
Nuveen Select Tax-Free Income Portfolio	246,117	3,251,205
PIMCO Municipal Income Fund	114,506	902,307
PIMCO Municipal Income Fund II	289,724	2,062,835
PIMCO Municipal Income Fund III	209,518	1,296,916
Pioneer Municipal High Income Advantage Fund, Inc.	176,873	1,139,062

See Notes to Financial Statements

5

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pioneer Municipal High Income Fund Trust	169,114	$1,182,107
Pioneer Municipal High Income Opportunities Fund, Inc.	123,419	1,158,904
Putnam Managed Municipal Income Trust	326,080	1,676,051
Putnam Municipal Opportunities Trust	225,039	1,973,592
Western Asset Managed Municipals Fund, Inc.	317,197	2,781,818
Total Closed-End Funds: 99.9% (Cost: $264,142,575)		195,670,658
Other assets less liabilities: 0.1%		236,682
NET ASSETS: 100.0%		$195,907,340

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$195,670,658

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$195,670,658	$—	$—	$195,670,658

See Notes to Financial Statements

6

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 97.2%
Alabama: 2.4%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.25%, 06/01/25	$215		$210,009
5.75%, 06/01/26 (c)	2,000		1,568,103
5.75%, 06/01/26 (c)	1,400		1,243,251
6.00%, 06/01/26 (c)	5,900		4,666,919
Alabama State Port Authority Docks Facilities, Series A (RB) (AGM)
5.00%, 10/01/27 (c)	1,675		1,689,540
5.00%, 10/01/27 (c)	1,000		1,004,469
Black Belt Energy Gas District, Series A (RB) 5.25%, 10/01/30 (c) (p)	5,000		5,007,965
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	1,180		1,226,811
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	8,540		7,963,897
Jefferson County, Sewer Revenue, Series D (RB)
6.00%, 11/21/23 (c)	10,000		10,289,039
6.50%, 11/21/23 (c)	9,000		9,350,486
Jefferson County, Sewer Revenue, Series E (RB)
0.00%, 11/21/23 (c) ^	100		48,930
0.00%, 11/21/23 (c) ^	60		24,937
Montgomery Alabama Medical Clinic Board of Health Care Facility, Jackson Hospital and Clinic (RB) 5.00%, 03/01/26 (c)	1,350		1,203,466
Sumter County, Alabama Industrial Development Authority Exempt Facilities, Enviva, Inc. Project (RB) 6.00%, 07/15/32 (c) (p)	10,000		6,761,826
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB)
4.50%, 05/01/29 (c)	2,914		2,579,742
5.25%, 05/01/29 (c)	5,000		4,120,991
			58,960,381
Alaska: 0.0%
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/31 (c) ^	3,000		264,005
	Par (000’s	)	Value
American Samoa: 0.2%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/31 (c)	$4,250		$3,786,951
6.50%, 09/01/28	250		257,526
6.62%, 09/01/25 (c)	1,000		1,023,824
			5,068,301
Arizona: 2.8%
Arizona Industrial Development Authority Education Facility, Leman Academy of Excellence Projects, Series A (RB) 4.50%, 07/01/29 (c)	1,000		774,476
Arizona Industrial Development Authority Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500		458,403
Arizona Industrial Development Authority, Academies of Math and Science Projects (RB) 5.00%, 07/01/29 (c)	1,000		893,661
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	200		195,269
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/27 (c)	2,940		2,804,201
6.00%, 07/01/27 (c)	1,270		1,270,701
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project, Series B (RB) 5.00%, 09/01/27 (c)	1,545		1,386,111
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/26 (c)	250		232,643
5.25%, 07/01/26 (c)	500		433,620
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/27 (c)	270		225,940
5.00%, 07/01/27 (c)	515		421,447
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	500		418,407
Arizona Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 5.25%, 07/01/28 (c)	1,000		849,115

See Notes to Financial Statements

7

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Education Facility, Series A (RB)
5.25%, 12/01/23 (c)	$2,650		$2,459,209
5.50%, 12/01/23 (c)	2,100		1,821,065
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/26 (c)	1,000		947,758
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	500		459,420
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	6,497		5,657,223
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/29 (c)	1,400		934,599
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM) 5.00%, 07/01/29 (c)	6,990		6,753,614
Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
4.00%, 11/15/24 (c)	250		230,283
5.00%, 11/15/24 (c)	1,000		796,824
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/26 (c)	1,340		1,000,626
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	200		195,341
5.00%, 07/01/25 (c)	500		424,743
5.00%, 07/01/25 (c)	1,000		842,036
5.00%, 07/01/25 (c)	900		854,136
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	750		696,610
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	3,320		2,858,934
	Par (000’s	)	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	$750		$706,267
Maricopa County Arizona Industrial Development Authority, Commercial Metals Company Project (RB) 4.00%, 01/01/26 (c)	3,580		2,766,731
Maricopa County Arizona Industrial Development Authority, Valley Christian Schools Project, Series A (RB) 6.38%, 07/01/30 (c)	1,000		908,038
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,000		964,173
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/29 (c)	1,400		1,265,858
5.00%, 07/01/29 (c)	1,300		1,192,811
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/29 (c)	500		451,521
5.00%, 07/01/29 (c)	1,990		1,670,231
5.00%, 07/01/29 (c)	500		411,022
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,750		1,496,787
Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24 (d) *	255		234,365
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB) 4.15%, 12/01/31 (c)	5,000		3,231,434
Phoenix Arizona Industrial Development Authority, Guam Facilities Foundation, Inc. Project (RB) 5.12%, 02/01/24 (c)	1,000		893,912
Phoenix Arizona Industrial Development Authority, Provident Group - Falcon Properties LLC, Project, Series A (RB) 4.00%, 12/01/31 (c)	1,000		663,262

See Notes to Financial Statements

8

	Par (000’s	)	Value
Arizona (continued)
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 5.62%, 06/15/25 (c)	$1,250		$1,157,944
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/26 (c)	250		232,759
5.38%, 07/01/26 (c)	250		216,154
5.50%, 07/01/26 (c)	250		214,514
Pima County, Industrial Development Authority, Edkey Charter School Project (RB) 5.00%, 07/01/26 (c)	1,000		967,238
Sacramento County, Community Facilities District No. 2005-2 (RB) 5.00%, 12/01/32	2,000		1,989,719
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	9,605		9,323,910
5.25%, 12/01/24	305		306,183
5.25%, 12/01/25	265		266,813
5.25%, 12/01/27	215		217,111
5.25%, 12/01/28	245		247,478
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/26 (c)	355		273,513
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.00%, 10/01/27 (c)	1,200		759,570
6.12%, 10/01/27 (c)	600		319,881
			70,645,614
Arkansas: 0.3%
Arkansas Development Finance Authority, Big River Steel Project (RB) 4.50%, 09/01/26 (c)	5,570		4,946,576
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project (RB) 5.70%, 05/01/26 (c)	3,205		2,924,861
			7,871,437
California: 12.2%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/26 (c)	3,000		3,002,123
5.00%, 10/01/26 (c)	5,000		4,897,201
5.00%, 10/01/26 (c)	2,230		2,201,032
5.00%, 10/01/26 (c)	1,650		1,640,284
	Par (000’s	)	Value
California (continued)
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 03/01/24 (c)	$160		$143,063
4.00%, 03/01/24 (c)	420		327,123
4.00%, 03/01/24 (c)	615		508,098
Anaheim Public Financing Authority, Anaheim Public Improvement Project, Series A (RB) (BAM) 5.00%, 09/01/27 (c)	2,000		2,034,504
Antelope Valley Healthcare District, Series A (RB) 5.25%, 03/01/26 (c)	1,480		1,445,453
California Community Choice Financing Authority, Clean Energy Project, Series C (RB) 5.25%, 10/01/31 (c) (p)	7,270		7,117,174
California Community Choice Financing Authority, Clean Energy, Series D (RB) 5.50%, 11/01/28 (c) (p)	10,000		10,231,348
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	1,695		1,528,789
California Community Housing Agency Senior Essential Housing, Series A-1 (RB) (AGM) 3.00%, 08/01/32 (c)	3,000		1,649,428
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,100		2,592,574
California Community Housing Agency, Essential Housing, Creekwood, Series A (RB) 4.00%, 08/01/31 (c)	5,000		2,877,941
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 08/01/31 (c)	8,150		6,001,529
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) 3.00%, 08/01/31 (c)	4,000		2,381,616
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) (AGM) 4.00%, 08/01/32 (c)	3,000		1,769,571
California Community Housing Agency, Essential Housing, Mira Vista Hills Apartments, Series A (RB) 4.00%, 08/01/31 (c)	2,000		1,251,738

See Notes to Financial Statements

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	$3,000		$2,234,630
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 08/01/32 (c)	2,000		1,353,402
California Community Housing Agency, Series A-1 (RB) 4.00%, 08/01/31 (c)	4,500		3,350,239
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	6,000		4,002,838
California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 12/01/23 (c)	5		5,080
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 11/16/23 (c)	15		13,762
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/27 (c)	250		195,771
4.20%, 08/15/27 (c)	500		419,752
5.00%, 08/15/27 (c)	990		932,545
5.00%, 08/15/27 (c)	460		455,387
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/27 (c)	590		581,628
California Housing Finance Agency (RB)
3.25%, 08/20/36	1,942		1,665,330
3.50%, 11/20/35	962		832,759
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	3,752		3,537,208
California Infrastructure & Economic Development Bank, California Science Center Phase III Project, Series A (RB) 4.00%, 11/01/31 (c)	2,300		1,783,696
California Infrastructure & Economic Development Bank, California State Teachers Retirement System (RB) 5.00%, 08/01/29 (c)	1,085		1,153,068
	Par (000’s	)	Value
California (continued)
California Infrastructure & Economic Development Bank, Charter School Portfolio Project, Series A-1 (RB) 5.00%, 07/01/30 (c)	$1,000		$711,110
California Municipal Finance Authority, Azusa Pacific University Project, Series B (RB) (NATL) 5.00%, 04/01/25 (c)	1,910		1,675,269
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/25 (c)	500		461,661
6.12%, 12/01/23 (c)	1,000		1,000,849
California Municipal Finance Authority, Charter School Santa Rosa Academy Project, (RB) 5.00%, 07/01/32 (c)	1,000		817,205
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 11/15/28 (c)	500		501,092
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	150		123,758
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM)
3.00%, 05/15/31 (c)	3,650		2,441,914
4.00%, 05/15/31 (c)	5,000		4,064,841
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/31 (c)	1,500		1,287,221
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 4.00%, 02/01/27 (c)	1,165		964,825
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/27 (c)	250		252,605
5.00%, 07/01/27 (c)	200		202,263
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/27 (c)	500		416,344
5.00%, 10/01/27 (c)	500		402,352
5.00%, 10/01/27 (c)	500		448,694

See Notes to Financial Statements

10

	Par (000’s	)	Value
California (continued)
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/25 (c)	$2,390		$2,047,280
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 (c)	2,490		2,356,052
5.00%, 06/30/28	65		65,967
5.00%, 06/30/28 (c)	500		507,099
5.00%, 06/30/28 (c)	600		608,760
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 06/30/28 (c)	1,950		1,689,942
5.00%, 06/30/28 (c)	700		706,019
5.00%, 06/30/28 (c)	1,035		1,049,299
5.00%, 06/30/28 (c)	1,000		986,606
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	230		198,130
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/26 (c)	500		443,463
5.00%, 07/01/28 (c)	130		118,971
5.00%, 07/01/28 (c)	1,000		835,566
California Municipal Finance Authority, Social Bonds - Healthright 360, Series A (RB) 5.00%, 11/01/29 (c)	3,000		2,419,983
California Municipal Finance Authority, UCR Dundee- Glasgow Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	250		206,263
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	19,000		17,787,849
California Pollution Control Financing Authority, Poseidon Resources LP Desalination Project (RB) (ACA) 5.00%, 01/01/24 (c)	1,500		1,472,247
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000		50,000
7.50%, 12/01/23 (c) (d) *	10,500		525,000
7.50%, 12/01/29 (c) (d) *	7,000		350,000
8.00%, 07/01/27 (c) (d) *	6,635		331,750
	Par (000’s	)	Value
California (continued)
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	$1,000		$130,000
California Pollution Control Financing Authority, Water Furnishing Poseidon Resources (Channelside) LP Desalination Project (RB)
5.00%, 01/01/24 (c)	2,500		2,317,265
5.00%, 07/01/33 (c)	1,000		1,001,452
5.00%, 07/01/33 (c)	1,000		993,772
California Public Finance Authority, Enso Village Project, Series A (RB) 5.00%, 06/01/27 (c)	400		324,878
California Public Finance Authority, Enso Village Project, Series B (RB) 3.12%, 11/21/23 (c)	1,000		920,314
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB) 5.00%, 07/01/26 (c)	2,000		1,905,984
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/30 (c)	1,000		821,614
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB)
4.00%, 11/01/31 (c)	2,700		1,906,398
4.00%, 11/01/31 (c)	1,000		725,024
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/27 (c)	2,000		1,656,624
6.38%, 07/01/25 (c)	9,075		9,449,015
California School Finance Authority, Rocketship Education, Series A (RB)
5.12%, 06/01/26 (c)	250		218,308
5.25%, 06/01/26 (c)	250		217,471
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	1,500		1,400,800
5.00%, 11/01/27 (c)	1,000		892,869
6.38%, 12/01/23 (c)	1,000		1,000,362
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	250		224,380

See Notes to Financial Statements

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 12/01/23 (c)	$22		$20,255
5.75%, 12/01/23 (c)	4		3,875
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 12/01/23 (c)	1		568
California Statewide Communities Development Authority, Infrastucture Program, Series B (RB) (NATL) 5.00%, 09/02/29 (c)	1,000		956,947
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/26 (c)	545		546,789
5.00%, 05/15/26 (c)	385		387,267
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 06/01/29 (c)	435		385,291
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 12/01/23 (c)	1,075		1,067,303
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 06/01/26 (c)	10,000		9,166,274
5.00%, 06/01/26 (c)	3,595		3,427,993
5.00%, 06/01/26 (c)	350		350,269
5.25%, 12/01/24 (c)	1,740		1,733,687
5.25%, 12/01/24 (c)	5,300		4,929,462
5.25%, 06/01/26 (c)	10,000		8,859,415
5.25%, 06/01/28 (c)	1,000		915,409
5.50%, 12/01/24 (c)	20,180		19,224,182
California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 5.00%, 01/01/28 (c)	2,000		2,009,437
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
5.00%, 06/01/26 (c)	3,230		2,854,252
	Par (000’s	)	Value
California (continued)
5.75%, 12/01/23 (c)	$125		$113,878
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB) 3.50%, 05/15/26 (c)	615		514,535
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,170		2,911,222
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 12/01/23 (c)	3,175		3,228,619
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 12/01/23 (c)	900		915,197
City & County of San Francisco, Special Tax District No 2020-1, Series A (ST) 4.00%, 09/01/28 (c)	1,635		1,283,303
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/28 (c)	500		386,197
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	250		242,156
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 03/01/24 (c)	230		217,036
4.00%, 03/01/24 (c)	250		232,482
4.00%, 03/01/24 (c)	250		234,107
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	750		727,475
City of Rancho Cordova, Sunridge Anatolia community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	180		157,780
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	810		802,303
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/27 (c)	500		425,112
5.00%, 09/01/27 (c)	155		157,318
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST) 5.00%, 09/01/27 (c)	3,450		3,232,486

See Notes to Financial Statements

12

	Par (000’s	)	Value
California (continued)
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	$200		$199,050
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,045		1,013,344
CMFA Special Finance Agency VII Essential Housing, The Breakwater Apartments, Series A-1 (RB) 3.00%, 08/01/31 (c)	3,000		1,798,285
CMFA Special Finance Agency VII, Essential Housing, Series A-2 (RB) 4.00%, 08/01/31 (c)	1,975		1,444,309
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/31 (c)	6,650		3,946,156
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 02/01/32 (c)	1,000		700,534
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB) 4.00%, 02/01/32 (c)	2,500		1,866,651
Compton Public Finance Authority (RB)
4.00%, 09/01/24 (c)	800		767,265
4.50%, 09/01/24 (c)	1,585		1,473,088
County of Los Angeles Community Facilities District No 2021-01 (ST) 5.00%, 09/01/29 (c)	1,000		914,604
CSCDA Community Improvement Authority Essential Housing, Acacia on Santa Rosa Creek, Series A (RB) (NATL) 4.00%, 10/01/31 (c)	2,500		1,856,785
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-1 (RB) 3.50%, 10/01/31 (c)	1,000		686,988
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-2 (RB) 4.00%, 10/01/31 (c)	7,750		5,201,081
CSCDA Community Improvement Authority, City of Orange Portfolio, Series A-2 (RB) 3.00%, 12/01/31 (c)	2,000		1,192,074
	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Essential Housing Mezzanine Lien, Series B (RB)
4.00%, 04/01/32 (c)	$1,000		$625,019
4.00%, 05/01/32 (c)	1,500		948,108
CSCDA Community Improvement Authority, Essential Housing, The Link Glendale, Series A-1 (RB) 3.00%, 07/01/31 (c)	1,000		664,568
CSCDA Community Improvement Authority, Essential Housing, Westgate Phase, Series A-2 (RB) 3.12%, 06/01/31 (c)	3,000		1,708,984
CSCDA Community Improvement Authority, Link- Glendale, Series A-2 (RB) 4.00%, 07/01/31 (c)	5,350		3,419,236
CSCDA Community Improvement Authority, Millennium South Bay-Hawthorne, Series A-1 (RB) 3.25%, 07/01/32 (c)	2,000		1,208,303
CSCDA Community Improvement Authority, Monterey Station Apartments, Series A-1 (RB) 3.00%, 07/01/32 (c)	2,500		1,707,831
CSCDA Community Improvement Authority, Parallel-Anaheim, Series A (RB) 4.00%, 08/01/31 (c)	2,000		1,367,912
CSCDA Community Improvement Authority, Park Crossing Apartments, Series B (RB) 4.00%, 06/01/32 (c)	1,000		655,467
CSCDA Community Improvement Authority, Pasadena Portfolio, Series B (RB) 4.00%, 12/01/31 (c)	1,000		641,585
CSCDA Community Improvement Authority, Vineyard Gardens Apartments, Series B (RB) 4.00%, 04/01/32 (c)	500		322,159
CSCDA Community Improvement Authority, Wood Creek Apartments, Series A-2 (RB) 4.00%, 06/01/32 (c)	2,000		1,336,239
Dublin Community Facilities District No 2015-1 (ST)
5.00%, 09/01/26 (c)	500		465,737
5.00%, 09/01/26 (c)	500		478,143
5.00%, 09/01/26 (c)	500		494,178

See Notes to Financial Statements

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 09/01/27 (c)	$485		$454,422
5.00%, 09/01/27 (c)	1,150		1,151,214
Folsom Ranch Financing Authority (ST)
5.00%, 09/01/27 (c)	2,000		1,972,886
5.00%, 09/01/27 (c)	1,100		1,111,778
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 3.95%, 07/15/27 (c)	100		78,789
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	475		340,291
Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series B-2 (RB) 0.00%, 12/01/31 (c) ^	51,000		4,183,137
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250		176,725
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	405		395,823
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 12/01/23 (c)	27		27,041
MSR Energy Authority, Series A (RB)
6.12%, 11/01/29	455		471,441
6.50%, 11/01/39	6,200		6,983,258
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/25 (c)	975		876,651
5.25%, 08/15/25 (c)	455		449,398
Palm Desert California Improvement, Section 29 Assessment District No. 2004-02 (SA) 4.00%, 09/02/28 (c)	1,200		1,032,597
Palomar Health (RB) 5.00%, 11/01/26 (c)	250		247,602
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125		116,000
Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,000		964,806
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	750		755,185
	Par (000’s	)	Value
California (continued)
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.00%, 09/01/26 (c)	$500		$475,423
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	500		466,325
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/26 (c)	345		334,549
5.00%, 09/01/26 (c)	495		465,785
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/31 (c)	745		748,650
San Diego County, California Regional Airport, Series A (RB) 4.00%, 07/01/31 (c)	1,050		910,906
San Francisco California City & County Airport Commission International Airport, SFO Fuel Company LLC, Series A (RB) 5.00%, 01/01/29 (c)	1,475		1,416,962
San Francisco City & County, International Airport, Series A (RB) (BAM-TCRS) 5.00%, 05/01/24 (c)	2,750		2,688,658
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	300		276,341
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) 5.00%, 01/15/25 (c)	500		508,014
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	200		200,377
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/25 ^	1,000		948,991
0.00%, 01/15/32 ^	145		97,806
0.00%, 01/15/36 ^	105		57,038
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST) 5.00%, 03/01/26 (c)	500		476,860

See Notes to Financial Statements

14

	Par (000’s	)	Value
California (continued)
Successor Agency of Pttsburg, Los Medanos Community Development Project, Series A (TA) (AGM) 5.00%, 09/01/26 (c)	$1,020		$1,040,522
Tobacco Securitization Authority of Southern California, Series A (RB) 5.00%, 12/01/29 (c)	5,735		5,657,287
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/25 (c)	100		93,977
5.00%, 09/01/25 (c)	100		96,754
Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	750		750,068
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) *	850		272,000
5.30%, 03/01/24 (c) (d) *	530		169,600
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	445		432,154
			304,850,118
Colorado: 2.7%
Aerotropolis Colorado Regional Transportation Authority (RB) 4.38%, 12/01/26 (c)	2,000		1,443,766
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 5.00%, 12/01/23 (c)	500		450,829
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	2,010		1,877,196
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/23 (c)	1,000		936,600
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/25 (c)	500		447,129
5.00%, 12/01/25 (c)	500		419,193
Broadway Station Metropolitan District No. 3, Series A (GO) 5.00%, 06/01/24 (c)	1,425		1,012,037
Centerra Metropolitan District No 1 in Larimer County, Colorado, Series A (GO) 5.00%, 12/01/25 (c)	1,000		805,246
Centerra Metropolitan District No. 1 (TA)
5.00%, 12/01/23 (c)	500		479,723
5.00%, 12/01/23 (c)	500		418,344
5.00%, 12/01/23 (c)	500		449,461
	Par (000’s	)	Value
Colorado (continued)
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 12/01/23 (c)	$10,195		$9,558,724
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	2,250		1,773,963
Clear Creek Transit Metropolitan District No. 2, Colorado, Series A (GO) 5.00%, 12/01/26 (c)	1,000		788,719
Colorado Bridge Enterprise, Central 70 Project (RB) 4.00%, 12/31/27 (c)	2,700		1,993,951
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	500		404,976
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	510		443,717
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	5		3,269
4.00%, 08/01/29 (c)	4,735		3,662,856
5.00%, 08/01/29 (c)	2,000		1,891,040
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 06/01/25 (c)	1,000		959,171
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series B-1 (RB) 2.00%, 07/01/32 (c)	536		134,040
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/24 (c)	350		319,467
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/26 (c)	500		410,504
5.75%, 12/01/26 (c)	500		393,772
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO) 5.62%, 12/01/23 (c)	1,000		940,331

See Notes to Financial Statements

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/25 (c)	$760		$690,420
5.25%, 11/01/25 (c)	2,345		2,112,137
5.50%, 11/01/25 (c)	1,865		1,639,423
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,000		894,162
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,000		753,859
Kinston Metropolitan District No. 5, Series A (GO) 5.12%, 12/01/25 (c)	1,000		733,642
Painted Prairie Public Improvement Authority (RB) 5.00%, 12/01/24 (c)	1,000		882,623
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 03/01/26 (c)	540		428,573
Prairie Center Metropolitan District No. 3, Adams County, Series A (RB) 5.00%, 12/15/26 (c)	4,000		3,634,212
Public Authority for Colorado Energy Natural Gas (RB) 6.50%, 11/15/38	2,000		2,211,862
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB) 3.62%, 06/01/26 (c)	981		661,206
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 10/01/26 (c)	5,750		3,728,649
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	1,500		1,314,590
Southglenn Metropolitan District (GO) 5.00%, 12/01/23 (c)	1,000		846,115
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	1,200		1,027,731
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB) 4.25%, 12/01/25 (c)	1,000		763,841
Transport Metropolitan District No. 3 (GO)
5.00%, 03/01/26 (c)	4,000		2,900,378
5.00%, 03/01/26 (c)	2,000		1,562,418
	Par (000’s	)	Value
Colorado (continued)
Tree Farm Metropolitan District, Eagle County, Colorado (GO) 4.75%, 12/01/26 (c)	$2,000		$1,554,584
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/23 (c)	500		469,554
5.38%, 12/01/23 (c)	1,500		1,386,964
Verve Metropolitan District No. 1 (GO)
5.00%, 03/01/26 (c)	1,025		805,013
5.75%, 03/01/26 (c)	1,000		875,491
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 09/01/26 (c)	1,000		638,447
4.00%, 09/01/26 (c)	1,000		713,378
4.12%, 09/01/26 (c)	2,980		1,666,375
			67,313,671
Connecticut: 0.6%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 11/13/23 (c)	630		617,417
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/26 (c)	3,500		2,642,933
5.00%, 09/01/26 (c)	1,200		865,212
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/29 (c)	2,630		2,095,559
5.00%, 07/01/29 (c)	1,100		917,026
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	5,000		3,437,716
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,000		1,491,028
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/29 (c)	500		416,342
5.00%, 07/01/29 (c)	1,000		997,883
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/29 (c)	250		174,830

See Notes to Financial Statements

16

	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/29 (c)	$250		$164,655
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/26 (c)	3,000		2,261,106
			16,081,707
Delaware: 0.2%
County of Kent, Delaware Student Housing and Dinning Facility, State University Project, Series A (RB) 5.00%, 01/01/28 (c)	1,450		1,280,018
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/32 (c)	915		598,085
5.00%, 06/01/26 (c)	1,000		820,551
5.00%, 06/01/26 (c)	250		229,369
Delaware State Economic Development Authority (RB) 5.00%, 06/01/26 (c)	1,100		874,253
			3,802,276
District of Columbia: 0.7%
District of Columbia Tobacco Settlement Financing Corp. (RB) 0.00%, 12/01/23 (c) ^	7,500		1,609,624
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/29 (c)	1,225		1,298,528
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/24 (c)	250		231,525
5.00%, 07/01/24 (c)	1,180		960,426
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/30 (c)	2,500		2,077,048
5.00%, 06/01/30 (c)	500		446,944
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.00%, 10/01/37 ^	9,325		4,443,335
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	1,020		486,701
4.00%, 10/01/29 (c)	7,315		5,984,794
4.00%, 10/01/29 (c)	250		226,229
6.50%, 10/01/28 (c)	245		258,533
			18,023,687
	Par (000’s	)	Value
Florida: 5.0%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., at the University of Florida Project, Series B (RB) 5.00%, 12/01/24 (c)	$1,055		$1,040,569
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/32 (c)	1,000		937,662
Broward County Florida Port Facilities, Series B (RB) 4.00%, 09/01/29 (c)	2,150		1,880,142
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	295		190,067
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/31 (c)	7,200		5,872,370
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 07/15/26 (c)	1,335		1,206,126
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 07/15/26 (c)	500		419,564
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c)	400		375,906
5.12%, 01/01/29 (c)	500		443,364
5.25%, 01/01/29 (c)	500		421,329
5.38%, 01/01/29 (c)	500		421,537
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
4.38%, 06/15/27	225		216,070
5.25%, 06/15/27 (c)	500		432,040
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200		2,036,935
5.25%, 12/01/28 (c)	2,000		1,754,226
5.25%, 12/01/28 (c)	2,200		1,824,259
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB) 5.00%, 07/01/30 (c)	2,250		1,575,378
Charlotte County Industrial Development Authority, Town & Country Utilities Project (RB) 5.00%, 10/01/27 (c)	1,000		849,649

See Notes to Financial Statements

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
City of Lakeland, Florida Energy System (RB) 4.25%, 10/01/33 (c)	$5,000		$4,358,068
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	3,000		3,085,483
City of Orlando, Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27 (c)	500		502,007
5.00%, 11/01/27	1,100		1,135,637
5.00%, 11/01/27 (c)	2,500		2,563,647
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c)	230		195,941
5.00%, 06/01/25 (c)	1,210		1,119,106
5.00%, 06/01/25 (c)	300		268,320
Clay County, Florida Sales Surtax (RB) 4.00%, 10/01/29 (c)	1,100		932,002
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	440		24,198
8.12%, 05/15/24 (c) (d) *	343		18,866
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	2,135		2,131,325
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	1,645		1,554,615
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 02/15/30 (c)	2,000		2,016,350
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 4.00%, 02/15/30 (c)	2,000		1,564,917
Florida Development Finance Corp., Central Charter School Project (RB) 5.88%, 08/01/32 (c)	1,000		867,951
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/27 (c)	2,225		2,019,697
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/28 (c)	425		380,038
	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/28 (c)	$1,250		$687,159
5.25%, 06/01/27 (c)	1,000		744,140
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/24 (c)	1,000		993,308
6.00%, 06/15/25 (c)	500		490,144
6.12%, 06/15/25 (c)	685		638,637
6.62%, 06/15/30 (c)	1,000		969,531
6.75%, 06/15/30 (c)	1,000		959,219
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/32 (c)	1,000		796,267
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.38%, 01/01/26 (c) (p)	5,300		5,045,112
6.50%, 01/01/29 (c) (p)	9,750		9,215,191
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB)
3.00%, 06/01/24 (c)	1,500		1,129,894
6.12%, 07/01/26 (c) (p)	4,000		3,951,921
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/29 (c)	1,500		1,356,497
5.50%, 11/01/29 (c)	2,450		2,134,517
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 4.00%, 02/01/31 (c)	6,500		5,317,572
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series A (RB) 5.75%, 08/15/27 (c)	2,000		1,623,387
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 12/01/23 (c)	500		443,893
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/29 (c)	1,000		761,780

See Notes to Financial Statements

18

	Par (000’s	)	Value
Florida (continued)
Miami Beach Florida Health Facilities Authority, Mount Sinai Medical Center, Series B (RB) (AGM) 4.00%, 11/15/31 (c)	$2,500		$2,004,755
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
5.00%, 11/15/24 (c)	3,000		2,803,675
5.00%, 11/15/24 (c)	1,880		1,788,774
Miami World Center Community Development District (SA)
5.12%, 11/01/27 (c)	750		699,167
5.25%, 11/01/27 (c)	250		227,232
Miami-Dade County Aviation, Series A (RB) (BAM-TCRS) 5.00%, 10/01/24 (c)	3,000		2,930,605
Miami-Dade County Industrial Development Authority (RB) 5.50%, 07/01/29 (c)	1,000		847,981
Miami-Date County, Florida Subordinate Special (RB) 5.00%, 10/01/26 (c)	1,360		1,392,317
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/25 (c)	500		492,664
5.00%, 10/01/25 (c)	2,500		2,357,326
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,000		936,664
Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
4.25%, 12/01/23 (c)	360		358,532
5.00%, 12/01/23 (c)	85		77,949
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/28 (c)	2,000		1,825,943
North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	155		156,916
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/27 (c)	200		175,337
5.00%, 08/01/27 (c)	200		186,764
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A (RB) 5.00%, 06/01/25 (c)	3,230		2,526,436
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 (c)	2,500		2,165,607
	Par (000’s	)	Value
Florida (continued)
5.00%, 04/01/29 (c)	$1,000		$927,225
Palm Cost Park Community Development District (SA) 5.70%, 12/01/23 (c)	150		149,991
Pinellas County Industrial Development Authority, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understaing Inc. Project (RB) 5.00%, 07/01/29 (c)	1,900		1,755,851
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	5,000		4,799,548
Sanger Industrial Development Corp., Texas Pellets Project, Series B (SA) 4.12%, 05/01/31 (c)	1,055		816,607
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB)
5.50%, 11/15/26 (c)	500		356,894
5.75%, 11/15/26 (c)	1,500		1,088,774
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 12/01/23 (c)	1,500		1,418,159
Tallahassee Florida Health Facilities, Tallahassee Memorial Healthcare, Inc. Project, Series A (RB) 5.00%, 12/01/25 (c)	1,100		932,417
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	150		146,130
3.62%, 05/01/26 (c)	995		926,871
4.25%, 05/01/28 (c)	915		768,673
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	715		647,058
3.55%, 05/01/29 (c)	2,765		2,163,402
			124,745,774
Georgia: 1.4%
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 02/01/28 (c)	6,525		5,111,188
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	1,250		1,196,568

See Notes to Financial Statements

19

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Georgia (continued)
Fulton County Residential Care Facilities for the Elderly Authority, Canterbury Court Project, Series A (RB) 4.00%, 04/01/28 (c)	$2,500		$1,771,602
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/27 (c)	700		534,439
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/31 (c)	4,750		3,559,289
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		411,892
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/27 (c)	2,680		2,356,241
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.75%, 06/15/27 (c)	250		241,964
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 11/01/27 (c) (p)	15,000		13,973,215
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/27 (c)	1,000		785,531
5.00%, 11/01/27 (c)	5,000		4,284,499
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	375		347,127
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/26 (c)	500		416,316
5.25%, 10/01/26 (c)	500		387,169
			35,377,040
Guam: 1.0%
Guam Government (GO) 5.00%, 05/15/29 (c)	1,165		1,152,998
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c)	600		483,490
5.00%, 11/15/25 (c)	1,100		1,049,271
5.00%, 11/15/25 (c)	1,040		1,002,421
5.00%, 11/15/25 (c)	5,805		5,634,387
5.00%, 11/15/25 (c)	1,085		985,920

	Par (000’s	)	Value
Guam (continued)
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/31 (c)	$7,000		$5,815,448
4.00%, 01/01/31 (c)	1,000		899,639
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	500		458,837
5.00%, 02/01/30 (c)	500		439,846
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/30	750		755,714
Guam Government, Limited Obligation, Series A (RB)
5.00%, 12/01/26 (c)	3,120		2,663,039
5.00%, 12/01/26 (c)	2,290		2,270,100
Guam Power Authority, Series A (RB) 5.00%, 10/01/27 (c)	500		471,687
			24,082,797
Hawaii: 0.2%
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 12/01/23 (c)	1,645		1,432,531
State of Hawaii, Department of Budget and Finance, Series A (RB)
6.25%, 12/01/23 (c)	1,400		1,399,966
6.62%, 12/01/23 (c)	2,085		2,085,852
			4,918,349
Idaho: 0.1%
Idaho Falls Auditorium District, Annual Appropriation Certificates of Participation (CP) 5.25%, 05/15/26 (c)	2,000		1,736,368
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/26 (c)	450		363,396
5.00%, 09/01/26 (c)	1,135		1,022,927
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/28 (c)	100		81,286
			3,203,977
Illinois: 10.4%
Chicago Board of Education, Series A (GO)
4.00%, 12/01/31 (c)	6,250		4,643,255
4.00%, 12/01/31 (c)	2,975		2,294,687
5.00%, 12/01/23 (c)	17,755		15,769,668
5.00%, 12/01/28 (c)	1,265		1,252,329
5.00%, 12/01/28 (c)	250		245,047
5.00%, 12/01/29 (c)	1,195		1,181,637
5.00%, 12/01/29	1,000		995,301

See Notes to Financial Statements

20

	Par (000’s	)	Value
Illinois (continued)
5.00%, 12/01/30 (c)	$6,000		$5,513,901
5.00%, 12/01/30 (c)	395		384,610
5.00%, 12/01/30 (c)	6,990		6,632,312
5.00%, 12/01/30 (c)	5,575		5,483,000
5.00%, 12/01/30 (c)	100		96,366
5.00%, 12/01/30 (c)	6,350		5,813,594
5.00%, 12/01/30 (c)	5,100		5,000,956
5.00%, 12/01/30 (c)	3,610		3,394,062
5.00%, 12/01/31 (c)	8,000		7,018,215
7.00%, 12/01/25 (c)	14,210		14,522,609
7.00%, 12/01/25 (c)	5,200		5,391,304
7.00%, 12/01/27 (c)	2,250		2,336,189
Chicago Board of Education, Series A (GO) (AGM) 5.00%, 12/01/28 (c)	250		250,399
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		145,988
5.50%, 12/01/26	175		175,353
5.50%, 12/01/31	1,285		1,295,943
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/27 ^	760		622,284
0.00%, 12/01/28 ^	390		303,743
0.00%, 12/01/30 ^	55		38,475
5.50%, 12/01/26	355		357,615
Chicago Board of Education, Series B (GO)
4.00%, 12/01/31 (c)	5,000		4,063,473
4.00%, 12/01/31 (c)	5,000		4,006,839
4.00%, 12/01/31 (c)	7,130		5,643,762
5.00%, 12/01/23 (c)	1,105		1,052,766
5.00%, 12/01/23 (c)	1,680		1,582,369
5.00%, 12/01/27	1,500		1,505,426
5.00%, 12/01/29 (c)	200		196,116
5.00%, 12/01/30 (c)	3,600		3,550,499
6.50%, 12/01/26 (c)	4,000		4,063,406
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27 (c)	3,750		3,643,802
5.00%, 12/01/27	2,000		2,007,234
5.25%, 12/01/24 (c)	8,040		7,446,452
5.25%, 12/01/24 (c)	8,485		8,205,132
6.00%, 12/01/24 (c)	1,160		1,164,337
Chicago Board of Education, Series C (GO) (AGM) 5.00%, 12/01/28 (c)	500		502,409
Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/28 (c)	2,500		2,200,470
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	2,415		2,355,134
Chicago Board of Education, Series G (GO)
5.00%, 12/01/27 (c)	4,960		4,819,536
5.00%, 12/01/27 (c)	3,000		2,679,557
	Par (000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series H (GO)
5.00%, 12/01/27 (c)	$12,710		$11,187,188
5.00%, 12/01/27 (c)	5,000		4,730,249
Chicago O’Hare International Airport, Senior Special Facilities (RB) 5.00%, 07/01/28 (c)	3,000		2,651,203
Chicago O’Hare International Airport, Series A (RB) (AGM) 5.25%, 01/01/32 (c)	3,000		2,993,817
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.00%, 12/01/25 ^	355		320,480
0.00%, 12/01/29 ^	1,460		1,077,715
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/24 ^	1,165		1,104,425
0.00%, 12/01/25 ^	1,650		1,489,552
0.00%, 12/01/26 ^	1,630		1,400,965
0.00%, 12/01/27 ^	1,030		843,358
0.00%, 12/01/28 ^	690		537,392
0.00%, 12/01/29 ^	645		476,114
0.00%, 12/01/31 ^	520		344,307
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/26	100		101,698
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/28 ^	345		292,346
0.00%, 01/01/30 ^	420		308,918
0.00%, 01/01/33 ^	985		606,544
0.00%, 01/01/34 ^	760		443,148
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	235		236,251
City of Chicago, Series A (GO)
5.00%, 01/01/27	275		285,065
5.00%, 01/01/27	200		203,161
5.00%, 01/01/27	725		736,610
5.00%, 01/01/31 (c)	3,000		3,049,954
5.00%, 01/01/31 (c)	3,000		3,047,382
5.00%, 01/01/31 (c)	1,500		1,525,242
5.25%, 01/01/24 (c)	1,810		1,813,422
5.50%, 01/01/29 (c)	1,000		977,275
5.50%, 01/01/30 (c)	1,000		1,003,944
6.00%, 01/01/27 (c)	5,000		5,122,624
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		108,907
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		2,829,166

See Notes to Financial Statements

21

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Series B (GO) 5.25%, 01/01/25 (c)	$2,195		$2,227,741
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		126,637
5.00%, 01/01/24	10		10,001
5.00%, 01/01/25	1,760		1,769,366
5.00%, 01/01/26	380		384,400
5.00%, 01/01/26 (c)	250		251,745
City of Chicago, Series D (GO) 5.50%, 01/01/25 (c)	5,000		4,918,198
City of Chicago, Series F (GO) 5.50%, 01/01/25 (c)	1,175		1,144,033
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	990		1,032,005
City of Harvey, Series A (GO) 4.50%, 01/01/54	4,659		3,417,248
Cook County, Illinois, Series B (GO) 4.00%, 11/15/26	1,200		1,196,621
Illinois Finance Authority Student Housing and Academic Facility, CHF - Chicago, L.L.C. - University of Illinois at Chicago Project, Series A (RB) 5.00%, 08/15/27 (c)	4,125		3,610,655
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/31 (c)	1,000		730,048
Illinois Finance Authority, Admiral Lake Project (RB) 5.12%, 05/15/24 (c)	390		314,469
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 12/01/23 (c)	35		30,986
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB)
5.00%, 07/01/25 (c)	1,000		927,481
5.00%, 07/01/25 (c)	1,340		1,025,842
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (c) (d) *	6,500		1,755,000
5.00%, 02/15/27 (d) *	3,000		810,000
5.12%, 02/15/27 (c) (d) *	6,130		1,655,100
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	100		77,636
Illinois Finance Authority, Illinois Institute of Technology (RB) 5.00%, 09/01/29 (c)	175		148,361
	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	$500		$464,802
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/26 (c)	5		4,355
5.00%, 11/01/26 (c)	250		231,169
5.00%, 11/01/26 (c)	500		467,948
Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	1,125		1,120,911
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 12/01/23 (c)	475		437,897
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	1,000		990,804
5.00%, 06/15/29	1,000		985,269
5.00%, 06/15/29 (c)	3,055		2,994,958
5.00%, 06/15/30	1,000		984,447
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/24 (c)	3,000		3,000,617
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		601,599
Illinois State, Series A (GO)
5.00%, 12/01/27 (c)	500		508,049
5.00%, 05/01/28 (c)	500		469,818
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/25 (c)	1,000		981,554
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
3.00%, 12/15/24 (c)	2,000		1,928,476
4.00%, 12/15/31 (c)	75		62,249
5.00%, 12/15/29 (c)	3,000		2,789,707
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/30 ^	475		338,138
0.00%, 12/15/34 ^	590		344,163
0.00%, 06/15/30 ^	745		543,251
0.00%, 06/15/31 ^	125		86,860
0.00%, 06/15/34 ^	190		113,879
0.00%, 06/15/39 ^	115		49,975
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 12/01/23 (c)	585		431,606

See Notes to Financial Statements

22

	Par (000’s	)	Value
Illinois (continued)
Northern Illinois Municipal Power Agent Power Project, Prairie State Project, Series A (RB) 4.00%, 12/01/26 (c)	$2,000		$1,888,436
State of Illinois (GO)
3.50%, 06/01/26 (c)	175		159,035
4.00%, 01/01/26 (c)	610		584,256
4.00%, 06/01/26 (c)	270		247,912
4.00%, 06/01/26 (c)	360		335,173
4.00%, 06/01/26 (c)	460		409,263
4.12%, 11/01/26 (c)	600		576,213
5.00%, 11/01/24	200		201,198
5.00%, 02/01/24 (c)	375		374,958
5.00%, 02/01/24 (c)	350		348,751
5.00%, 02/01/27	500		510,348
5.00%, 05/01/24 (c)	175		171,052
5.00%, 05/01/24 (c)	100		97,801
5.00%, 06/01/26	125		127,029
State of Illinois (RB) 3.00%, 06/15/26 (c)	100		86,190
State of Illinois, Series A (GO)
5.00%, 10/01/28	500		514,780
5.00%, 11/01/28	5		5,150
5.00%, 12/01/27 (c)	100		100,707
5.00%, 05/01/28 (c)	365		345,020
State of Illinois, Series D (GO) 5.00%, 11/01/25	250		253,136
Upper Illinois River Valley Development Authority, Elgin Math and Science Academy Charter School Project, Series A (RB) 6.00%, 03/01/30 (c)	1,000		873,695
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	500		430,996
Village of Bridgeview (GO) 5.00%, 12/01/23 (c)	360		292,531
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		70,259
0.00%, 01/01/31 ^	245		172,218
0.00%, 01/01/33 ^	540		340,637
			261,708,801
Indiana: 0.8%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 12/01/23 (c)	175		163,982
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 12/01/23 (c)	150		149,127
	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series C (RB) 3.00%, 11/01/30	$1,500		$1,329,583
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/27 (c)	4,000		3,644,320
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	7,000		6,717,087
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	3,500		3,102,361
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,307,740
			20,414,200
Iowa: 0.8%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	1,025		951,267
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 05/15/27 (c)	4,000		2,910,089
5.00%, 05/15/27 (c)	655		500,023
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 12/01/23 (c)	10,140		8,921,376
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	5,105		4,648,111
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	1,170		1,122,540
5.00%, 10/01/25 (c)	2,115		1,770,784
			20,824,190
Kansas: 0.4%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	250		206,116
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB) 5.00%, 05/15/27 (c)	1,000		847,090

See Notes to Financial Statements

23

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Kansas (continued)
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/28 (c)	$3,000		$2,011,529
City of Manhattan, Kansas Sales Tax, Downtown Redevelopment Star Project Area (RB) 4.00%, 06/01/25 (c)	625		616,181
City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	1,355		1,011,197
City of Wichita, Health Care Facilities, Series III (RB)
5.00%, 05/15/26 (c)	250		205,818
5.00%, 05/15/26 (c)	500		309,884
Manhattan Kansas Health Care Facilities, Meadowlark Hills, Series A (RB) 4.00%, 06/01/28 (c)	1,000		793,236
Topeka Kansas Health Care Facilities, Brewster Place, Series A (RB)
6.25%, 12/01/29 (c)	1,000		912,393
6.50%, 12/01/29 (c)	1,000		908,397
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB) 6.00%, 09/01/25 (c)	2,125		1,820,930
			9,642,771
Kentucky: 0.9%
Christian County, Jennie Stuart Medical Center (RB) 5.38%, 02/01/26 (c)	100		100,421
City of Henderson, Kentucky Exempt Facilities, Pratt Paper, LLC Project, Series A (RB) 4.45%, 01/01/32 (c)	2,250		1,992,467
Kentucky Economic Development Finance Authority Hospital, Series A (RB)
5.00%, 06/01/27 (c)	1,720		1,552,598
5.00%, 06/01/27 (c)	1,315		1,312,104
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AGM) 5.00%, 12/01/23 (c)	760		723,569
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 5.00%, 12/01/27 (c)	4,655		4,649,402
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26 (c)	$2,545		$2,220,918
5.00%, 05/15/26 (c)	350		278,947
5.00%, 05/15/26 (c)	250		171,267
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/21/23 (c)	400		347,056
5.50%, 11/21/23 (c)	250		189,503
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	1,790		1,636,921
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		174,631
5.00%, 06/01/27 (c)	990		921,218
5.25%, 06/01/27 (c)	750		711,129
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	500		465,643
Louisville & Jefferson County, UOFL Health Project, Series A (RB) (AGM) 5.00%, 05/15/32 (c)	3,170		2,894,716
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26 (c)	1,045		1,068,656
			21,411,166
Louisiana: 1.1%
Calcasieu Parish Memorial Hospital Service District (RB) 5.00%, 12/01/29 (c)	3,800		3,048,865
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM) 5.00%, 12/01/25	100		101,718
Hospital Service District No. 1 of Parish of Tangipahoa, North Oaks Health System Project (RB) 4.00%, 02/01/31 (c)	2,075		1,658,557

See Notes to Financial Statements

24

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority Student Housing, Provident Group ULM Properties LLC, Series A (RB) 5.00%, 07/01/29 (c)	$500		$394,052
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/25 (c)	925		709,379
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/30 (c)	3,000		2,386,824
Louisiana Local Government Environmental Facilities and Community Development Authority, Jefferson Parish Gomesa Project (RB) (NATL) 4.00%, 11/01/29 (c)	2,000		1,631,276
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/23 (c)	175		128,114
Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB) 5.00%, 07/01/29 (c)	500		347,590
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,745		5,126,694
Louisiana Public Facilities Authority, Loyola University Project, (RB) 5.25%, 10/01/33 (c)	1,500		1,319,924
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) (SAW) 3.00%, 05/15/30 (c)	1,250		777,995
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *∞	2,259		23
	Par (000’s	)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *∞	$1,647		$17
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c) (d) *∞	1,389		14
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/25 (c)	2,160		2,089,371
Parish of St James, Nustar Logistics, LP Project (RB)
5.85%, 06/01/25 (p)	750		758,515
6.35%, 06/01/30 (c)	4,000		4,198,874
Parish of St James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 06/01/30 (c)	1,000		1,049,719
Tangipahoa Parish, Louisiana Hospital Service, District No.1, North Oaks Health System Project (RB) 4.00%, 02/01/31 (c)	1,530		1,342,840
			27,070,361
Maine: 0.3%
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/26 (c)	1,695		1,223,109
5.00%, 07/01/26 (c)	1,000		857,379
5.00%, 07/01/26 (c)	5,345		4,302,728
			6,383,216
Maryland: 1.6%
Baltimore Maryland, Special Obligation, Harbor Point Project (RB) 5.00%, 06/01/31 (c)	1,000		874,414
City of Baltimore, Convention Center Hotel (RB)
5.00%, 09/01/27 (c)	1,000		854,963
5.00%, 09/01/27 (c)	2,250		1,870,771
5.00%, 09/01/27 (c)	2,000		1,612,747
5.00%, 09/01/27 (c)	1,000		951,031
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	500		468,344
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/26 (c)	250		228,359

See Notes to Financial Statements

25

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
County of Frederick, Maryland Educational Facilities Project, Mount Saunt Mary’s University, Series A (RB) 5.00%, 09/01/27 (c)	$1,000		$905,947
Frederick County Maryland, Urban Community Development Authority, Series A (ST) 4.00%, 07/01/30 (c)	2,000		1,571,312
Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	4,100		3,442,162
Frederick County, Maryland Educational Facilities Project, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27 (c)	2,000		1,915,794
Frederick County, Maryland, Jefferson Technology Park Project, Series B (TA) 4.62%, 07/01/30 (c)	1,900		1,668,366
Howard County, Series A (TA) 4.50%, 02/15/26 (c)	2,500		2,070,770
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 12/01/23 (c)	7,785		7,853,487
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
3.75%, 01/01/27 (c)	100		95,696
4.38%, 01/01/27 (c)	470		422,192
4.50%, 01/01/27 (c)	530		451,024
Maryland Economic Development Corp., Port Covington Project (TA)
4.00%, 09/01/30 (c)	2,250		1,841,512
4.00%, 09/01/30 (c)	3,250		2,398,604
Maryland Economic Development Corp., Purple Line Light Rail Project, Series B (RB)
5.25%, 06/30/32 (c)	2,285		2,141,920
5.25%, 06/30/32 (c)	1,085		1,003,519
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/26 (c)	400		324,755
5.00%, 07/01/26 (c)	250		236,360
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
4.00%, 07/01/25 (c)	210		194,756
4.25%, 07/01/25 (c)	145		130,161
	Par (000’s	)	Value
Maryland (continued)
5.00%, 07/01/25 (c)	$500		$482,798
5.00%, 07/01/25 (c)	1,500		1,397,417
5.00%, 07/01/25 (c)	625		627,659
Prince George County, Collington Episcopal Life Care Community, Inc. (RB) 5.25%, 04/01/27 (c)	1,000		904,961
Prince George’s County, Suitland-Naylor Road Project (TA) 4.75%, 01/01/26 (c)	500		478,836
			39,420,637
Massachusetts: 1.4%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	365		326,598
Commonwealth of Massachusetts (RB) (BAM-TCRS NATL) 5.50%, 01/01/34	1,420		1,576,914
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB) 4.00%, 07/01/25 (c)	535		406,123
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB) 5.00%, 07/01/25 (c)	2,120		1,973,176
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,000		871,493
Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	500		500,355
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/26 (c)	1,035		956,059
Massachusetts Development Finance Agency, Lasell University (RB) 4.00%, 07/01/31 (c)	2,400		1,793,699
Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/27 (c)	1,000		858,122
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/24 (c)	350		306,871
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/25 (c)	500		475,720

See Notes to Financial Statements

26

	Par (000’s	)	Value
Massachusetts (continued)
5.12%, 11/15/25 (c)	$500		$469,991
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 11/21/23 (c)	1,000		863,422
4.12%, 11/21/23 (c)	2,500		1,839,088
5.00%, 11/21/23 (c)	14,550		11,444,218
5.00%, 11/21/23 (c)	1,400		1,148,286
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	1,500		1,297,649
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AGM) 4.00%, 06/01/30 (c)	5		3,537
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,930		1,765,312
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	2,000		1,675,193
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00%, 07/01/26 (c)	190		191,890
5.00%, 07/01/26 (c)	510		472,712
Massachusetts Educational Financing Authority Educational Loan, (RB) 5.00%, 01/01/25	2,500		2,513,827
Massachusetts State Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	1,250		1,211,087
			34,941,342
Michigan: 1.0%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	290		253,460
City of Detroit, Michigan Unlimited Tax (GO) 5.50%, 04/01/30 (c)	250		241,579
City of Detroit, Michigan Unlimited Tax, Series A (GO)
5.00%, 04/01/31 (c)	1,475		1,306,165
5.00%, 04/01/31 (c)	135		121,784
	Par (000’s	)	Value
Michigan (continued)
Detroit Service Learning Academy, Public School Academy (RB) (AGM) 4.00%, 07/01/28 (c)	$1,000		$748,172
Flint Michigan Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	500		387,522
Flint Michigan Hospital Building Authority, Hurley Medical Center, Series A (RB) 5.25%, 12/01/23 (c)	2,000		1,809,465
Flint Michigan Hospital Building Authority, Series B (RB) 4.75%, 12/01/23 (c)	395		371,771
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
5.25%, 11/15/25 (c)	250		218,302
5.50%, 11/15/25 (c)	300		242,371
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/24 (c)	3,575		3,173,855
5.00%, 07/01/24 (c)	215		198,115
Michigan Finance Authority, Sold Tobacco Receipts, Series A-2 (RB) 5.00%, 06/01/40	9,000		8,850,294
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/24 (c)	795		779,460
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.00%, 12/01/30 (c) ^	15,500		1,152,028
Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	100		99,096
Michigan Strategic Fund, Evangelical Homes Project (RB)
5.25%, 12/01/23 (c)	1,000		886,103
5.50%, 12/01/23 (c)	2,000		1,486,623
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 12/31/28 (c)	1,250		1,137,861
5.00%, 12/31/28 (c)	700		706,875
5.00%, 12/31/28 (c)	600		606,068
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 11/16/23 (c) ^	260		25,442
Summit Academy North, Michigan Public School (RB) 4.00%, 11/01/28 (c)	1,000		758,915
			25,561,326

See Notes to Financial Statements

27

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Minnesota: 0.7%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	$135		$115,036
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	500		464,105
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/25 (c)	245		202,853
5.50%, 07/01/25 (c)	250		222,426
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/29 (c)	3,000		2,475,840
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/25 (c)	500		451,520
5.50%, 07/01/25 (c)	2,860		2,516,004
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	500		426,251
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	115		97,013
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/27 (d) (p) *	2,000		1,060,000
City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
4.00%, 07/01/25 (c)	1,000		920,354
5.75%, 09/01/26 (c)	325		300,892
Minneapolis Minnesota Heath Care System, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	2,000		1,841,820
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	3,730		3,077,170
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 11/21/23 (c)	940		719,963
Minnesota Higher Education Facilities Authority, Bethel University (RB) 5.00%, 05/01/27 (c)	2,000		1,647,368
Rochester Minnesota Health Care and Housing, Samaritan Bethany, Inc., Project, Series A (RB) 5.00%, 08/01/25 (c)	1,075		782,052
	Par (000’s	)	Value
Minnesota (continued)
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	$250		$202,963
Woodbury, Minnesota Charter School Lease, Woodbury Leadership Academy Project, Series A (RB) 4.00%, 07/01/28 (c)	1,150		718,270
			18,241,900
Mississippi: 0.3%
Mississippi Development Bank, Magnolia Regional Health Center Project (RB)
4.00%, 10/01/31 (c)	3,500		2,561,824
5.00%, 10/01/31 (c)	1,530		1,481,857
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/26 (c)	3,000		2,841,443
			6,885,124
Missouri: 1.0%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/26 (c)	410		269,796
4.00%, 08/01/26 (c)	565		392,750
5.00%, 08/01/26 (c)	1,000		913,594
Cape Girardeau County Industrial Development Authority, Series A (RB) 5.00%, 03/01/27 (c)	1,000		995,421
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/25 (c)	500		438,303
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 12/01/23 (c)	40		39,100
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/26 (c)	250		188,980
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	475		373,144
I-470 Western Gateway Transportation Development District, Series A (RB) 5.25%, 12/01/26 (c)	1,100		1,005,607
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352		3,653,569

See Notes to Financial Statements

28

	Par (000’s	)	Value
Missouri (continued)
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AGM) 5.00%, 02/01/28 (c)	$2,475		$1,707,545
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/27 (c)	1,500		1,201,853
5.25%, 05/15/27 (c)	4,000		2,783,189
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/24 (c)	1,550		1,341,521
5.00%, 08/15/25 (c)	2,430		2,222,165
5.00%, 08/15/25 (c)	2,000		1,599,472
Lee’s Summit, Missouri Summit Fair Project (TA) 4.88%, 11/01/27 (c)	2,500		2,112,322
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/24 (c)	3,000		2,688,130
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/26 (c)	1,000		669,858
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		436,155
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	150		133,787
University City of Missouri Industrial Development Authority of University City, Missouri, Series A (RB) 4.88%, 06/15/33 (c)	1,000		937,542
			26,103,803
Montana: 0.2%
City of Forsyth, Rosebud County, Montana Pollution Control, Series A (RB) 3.90%, 12/01/23 (c)	2,000		1,859,324
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Series A (RB) 4.00%, 06/01/31 (c)	415		340,044
	Par (000’s)	Value
Montana (continued)
Montana Facility Finance Authority, Health Care Facilities, Children’s Home & Hospital Project, Series A (RB) 4.00%, 07/01/30 (c)	$1,700	$1,177,198
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB)
4.12%, 07/01/28 (c)	500	415,227
5.00%, 07/01/28 (c)	1,270	1,097,782
		4,889,575
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/34	1,000	993,474
5.00%, 09/01/36	500	482,243
5.00%, 09/01/42	1,780	1,673,821
Central Plains Energy Project, Series G (RB) 5.00%, 10/01/29 (c) (p)	235	232,371
		3,381,909
Nevada: 0.4%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/29 (c)	535	397,641
4.00%, 06/01/29 (c)	230	179,688
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 12/01/23 (c)	965	934,634
Clark County School District, Series A (GO) 5.00%, 06/15/26	2,000	2,056,050
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	165	160,138
Director of the State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project, Series A-3 (RB) 8.13%, 08/15/24 (c) (p)	1,000	1,003,248
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	615	529,546
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 12/01/28 (c)	230	193,381
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 12/01/28 (c)	470	412,342

See Notes to Financial Statements

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Nevada (continued)
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/25 (c)	$2,000		$1,865,270
5.00%, 12/15/25 (c)	400		358,377
5.00%, 12/15/25 (c)	500		409,310
5.12%, 12/15/25 (c)	1,000		851,204
			9,350,829
New Hampshire: 0.4%
National Finance Authority, Ascentria Care Alliance Project (RB)
5.00%, 07/01/28 (c)	2,000		1,389,702
5.00%, 07/01/28 (c)	1,220		870,611
National Finance Authority, Covanta Project, Series B (RB) 4.62%, 12/01/23 (c)	4,000		3,020,418
National Finance Authority, New Hampshire Resource Recovery, Covanta Project, Series C (RB) 4.88%, 12/01/23 (c)	3,375		2,636,592
National Finance Authority, New Hampshire, Presbyterian Senior Living Project, Series A (RB) 5.25%, 07/01/29 (c)	1,000		905,190
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	1,000		760,750
National Finance Authority, The Vista Project, Series A (RB) 5.62%, 07/01/25 (c)	1,600		1,329,563
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) *	835		50,087
6.12%, 07/01/24 (c) (d) *	1,252		75,131
6.25%, 07/01/24 (c) (d) *	417		25,044
			11,063,088
New Jersey: 3.1%
Casino Reinvestment Development Authority (RB) 5.25%, 11/01/24 (c)	8,450		7,880,206
Casino Reinvestment Development Authority, Luxury Tax (RB) 5.25%, 11/01/24 (c)	1,410		1,364,444
City of Atlantic City, New Jersey Tax Appeal (GO) 5.00%, 12/01/23 (c)	65		64,454
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	470		416,311
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 12/01/23 (c)	$1,645		$1,609,192
5.50%, 12/01/23 (c)	60		58,955
5.62%, 03/05/24 (c)	2,035		2,034,959
5.62%, 03/05/24 (c)	285		284,994
5.75%, 12/01/23 (c)	725		721,439
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55		52,631
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/24 (c)	655		625,994
5.00%, 01/01/24 (c)	500		464,841
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	2,000		1,796,855
4.00%, 07/01/27 (c)	1,640		1,512,526
5.00%, 07/01/27 (c)	4,640		4,463,380
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 5.00%, 07/01/27 (c)	2,500		2,563,012
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		456,244
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 4.00%, 11/01/25	120		119,852
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 12/15/26 (c)	305		306,447
5.00%, 12/15/26 (c)	725		730,125
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	165		173,338
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 12/15/28 (c)	2,880		2,823,879

See Notes to Financial Statements

30

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	$600		$608,293
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	500		473,139
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	100		100,480
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/29 (c)	1,705		1,409,244
4.00%, 12/15/30 (c)	700		662,395
4.00%, 12/15/30 (c)	600		531,846
4.00%, 12/15/30 (c)	600		548,412
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/25 (c)	680		693,065
5.00%, 06/15/25 (c)	630		642,104
5.25%, 06/15/25 (c)	435		440,234
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.38%, 06/15/25 (c)	420		419,215
5.00%, 06/15/25 (c)	105		107,017
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/24 (c)	350		350,174
5.25%, 01/01/24 (c)	1,000		1,000,716
5.38%, 01/01/24 (c)	900		874,255
5.50%, 01/01/24 (c)	500		500,591
5.62%, 01/01/24 (c)	2,000		2,000,142
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/25 (c)	150		131,338
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	330		331,375
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	490		376,970
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, The College of saint Elizabeth Issue, Series D (RB) 5.00%, 07/01/26 (c)	$2,500		$2,037,874
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	500		517,137
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	270		246,799
0.00%, 12/15/25 ^	230		210,236
0.00%, 12/15/33 ^	5		3,095
5.00%, 12/15/26	5		5,138
5.00%, 12/15/28	200		209,035
5.00%, 12/15/29 (c)	385		388,332
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.75%, 06/15/25 (c)	150		149,309
5.00%, 06/15/25 (c)	340		326,410
5.25%, 06/15/25 (c)	505		505,409
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/24 ^	430		410,530
0.00%, 12/15/25 ^	250		228,659
0.00%, 12/15/28 ^	185		148,182
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.00%, 12/15/31 ^	365		251,943
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		102,537
South Jersey Port Corp., Marine Terminal, Series B (RB) 5.00%, 01/01/28 (c)	360		357,479
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	18,290		17,159,728
5.25%, 06/01/28 (c)	2,675		2,629,728
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	8,530		7,919,499
			76,532,142
New Mexico: 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	3,480		2,608,971

See Notes to Financial Statements

31

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York: 10.2%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/32 ^	$395		$253,969
0.00%, 07/15/33 ^	370		225,057
0.00%, 07/15/47 ^	180		44,230
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	4,050		3,721,769
5.00%, 07/15/26	345		347,487
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/25 (c)	4,820		4,328,691
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	5,390		4,892,019
5.25%, 12/31/28 (c)	9,700		8,214,970
Build NYC Resource Corp., East Harlem Scholars Academy Charter School Project (RB) 5.75%, 06/01/30 (c)	1,000		972,167
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project (RB)
5.25%, 07/01/32 (c)	1,000		934,152
5.25%, 07/01/32 (c)	1,000		922,879
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/28 (c)	1,200		968,329
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/31 (c)	4,750		3,609,399
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn Project, Series A (RB) 5.50%, 06/15/33 (c)	1,000		873,446
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/30 (c)	1,250		1,041,989
County of Suffolk, Series D (GO) (BAM) 4.00%, 10/15/27 (c)	1,000		1,004,977
Dublin Community Facilities District No 2015-1 (RB) 5.00%, 07/01/26 (c)	1,000		997,097
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/30 (c)	1,000		918,622
5.00%, 07/01/30 (c)	3,370		3,005,576
5.00%, 07/01/30 (c)	1,500		1,421,389
	Par (000’s	)	Value
New York (continued)
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 12/01/23 (c)	$2,000		$1,724,966
5.00%, 12/01/23 (c)	5		4,491
Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/42 (c)	1,000		869,911
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 3.00%, 12/01/30 (c)	5		3,228
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/30 (c)	1,100		974,636
5.00%, 12/01/30 (c)	500		496,441
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 11/16/23 (c)	2,905		2,459,529
New York City Housing Development Corp., Multi- Family Housing, Series F (RB) 4.50%, 05/15/24 (c)	2,500		2,456,100
New York City Industrial Development Agency, Airport Facilities, Series A (RB) 5.00%, 12/01/23 (c)	1,725		1,693,975
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/26 (c)	500		364,348
5.00%, 11/16/23 (c)	7,335		6,430,221
5.00%, 11/16/23 (c)	785		672,043
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 11/16/23 (c) ^	5		327
New York Counties Tobacco Trust VI, Series A-2B (RB) 5.00%, 06/01/26 (c)	1,270		1,117,369
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/24 (c)	2,025		1,813,692
5.15%, 11/15/24 (c)	4,210		3,982,556
7.25%, 11/15/24 (c)	5,000		5,000,273
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,000		5,960,827
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	3,000		3,147,431

See Notes to Financial Statements

32

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	$480		$482,668
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		146,196
New York State Dormitory Authority, Fordham University, Series A (RB) 5.00%, 07/01/26 (c)	1,550		1,555,032
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	1,000		996,550
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 01/01/27 (c)	2,500		2,373,248
New York State Dormitory Authority, Series A (RB) 5.00%, 01/01/27 (c)	1,370		1,382,585
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/32 (c)	1,000		876,706
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	1,230		1,149,223
5.00%, 11/21/23 (c)	10,640		10,300,637
5.00%, 11/21/23 (c)	5,010		4,969,111
5.25%, 08/01/30 (c)	8,005		7,997,338
5.38%, 08/01/30 (c)	2,000		1,937,962
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 01/01/28 (c)	2,750		2,387,482
4.38%, 10/01/30 (c)	19,050		15,746,970
5.00%, 01/01/28 (c)	5,230		5,066,488
5.00%, 01/01/28 (c)	1,300		1,263,151
5.00%, 10/01/30 (c)	13,300		12,122,205
5.62%, 04/01/31 (c)	1,000		996,234
6.00%, 04/01/31 (c)	1,000		1,036,186
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	8,665		7,972,564
5.00%, 01/01/28 (c)	4,600		4,499,995
5.00%, 01/01/28 (c)	610		594,714
5.00%, 10/01/30 (c)	16,150		15,357,412
	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	$5,765		$4,841,789
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/24 (c)	1,000		926,961
5.00%, 07/01/24 (c)	10,130		9,328,224
5.00%, 07/01/24 (c)	4,230		4,188,142
5.00%, 07/01/24 (c)	420		414,859
5.00%, 07/01/24 (c)	6,515		6,186,746
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
5.00%, 12/01/32 (c)	1,000		944,437
5.00%, 12/01/32 (c)	1,000		953,364
5.00%, 12/01/32 (c)	1,000		968,025
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) (AGM) 5.00%, 12/01/30	4,000		4,051,980
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 12/01/23 (c)	2,250		1,728,356
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	355		261,734
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.00%, 06/01/31 (c) ^	10,515		891,513
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Series B (RB) 5.00%, 12/16/24	10,000		10,114,558
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
5.00%, 06/01/27 (c)	18,780		16,097,536
5.00%, 06/01/27 (c)	2,500		2,101,742
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
4.00%, 09/15/24 (c)	330		311,045
5.00%, 09/15/24 (c)	400		300,499
5.25%, 09/15/24 (c)	180		118,261
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	3,000		2,417,568

See Notes to Financial Statements

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Westchester County Local Development Corp., Pace University, Series A (RB) 5.50%, 05/01/24 (c)	$5,000		$4,846,357
Westchester Tobacco Asset Securitization Corp., Series B (RB) 5.00%, 06/01/27 (c)	200		198,536
Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 11/21/23 (c)	4,575		4,365,645
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/29 (c)	275		217,558
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/29 (c)	315		277,040
			256,133,710
North Carolina: 0.6%
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB) 5.00%, 06/30/25 (c)	1,000		964,176
North Carolina Medical Care Commission Health Care Facilities First Mortgage, Pennybyrn at Maryfield (RB)
5.00%, 10/01/24 (c)	1,770		1,608,125
5.00%, 10/01/24 (c)	1,000		949,452
North Carolina Medical Care Commission Health Care Facilities, Series A (RB) 4.00%, 01/01/30 (c)	205		162,714
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	60		59,192
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/25 (c)	550		428,402
5.00%, 10/01/24 (c)	3,530		3,356,893
5.00%, 10/01/24 (c)	250		221,010
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	165		154,699
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM) 5.00%, 07/01/26 (c)	385		299,064
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	$465		$402,289
North Carolina Turnpike Authority Triangle Expressway System Senior Lien (RB) 5.00%, 01/01/29 (c)	5,000		4,937,969
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	1,000		1,014,646
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	100		103,823
			14,662,454
North Dakota: 0.2%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/31 (c)	2,000		1,962,643
City of Grand Forks, Altru Health System (RB) (AGM) 4.00%, 12/01/31 (c)	1,000		790,747
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	615		430,500
7.75%, 12/01/23 (c) (d) *	1,285		899,500
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 06/15/26 (c) (d) *	5,500		1,100,000
Ward County, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	1,000		751,936
			5,935,326
Ohio: 3.2%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/26 (c)	500		477,708
5.25%, 11/15/26 (c)	5,000		4,598,418
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A (RB) 5.00%, 02/15/24 (c)	1,585		1,585,335
Brunswick City School District, Classroom Facilities and School Improvement (GO) (BAM) 5.25%, 06/01/31 (c)	2,000		2,039,809
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	31,160		25,526,107

See Notes to Financial Statements

34

	Par (000’s	)	Value
Ohio (continued)
Centerville Ohio Health Care, Graceworks Lutheran Services (RB) 5.25%, 11/01/27 (c)	$1,000		$820,911
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	800		787,302
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/25 (c)	3,800		2,573,046
County of Butler (RB) 5.00%, 11/15/27 (c)	1,035		1,021,646
County of Cuyahoga, Ohio Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	1,805		1,810,573
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/27 (c)	340		298,365
5.00%, 02/15/27 (c)	2,010		1,770,067
5.25%, 02/15/27 (c)	7,250		6,870,672
5.50%, 02/15/27 (c)	1,225		1,162,799
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/29 (c)	3,940		3,143,509
4.00%, 11/15/29 (c)	2,250		1,732,176
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 12/01/23 (c)	4,030		3,275,298
5.00%, 12/01/23 (c)	1,750		1,458,028
5.00%, 12/01/23 (c)	490		451,416
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	13,565		10,840,060
Ohio Air Quality Development Authority, Dayton Co. Project, Series B (RB) 4.25%, 06/01/27 (p)	1,000		968,923
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 06/01/27 (p)	1,000		979,447
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,750		2,524,660
Ohio University, A State University of Ohio, Series A (RB) 5.00%, 06/01/27 (c)	1,250		1,248,497
	Par (000’s	)	Value
Ohio (continued)
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/24 (c)	$1,240		$920,607
5.00%, 12/01/24 (c)	245		206,436
5.50%, 12/01/24 (c)	70		56,687
Washington County, Ohio Hospital Facilities, Memorial Health System (RB) 6.75%, 12/01/32 (c)	2,235		2,149,903
			81,298,405
Oklahoma: 1.4%
Atoka Industrial Development Authority Solid Waste Disposal Facilities, Gladieux Metals Recycling Oklahoma, LLC Project (RB) 8.00%, 08/01/26 (c)	1,000		956,827
Norman Regional Hospital Authority (RB)
3.25%, 09/01/29 (c)	340		239,470
4.00%, 09/01/26 (c)	2,365		1,898,175
4.00%, 09/01/29 (c)	1,000		731,416
Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
5.00%, 12/01/23 (c) (d) *	825		536,250
5.00%, 04/01/23 (d) *	90		58,500
Oklahoma Development Finance Authority, Oklahoma City University Project (RB) 5.00%, 08/01/29 (c)	4,305		3,728,681
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/28 (c)	700		634,286
5.25%, 08/15/28 (c)	2,900		2,530,764
5.25%, 08/15/28 (c)	8,000		6,741,372
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/28 (c)	6,290		5,379,186
5.50%, 08/15/28 (c)	1,300		1,127,153
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/25 (c)	375		298,580
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	4,455		4,400,372
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 12/01/23 (c)	5,000		4,947,635
			34,208,667

See Notes to Financial Statements

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Oregon: 0.1%
Multnomah County, Oregon Hospital Facilities Authority, PArkview Project, Series A (RB) (AGM) 4.00%, 12/01/28 (c)	$1,000		$766,421
Oregon State Facilities Authority, Samaritan Health Services Project (RB) 5.00%, 10/01/26 (c)	1,000		889,814
			1,656,235
Pennsylvania: 4.3%
Allegheny County Airport Authority, Pittsburgh International Airport, Series A (RB) (AGM) 5.50%, 01/01/33 (c)	1,410		1,426,071
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 (c)	2,000		1,832,674
5.00%, 05/01/27 (c)	250		249,859
5.00%, 05/01/28 (c)	250		248,158
5.00%, 05/01/28	670		665,587
5.00%, 05/01/28	1,000		998,056
5.00%, 05/01/28 (c)	1,000		914,208
5.38%, 05/01/28 (c)	4,000		3,778,016
Berks County Industrial Development Authority, Tower Health Project (RB)
5.00%, 11/01/24	500		373,650
5.00%, 11/01/26	120		78,216
5.00%, 11/01/27 (c)	1,000		559,310
5.00%, 11/01/27 (c)	470		272,663
5.00%, 11/01/27 (c)	110		60,237
Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB) 5.00%, 11/21/23 (c)	1,000		545,950
Berks County Municipal Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	3,425		1,866,672
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/27	1,000		621,595
5.00%, 02/01/30	860		481,276
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	6,000		3,729,572
Butler County Hospital Authority, Butler Health System Project, Series A (RB) 5.00%, 07/01/25 (c)	1,465		1,298,695
	Par (000’s	)	Value
Pennsylvania (continued)
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/24 (c)	$1,000		$861,867
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/27 (c)	430		314,142
Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	440		311,275
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/28 (c)	1,200		1,093,091
5.12%, 03/01/28 (c)	1,897		1,615,821
County of Cumberland, Diakon Lutheran Social Ministries (RB) 4.00%, 01/01/25 (c)	185		165,716
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/26 (c)	440		422,070
6.00%, 06/01/26 (c)	345		320,574
Cumberland County Municipal Authority (RB) 5.00%, 01/01/25 (c)	3,000		2,353,439
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/26 (c)	395		331,540
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	2,880		3,056,325
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/28 (c)	525		502,149
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB) 5.00%, 09/15/26 (c)	1,000		871,644
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB)
5.00%, 12/01/25 (c)	500		361,283
5.00%, 12/01/25 (c)	215		150,203
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/27 (c)	1,000		867,637

See Notes to Financial Statements

36

	Par (000’s	)	Value
Pennsylvania (continued)
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/27 (c)	$425		$338,435
5.00%, 03/01/27 (c)	310		232,918
5.00%, 03/01/27 (c)	425		307,463
McCandless Industrial Development Authority, LA Roche University Project, Series A (RB) 6.75%, 12/01/32 (c)	1,000		871,100
Montgomery County Higher Education and Health Authority, Holy Redeemer Health System, Series A (RB) 5.00%, 10/01/26 (c)	5,150		4,339,276
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	2,000		1,664,774
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B (RB) 5.00%, 05/01/32 (c)	4,800		4,549,824
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/03/28 (p)	2,500		2,447,511
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/25 (c)	150		140,735
5.25%, 01/01/25 (c)	870		732,863
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/25 (c)	300		254,988
6.00%, 07/01/25 (c)	590		403,251
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/26 (c)	1,000		845,116
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/28 (c) (d) *	3,040		1,159,000
6.75%, 12/01/28 (c) (d) *	6,470		2,466,688
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Package One Project (RB)
5.25%, 12/31/32 (c)	$3,000		$2,839,814
5.50%, 12/31/32 (c)	3,000		3,047,227
5.50%, 12/31/32 (c)	2,500		2,511,912
5.75%, 12/31/32 (c)	2,000		2,038,330
6.00%, 12/31/32 (c)	6,000		6,225,641
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/24	550		550,877
5.00%, 12/31/25	1,105		1,106,024
5.00%, 06/30/26 (c)	500		461,018
5.00%, 06/30/26 (c)	1,485		1,487,082
5.00%, 06/30/26 (c)	575		575,199
5.00%, 06/30/26 (c)	410		408,717
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 12/01/23 (c)	1,000		771,093
5.00%, 12/01/23 (c)	1,915		1,597,268
Pennsylvania Turnpike Commission, Series B (RB) (BAM) 4.00%, 12/01/31 (c)	2,840		2,479,371
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,000		1,012,987
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/25 (c)	440		407,555
6.50%, 06/01/25 (c)	440		403,343
6.62%, 06/01/25 (c)	415		380,491
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	355		314,040
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	350		321,555

See Notes to Financial Statements

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, KIPP Philadelphia Charter School Project, Series B (RB) (AGM) 5.00%, 04/01/26 (c)	$1,000		$835,533
Philadelphia Authority for Industrial Development, LA Salle University (RB) 4.00%, 11/01/27 (c)	2,000		1,340,508
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/28 (c)	500		451,242
5.00%, 06/15/28 (c)	1,000		838,794
Philadelphia Authority for Industrial Development, Temple University (RB) 5.00%, 04/01/25 (c)	3,000		3,032,541
Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	5,695		5,713,309
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/27 (c)	735		643,207
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/27 (c)	1,000		990,345
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/27 (c)	1,240		1,234,826
5.00%, 07/01/27 (c)	220		218,321
Philadelphia, Pennsylvania Hospital & Higher Education Facilities Authority, Temple University Health System Obligation Group (RB) (AGM) 5.00%, 07/01/32 (c)	2,470		2,482,934
Reading Pennsylvania School District (GO) (AGM) 5.00%, 03/01/27 (c)	1,535		1,565,978
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB) 5.00%, 06/01/26 (c)	1,500		1,326,256
The School District of Philadelphia, Se (GO) (SAW) 5.00%, 09/01/26	3,000		3,074,867
			107,041,388
	Par (000’s	)	Value
Puerto Rico: 8.5%
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	$80		$19,946
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
4.00%, 07/01/31 (c)	7,365		5,901,060
4.00%, 07/01/32 (c)	2,040		1,634,530
5.00%, 07/01/30 (c)	15,000		13,341,255
5.00%, 07/01/30	7,500		7,457,554
5.00%, 07/01/30 (c)	2,000		1,917,915
5.00%, 07/01/32 (c)	6,290		5,931,879
6.12%, 07/01/24	55		55,445
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/29	3,000		2,995,406
5.00%, 07/01/31 (c)	3,365		3,173,445
5.00%, 07/01/31 (c)	3,500		3,428,901
Puerto Rico Commonwealth Highway and Transportation Authority Restructured Toll, Series B (RB) 0.00%, 07/01/32 ^	5,000		3,193,750
Puerto Rico Commonwealth Highway and Transportation Authority, Series A (RB) 5.00%, 07/01/32 (c)	10,000		9,875,000
Puerto Rico Commonwealth Highway and Transportation Authority, Series C (RB) 5.00%, 01/01/33 (c)	5,000		3,212,518
Puerto Rico Commonwealth, Series A-1 (GO)
4.00%, 07/01/31 (c)	1,855		1,359,806
4.00%, 07/01/31 (c)	8,260		6,392,170
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c)	9,500		7,736,848
4.00%, 07/01/31 (c)	12,573		10,568,746
4.00%, 07/01/31 (c)	13,570		11,827,117
5.62%, 07/01/27	4,000		4,072,408
5.75%, 07/01/31	10,055		10,361,499
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Series A (RB) 6.62%, 12/01/23 (c) (d) *	100		70,000
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 01/01/24 (c)	20		19,440
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) 0.00%, 07/01/24 ^	2		1,940

See Notes to Financial Statements

38

	Par (000’s	)	Value
Puerto Rico (continued)
4.50%, 07/01/25 (c)	$2,800		$2,674,042
5.00%, 07/01/28 (c)	36,530		31,982,304
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/28 (c)	10,414		9,269,663
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/28 (c)	13,559		11,486,109
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/28 (c)	12,303		10,658,403
4.33%, 07/01/28 (c)	26,108		22,618,026
4.55%, 07/01/28 (c)	6,432		5,725,223
4.78%, 07/01/28 (c)	5,000		4,205,517
			213,167,865
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB)
5.00%, 09/01/26	100		97,143
5.00%, 09/01/26 (c)	3,750		3,254,486
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/26 (c)	500		461,235
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/26 (c)	690		642,151
5.00%, 05/15/26 (c)	1,000		967,166
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/25 (c)	1,650		1,571,277
			6,993,458
South Carolina: 0.5%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/29 (c)	800		600,167
Piedmont Municipal Power Agency, South Carolina Electric, Series C (RB) 5.00%, 01/01/27 (c)	1,000		1,014,584
Scago Educational Facilities, School District of Pickens County Project (RB) 5.00%, 06/01/25 (c)	1,425		1,434,496
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/24 (c)	650		593,591
5.00%, 11/01/24 (c)	500		485,053
	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 12/15/26 (c)	$500		$470,044
5.75%, 12/15/26 (c)	500		488,392
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/25 (c)	3,000		2,316,685
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 12/01/23 (c)	320		240,312
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
4.00%, 11/15/24 (c)	255		240,965
5.25%, 11/15/24 (c)	2,000		1,830,575
5.25%, 11/15/24 (c)	2,000		1,639,704
			11,354,568
South Dakota: 0.1%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/26 (c)	500		392,208
5.00%, 11/01/26 (c)	750		609,955
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/31 (c)	1,550		1,115,702
4.00%, 08/01/31 (c)	1,000		697,210
Lincoln County, South Dakota Economic Development Bonds, The Augustana College Association Project, Series A (RB) 4.00%, 08/01/31 (c)	1,300		883,058
			3,698,133
Tennessee: 0.6%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c) (d) *	740		170,200
Bristol Industrial Development Board, Pinnacle Project, Series A (RB) 5.00%, 12/01/26 (c)	2,000		1,762,905
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	310		293,111
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/24 (c)	6,180		5,435,447

See Notes to Financial Statements

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee (continued)
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/26 (c)	$295		$235,998
4.00%, 09/01/26 (c)	290		206,866
5.00%, 04/01/27 (c)	1,055		1,023,187
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	5,000		5,000,759
The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	200		176,924
			14,305,397
Texas: 5.9%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 06/01/28 (c)	1,500		927,056
Arlington Higher Education Finance Corp., Legacy Traditional School - Texas Project, Series A (RB) 6.75%, 02/15/30 (c)	5		4,341
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) 5.00%, 01/01/27 (c)	500		491,261
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		277,960
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715		700,619
5.00%, 01/01/27 (c)	500		466,716
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/25 (c)	610		515,676
5.00%, 12/01/25 (c)	215		173,469
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	4,215		3,606,648
	Par (000’s	)	Value
Texas (continued)
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/26 (c)	$1,850		$1,614,348
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,700		2,447,124
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	7,000		7,114,226
Central Texas Regional Mobility Authority, Subordinated Lien, Series F (RB) 5.00%, 07/01/24 (c)	5,000		5,019,722
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/29 (c)	7,500		5,950,497
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
4.00%, 07/15/29 (c)	18,855		14,954,530
5.00%, 07/15/25 (c)	4,150		3,853,729
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	5,590		5,404,542
5.00%, 07/15/28	2,500		2,424,879
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,000		969,951
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/25 (c)	4,335		4,154,196
City of New Braunfels, Utility System (RB) 4.00%, 07/01/28 (c)	445		357,432
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/25 (c)	730		705,391
5.50%, 08/15/25 (c)	610		589,927
6.00%, 06/15/31 (c)	1,000		906,042
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	1,000		989,553

See Notes to Financial Statements

40

	Par (000’s	)	Value
Texas (continued)
5.75%, 08/15/25 (c)	$500		$498,164
6.00%, 08/15/25 (c)	500		493,781
Conroe Local Government Corp., Conroe Convention Center Hotel, Series A (RB) 4.00%, 10/01/31 (c)	2,035		1,412,947
Dallas County Flood Control District No. 1 (GO) 5.00%, 12/01/23 (c)	850		809,062
Dallas Texas Housing Finance Corp. Residential Development, The Briscoe Apartments, Series A (RB) 6.00%, 12/01/37 (c)	1,000		928,531
El Paso County Hospital District (GO) 5.00%, 12/01/23 (c)	4,680		4,072,247
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/25 ^	495		447,279
0.00%, 11/15/27 ^	590		482,782
0.00%, 11/15/29 ^	1,405		1,030,297
0.00%, 11/15/30 ^	115		79,641
0.00%, 11/15/31 (c) ^	705		430,065
0.00%, 11/15/31 (c) ^	170		58,672
0.00%, 11/15/31 (c) ^	1,140		366,160
0.00%, 11/15/31 (c) ^	350		149,611
0.00%, 11/15/31 (c) ^	120		59,489
0.00%, 11/15/31 (c) ^	145		53,888
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^	335		160,658
0.00%, 11/15/24 (c) ^	100		62,636
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		989,413
Matagorda County, Navigation District 1 (RB) 4.00%, 12/01/23 (c)	5,000		4,666,893
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/24 (c) (d) *	907		9,069
5.12%, 02/15/24 (c) (d) *	237		2,369
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 11/21/23 (c)	11,500		10,825,595
Montgomery County Toll Road Authority (RB) 5.00%, 09/15/25 (c)	1,000		912,660
New Hampshire Health and Education Facilities Authority, (RB) 4.00%, 08/15/31 (c)	2,315		1,696,056
	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c) (d) *	$235		$94,000
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c) (d) *	1,595		638,000
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230		182,844
New Hope Cultural Education Facilities Finance Corp., CHF - Collegiate Housing College Station I, L.L.C - Texas A&M University Project, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	1,105		989,771
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 12/01/23 (c)	150		147,462
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB) 5.50%, 11/15/26 (c)	750		568,061
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/24	115		104,362
5.00%, 07/01/25 (c)	440		399,300
5.00%, 07/01/25 (c)	100		90,750
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	1,000		724,918
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Series A-1 (RB)
5.00%, 12/01/26 (c)	1,000		814,359
5.00%, 12/01/26 (c)	2,045		1,713,460
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB) 5.50%, 01/01/28 (c)	2,800		1,843,607

See Notes to Financial Statements

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/26 (c)	$250		$162,948
5.00%, 01/01/26 (c)	250		168,063
5.50%, 01/01/25 (c)	1,000		873,063
North East Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/26 (c)	400		373,008
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	2,825		2,545,131
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/26 (c)	400		366,948
5.00%, 08/15/26 (c)	400		335,387
Reagan Hospital District, Series A (GO) 5.12%, 02/01/24 (c)	1,000		941,125
Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 12/01/23 (c) (d) *	9,900		2,326,500
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	125		105,346
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c) (d) *	535		294,250
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	1,375		1,351,776
5.00%, 12/15/31	2,920		2,844,224
5.00%, 12/15/32	3,425		3,324,466
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	925		913,373
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
5.00%, 12/31/25 (c)	460		416,207
5.00%, 12/31/25 (c)	4,750		4,224,582
5.00%, 12/31/25 (c)	230		212,192
	Par (000’s	)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	$1,700		$1,513,819
4.00%, 12/31/30 (c)	3,175		2,847,012
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC North Tarrant Express Project (RB) 5.50%, 12/31/33 (c)	1,000		1,005,998
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
6.75%, 12/01/23 (c)	5,000		5,006,659
7.00%, 12/01/23 (c)	515		515,851
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/29 (c)	500		443,418
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/24 (c)	6,735		6,493,027
5.00%, 08/15/24 (c)	600		591,184
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/25 (c)	1,000		940,982
6.25%, 09/01/25 (c)	1,000		928,054
6.38%, 09/01/25 (c)	1,000		920,164
Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	3,645		72,897
			146,686,348
Utah: 0.2%
Medical School Campus, Public Infrastructure District, Series A (GO) 5.50%, 09/01/25 (c)	2,000		1,486,700
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA) 5.00%, 08/01/30 (c)	2,000		1,577,370
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/27 (c)	1,500		1,357,301
5.38%, 06/15/27 (c)	2,195		1,828,057
			6,249,428

See Notes to Financial Statements

42

	Par (000’s	)	Value
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) (FHLMC COLL) 4.00%, 05/01/28 (c)	$500		$409,185
Virgin Islands: 0.6%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB)
5.00%, 10/01/28	1,000		995,469
5.00%, 10/01/32 (c)	5,000		4,741,979
5.00%, 10/01/32	4,010		3,943,032
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 12/01/23 (c)	720		727,280
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 4.50%, 10/01/24 (c)	550		386,789
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB) 5.00%, 10/01/24 (c)	1,000		916,680
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 12/01/23 (c)	1,070		1,012,030
5.00%, 12/01/23 (c)	65		63,803
5.00%, 12/01/23 (c)	1,170		1,125,061
5.00%, 12/01/23 (c)	170		158,716
			14,070,839
Virginia: 1.9%
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c) (d) *	250		134,899
Cherry Hill Community Development Authority, Potomac Shores Project (SA) 5.15%, 03/01/25 (c)	200		199,137
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 07/01/26 (c)	8,000		7,582,570
5.00%, 07/01/26 (c)	1,025		952,787
City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 12/01/23 (c)	380		356,103
City of Hopewell, Sewer System, Series A (RB) 5.00%, 12/01/23 (c)	240		232,849
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/31 (c)	2,420		2,164,584
	Par (000’s	)	Value
Virginia (continued)
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 07/01/30 (c)	$1,000		$798,071
5.00%, 07/01/30 (c)	1,500		1,241,453
Hampton Roads Transportation Accountability Commission, Series A (RB) 5.00%, 07/01/26	1,395		1,428,087
Lynchburg Economic Development Authority, Central Health, Inc., Series A (RB) 5.00%, 01/01/27 (c)	4,950		4,587,796
Peninsula Town Center Community Development Authority (RB) 5.00%, 09/01/27 (c)	500		458,258
Roanoke County Economic Development Authority, Series B (RB) 4.62%, 09/01/29 (c) (d) (p) *	1,000		570,000
Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c) (d) *	500		285,000
Roanoke Economic Development Authority, Residential Care Facility, Series A (RB) 5.38%, 09/01/26 (c) (d) *	3,500		1,995,000
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	1,300		1,284,105
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB) 5.00%, 01/01/32 (c)	2,500		2,535,271
Virginia Small Business Financing Authority, Residential Care Facilities, Lifespire of Virginia (RB) (AGM) 4.00%, 12/01/26 (c)	1,000		868,986
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/32 (c)	3,925		3,129,470
4.00%, 01/01/32 (c)	1,000		838,100
4.00%, 01/01/32 (c)	1,000		840,885
4.00%, 01/01/32 (c)	1,250		1,060,036
5.00%, 01/01/32 (c)	4,945		5,023,638

See Notes to Financial Statements

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/32 (c)	$2,000		$1,866,548
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB) 5.00%, 06/30/27 (c)	3,520		3,227,678
Virginia Small Business Financing Authority, Senior Lien, 95 Express Lanes LLC Project (RB) 4.00%, 01/01/32 (c)	2,810		2,411,958
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		916,292
			46,989,561
Washington: 1.3%
Kalispel Tribe Indians Priority, Series A (RB)
5.00%, 01/01/28 (c)	250		253,354
5.25%, 01/01/28 (c)	250		253,314
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c)	500		498,227
6.00%, 12/01/25 (c)	500		502,141
6.25%, 12/01/25 (c)	250		224,327
Port Seattle Washington Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 11/21/23 (c)	3,110		3,039,887
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	100		80,605
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
5.00%, 08/15/27 (c)	205		203,027
5.00%, 08/15/27 (c)	3,000		2,870,364
Washington State Convention Center Public Facilities District, Series B (RB)
3.00%, 07/01/31 (c)	1,000		835,404
4.00%, 07/01/31 (c)	1,945		1,465,980
4.00%, 07/01/31 (c)	3,745		2,965,718
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB) 5.00%, 07/01/24 (c)	1,150		955,399
	Par (000’s	)	Value
Washington (continued)
5.00%, 07/01/24 (c)	$2,150		$1,560,842
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/28 (c)	1,000		726,153
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
5.00%, 01/01/25 (c)	2,495		1,747,229
5.00%, 01/01/25 (c)	2,125		1,753,151
Washington State Housing Finance Commission, Series A (RB) 3.50%, 12/20/35	3,183		2,704,309
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 07/01/26 (c)	7,000		4,789,854
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c)	1,250		887,557
5.00%, 07/01/26 (c)	500		369,029
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,700		2,473,874
Washington State, Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000		947,924
			32,107,669
West Virginia: 0.2%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.00%, 12/01/23 (c)	760		660,165
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/27 (c)	700		440,760
3.25%, 10/01/27 (c)	820		502,892
3.50%, 10/01/27 (c)	1,000		773,207
West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 07/01/25 (c) (p)	1,900		1,884,354
West Virginia Economic Development Authority, West Virginia Lottery (RB) 4.00%, 06/15/27 (c)	1,600		1,552,592
			5,813,970

See Notes to Financial Statements

44

	Par (000’s	)	Value
Wisconsin: 2.3%
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/27 (c)	$1,000		$728,875
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/26 (c)	250		201,317
Public Finance Authority, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/31 (c)	5,250		3,571,661
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/26 (c)	495		443,325
5.12%, 02/01/26 (c)	550		448,855
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/24 (c)	400		367,358
5.00%, 06/15/26 (c)	500		420,013
5.00%, 06/15/26 (c)	500		380,646
Public Finance Authority, Crossroads Health Project, Series A (RB)
8.00%, 07/01/35 (c)	1,000		929,764
8.12%, 07/01/35 (c)	1,000		929,001
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,000		732,250
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 5.00%, 02/01/32 (c)	960		810,171
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB)
5.00%, 09/01/24 (c)	1,500		1,246,398
5.00%, 09/01/25	50		48,998
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/27 (c)	395		340,433
5.00%, 03/01/28 (c)	1,250		1,063,096
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c) (d) *	890		470,024
Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB) 6.25%, 01/01/28 (c)	500		307,500
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	$1,350		$1,216,442
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/26 (c)	370		322,078
5.00%, 09/01/26 (c)	500		394,238
5.00%, 09/01/26 (c)	500		349,527
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.20%, 12/01/27 (c)	1,405		1,318,704
Public Finance Authority, Rider University Project, Series A (RB) 4.50%, 01/01/31 (c)	1,920		1,337,432
Public Finance Authority, Roseman University of Health Sciences Project (RB) 5.88%, 04/01/25 (c)	1,000		970,915
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/31 (c)	500		348,168
4.00%, 09/01/31 (c)	1,500		985,375
4.25%, 07/01/31 (c)	1,765		1,101,608
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,060		669,966
Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	300		296,423
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c) (d) *	4,265		2,559,000
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/29 (c)	2,000		1,918,655
5.00%, 10/01/29 (c)	1,950		1,753,600
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,000		741,081
Public Finance Authority, Wingate University, Series A (RB) 5.25%, 10/01/28 (c)	2,255		1,906,885
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 12/01/23 (c)	9,000		8,125,582

See Notes to Financial Statements

45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB) 5.00%, 07/01/30 (c)	$5,545		$3,882,431
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 11/21/23 (c)	105		73,243
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 11/21/23 (c)	850		607,653
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 5.00%, 02/15/26 (c)	7,930		7,094,580
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/26 (c)	$1,950		$1,547,909
5.00%, 11/01/26 (c)	500		345,449
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc., (RB) 4.00%, 12/15/29 (c)	260		205,619
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.12%, 11/21/23 (c)	3,950		3,520,753
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) (AGM) 5.00%, 02/15/30 (c)	1,500		1,550,165
			58,583,166
Total Municipal Bonds: 97.2% (Cost: $2,849,967,528)			2,433,010,257
Other assets less liabilities: 2.8%			70,970,195
NET ASSETS: 100.0%			$2,503,980,452

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
(d)	Security in default
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

46

Summary of Investments by Sector	% of Investments	Value
Industrial Development Revenue	14.1%	$342,760,367
Tax	11.8	287,380,560
Hospitals	11.7	285,607,249
Local GO	10.6	257,786,767
Education	9.6	232,902,680
Health	7.1	172,216,994
Leasing COPS & Appropriations	4.9	118,616,461
Tobacco	4.8	117,139,080
Toll & Turnpike	4.2	102,238,169
Multi-Family Housing	3.4	82,340,579
Utilities - Other	3.0	73,318,146
Power	2.6	63,432,627
Airport	2.5	61,630,759
State GO	2.5	59,811,242
Water & Sewer	2.0	48,714,818
Miscellaneous	1.9	47,148,661
Transportation	1.6	38,912,982
Pollution Control	0.8	19,448,304
Refunded	0.7	15,805,793
Unassigned	0.2	5,798,019
	100.0%	$2,433,010,257

See Notes to Financial Statements

47

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds
Alabama	$—	$58,960,381	$—	$58,960,381
Alaska	—	264,005	—	264,005
American Samoa	—	5,068,301	—	5,068,301
Arizona	—	70,645,614	—	70,645,614
Arkansas	—	7,871,437	—	7,871,437
California	—	304,850,118	—	304,850,118
Colorado	—	67,313,671	—	67,313,671
Connecticut	—	16,081,707	—	16,081,707
Delaware	—	3,802,276	—	3,802,276
District of Columbia	—	18,023,687	—	18,023,687
Florida	—	124,745,774	—	124,745,774
Georgia	—	35,377,040	—	35,377,040
Guam	—	24,082,797	—	24,082,797
Hawaii	—	4,918,349	—	4,918,349
Idaho	—	3,203,977	—	3,203,977
Illinois	—	261,708,801	—	261,708,801
Indiana	—	20,414,200	—	20,414,200
Iowa	—	20,824,190	—	20,824,190
Kansas	—	9,642,771	—	9,642,771
Kentucky	—	21,411,166	—	21,411,166
Louisiana	—	27,070,307	54	27,070,361
Maine	—	6,383,216	—	6,383,216
Maryland	—	39,420,637	—	39,420,637
Massachusetts	—	34,941,342	—	34,941,342
Michigan	—	25,561,326	—	25,561,326
Minnesota	—	18,241,900	—	18,241,900
Mississippi	—	6,885,124	—	6,885,124
Missouri	—	26,103,803	—	26,103,803
Montana	—	4,889,575	—	4,889,575
Nebraska	—	3,381,909	—	3,381,909
Nevada	—	9,350,829	—	9,350,829
New Hampshire	—	11,063,088	—	11,063,088
New Jersey	—	76,532,142	—	76,532,142
New Mexico	—	2,608,971	—	2,608,971
New York	—	256,133,710	—	256,133,710
North Carolina	—	14,662,454	—	14,662,454
North Dakota	—	5,935,326	—	5,935,326
Ohio	—	81,298,405	—	81,298,405
Oklahoma	—	34,208,667	—	34,208,667
Oregon	—	1,656,235	—	1,656,235
Pennsylvania	—	107,041,388	—	107,041,388
Puerto Rico	—	213,167,865	—	213,167,865
Rhode Island	—	6,993,458	—	6,993,458
South Carolina	—	11,354,568	—	11,354,568
South Dakota	—	3,698,133	—	3,698,133
Tennessee	—	14,305,397	—	14,305,397
Texas	—	146,686,348	—	146,686,348
Utah	—	6,249,428	—	6,249,428
Vermont	—	409,185	—	409,185
Virgin Islands	—	14,070,839	—	14,070,839
Virginia	—	46,989,561	—	46,989,561
Washington	—	32,107,669	—	32,107,669
West Virginia	—	5,813,970	—	5,813,970
Wisconsin	—	58,583,166	—	58,583,166
Total	$—	$2,433,010,203	$54	$2,433,010,257

See Notes to Financial Statements

48

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 94.2%
Arizona: 1.7%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/31 (c)	$400		$298,789
California: 31.0%
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 3.00%, 03/01/26 (c)	275		204,051
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 4.00%, 11/15/27 (c)	300		265,668
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/31 (c)	475		452,621
El Dorado Irrigation District, Series C (RB) 4.00%, 03/01/26 (c)	250		248,266
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	250		255,079
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/25 (c)	250		255,483
Regents of University of California, Medical Center Pooled, Series P (RB) 4.00%, 05/15/32 (c)	250		212,446
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/29 (c)	370		376,160
State of California, Various Purpose (GO)
4.00%, 04/01/31 (c)	370		373,309
5.00%, 10/01/28 (c)	500		527,953
5.00%, 02/01/25 (c)	410		416,415
5.00%, 04/01/27	250		260,708
5.00%, 08/01/27	300		314,262
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/30 (c)	250		256,714
University of California, Series BB (RB) 5.00%, 05/15/29 (c)	250		252,879
University of California, Series BH (RB) 4.00%, 05/15/31 (c)	280		249,558
Val Verde Unified School District, Series A (GO) (BAM) 2.75%, 08/01/28 (c)	720		434,728
			5,356,300
	Par (000’s	)	Value
Colorado: 1.3%
State of Colorado, Series A (CP) 4.00%, 12/15/31 (c)	$250		$221,309
Connecticut: 4.3%
State of Connecticut, Series A (GO) 4.00%, 04/15/28 (c)	250		240,057
State of Connecticut, Special Tax Obligation, Series A (RB) 5.00%, 08/01/25 (c)	250		254,091
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/26	250		258,550
			752,698
Hawaii: 2.9%
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	510		502,855
Massachusetts: 3.6%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes, Series A (RB) 5.00%, 06/15/24 (c)	250		251,353
Commonwealth of Massachusetts, Series B (GO) 5.00%, 11/01/24	360		364,559
			615,912
Michigan: 1.2%
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 4.00%, 12/01/29 (c)	250		204,320
Nevada: 1.2%
Las Vegas Valley Water District, Series A (GO) 4.00%, 12/01/31 (c)	250		214,358
New York: 27.1%
City of New York, Series B-1 (GO) 5.00%, 10/01/27 (c)	250		254,169
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	500		501,305
Long Island Power Authority, Electric System, Series C (RB) 5.25%, 09/01/29	255		273,649
Metropolitan Transportation Authority, Series B (RB)
4.25%, 11/15/42 (c)	330		287,070
4.25%, 12/01/23 (c)	240		216,526
Nassau County Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/24	250		253,209

See Notes to Financial Statements

49

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water & Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	$400		$400,340
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB) 4.00%, 12/15/31 (c)	250		215,476
New York City Transitional Finance Authority Future Tax, Series B-1 (RB) 5.00%, 08/01/24 (c)	300		296,295
New York City Transitional Finance Authority Future Tax, Series E-1 (RB) 5.00%, 02/01/25 (c)	250		248,931
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 01/01/27 (c)	250		254,425
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/25 (c)	250		251,270
New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/27 (c)	275		278,314
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 09/15/30 (c)	250		253,284
Port Authority of New York & New Jersey (RB) 5.00%, 11/15/27 (c)	500		492,003
Triborough Bridge & Tunnel Authority, Payroll Mobility Tax, Series C (RB) 4.00%, 11/15/31 (c)	250		215,792
			4,692,058
North Carolina: 1.5%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	265		261,036
Ohio: 1.2%
County of Franklin, Hospital Facilities, Series A (RB) (XLCA) 4.00%, 05/15/28 (c)	250		204,398
	Par (000’s	)	Value
Oregon: 1.5%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/25 (c)	$250		$253,943
Pennsylvania: 4.5%
Commonwealth of Pennsylvania, 2nd Series (GO) (AGM) 4.00%, 08/15/25 (c)	250		242,703
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/31 (c)	250		207,282
5.00%, 06/01/31 (c)	330		329,048
			779,033
South Dakota: 1.3%
South Dakota Housing Development Authority, Series A (RB) 4.55%, 11/01/31 (c)	250		219,376
Washington: 7.0%
City of Seattle, City Light Department, Series A (RB) 4.00%, 07/01/31 (c)	250		208,608
King County, Washington Public Hospital District No. 1 (GO) 5.00%, 12/01/26 (c)	250		252,245
King County, Washington School District No. 414 (GO) (SBG) 4.00%, 06/01/26 (c)	250		248,241
Port of Seattle, First Lien (RB) 5.00%, 09/01/24	250		251,573
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/24 (c)	250		250,724
			1,211,391
Wisconsin: 2.9%
State of Wisconsin, Department of Transportation (RB) 5.00%, 07/01/27 (c)	265		278,390
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB) 4.00%, 12/01/23 (c)	250		220,542
			498,932
Total Municipal Bonds: 94.2% (Cost: $18,411,731)			16,286,708
Other assets less liabilities: 5.8%			999,192
NET ASSETS: 100.0%			$17,285,900

See Notes to Financial Statements

50

Definitions:

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments by Sector	% of Investments	Value
State GO	19.9%	$3,247,405
Tax	15.9	2,588,127
Local GO	10.2	1,659,223
Hospitals	9.6	1,572,461
Transportation	7.7	1,247,172
Water & Sewer	6.9	1,118,670
Education	6.5	1,055,651
Power	6.0	983,562
Airport	5.1	828,781
Toll & Turnpike	3.3	536,330
Leasing COPS & Appropriations	2.9	472,662
Refunded	1.6	255,079
Miscellaneous	1.6	253,943
Utilities - Other	1.5	248,266
Single Family Housing	1.3	219,376
	100.0%	$16,286,708

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$16,286,708	$—	$16,286,708

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

51

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.6%
Alabama: 1.2%
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/30 (c)	$2,000		$1,887,714
5.00%, 11/01/30 (c)	2,015		2,152,663
5.00%, 11/01/30 (c)	525		564,466
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/29 (c) (p)	3,500		3,216,417
Black Belt Energy Gas District, Series A (RB)
4.00%, 12/01/31 (c) (p)	5,065		4,662,281
5.25%, 10/01/30 (c) (p)	2,000		2,003,186
Black Belt Energy Gas District, Series B (RB) 5.25%, 12/01/30 (c) (p)	1,000		1,008,102
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	860		733,260
Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/34	2,500		2,449,044
Southeast Energy Authority, Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/31 (c) (p)	3,000		2,737,355
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	150		152,737
University of Alabama, Board of Trustee, Series A (RB) 4.00%, 07/01/29 (c)	820		780,770
			22,347,995
Alaska: 0.1%
Alaska Housing Finance Corp., Series B (RB) 2.15%, 12/01/30 (c)	1,040		757,719
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	305		307,659
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	635		637,201
			1,702,579
Arizona: 1.2%
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	1,856		1,616,349
Arizona Transportation Board, Highway (RB)
5.00%, 07/01/26 (c)	835		860,835
5.00%, 07/01/26 (c)	1,050		1,082,488
City of Mesa, Arizona Utility System (RB) 4.00%, 07/01/26 (c)	1,550		1,510,702
	Par (000’s	)	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/26 (c)	$620		$638,708
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series A (RB) 5.00%, 07/01/31 (c)	800		862,497
City of Phoenix Civic Improvement Corp., Junior Lien Water System (RB) 5.00%, 07/01/26 (c)	1,475		1,504,131
City of Phoenix Civic Improvement Corp., Junior Lien Water System, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,046,411
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/29 (c)	1,275		1,313,932
5.00%, 07/01/29 (c)	1,000		1,034,671
City of Phoenix Civic Improvement Corp., Senior Lien Airport, Series D (RB) 5.00%, 07/01/27 (c)	550		562,385
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 12/01/31 (c)	1,150		812,043
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 12/01/31 (c)	1,500		1,059,187
Maricopa County, Industrial Development Authority, Banner Health, Series A (RB)
3.12%, 01/01/27 (c)	20		17,855
4.00%, 01/01/27 (c)	1,500		1,366,997
5.00%, 01/01/27 (c)	605		605,598
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/28 (c)	2,380		2,490,638
5.00%, 01/01/32	1,000		1,089,498
5.00%, 06/01/25 (c)	1,000		1,015,584
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	1,600		1,553,176
			22,043,685
Arkansas: 0.1%
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	1,000		1,028,871

See Notes to Financial Statements

52

	Par (000’s	)	Value
Arkansas (continued)
Little Rock School District of Pulaski County, Series A (GO) (AGM) 2.00%, 02/01/27 (c)	$1,000		$677,484
			1,706,355
California: 17.0%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution Improvements, Series A (RB) 5.00%, 10/01/27 (c)	1,000		1,046,000
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/27 (c)	1,270		1,083,016
4.00%, 04/01/27 (c)	1,735		1,724,041
California Community Choice, Financing Authority Clean Energy Project, Series B-1 (RB) 4.00%, 08/01/31 (c) (p)	7,000		6,486,643
California Community Choice, Financing Authority Clean Energy Project, Series C (RB) 5.25%, 10/01/31 (c) (p)	6,065		5,937,505
California Health Facilities Financial Authority, Series C (RB) 5.00%, 11/01/29 (p)	2,000		2,117,153
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 3.00%, 03/01/26 (c)	1,000		742,003
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	310		318,803
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	400		342,809
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/30 (c)	1,060		962,764
4.00%, 04/01/30 (c)	500		445,127
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	750		786,269
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/27 (c)	450		467,272
5.00%, 11/15/27 (c)	1,575		1,620,666
	Par (000’s	)	Value
California (continued)
California Housing Finance Agency (RB)
3.25%, 08/20/36	$1,944		$1,666,475
3.50%, 11/20/35	1,202		1,040,948
California Housing Finance Agency (RB) (FHLMC COLL) 3.75%, 03/25/35	6,184		5,655,546
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	840		848,792
California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB) 5.00%, 09/01/24 (c)	2,200		2,215,094
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c)	500		451,129
3.00%, 09/01/27 (c)	360		319,676
California State Public Works Board, Various Capital Project, Series A (RB) 5.00%, 08/01/31 (c)	2,000		2,152,500
California State Public Works Board, Various Capital Project, Series B (RB)
5.00%, 10/01/27 (c)	320		335,457
5.00%, 10/01/27 (c)	20		21,111
5.00%, 12/01/32 (c)	2,000		2,183,898
5.00%, 12/01/32 (c)	1,845		2,000,991
California State Public Works Board, Various Capital Project, Series C (RB)
4.00%, 08/01/31 (c)	2,000		1,916,730
5.00%, 08/01/31 (c)	1,000		1,081,602
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/26 (c)	425		419,630
4.00%, 11/01/26 (c)	1,000		993,387
California State University, Series A (RB)
5.00%, 11/01/25 (c)	2,035		2,078,873
5.00%, 05/01/26 (c)	1,510		1,558,676
5.00%, 05/01/27 (c)	510		531,223
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB)
3.00%, 04/01/31 (c)	1,000		784,515
4.00%, 04/01/31 (c)	1,400		1,226,105
4.00%, 04/01/31 (c)	1,000		864,441

See Notes to Financial Statements

53

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Kaiser Permanente, Series D (RB) 5.00%, 11/01/29 (p)	$2,000		$2,117,153
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 11/19/26 (c)	2,000		1,574,949
City and County of San Francisco, Moscone Convention Center Expansion Project, Series B (CP)
4.00%, 10/01/25 (c)	2,000		1,954,139
4.00%, 10/01/25 (c)	2,000		1,838,933
City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	255		232,816
City of Concord, Capital Improvement Project (CP) 2.00%, 04/01/31 (c)	1,400		914,056
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/30 (c)	1,000		986,117
5.00%, 05/15/31 (c)	1,400		1,485,956
City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	565		591,518
City of San Jose, California Airport, Series B (RB) (BAM) 4.00%, 03/01/31 (c)	325		324,285
County of Los Angeles, Long Beach Unified School District, Series D-1 (GO) 0.00%, 02/01/25 (c) ^	1,250		547,908
County of Sacramento, Regional County Sanitation District, Series A (RB) 5.00%, 06/01/24 (c)	3,000		3,019,200
County of Santa Clara, Series C (GO) 5.00%, 08/01/27 (c)	525		549,248
East Bay Municipal Utility District, Water System, Series A (RB) 5.00%, 06/01/25 (c)	1,000		1,020,383
East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,590		2,158,949
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) 4.00%, 07/01/26 (c)	1,150		1,125,710
	Par (000’s	)	Value
California (continued)
Fontana Redevelopment Agency Successor Agency, Series A (TA) 5.00%, 10/01/27 (c)	$760		$793,189
Fremont Union High School District (GO) 4.00%, 08/01/24 (c)	2,350		2,182,429
Kern High School District, Series C (GO) (AGM)
2.00%, 08/01/30 (c)	3,000		2,399,093
2.00%, 08/01/30 (c)	1,600		1,319,569
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/27 (c)	750		754,884
4.00%, 08/01/27 (c)	400		403,176
Los Angeles Community College District, Series L (GO) 5.00%, 08/01/32 (c)	1,000		1,092,129
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Series A (RB)
4.00%, 06/01/30 (c)	1,695		1,641,655
4.00%, 06/01/30 (c)	1,045		1,032,653
4.00%, 06/01/30 (c)	1,000		1,000,631
4.00%, 06/01/31 (c)	1,000		942,549
4.00%, 06/01/31 (c)	1,460		1,391,530
5.00%, 06/01/30 (c)	1,000		1,078,757
5.00%, 07/01/27 (c)	795		836,140
5.00%, 07/01/31 (c)	900		974,815
5.00%, 07/01/31 (c)	2,530		2,695,048
5.00%, 07/01/31 (c)	1,060		1,137,945
Los Angeles County Public Works Financing Authority, Lakma Bulding for Permanent Collection Project, Series A (RB) 4.00%, 12/01/30 (c)	1,500		1,411,337
Los Angeles Department of International Airport, Series B (RB) 4.00%, 05/15/30 (c)	1,900		1,809,430
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/31 (c)	2,000		2,099,386
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/32 (c)	1,380		1,456,016
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/30 (c)	1,125		1,219,556
5.00%, 07/01/30 (c)	1,500		1,605,783
Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/24 (c)	2,000		2,007,070

See Notes to Financial Statements

54

	Par (000’s	)	Value
California (continued)
5.00%, 07/01/28 (c)	$2,000		$2,073,195
5.00%, 07/01/32 (c)	1,000		1,061,463
Los Angeles Municipal Improvement Corp., Series B (RB) 4.00%, 11/01/26 (c)	2,000		1,910,400
Los Angeles Unified School District, AD Valorem Property Tax, Series C (GO) 4.00%, 07/01/30 (c)	1,605		1,511,906
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 01/01/32 (c)	1,500		1,433,170
5.00%, 01/01/32 (c)	1,300		1,412,916
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/29 (c)	1,580		1,592,388
5.00%, 07/01/29 (c)	1,720		1,841,220
5.00%, 07/01/30	500		543,947
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/26 (c)	915		944,899
Los Angeles Unified School District, Series B-1 (GO)
5.00%, 01/01/28 (c)	645		679,293
5.00%, 01/01/28 (c)	585		612,171
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/30 (c)	1,880		1,583,795
4.00%, 07/01/30 (c)	2,000		1,934,969
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/30 (c)	1,000		955,447
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/31 (c)	1,000		1,003,333
Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	615		634,043
Oakland Unified School District (GO) 5.00%, 08/01/26 (c)	625		642,446
Oakland Unified School District, Series A (GO) (BAM) 4.00%, 08/01/31 (c)	1,055		979,369
Orange County, Local Transportation Authority Sales Tax (RB) 4.00%, 02/15/29 (c)	1,500		1,448,611
Palomar Health (RB) 5.00%, 11/01/26 (c)	1,725		1,584,872
Palomar Health, Series B (GO) 4.00%, 08/01/26 (c)	1,000		906,328
Peralta Community College District, Series D (GO) 4.00%, 08/01/25 (c)	2,000		1,833,225
	Par (000’s	)	Value
California (continued)
Public Utilities Commission of the City and County of San Francisco Water, Series D (RB) 5.00%, 11/01/27 (c)	$785		$822,124
Regents of the University of California Medical Center Pooled, Series L (RB) 5.00%, 05/15/26 (c)	650		671,436
Riverside County Transportation Commission, Series B (RB) 5.00%, 12/01/27 (c)	560		578,355
Sacramento County Sanitation Districts Financing Authority, Series A (RB) 5.00%, 06/01/24 (c)	1,000		1,006,515
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	535		569,074
San Diego County Regional Airport Authority, Series B (RB) 5.00%, 07/01/30 (c)	2,075		2,232,830
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/31 (c)	2,000		2,006,485
San Diego Unified School District, Series I (GO)
0.00%, 07/01/25 (c) ^	1,000		569,579
5.00%, 07/01/27 (c)	650		681,569
San Francisco Bay Area Rapid Transit District, Series F-1 (GO) 5.00%, 08/01/29 (c)	140		147,768
San Francisco City & County, Airport Commission, San Francisco International Airport, Series B (RB) 4.00%, 05/01/30 (c)	1,010		973,125
San Francisco City & County, Public Utilities Commission Wastewater, Series A (RB)
5.00%, 10/01/32 (c)	1,000		1,089,386
5.00%, 10/01/32 (c)	1,500		1,589,336
San Francisco City & County, Public Utilities Commission Wastewater, Series B (RB) 5.00%, 10/01/32 (c)	1,000		1,059,558
San Francisco County Transportation Authority (RB)
3.00%, 02/01/27 (c)	135		123,204
3.00%, 02/01/27 (c)	500		438,449
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,000		2,001,484
San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	230		239,607

See Notes to Financial Statements

55

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
San Marcos Unified School District (GO)
4.00%, 08/01/27 (c)	$400		$399,084
5.00%, 08/01/27 (c)	350		365,615
Santa Clara County Financing Authority, Capital Facilities, Series A (RB)
4.00%, 05/01/31 (c)	840		834,926
5.00%, 05/01/31 (c)	1,855		2,030,916
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/25 (c)	1,000		829,148
4.00%, 05/15/25 (c)	1,510		1,487,949
4.00%, 05/15/25 (c)	400		393,701
Santa Clara County, Mountain View, Los Altos Union High School, Series A (GO) 3.35%, 08/01/26 (c)	1,520		1,329,716
Santa Clara Unified School District (GO)
3.00%, 07/01/26 (c)	1,535		1,303,067
3.00%, 07/01/26 (c)	395		344,877
3.00%, 07/01/26 (c)	2,000		1,737,862
Santa Monica-Malibu Unified School District, Series C (GO)
5.00%, 08/01/31 (c)	1,000		1,055,741
5.00%, 08/01/31 (c)	1,000		1,050,563
State of California (GO)
4.00%, 11/01/30 (c)	1,310		1,298,493
4.00%, 04/01/31 (c)	2,000		2,007,341
5.00%, 09/01/33 (c)	2,000		2,171,963
State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/27 (c)	915		966,103
State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	365		391,701
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	350		293,242
3.00%, 10/01/29 (c)	2,000		1,777,659
3.12%, 04/01/29 (c)	1,575		1,389,255
4.00%, 10/01/29 (c)	2,000		1,890,435
4.00%, 11/01/30 (c)	2,945		2,952,876
4.00%, 11/01/30 (c)	2,000		1,899,063
4.00%, 03/01/30 (c)	5,020		4,889,373
4.00%, 03/01/30 (c)	9,500		9,360,879
4.00%, 04/01/31 (c)	1,795		1,811,054
4.00%, 04/01/31 (c)	2,300		2,164,916
4.00%, 08/01/26 (c)	700		698,402
4.00%, 09/01/26 (c)	1,500		1,484,561
4.00%, 09/01/26 (c)	1,815		1,812,310
4.00%, 09/01/26 (c)	2,960		2,874,093
5.00%, 10/01/28 (c)	1,065		1,123,236
5.00%, 10/01/29	2,000		2,145,346
	Par (000’s	)	Value
California (continued)
5.00%, 10/01/29 (c)	$5,050		$5,388,176
5.00%, 10/01/29 (c)	2,340		2,497,648
5.00%, 10/01/31	4,000		4,348,893
5.00%, 11/01/27 (c)	3,375		3,524,482
5.00%, 11/01/27 (c)	1,020		1,063,067
5.00%, 11/01/27 (c)	2,645		2,755,921
5.00%, 11/01/28 (c)	3,135		3,252,631
5.00%, 11/01/30 (c)	1,610		1,731,227
5.00%, 12/01/23 (c)	2,000		2,001,650
5.00%, 12/01/30 (c)	2,000		2,120,643
5.00%, 03/01/30 (c)	2,330		2,486,571
5.00%, 04/01/24 (c)	500		501,083
5.00%, 04/01/26 (c)	1,690		1,734,998
5.00%, 04/01/29 (c)	3,500		3,678,785
5.00%, 04/01/29 (c)	2,500		2,649,409
5.00%, 04/01/29 (c)	3,000		3,129,092
5.00%, 04/01/30	2,910		3,133,217
5.00%, 04/01/32	4,270		4,662,059
5.00%, 04/01/33 (c)	2,615		2,789,298
5.00%, 04/01/33 (c)	2,000		2,163,961
5.00%, 05/01/24 (c)	2,480		2,486,809
5.00%, 08/01/24 (c)	1,000		1,004,012
5.00%, 08/01/24 (c)	1,000		1,003,939
5.00%, 08/01/26 (c)	490		499,512
5.00%, 08/01/27 (c)	2,250		2,339,441
5.00%, 08/01/28 (c)	3,245		3,386,150
5.00%, 09/01/26 (c)	1,095		1,123,399
5.00%, 09/01/32 (c)	2,250		2,444,025
State of California, Various Purpose (GO) (SAW) 5.00%, 06/01/26 (c)	1,000		1,018,526
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/31 (c)	2,000		1,940,894
4.00%, 05/01/31 (c)	1,500		1,410,730
University of California, Series AM (RB) 4.00%, 05/15/24 (c)	3,000		2,943,027
University of California, Series AY (RB) 5.00%, 05/15/27 (c)	625		654,038
University of California, Series AZ (RB) 5.00%, 05/15/28 (c)	310		328,250
University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,500		1,608,331
University of California, Series BM (RB) 5.00%, 05/15/33 (c)	1,000		1,111,029
University of California, Series BN (RB)
5.00%, 05/15/33 (c)	1,000		1,086,359
5.00%, 05/15/33 (c)	1,000		1,100,020
5.00%, 05/15/33 (c)	2,000		2,222,058

See Notes to Financial Statements

56

	Par (000’s	)	Value
California (continued)
University of California, Series BQ (RB) 5.00%, 05/15/33 (c)	$1,000		$1,111,029
University of California, Series I (RB) 4.00%, 05/15/25 (c)	2,160		2,107,569
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,170		1,222,828
University of California, Series Q (RB) 4.00%, 05/15/31 (c)	2,500		2,307,873
			304,714,375
Colorado: 1.9%
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	540		557,377
Boulder Larimer & Weld Counties, St. Vrain Valley School District, Series C (GO) (SAW)
5.00%, 12/15/26 (c)	2,000		2,055,671
5.00%, 12/15/26 (c)	2,000		2,047,423
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,000		1,023,362
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	1,200		610,393
Colorado Health Facilities Authority, Advenhealth, Series A (RB) 4.00%, 11/15/29 (c)	2,000		1,801,993
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	2,350		2,044,577
Colorado Health Facilities Authority, Sanford, Series A (RB) 4.00%, 11/01/29 (c)	2,000		1,759,844
Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/30 (c)	1,000		1,040,254
Denver City and County School, Board of Water Commissioners, Series A (RB) 3.00%, 12/15/31 (c)	1,000		787,977
Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,110		1,173,383
Pueblo City, Schools District No. 60 (GO) (SAW)
3.00%, 12/15/29 (c)	500		393,072
5.00%, 12/15/29 (c)	1,085		1,113,421
5.00%, 12/15/29 (c)	1,010		1,068,912
5.00%, 12/15/29 (c)	1,625		1,674,270
	Par (000’s	)	Value
Colorado (continued)
Regional Transportation District, Fastracks Project, Series A (RB) 5.00%, 11/01/26 (c)	$1,820		$1,859,984
Regional Transportation District, Fastracks Project, Series B (RB)
5.00%, 11/01/27 (c)	1,995		2,067,071
5.00%, 11/01/27 (c)	530		549,543
State of Colorado, Series A (CP)
4.00%, 12/15/28 (c)	1,315		1,237,827
4.00%, 12/15/31 (c)	1,750		1,645,253
4.00%, 12/15/31 (c)	1,540		1,378,959
5.00%, 12/15/31 (c)	1,000		1,066,798
State of Colorado, Series A (CP) (SAW) 4.00%, 12/15/30 (c)	2,000		1,845,969
University of Colorado, Series A-2 (RB) 3.00%, 06/01/24 (c)	800		702,280
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	2,165		2,263,736
			33,769,349
Connecticut: 2.2%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A (RB) 4.40%, 11/15/31 (c)	1,530		1,401,797
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/30 (c)	1,290		938,052
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series D-1 (RB) 3.20%, 11/15/26 (c)	260		232,224
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series F-1 (RB) 3.05%, 05/15/26 (c)	140		125,475
Connecticut State Health and Educational Facilities Authority, Hartford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	335		344,197
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB)
4.00%, 07/01/29 (c)	625		563,650
4.00%, 07/01/29 (c)	525		465,143
5.00%, 07/01/29 (c)	2,200		2,196,918

See Notes to Financial Statements

57

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Connecticut (continued)
Connecticut State, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	$1,000		$1,001,311
State of Connecticut, Series A (GO)
3.00%, 01/15/31 (c)	1,000		856,605
3.00%, 01/15/31 (c)	2,200		1,936,446
3.00%, 01/15/31 (c)	1,000		822,215
4.00%, 01/15/31	1,780		1,784,145
5.00%, 04/15/28 (c)	1,000		1,025,429
State of Connecticut, Series A (GO) (SBG) 4.00%, 04/15/29 (c)	1,000		946,946
State of Connecticut, Series B (GO) 4.00%, 06/15/25 (c)	1,830		1,758,823
State of Connecticut, Series C (GO)
4.00%, 06/01/30 (c)	1,950		1,922,315
4.00%, 06/01/30 (c)	850		814,136
State of Connecticut, Series E (GO)
3.00%, 10/15/26 (c)	395		345,883
5.00%, 11/15/32	1,000		1,091,013
5.00%, 09/15/28 (c)	1,665		1,748,486
State of Connecticut, Series F (GO)
5.00%, 11/15/25 (c)	1,525		1,540,527
5.00%, 11/15/25 (c)	1,550		1,568,864
State of Connecticut, Special Tax, Series A (RB)
5.00%, 05/01/31 (c)	1,500		1,601,390
5.00%, 05/01/31	1,650		1,781,025
5.00%, 09/01/24 (c)	1,250		1,254,288
5.00%, 09/01/24 (c)	1,300		1,305,589
5.00%, 09/01/26 (c)	475		486,678
State of Connecticut, Special Tax, Series A (ST) 5.00%, 05/01/30 (c)	2,500		2,608,259
State of Connecticut, Special Tax, Transportation Infrastructure Purposes, Series A (RB)
4.00%, 05/01/31 (c)	1,225		1,175,320
4.00%, 05/01/31 (c)	2,000		1,838,593
5.00%, 05/01/31 (c)	1,025		1,100,770
State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	1,000		1,038,114
University of Connecticut, Series A (RB) 5.00%, 01/15/27 (c)	745		763,705
			40,384,331
Delaware: 0.2%
Delaware Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	1,000		860,919
	Par (000’s	)	Value
Delaware (continued)
State of Delaware (GO)
2.00%, 02/01/31 (c)	$1,000		$750,031
2.00%, 02/01/31 (c)	1,000		745,035
State of Delaware, Series A (GO)
2.00%, 01/01/30 (c)	650		473,757
5.00%, 05/01/33 (c)	1,000		1,092,666
			3,922,408
District of Columbia: 1.7%
District of Columbia Water & Sewer Authority (RB) 4.00%, 10/01/24 (c)	1,000		970,094
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/29 (c)	2,250		2,372,298
District of Columbia, Georgetown University Issue (RB) 5.00%, 04/01/27 (c)	645		658,145
District of Columbia, Series A (GO)
5.00%, 01/01/33 (c)	1,000		1,068,462
5.00%, 06/01/27 (c)	1,500		1,548,167
5.00%, 06/01/27 (c)	580		599,227
5.00%, 06/01/28 (c)	750		778,005
District of Columbia, Series A (RB) 5.00%, 09/01/29 (c)	1,000		1,047,476
District of Columbia, Series C (GO) 5.00%, 06/01/24 (c)	1,980		1,964,151
District of Columbia, Series C (RB) 5.00%, 05/01/30 (c)	1,000		1,058,358
District of Columbia, Series D (GO) 5.00%, 06/01/24 (c)	1,350		1,354,014
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) 4.00%, 10/01/29 (c)	250		226,229
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (AGM) 4.00%, 10/01/29 (c)	250		230,592
Washington Convention & Sports Authority, Series A (RB) 5.00%, 10/01/27 (c)	2,545		2,636,444
Washington Metropolitan Area Transit Authority (RB) 5.00%, 07/01/27 (c)	1,000		1,016,488
Washington Metropolitan Area Transit Authority, Series A (RB)
4.00%, 07/15/31 (c)	4,000		3,949,484
5.00%, 07/15/30 (c)	1,400		1,458,375
5.00%, 07/15/31 (c)	2,000		2,094,895

See Notes to Financial Statements

58

	Par (000’s	)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/27 (c)	$810		$829,332
5.00%, 07/01/27 (c)	550		563,695
5.00%, 07/01/27 (c)	300		307,516
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/27 (c)	880		901,002
5.00%, 07/01/27 (c)	555		569,106
5.00%, 07/01/27 (c)	1,140		1,152,816
5.00%, 07/01/27 (c)	650		666,521
			30,020,892
Florida: 3.2%
Brevard County Health Facilities Authority, Health First, Inc. Project (RB)
5.00%, 04/01/24 (c)	2,510		2,514,818
5.00%, 04/01/24 (c)	1,000		1,001,920
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/31 (c)	2,000		1,829,476
Central Florida Expressway Authority (RB) (BAM) 3.00%, 07/01/27 (c)	520		436,694
Central Florida Expressway Authority, Series A (RB) 4.00%, 07/01/26 (c)	1,250		1,206,691
Central Florida Expressway Authority, Series A (RB) (BAM) 5.00%, 07/01/27 (c)	2,000		2,025,512
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/27 (c)	195		203,371
5.00%, 10/01/27 (c)	1,045		1,083,966
City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,095		1,150,473
City of Orlando, Senior Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27 (c)	2,000		2,056,989
5.00%, 11/01/27 (c)	560		564,016
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^	565		387,357
0.00%, 10/01/26 (c) ^	400		259,140
5.00%, 10/01/26 (c)	2,005		2,030,658
5.00%, 10/01/26 (c)	510		519,873
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/26 (c)	555		566,100
5.00%, 07/01/26 (c)	520		534,229
	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/30 (c)	$1,600		$1,507,007
County of Miami-Dade, Expressway Authority Toll System, Series A (RB)
5.00%, 12/01/23 (c)	2,000		1,935,485
5.00%, 07/01/24 (c)	2,000		1,941,203
County of Miami-Dade, Florida Aviation, Series A (RB) 4.00%, 10/01/30 (c)	1,500		1,364,743
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	865		845,547
County of Miami-Dade, Water and Sewer System (RB)
4.00%, 04/01/31 (c)	1,475		1,357,490
5.00%, 04/01/31 (c)	3,500		3,776,536
County of Miami-Dade, Water and Sewer System, Series A (RB) 5.00%, 10/01/25 (c)	1,500		1,518,373
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/27 (c)	370		307,581
5.00%, 10/01/25 (c)	605		612,078
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/31 (c)	2,000		1,785,811
Florida Housing Finance Corp., Homeowner Mortgage (RB) 2.10%, 01/01/30 (c)	950		745,774
JEA Electric System, Series A (RB) 5.00%, 12/01/23 (c)	2,000		2,001,109
JEA Electric System, Series B (RB)
3.38%, 12/01/23 (c)	520		454,022
5.00%, 10/01/27 (c)	850		876,215
5.00%, 10/01/27 (c)	610		630,092
5.00%, 10/01/27 (c)	885		908,411
JEA Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	1,360		1,225,703
Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	605		620,600
Orange County Health Facilities Authority (RB) 5.00%, 10/01/26 (c)	1,000		969,866
Orange County, Health Facilities Authority, Series A (RB) 5.00%, 10/01/26 (c)	1,325		1,326,834

See Notes to Financial Statements

59

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Orange County, School Board, Series C (CP) 5.00%, 08/01/26 (c)	$410		$419,119
Orange County, Tourist Development Tax (RB) 5.00%, 10/01/30	490		520,549
Polk County, School District (RB) (SAW) 5.00%, 10/01/29 (c)	1,000		1,063,092
Reedy Creek Improvement District, Series A (GO)
4.00%, 06/01/27 (c)	1,000		984,673
5.00%, 06/01/26 (c)	1,000		1,007,899
South Miami Health Facilities Authority, Baptist Health (RB) 5.00%, 08/15/27 (c)	800		812,468
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
4.00%, 06/01/27 (c)	780		782,354
4.00%, 06/01/27 (c)	1,000		1,000,843
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC) 3.00%, 06/01/29 (c)	510		429,750
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
2.38%, 06/01/26 (c)	590		498,937
3.00%, 06/01/25 (c)	1,000		914,797
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/30 (c)	1,000		893,651
3.00%, 07/01/30 (c)	1,000		835,383
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		940,618
Volusia County, School Board, Master Lease Program, Series B (CP) 5.00%, 08/01/24 (c)	1,320		1,328,913
			57,514,809
Georgia: 2.5%
Athens-Clarke County, Georgia Water and Sewerage (RB) 4.00%, 01/01/25 (c)	1,450		1,433,209
City of Atlanta, Airport Passenger Facility Charge, Series C (RB)
5.00%, 07/01/29 (c)	2,275		2,335,990
5.00%, 07/01/29 (c)	800		839,148
City of Atlanta, Water and Wastewater (RB)
4.00%, 11/01/29 (c)	1,450		1,326,123
5.00%, 05/01/25 (c)	1,000		1,013,378
	Par (000’s	)	Value
Georgia (continued)
Clarke County, Hospital Authority, Piedmont Healthcare, Inc. Project, Series A (RB) 5.00%, 07/01/26 (c)	$250		$253,726
Clarke County, Nevada Airport System, Series A-2 (RB) 5.00%, 01/01/24 (c)	1,705		1,707,680
Dekalb County, Water and Sewerage, Series B (RB) (AGM) 5.00%, 10/01/26 (c)	1,530		1,558,733
Fulton County, Georgia Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	3,000		2,438,527
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 5.00%, 02/15/27 (c)	225		227,889
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	925		807,385
Main Street Natural Gas, Inc., Gas Supply, Series A (RB)
4.00%, 12/01/29 (c) (p)	2,500		2,325,528
5.00%, 05/15/35	2,000		1,956,582
5.00%, 05/15/37	2,000		1,931,955
5.00%, 05/15/38	1,000		954,429
Main Street Natural Gas, Inc., Gas Supply, Series B (RB) 5.00%, 03/01/30 (c) (p)	1,000		993,968
Main Street Natural Gas, Inc., Gas Supply, Series C (RB) 5.00%, 09/01/30 (c) (p)	1,000		993,573
Private Colleges and Universities Authority, Emory University, Series B (RB)
4.00%, 10/01/26 (c)	2,000		1,848,187
4.00%, 09/01/30 (c)	2,175		2,083,727
4.00%, 09/01/30 (c)	2,000		1,806,478
State of Georgia, Road and Tollway Authority (RB)
5.00%, 06/01/30 (c)	2,550		2,732,031
5.00%, 06/01/30 (c)	2,000		2,131,444
State of Georgia, Road and Tollway Authority, Series A (RB) 4.00%, 07/15/31 (c)	3,255		3,216,591
State of Georgia, Series A (GO)
4.00%, 08/01/30 (c)	935		942,418
5.00%, 02/01/27 (c)	1,200		1,241,582
5.00%, 02/01/27 (c)	2,000		2,069,565
State of Georgia, Series C (GO) 5.00%, 07/01/27 (c)	3,000		3,129,352
			44,299,198

See Notes to Financial Statements

60

	Par (000’s	)	Value
Hawaii: 0.7%
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	$1,930		$2,058,449
City and County of Honolulu, Series A (GO) 4.00%, 09/01/28 (c)	1,075		975,066
City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,015		1,056,544
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	970		956,410
City and County of Honolulu, Wastewater System, Series B (RB) 5.00%, 07/01/29 (c)	875		911,928
State of Hawaii (RB) 5.00%, 01/01/31 (c)	1,000		1,064,290
State of Hawaii, Department of Transportation Airports Division, Series D (RB) (BAM) 5.00%, 07/01/30 (c)	2,000		2,114,590
State of Hawaii, Series ET (GO) 3.00%, 10/01/25 (c)	1,000		927,036
State of Hawaii, Series FK (GO)
3.25%, 05/01/27 (c)	1,000		910,532
5.00%, 05/01/27 (c)	690		711,121
State of Hawaii, Series FN (GO) 5.00%, 10/01/27 (c)	500		517,822
State of Hawaii, Series FT (GO) 5.00%, 01/01/28 (c)	405		422,399
			12,626,187
Illinois: 5.2%
Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,046,287
Chicago O’Hare International Airport, Series A (RB) (AGM) 4.00%, 01/01/30 (c)	1,000		937,991
Chicago O’Hare International Airport, Series B (RB) 5.00%, 01/01/27 (c)	365		368,822
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	135		136,318
Chicago O’Hare International Airport, Series D (RB) 4.12%, 01/01/25 (c)	1,150		1,058,100
City of Chicago, Second Lien Water (RB) 5.00%, 11/01/27 (c)	1,390		1,418,969
City of Chicago, Second Lien Water (RB) (AGM)
5.00%, 11/01/27 (c)	1,420		1,446,963
5.00%, 11/01/27 (c)	2,000		2,022,309
City of Chicago, Series A (GO) 5.00%, 01/01/24 (c)	1,500		1,502,234
	Par (000’s	)	Value
Illinois (continued)
5.00%, 01/01/24 (c)	$1,250		$1,251,862
5.00%, 01/01/30	2,000		2,042,390
5.00%, 01/01/31 (c)	2,455		2,495,879
5.00%, 01/01/31 (c)	1,000		1,016,828
City of Chicago, Series B (GO)
4.00%, 01/01/30	358		339,893
4.00%, 01/01/32 (c)	1,064		884,483
City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	1,150		1,097,488
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/27 (c)	750		747,831
City of Chicago, Wastewater Transmission, Series B (RB) (AGM) 5.00%, 07/01/32 (c)	1,000		1,041,753
Cook County, Series A (GO) 5.00%, 11/15/26 (c)	325		327,885
Illinois Finance Authority, Carle Foundation, Series A (RB)
4.00%, 08/15/31 (c)	1,500		1,326,890
4.00%, 08/15/31 (c)	1,500		1,350,474
5.00%, 08/15/31 (c)	1,000		1,030,157
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/31 (c)	1,000		920,069
4.00%, 01/01/31 (c)	1,600		1,541,271
5.00%, 01/01/27 (c)	700		724,777
5.00%, 07/01/29 (c)	2,560		2,671,545
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/29 (c)	1,400		1,480,377
Illinois Finance Authority, Memorial Health System (RB) 5.00%, 04/01/29 (c)	1,435		1,457,512
Illinois Finance Authority, Mercy Health Corp. (RB)
4.00%, 06/01/26 (c)	90		84,752
4.00%, 06/01/26 (c)	160		151,719
5.00%, 06/01/26 (c)	250		251,158
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/30 (c)	1,365		1,428,383
5.00%, 08/15/30 (c)	1,000		1,045,420
5.00%, 08/15/30 (c)	1,295		1,349,777
Illinois Finance Authority, Rush University Medical Center, Series A (RB) 5.00%, 05/15/25 (c)	125		125,341
Illinois Finance Authority, Silver Cross Hospital and Medical Centers, Series C (RB) 4.12%, 08/15/25 (c)	2,145		1,840,519
Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	420		385,851

See Notes to Financial Statements

61

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
Illinois Municipal Electric Agency Power Supply System, Series A (RB) 4.00%, 08/01/25 (c)	$1,500		$1,387,074
Illinois State Finance Authority, Ann & Robert H. Lurie Children’s Hospital (RB) 4.00%, 08/15/27 (c)	1,000		907,756
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	1,000		1,093,163
Illinois State Municipal Electric Agency, Power Supply, Series A (RB) 4.00%, 08/01/25 (c)	2,000		1,823,353
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 12/01/23 (c)	1,135		1,134,906
5.00%, 07/01/25 (c)	2,000		1,996,152
Illinois State Toll Highway Authority, Series B (RB)
5.00%, 01/01/24 (c)	5,000		4,974,712
5.00%, 01/01/26 (c)	1,000		998,075
5.00%, 01/01/26 (c)	1,500		1,501,908
Metropolitan Water Reclamation District of Greater Chicago (GO) 5.25%, 12/01/35	1,000		1,106,088
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 5.00%, 12/01/26 (c)	780		798,950
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/26 (c)	1,235		1,159,043
4.00%, 12/01/26 (c)	1,500		1,310,246
5.00%, 12/01/26 (c)	990		1,011,417
5.00%, 12/01/26 (c)	910		933,651
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/28 (c)	570		576,401
5.00%, 01/01/28 (c)	1,150		1,179,615
5.00%, 01/01/33 (c)	1,000		1,046,334
State of Illinois (GO)
4.00%, 10/01/30 (c)	2,000		1,853,952
4.00%, 03/01/31 (c)	1,000		879,671
4.00%, 06/01/26 (c)	2,155		2,024,573
4.00%, 07/01/32 (c)	1,000		888,438
4.12%, 11/01/26 (c)	360		345,728
5.00%, 11/01/26 (c)	305		305,776
5.00%, 05/01/32 (c)	1,000		1,007,572
5.00%, 07/01/32 (c)	1,000		1,006,216
5.25%, 02/01/24 (c)	1,320		1,313,179
State of Illinois (RB)
3.00%, 06/15/26 (c)	320		263,303
3.00%, 06/15/26 (c)	680		577,248
	Par (000’s	)	Value
Illinois (continued)
State of Illinois, Sales Tax, Series A (RB) (BAM) 3.00%, 06/15/31 (c)	$3,000		$2,546,681
State of Illinois, Sales Tax, Series C (RB) 5.00%, 06/15/30	1,000		1,031,187
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	500		426,163
5.00%, 10/01/28 (c)	2,500		2,532,333
5.00%, 12/01/27 (c)	1,000		1,003,423
5.00%, 03/01/31 (c)	1,000		1,020,362
5.00%, 05/01/28 (c)	2,250		2,263,737
5.25%, 12/01/27 (c)	1,200		1,233,425
State of Illinois, Series B (GO) 5.00%, 11/01/29 (c)	1,000		1,030,338
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,105		4,189,629
			93,032,055
Indiana: 0.7%
City of Indianapolis, Indiana Water System, Series A (RB) 5.00%, 10/01/28 (c)	1,720		1,769,168
Duneland School Building Corp., AD Valorem Property Tax (RB) 3.00%, 01/15/32 (c)	1,000		773,256
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/31 (c)	2,500		2,376,712
Indiana Finance Authority, Indiana University Health Inc., Series B (RB) 5.00%, 07/01/32 (c) (p)	1,000		1,045,772
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	1,545		1,482,557
Indiana Finance Authority, Series A (RB)
5.00%, 02/01/28 (c)	1,310		1,375,425
5.00%, 02/01/28 (c)	200		208,662
Indiana Finance Authority, Series C (RB) 5.00%, 02/01/28 (c)	610		640,465
Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	20		18,123
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	250		259,634
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB) 5.00%, 02/01/29 (c)	1,715		1,809,081

See Notes to Financial Statements

62

	Par (000’s	)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Series A (RB) (AGM) 4.00%, 06/01/31 (c)	$2,000		$1,786,346
			13,545,201
Iowa: 0.4%
Iowa Finance Authority (RB) 5.00%, 08/01/27 (c)	1,000		1,043,141
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Company Project (RB) 4.00%, 12/01/32 (c) (p)	3,210		2,916,500
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/31 (c)	1,000		1,057,576
5.00%, 08/01/33 (c)	1,000		1,064,561
5.00%, 08/01/33 (c)	1,000		1,076,333
			7,158,111
Kansas: 0.4%
County of Butler, Unified School District No. 385 (GO) 4.00%, 09/01/27 (c)	500		493,766
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	750		714,401
Kansas Development Finance Authority, Adventhealth Hospital, Series B (RB) 5.00%, 11/15/31 (p)	2,450		2,560,726
State of Kansas, Department of Transportation, Series A (RB) 5.00%, 09/01/27 (c)	1,165		1,204,835
University of Kansas Hospital Authority (RB) 4.00%, 09/01/25 (c)	2,000		1,750,458
			6,724,186
Kentucky: 0.4%
Kentucky Public Energy Authority, Gas Supply, Series A-1 (RB) 4.00%, 08/01/30 (c) (p)	1,200		1,109,214
Kentucky State Property and Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/28 (c)	3,285		3,393,275
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
4.00%, 10/01/26 (c)	1,000		872,132
5.00%, 10/01/26 (c)	290		291,595
University of Kentucky, Series A (RB)
3.00%, 04/01/26 (c)	770		636,514
4.00%, 04/01/26 (c)	500		485,410
			6,788,140
	Par (000’s	)	Value
Louisiana: 0.8%
Ascension Parish-Wide School District (GO) 4.00%, 03/01/30 (c)	$1,000		$887,052
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM) 5.00%, 12/01/29 (c)	615		639,289
Jefferson Sales Tax District, Series B (RB) (AGM) 4.00%, 12/01/29 (c)	500		471,086
Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 2.50%, 04/01/26 (c)	1,455		1,082,898
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	5,040		4,497,570
Louisville Public Facilities Authority, Tulane University, Series A (RB) 5.00%, 10/15/32 (c)	1,000		1,037,004
State of Louisiana, Series A (GO)
5.00%, 03/01/30 (c)	930		986,125
5.00%, 03/01/31 (c)	1,000		1,044,847
5.00%, 03/01/31 (c)	750		809,305
5.00%, 04/01/33 (c)	1,000		1,075,759
5.00%, 04/01/33 (c)	1,000		1,090,699
State of Louisiana, Series A (GO) (BAM) 5.00%, 03/01/30 (c)	910		971,990
			14,593,624
Maryland: 2.1%
City of Baltimore, Wastewater Project, Series C (RB) 5.00%, 01/01/25 (c)	1,500		1,499,940
County of Baltimore (GO)
4.00%, 03/01/30 (c)	1,140		1,135,584
5.00%, 03/01/30	945		1,018,871
County of Baltimore (GO) (AGC) 4.00%, 03/01/29 (c)	1,925		1,904,724
County of Baltimore (GO) (CA MTG INS) 4.00%, 03/01/29 (c)	2,420		2,354,926
County of Montgomery, Series A (GO) 3.00%, 08/01/30 (c)	750		670,338
County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,070		1,077,308
Maryland Department of Transportation (RB) 3.00%, 09/01/27 (c)	500		448,246

See Notes to Financial Statements

63

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
Prince George’s County, Public Improvement, Series A (GO)
5.00%, 07/15/28 (c)	$2,500		$2,604,157
5.00%, 08/01/33 (c)	1,500		1,656,400
5.00%, 08/01/33 (c)	2,500		2,744,171
Prince George’s County, Public Improvement, Series A (GO) (SAW) 4.00%, 07/15/28 (c)	1,000		1,008,119
State of Maryland (GO) 4.00%, 06/01/24 (c)	1,500		1,490,688
State of Maryland State, Series A (GO) 5.00%, 08/01/30 (c)	1,000		1,069,460
State of Maryland, Department of Transportation (RB)
3.00%, 11/01/24 (c)	520		470,802
3.12%, 05/01/25 (c)	855		778,703
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/27 (c)	2,340		1,921,919
State of Maryland, Department of Transportation, Series A (RB) 2.12%, 10/01/29 (c)	2,000		1,425,693
State of Maryland, Department of Transportation, Series B (RB) 4.00%, 05/01/28 (c)	750		757,453
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/28 (c)	530		529,224
5.00%, 03/15/29 (c)	3,000		3,185,430
5.00%, 08/01/28 (c)	1,000		1,055,668
State of Maryland, State and Local Facilities Loan, Series A (GO)
3.00%, 08/01/27 (c)	1,000		898,984
5.00%, 03/15/30 (c)	3,500		3,767,663
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO) 5.00%, 06/01/26 (c)	1,650		1,686,487
			37,160,958
Massachusetts: 3.4%
City of Boston, Series A (GO) 5.00%, 11/01/32 (c)	2,000		2,123,864
Commonwealth of Massachusetts (RB) (BAM-TCRS NATL) 5.50%, 01/01/34	3,000		3,331,509
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/34	1,000		1,093,525
	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts Transportation Fund, Series A (RB) 5.00%, 06/01/24 (c)	$1,275		$1,281,575
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/24 (c)	980		984,490
Commonwealth of Massachusetts, Series A (GO) 5.00%, 10/01/31	3,000		3,294,019
Commonwealth of Massachusetts, Series B (GO)
5.00%, 07/01/26 (c)	600		616,281
5.00%, 07/01/26 (c)	1,860		1,901,230
Commonwealth of Massachusetts, Series C (GO)
3.00%, 02/01/24 (c)	400		362,617
5.00%, 12/01/23 (c)	2,000		2,000,546
5.00%, 12/01/23 (c)	350		349,908
5.00%, 05/01/30	1,000		1,083,613
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665		2,914,841
Commonwealth of Massachusetts, Series D (GO)
4.00%, 11/01/30 (c)	2,000		1,897,400
4.00%, 05/01/28 (c)	1,165		1,150,246
5.00%, 07/01/30 (c)	365		384,802
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/30 (c)	2,000		2,076,974
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/27 (c)	1,275		1,122,438
4.00%, 04/01/25 (c)	1,000		932,038
4.00%, 04/01/25 (c)	1,000		994,207
4.00%, 09/01/25 (c)	3,000		2,743,615
5.00%, 11/01/30 (c)	1,000		1,078,868
5.00%, 09/01/28 (c)	1,010		1,041,488
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 05/01/24 (c)	1,100		1,104,423
Commonwealth of Massachusetts, Transportation Fund, Series A (GO) 5.00%, 12/01/26 (c)	500		513,837
Commonwealth of Massachusetts, Transportation Fund, Series A (RB) 5.00%, 06/01/31 (c)	800		846,353

See Notes to Financial Statements

64

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority Sales Tax, Series A-1 (RB)
4.00%, 07/01/31 (c)	$2,000		$1,838,341
5.00%, 07/01/33 (c)	1,000		1,046,514
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW) 5.00%, 01/01/29 (c)	1,000		1,054,865
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	255		260,434
Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	130		133,171
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
4.00%, 07/15/26 (c)	2,000		1,967,679
5.00%, 07/15/26 (c)	480		494,595
5.00%, 07/15/26 (c)	6,300		6,493,192
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 01/01/28 (c)	1,500		1,413,230
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	500		500,088
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 08/15/25 (c)	1,150		1,158,283
Massachusetts Water Resources Authority, Series B (RB) (AGM) 5.25%, 08/01/30	2,000		2,207,480
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/27 (c)	2,115		2,190,335
University of Massachusetts Building Authority (RB)
5.00%, 11/01/27 (c)	1,020		1,063,834
5.00%, 11/01/29 (c)	750		797,205
5.00%, 05/01/29 (c)	1,220		1,285,934
University of Massachusetts Building Authority (RB) (SD CRED PROG) 5.00%, 11/01/29 (c)	500		534,121
			61,664,008
	Par (000’s	)	Value
Michigan: 1.1%
Detroit City School District, Series A (GO) (AGM) 6.00%, 05/01/29	$3,185		$3,409,729
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
5.00%, 07/01/26 (c)	250		254,943
5.00%, 07/01/26 (c)	250		254,901
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
5.00%, 07/01/26 (c)	290		293,872
5.00%, 07/01/26 (c)	570		577,207
5.00%, 07/01/26 (c)	500		511,617
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB) 5.00%, 07/01/26 (c)	1,025		1,037,401
Kalamazoo Michigan Hospital Facilities, Bronson Healthcare Group (RB) 4.00%, 05/15/26 (c)	2,000		1,836,503
Michigan Finance Authority Hospital, McLaren Health Care, Series A (RB) 5.00%, 05/15/25 (c)	1,500		1,447,689
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	140		115,945
Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB) 5.00%, 10/01/24 (c)	725		717,691
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
5.00%, 12/01/27 (c)	2,000		2,038,021
5.00%, 12/01/27 (c)	585		592,999
State of Michigan, Building Authority, Series I (RB) 5.00%, 10/15/26 (c)	570		584,614
State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	410		371,216
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/30 (c)	750		611,352
State of Michigan, Housing Development Authority, Single-Family Mortgage, Series B (RB) 3.10%, 06/01/26 (c)	1,370		1,216,067
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/33 (c)	1,000		1,079,707

See Notes to Financial Statements

65

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Michigan (continued)
State of Michigan, Trunk Line Fund, Series A (RB) 5.00%, 11/15/31 (c)	$1,900		$2,048,410
			18,999,884
Minnesota: 0.9%
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	125		124,485
County of Hennepin, Minnesota First Lien Sales Tax, Series A (RB) 5.00%, 12/15/26 (c)	1,000		1,031,203
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
5.00%, 01/01/24 (c)	2,500		2,503,723
5.00%, 01/01/27 (c)	325		333,953
5.00%, 01/01/27 (c)	515		530,041
Minnesota Public Facilities Authority, Series A (RB) 5.00%, 03/01/26 (c)	1,500		1,532,628
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,000		1,043,792
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 08/01/29 (c)	1,000		1,055,489
5.00%, 08/01/29 (c)	1,000		1,067,339
5.00%, 08/01/30 (c)	2,000		2,111,587
5.00%, 08/01/30 (c)	2,000		2,127,907
State of Minnesota, Various Purpose, Series D (GO)
2.25%, 08/01/26 (c)	925		804,106
3.00%, 10/01/27 (c)	1,000		906,675
White Bear Lake, independent School District No. 624, Series A (GO) (SD CRED PROG) 3.00%, 02/01/28 (c)	1,000		884,814
			16,057,742
Mississippi: 0.1%
State of Mississippi, Series A (GO) 5.00%, 10/01/27 (c)	430		447,744
State of Mississippi, Series A (RB)
5.00%, 10/15/28 (c)	400		410,214
5.00%, 10/15/28 (c)	550		553,476
5.00%, 10/15/28 (c)	1,000		1,018,672
			2,430,106
Missouri: 0.5%
City of Springfield, Public Utility (RB) 4.00%, 08/01/25 (c)	1,000		962,213
County of St. Louis, Hazewood School District, Series A (GO) (BAM) 5.00%, 03/01/32 (c)	1,000		1,033,666
	Par (000’s	)	Value
Missouri (continued)
Curators of the University of Missouri, Series A (RB) 5.00%, 11/01/24 (c)	$1,405		$1,421,004
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,516,666
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	250		257,072
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	685		661,346
Springfield School District No. R-12 (GO) 4.00%, 03/01/29 (c)	650		636,899
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/29 (c)	1,415		1,363,358
5.00%, 03/01/29 (c)	450		469,647
St. Louis School District, Board of Education (GO) (AGM) 5.00%, 04/01/32 (c)	1,000		1,040,417
			9,362,288
Nebraska: 0.4%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/32	1,280		1,272,741
5.00%, 09/01/34	3,300		3,278,464
5.00%, 09/01/35	2,000		1,977,247
Nebraska Public Power District, Series B (RB) 5.00%, 01/01/26 (c)	1,000		1,007,074
			7,535,526
Nevada: 0.9%
Clark County School District, Limited Tax, Series A (GO) 5.00%, 06/15/33 (c)	1,000		1,023,489
Clark County, Limited Tax, Series B (GO) 4.00%, 11/01/26 (c)	155		152,727
Clark County, Nevada Airport System, Series A-2 (RB)
5.00%, 07/01/24 (c)	1,500		1,487,598
5.00%, 07/01/24 (c)	1,000		999,941
Clark County, Nevada Limited Tax, Flood Control (GO) 4.00%, 05/01/25 (c)	1,675		1,639,743
Clark County, Nevada McCarran International Airport, Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	470		488,292
Clark County, School District, Series A (GO) (AGM)
5.00%, 06/15/30 (c)	1,000		1,059,301
5.00%, 06/15/30 (c)	915		964,712

See Notes to Financial Statements

66

	Par (000’s	)	Value
Nevada (continued)
Clark County, School District, Series B (GO) (BAM) 3.00%, 06/15/30 (c)	$1,500		$1,139,551
Clark County, School District, Series C (GO) 5.00%, 12/15/27 (c)	1,050		1,088,568
Clark County, Transportation Improvement, Limited Tax, Series B (GO) 4.00%, 12/01/28 (c)	2,245		2,022,221
Las Vegas Valley Water District, Series C (GO) 3.00%, 06/01/31 (c)	1,000		877,003
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 4.00%, 06/01/27 (c)	1,000		979,150
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
3.38%, 06/01/28 (c)	325		290,983
4.00%, 06/01/28 (c)	760		748,977
4.00%, 06/01/28 (c)	760		746,599
Truckee Meadows Water Authority (RB) 5.00%, 07/01/26 (c)	355		362,369
			16,071,224
New Jersey: 3.9%
Casino Reinvestment Development Authority, Luxury Tax (RB) 5.25%, 11/01/24 (c)	1,210		1,170,906
County of Camden, Board of Education of Township of Cherry Hill (GO)
4.00%, 08/01/29 (c)	1,500		1,399,796
4.00%, 08/01/29 (c)	1,000		977,339
4.00%, 08/01/29 (c)	1,500		1,372,779
County of Hudson (GO)
2.00%, 11/15/28 (c)	685		489,051
2.00%, 11/15/28 (c)	2,000		1,474,504
2.12%, 11/15/28 (c)	265		184,311
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/27 (c)	755		680,363
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,000		1,034,837
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	380		389,696
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 12/15/29 (c)	$1,250		$1,278,855
5.00%, 12/15/29 (c)	1,970		2,007,256
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,080		1,010,321
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/30 (c)	1,000		899,771
4.00%, 12/15/30 (c)	2,455		2,296,609
New Jersey Economic Development Authority, State House Project, Series B (RB) 5.00%, 12/15/28 (c)	315		322,687
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	1,000		714,010
2.00%, 03/01/31 (c)	2,000		1,313,745
2.00%, 03/01/31 (c)	1,975		1,355,619
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	500		523,293
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Series A (RB) 4.00%, 07/01/27 (c)	1,000		910,607
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/27 (c)	360		311,837
New Jersey Health Care Facilities Financing Authority, Robert Wood Jonson University Hospital, Series A (RB) 5.25%, 12/01/23 (c)	2,355		2,356,397
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/29 (c)	1,000		1,030,473
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/28 (c)	2,900		3,010,076
5.00%, 01/01/28 (c)	1,080		1,122,387
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/28 (c)	2,830		2,767,975
4.25%, 06/15/33 (c)	3,045		2,777,838

See Notes to Financial Statements

67

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
5.00%, 12/15/28 (c)	$1,000		$1,014,020
5.00%, 12/15/28 (c)	1,395		1,433,376
5.00%, 12/15/28 (c)	1,100		1,128,125
5.00%, 06/15/26 (c)	435		442,154
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	780		761,161
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.00%, 12/15/30 (c)	1,000		901,797
4.75%, 06/15/25 (c)	2,950		2,881,120
New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	1,720		1,725,656
New Jersey Turnpike Authority, Series A (RB) 5.00%, 07/01/24 (c)	4,000		4,000,032
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/28 (c)	3,000		3,097,433
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,130		2,099,618
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	3,000		2,475,811
2.00%, 12/01/29 (c)	3,000		2,205,026
2.00%, 12/01/29 (c)	3,000		2,060,359
5.00%, 12/01/29 (c)	5,000		5,124,149
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	500		515,232
5.00%, 06/01/28 (c)	2,755		2,836,331
			69,884,738
New Mexico: 0.1%
State of New Mexico (GO) 5.00%, 03/01/33	1,000		1,091,553
New York: 19.0%
Battery Park City Authorization, Series B (RB) 5.00%, 11/01/33 (c)	1,000		1,079,970
City of New York, Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	500		442,189
City of New York, Series A (GO)
4.00%, 08/01/26 (c)	485		468,267
4.00%, 08/01/31 (c)	600		548,449
5.00%, 08/01/33 (c)	1,000		1,052,284
5.00%, 09/01/32 (c)	2,170		2,335,300
City of New York, Series A-1 (GO) 5.00%, 09/01/32 (c)	2,000		2,094,746
	Par (000’s	)	Value
New York (continued)
City of New York, Series B-1 (GO)
4.00%, 10/01/29 (c)	$1,800		$1,621,194
5.00%, 10/01/29 (c)	1,125		1,186,133
5.00%, 10/01/29 (c)	500		528,588
5.00%, 11/01/30	1,000		1,069,310
5.00%, 12/01/26 (c)	395		403,221
5.25%, 10/01/27 (c)	920		959,651
City of New York, Series C (GO) 5.00%, 02/01/25 (c)	1,165		1,176,172
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,565		1,627,051
City of New York, Series E (GO)
5.00%, 04/01/33 (c)	1,000		1,054,556
5.00%, 08/01/26 (c)	540		549,902
City of New York, Series E-1 (GO)
5.00%, 03/01/28 (c)	1,015		1,054,182
5.00%, 03/01/28 (c)	2,000		2,026,459
5.25%, 03/01/28 (c)	1,000		1,046,534
5.25%, 03/01/28 (c)	1,500		1,580,334
City of New York, Series F-1 (GO)
5.00%, 04/01/28 (c)	1,435		1,454,349
5.00%, 08/01/33 (c)	1,000		1,064,717
City of New York, Series L (GO) 5.00%, 04/01/29 (c)	655		687,924
City of New York, Series L-5 (GO) 5.00%, 04/01/31 (c)	1,865		1,989,800
City of New York, Series L-6 (GO) 5.00%, 04/01/29 (c)	1,000		1,055,819
County of Broome, Local Development Corp., United Health Services Hospitals, In. Project (RB) (AGM) 4.00%, 04/01/30 (c)	925		782,810
County of Monroe, Industrial Development Corp., Rochester Regional Health Project, Series A (RB) 3.00%, 12/01/30 (c)	865		595,534
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB)
4.00%, 05/15/31 (c)	1,000		1,004,517
5.00%, 05/15/31 (c)	1,500		1,630,338
County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	600		617,853
County of Suffolk, New York Water System, Series A (RB) 5.00%, 06/01/28 (c)	1,515		1,587,524
County of Suffolk, Public Improvement, Series C (GO)
4.00%, 09/01/30 (c)	1,000		926,823
5.00%, 09/01/30 (c)	1,500		1,580,672

See Notes to Financial Statements

68

	Par (000’s	)	Value
New York (continued)
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/27 (c)	$1,700		$1,744,993
5.00%, 02/15/27 (c)	1,000		1,029,618
5.00%, 02/15/27 (c)	460		471,540
5.00%, 02/15/27 (c)	1,400		1,439,046
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/27 (c)	305		314,115
5.00%, 09/01/27 (c)	500		513,108
5.00%, 09/01/27 (c)	750		767,018
Long Island Power Authority, Electric System, Series A (RB)
3.00%, 09/01/28 (c)	450		371,495
5.00%, 09/01/30 (c)	1,500		1,571,792
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	2,000		2,021,009
Metropolitan Transportation Authority, Series A (RB) 4.00%, 11/15/26 (c)	340		325,558
Metropolitan Transportation Authority, Series A-2 (RB) 5.00%, 05/15/30 (p)	4,935		5,036,775
Metropolitan Transportation Authority, Series B-2 (RB) 5.00%, 11/15/27 (c)	1,185		1,215,106
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	1,980		1,905,496
4.00%, 05/15/28 (c)	395		375,689
5.00%, 05/15/28 (c)	1,540		1,568,687
5.00%, 05/15/28 (c)	2,540		2,578,692
5.00%, 05/15/28 (c)	810		820,476
5.00%, 05/15/28 (c)	470		479,262
5.00%, 05/15/28 (c)	1,445		1,470,270
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		634,682
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/26 (c)	265		214,673
4.00%, 11/15/26 (c)	400		384,949
5.00%, 05/15/28 (c)	535		543,071
5.00%, 05/15/28 (c)	1,570		1,595,982
5.00%, 05/15/28 (c)	1,085		1,105,211
Metropolitan Transportation Authority, Series D-1 (RB) (BAM) 5.00%, 11/15/25 (c)	2,000		2,022,704
Metropolitan Transportation Authority, Series E (RB)
5.00%, 01/08/24 (c)	1,775		1,778,296
5.00%, 11/15/30	1,000		1,027,594
New York City Housing Development Corp., Multi-Family Housing, Series A (RB) (AGC) 2.90%, 04/01/30 (c)	1,000		769,041
	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi- Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	$1,100		$829,913
New York City Housing Development Corp., Multi- Family Housing, Series F-1 (RB) 2.10%, 05/01/29 (c)	2,000		1,415,122
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM)
2.00%, 01/01/31 (c)	1,250		780,670
4.00%, 01/01/31 (c)	500		483,942
5.00%, 01/01/31	2,700		2,825,237
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AGM)
4.00%, 09/01/30 (c)	2,500		2,419,961
5.00%, 03/01/30	2,145		2,239,775
New York City Municipal Water Finance Authority, Series AA (RB)
5.00%, 12/15/29 (c)	1,000		1,065,545
5.00%, 06/15/27 (c)	960		974,604
New York City Municipal Water Finance Authority, Series BB (RB) 5.00%, 06/15/27 (c)	310		321,192
New York City Municipal Water Finance Authority, Series CC-1 (RB) 5.00%, 12/15/26 (c)	1,000		1,019,314
New York City Municipal Water Finance Authority, Series DD (RB)
5.00%, 06/15/33 (c)	3,685		4,032,502
5.00%, 06/15/34	5,360		5,957,718
New York City Municipal Water Finance Authority, Series FF-2 (RB) 5.00%, 06/15/29 (c)	500		529,653
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 12/15/27 (c)	750		760,736
New York City Transitional Finance Authority Building Aid, Series S (RB) (SAW)
4.00%, 07/15/28 (c)	2,000		1,891,188
4.00%, 07/15/31 (c)	1,015		976,834
5.00%, 01/15/25 (c)	1,305		1,293,685
New York City Transitional Finance Authority Future Tax, Series A-1 (RB) 5.00%, 05/01/33 (c)	1,000		1,058,852

See Notes to Financial Statements

69

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 05/01/33 (c)	$1,000		$1,070,452
New York City Transitional Finance Authority Future Tax, Series F-1 (RB) 5.00%, 02/01/33 (c)	1,000		1,037,184
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/31 (c)	1,400		1,095,103
4.00%, 07/15/31 (c)	1,375		1,300,653
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 5.00%, 07/15/28 (c)	1,010		1,054,805
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/28 (c)	1,605		1,671,174
5.00%, 07/15/28 (c)	1,000		1,034,723
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c)	500		520,615
5.25%, 07/15/28 (c)	1,415		1,479,091
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/30 (c)	2,000		1,589,324
5.00%, 11/01/30 (c)	3,000		3,149,650
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	630		631,498
5.00%, 11/01/31 (c)	1,000		1,073,539
5.00%, 05/01/26 (c)	655		665,306
5.00%, 05/01/26 (c)	880		896,349
5.00%, 05/01/26 (c)	450		459,216
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 08/01/27 (c)	2,000		2,018,372
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
4.00%, 08/01/26 (c)	2,000		1,927,310
5.00%, 11/01/33 (c)	1,000		1,073,463
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 11/01/29 (c)	1,500		1,354,953
4.00%, 08/01/31 (c)	1,190		1,075,435
5.00%, 05/01/24 (c)	2,980		2,980,641
5.00%, 05/01/27 (c)	1,065		1,093,494
5.00%, 08/01/24 (c)	1,345		1,345,494
	Par (000’s	)	Value
New York (continued)
5.00%, 08/01/26 (c)	$540		$552,047
5.00%, 08/01/26 (c)	690		705,573
5.00%, 08/01/26 (c)	895		914,966
5.00%, 08/01/27 (c)	350		359,294
5.00%, 08/01/27 (c)	1,000		1,029,178
5.00%, 08/01/28 (c)	780		809,803
5.00%, 08/01/30 (c)	1,000		1,065,508
5.00%, 08/01/31 (c)	1,000		1,067,060
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 05/01/27 (c)	2,280		2,343,965
5.00%, 05/01/27 (c)	900		923,465
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	1,690		1,528,257
4.00%, 11/01/30 (c)	775		696,259
5.00%, 11/01/30 (c)	2,500		2,613,892
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 05/01/32 (c)	1,500		1,367,018
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/25 (c)	1,195		1,199,317
5.00%, 02/01/26 (c)	1,500		1,528,071
5.00%, 02/01/27 (c)	1,710		1,704,905
5.00%, 02/01/27 (c)	1,190		1,220,122
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	6,000		6,043,678
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	660		494,242
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/29 (c)	800		817,114
New York Liberty Development Corp., Goldman Sachs Headquarters LLC (RB) 5.25%, 10/01/35	1,000		1,049,144
New York State Dormitory Authority, Memorial Sloan- Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,000		931,800
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/28 (c)	1,000		993,769

See Notes to Financial Statements

70

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, New York University, Series A (RB)
5.00%, 07/01/25 (c)	$3,000		$3,050,007
5.00%, 07/01/27 (c)	1,140		1,184,461
5.00%, 07/01/28 (c)	400		407,580
5.00%, 07/01/28 (c)	385		403,229
New York State Dormitory Authority, New York University, Series A (RB) (AGC) 5.00%, 03/15/28 (c)	1,250		1,269,622
New York State Dormitory Authority, Sales Tax, Series A (RB)
5.00%, 03/15/24 (c)	2,150		2,145,134
5.00%, 03/15/24 (c)	1,310		1,298,276
5.00%, 03/15/33 (c)	2,000		2,124,028
5.00%, 03/15/33 (c)	1,000		1,047,726
5.00%, 03/15/33 (c)	1,500		1,535,743
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (AGM) 4.00%, 10/01/29 (c)	1,315		1,240,048
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB)
5.00%, 10/01/31 (c)	1,000		1,045,926
5.00%, 10/01/31 (c)	2,040		2,155,046
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/26 (c)	1,325		1,356,456
5.00%, 10/01/26 (c)	1,200		1,227,826
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 09/15/30 (c)	3,120		2,432,437
4.00%, 02/15/27 (c)	2,475		2,408,041
4.00%, 02/15/27 (c)	1,000		990,620
4.00%, 02/15/27 (c)	1,235		1,177,488
4.00%, 03/15/31 (c)	1,075		1,003,922
4.00%, 03/15/31 (c)	2,795		2,547,886
4.00%, 09/15/30 (c)	1,135		1,059,954
5.00%, 02/15/27 (c)	595		610,564
5.00%, 02/15/27 (c)	2,115		2,173,987
5.00%, 03/15/29 (c)	1,950		2,033,865
5.00%, 03/15/29 (c)	3,910		4,053,373
5.00%, 03/15/29 (c)	2,370		2,481,346
5.00%, 03/15/30	1,000		1,063,954
5.00%, 08/15/26 (c)	2,000		2,018,422
5.00%, 09/15/32 (c)	2,000		2,057,990
5.25%, 09/15/28 (c)	1,305		1,350,880
New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/25 (c)	1,095		1,098,192
	Par (000’s	)	Value
New York (continued)
5.00%, 08/15/27 (c)	$2,000		$2,065,780
5.00%, 08/15/27 (c)	2,270		2,294,626
New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	385		385,701
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/30 (c)	2,000		2,121,139
5.00%, 02/15/30	1,150		1,222,706
5.00%, 08/15/26 (c)	940		959,742
New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
4.00%, 03/15/32 (c)	1,500		1,367,380
4.00%, 03/15/32 (c)	2,000		1,867,761
4.00%, 03/15/32 (c)	1,000		895,346
5.00%, 09/15/25 (c)	3,000		3,019,829
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 01/01/27 (c)	250		251,108
5.00%, 03/15/24 (c)	340		340,943
5.00%, 03/15/27 (c)	2,110		2,165,919
5.00%, 03/15/27 (c)	515		530,028
5.00%, 03/15/27 (c)	1,000		1,028,202
5.00%, 03/15/27 (c)	305		314,054
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/28 (c)	520		540,357
5.00%, 03/15/28 (c)	1,970		2,033,134
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
5.00%, 06/15/24 (c)	2,000		2,010,117
5.00%, 06/15/26 (c)	765		785,359
5.00%, 06/15/26 (c)	415		424,901
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB)
4.00%, 06/15/29 (c)	1,530		1,451,964
5.00%, 06/15/29 (c)	1,250		1,313,233
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
3.00%, 06/15/27 (c)	495		454,099
5.00%, 06/15/27 (c)	1,000		1,036,188
5.00%, 06/15/27 (c)	500		517,031
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	835		613,817

See Notes to Financial Statements

71

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	$525		$473,975
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/26 (c)	650		653,801
5.00%, 01/01/26 (c)	600		601,062
New York State Thruway Authority, Series B (RB) (AGM)
4.00%, 01/01/30 (c)	3,155		2,782,327
4.00%, 01/01/30 (c)	800		732,155
New York State Thruway Authority, Series K (RB)
5.00%, 01/01/25 (c)	4,335		4,325,645
5.00%, 01/01/25 (c)	2,500		2,510,161
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/28 (c)	1,120		977,171
4.00%, 01/01/28 (c)	2,500		2,353,657
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/31 (c)	2,000		2,143,943
5.00%, 03/15/31 (c)	800		852,771
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 4.00%, 09/15/30 (c)	500		450,779
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 12/26/23 (c)	1,800		1,802,876
5.00%, 03/15/27 (c)	750		775,369
5.00%, 09/15/30 (c)	1,475		1,533,729
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 09/15/30 (c)	1,000		935,052
4.00%, 09/15/30 (c)	1,000		977,113
5.00%, 09/15/27 (c)	4,295		4,449,142
5.00%, 09/15/27 (c)	350		363,140
New York State Urban Development Corp., State Sales Tax, Series A (RB)
3.00%, 09/15/31 (c)	2,500		1,891,522
5.00%, 09/15/29 (c)	1,000		1,052,422
5.00%, 09/15/31 (c)	4,500		4,773,451
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/30	1,150		1,183,732
5.00%, 12/01/30 (c)	750		759,979
5.00%, 12/01/30 (c)	1,000		994,259
	Par (000’s	)	Value
New York (continued)
Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	$2,000		$2,002,355
Port Authority of New York and New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	2,000		2,015,990
Port Authority of New York and New Jersey, Series 205 (RB) 5.00%, 11/15/27 (c)	840		867,673
Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/28 (c)	500		515,640
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	500		520,440
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	500		519,920
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/30 (c)	3,975		3,666,280
4.00%, 07/15/30 (c)	2,600		2,440,630
5.00%, 07/15/30 (c)	1,000		1,055,963
5.00%, 07/15/30 (c)	1,000		1,062,303
Port Authority of New York and New Jersey, Series 243 (RB) 5.00%, 12/01/32	1,615		1,761,214
State of New York, Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	615		552,486
State of New York, Mortgage Agency, Series 205 (RB) 3.12%, 10/01/26 (c)	460		406,337
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series A (RB)
5.00%, 11/15/31	1,000		1,081,131
5.00%, 05/15/33 (c)	1,000		1,083,613
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB) 5.00%, 05/15/31	1,130		1,217,023
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
5.00%, 11/15/31 (c)	1,225		1,282,186
5.00%, 11/15/33 (c)	3,000		3,190,683
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000		1,083,290
5.00%, 05/15/27 (c)	1,000		1,019,307
5.00%, 05/15/27 (c)	1,255		1,299,642
5.00%, 05/15/27 (c)	1,070		1,108,500
5.00%, 05/15/27 (c)	2,085		2,118,832
Troy Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
5.00%, 09/01/30 (c)	500		501,281
5.00%, 09/01/30 (c)	1,795		1,854,455

See Notes to Financial Statements

72

	Par (000’s	)	Value
New York (continued)
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	$845		$856,374
5.00%, 06/01/27 (c)	500		508,826
Utility Debt Securitization Authority (RB)
5.00%, 12/15/25 (c)	2,830		2,861,820
5.00%, 12/15/27 (c)	2,000		2,033,514
Utility Debt Securitization Authority, Series A (RB)
5.00%, 06/15/26 (c)	2,000		2,044,221
5.00%, 06/15/26 (c)	610		623,639
5.00%, 06/15/26 (c)	500		509,313
Utility Debt Securitization Authority, Series E (RB)
5.00%, 12/15/23 (c)	1,250		1,250,480
5.00%, 12/15/32 (c)	2,000		2,183,173
			340,924,114
North Carolina: 1.4%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series B (RB) 1.95%, 11/01/29 (p)	1,500		1,273,482
Charlotte-Mecklenburg Hospital Authority, Atrium Health Care, Series D (RB) 5.00%, 12/01/31 (p)	3,000		3,188,699
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	1,925		1,846,492
City of Charlotte, North Carolina Douglas International Airport, Series A (RB) 4.00%, 07/01/31 (c)	1,670		1,547,027
County of Mecklenburg, Series A (GO) 4.00%, 04/01/27 (c)	900		896,583
County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	250		207,893
County of Wake (RB) 3.00%, 03/01/31 (c)	1,500		1,273,389
North Carolina Charlotte Douglas International Airport, Series A (RB) 4.00%, 07/01/31 (c)	1,000		931,610
North Carolina Housing Finance Agency Home Ownership (RB) 4.60%, 07/01/31 (c)	1,000		960,171
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,050,299
	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	$500		$506,999
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	380		394,529
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/28 (c)	890		878,424
4.00%, 01/01/28 (c)	800		781,606
4.00%, 01/01/28 (c)	360		354,422
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/29 (c)	625		459,819
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/29 (c)	1,500		1,585,528
State of North Carolina, Series A (GO)
3.00%, 06/01/28 (c)	380		336,789
5.00%, 06/01/28 (c)	1,140		1,202,467
5.00%, 06/01/30 (c)	1,100		1,189,845
State of North Carolina, Series A (RB)
5.00%, 05/01/29 (c)	1,000		1,062,392
5.00%, 05/01/32 (c)	1,000		1,086,204
State of North Carolina, Series B (RB) 3.00%, 05/01/27 (c)	800		716,848
University of North Carolina at Chapel Hill, Series B (RB) 5.00%, 12/01/31 (c)	1,000		1,061,549
			24,793,066
Ohio: 1.8%
Akron Bath Copley Joint Township Hospital District, Summa Health (RB)
4.00%, 11/15/30 (c)	1,000		879,861
4.00%, 11/15/30 (c)	1,000		855,024
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/30 (c)	3,000		3,099,677
5.00%, 06/01/30 (c)	500		517,268
5.00%, 06/01/30 (c)	500		517,540
City of Columbus, Various Purpose, Series A (GO) 5.00%, 04/01/30	1,000		1,079,080
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	1,245		1,325,119

See Notes to Financial Statements

73

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Ohio (continued)
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	$1,250		$1,313,004
5.00%, 02/01/28 (c)	1,030		1,064,455
5.00%, 06/01/30 (c)	1,000		1,049,451
County of Butler, Ohio Hospital Facilities, UC Health (RB) 4.00%, 11/15/27 (c)	1,205		993,155
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.00%, 02/15/27 (c)	100		100,876
County of Hamilton, Series A (RB) 4.00%, 12/01/26 (c)	1,000		959,823
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,000		829,054
Ohio State University, Series A (RB) 5.00%, 12/01/29	2,225		2,384,187
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/28 (c)	500		521,379
5.00%, 02/15/28 (c)	500		521,400
5.00%, 02/15/28 (c)	1,845		1,924,089
Ohio Water Development Authority, Drinking Water, Series A (RB) 5.00%, 06/01/31 (c)	1,335		1,414,957
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	1,760		1,834,129
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/27 (c)	2,065		2,145,652
5.00%, 06/01/30 (c)	1,000		1,073,103
5.00%, 06/01/30 (c)	1,970		2,058,913
State of Ohio Hospital, Cleveland Clinic Health System, Series A (GO) 5.00%, 03/15/24 (c)	480		481,526
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB) 4.00%, 01/01/28 (c)	760		720,309
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	165		141,227
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,000		1,040,703
	Par (000’s	)	Value
Ohio (continued)
State of Ohio, Major New Infrastructure Project (RB) 5.00%, 12/15/31	$1,225		$1,329,670
			32,174,631
Oklahoma: 0.2%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 3.00%, 09/01/26 (c)	330		305,095
Grand River Dam Authority, Series A (RB)
4.00%, 12/01/26 (c)	2,000		1,960,356
5.00%, 12/01/26 (c)	515		521,122
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	565		580,723
			3,367,296
Oregon: 1.2%
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/30 (c)	720		746,163
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/30 (c)	700		724,690
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 09/01/30 (c)	2,350		1,868,599
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,285		1,339,934
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/27 (c)	590		609,120
5.00%, 06/15/27 (c)	1,000		1,038,553
Marion and Polk County, Salem-Keizer School District No. 24J, Series B (GO) (SBG)
4.00%, 06/15/28 (c)	740		722,946
5.00%, 06/15/28 (c)	545		573,352
Marion and Polk County, Salem-Keizer School District No. 24J, Series C (GO) (SBG) 4.00%, 06/15/30 (c)	2,000		1,814,487
Multnomah and Clackamas Counties, School District No. 10JT, Series B (GO) (SBG)
0.01%, 06/15/27 (c)	1,010		638,977
0.01%, 06/15/27 (c)	1,215		810,052
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/30 (c)	1,280		1,108,241
Multnomah County, School District No. 1J (GO) (SBG) 5.00%, 06/15/33 (c)	1,000		1,089,123

See Notes to Financial Statements

74

	Par (000’s	)	Value
Oregon (continued)
Portland Community College District (GO) 5.00%, 06/15/33 (c)	$1,000		$1,074,573
State of Oregon, Department of Transportation, Highway User Tax, Series A (RB)
4.00%, 11/15/30 (c)	3,000		2,764,165
5.00%, 11/15/29 (c)	1,650		1,725,354
5.00%, 11/15/30 (c)	1,000		1,054,107
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.25%, 04/01/28 (c)	570		494,595
Washington County, Beaverton School District No. 48, Series A (GO) (SBG)
0.00%, 06/15/32 (c) ^	1,000		439,889
0.00%, 06/15/32 (c) ^	1,000		411,616
			21,048,536
Pennsylvania: 3.7%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/28 (c)	1,120		1,133,976
5.00%, 07/15/29 (c)	810		838,701
5.00%, 07/15/29 (c)	360		375,004
Allegheny County Sanitary Authority Sewer (RB) 5.00%, 12/01/25 (c)	1,000		1,007,589
City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	380		390,627
City of Philadelphia, Gas Works (RB)
5.00%, 10/01/26 (c)	880		890,304
5.00%, 10/01/26 (c)	680		684,275
5.00%, 10/01/26 (c)	970		978,460
5.00%, 10/01/26 (c)	735		742,607
City of Philadelphia, Series A (GO)
4.00%, 05/01/31 (c)	1,925		1,666,281
5.00%, 08/01/27 (c)	750		771,826
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/30 (c)	1,000		935,386
City of Philadelphia, Series B (GO) 5.00%, 08/01/29 (c)	1,500		1,541,275
Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/25 (c)	1,595		1,610,168
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/28 (c)	775		794,779
Commonwealth of Pennsylvania (GO)
3.00%, 01/01/27 (c)	510		458,903
3.00%, 09/15/26 (c)	1,055		906,493
4.00%, 02/01/26 (c)	1,500		1,459,359
	Par (000’s	)	Value
Pennsylvania (continued)
4.00%, 05/15/31 (c)	$2,000		$1,991,300
4.00%, 08/15/25 (c)	1,500		1,442,702
Geisinger Authority Health System, Series A (RB)
4.00%, 04/01/30 (c)	1,000		881,280
5.00%, 02/15/27 (c)	3,100		3,057,862
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	2,000		2,054,148
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/29 (c)	1,100		1,104,059
Pennsylvania Economic Development Financing Authority, UPMC (RB) 5.00%, 09/15/26 (c)	385		392,056
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB) 3.38%, 11/15/27 (c)	1,000		886,978
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	125		126,504
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 4.00%, 06/15/26 (c)	775		731,778
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series A (RB) 4.00%, 08/15/26 (c)	1,000		983,657
Pennsylvania Higher Educational Facilities Authority, Trustee of University, Series B (RB) 5.00%, 10/01/25 (c)	2,675		2,719,567
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB) 5.00%, 08/15/27 (c)	270		276,406
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	425		376,950
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	700		603,788

See Notes to Financial Statements

75

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	$315		$289,080
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,620		1,477,761
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	300		266,622
Pennsylvania Turnpike Commission (RB) 5.00%, 12/01/24 (c)	1,000		1,006,510
Pennsylvania Turnpike Commission, Motor License (RB) 4.00%, 12/01/27 (c)	2,000		1,802,674
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/26 (c)	310		319,049
5.00%, 12/01/26 (c)	750		771,676
5.00%, 12/01/28 (c)	1,250		1,282,743
5.00%, 12/01/29 (c)	500		523,618
5.00%, 12/01/29 (c)	1,000		1,031,244
5.00%, 12/01/32 (c)	1,000		1,071,132
Pennsylvania Turnpike Commission, Series B (RB)
5.00%, 12/01/25 (c)	1,010		1,029,049
5.00%, 06/01/26 (c)	2,650		2,661,911
5.00%, 06/01/31 (c)	700		747,575
Pennsylvania Turnpike Commission, Series B (RB) (AGM)
5.00%, 06/01/27 (c)	510		526,276
5.00%, 06/01/27 (c)	1,735		1,788,568
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	1,355		1,255,999
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460		1,558,608
5.00%, 09/01/32	2,000		2,144,453
5.00%, 09/01/33	2,000		2,147,872
School District of Philadelphia, Series A (GO) (SAW) 5.00%, 09/01/28 (c)	660		678,021
School District of Philadelphia, Series F (GO) (SAW)
5.00%, 09/01/26 (c)	1,000		1,000,256
5.00%, 09/01/26 (c)	1,570		1,537,133
5.00%, 09/01/26 (c)	485		490,736
Sports and Exhibition Authority, Regional Asset District (RB) (AGM) 5.00%, 08/01/29 (c)	1,000		1,048,133
	Par (000’s	)	Value
Pennsylvania (continued)
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 12/01/26 (c)	$1,225		$1,245,897
5.00%, 12/01/26 (c)	1,750		1,779,853
			66,297,497
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Financing Program, Series F (RB) 4.00%, 05/15/31 (c)	1,000		890,130
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) 2.05%, 04/01/30 (c)	1,000		706,508
Rhode Island Housing and Mortgage Finance Corp., Series A (RB) (AGM) 2.10%, 10/01/29 (c)	1,000		749,090
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	250		260,785
State of Rhode Island, Series A (GO) 5.00%, 08/01/32 (c)	2,000		2,074,403
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/25 (c)	1,000		952,289
			5,633,205
South Carolina: 0.6%
Lancaster County, School District (GO) 3.25%, 03/01/27 (c)	325		296,412
Lexington County, Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	100		102,194
Patriots Energy Group Financing Agency, Gas Supply, Series A (RB) 5.25%, 08/01/31 (c) (p)	5,000		4,980,273
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/31 (c)	1,000		1,041,574
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/27 (c)	1,000		1,018,113
South Carolina, Public Service Authority, Series A (RB)
4.00%, 12/01/31 (c)	1,115		1,031,730
5.00%, 06/01/26 (c)	1,500		1,470,675

See Notes to Financial Statements

76

	Par (000’s	)	Value
South Carolina (continued)
Town of Mount Pleasant, South Carolina Water and Sewer System, Series A (RB) 4.00%, 06/01/27 (c)	$1,000		$910,336
			10,851,307
South Dakota: 0.2%
South Dakota Health and Educational Facilities Authority (RB)
5.00%, 09/01/27 (c)	2,750		2,672,895
5.00%, 09/01/27 (c)	100		101,413
5.00%, 09/01/27 (c)	255		258,757
			3,033,065
Tennessee: 0.9%
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 07/01/26 (c)	545		538,907
4.00%, 07/01/26 (c)	580		572,494
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB)
5.00%, 01/01/31 (c)	1,000		1,037,585
5.00%, 07/01/26 (c)	3,050		2,987,435
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/30 (c)	3,000		2,984,941
4.00%, 04/01/30 (c)	1,000		987,436
4.00%, 04/01/30 (c)	1,000		980,893
State of Tennessee, Series A (GO) 5.00%, 05/01/33 (c)	1,000		1,095,794
Tennessee Corp. Gas Supply, Series A (RB) 5.50%, 12/01/30 (c) (p)	2,000		2,007,584
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	4,000		3,943,218
			17,136,287
Texas: 8.7%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/27 (c)	910		890,666
4.00%, 02/15/27 (c)	675		651,507
Alvin Independent School District, Unlimited Tax School House (GO) 3.38%, 02/15/28 (c)	350		281,432
Arlington Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/29 (c)	1,000		987,501
4.00%, 02/15/29 (c)	500		490,858
Austin Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/01/33 (c)	1,500		1,596,540
	Par (000’s	)	Value
Texas (continued)
Bexar County Hospital District, Limited Tax (GO) 4.00%, 02/15/28 (c)	$1,000		$964,047
Board of Regents of the University of Texas System, Series A (RB) 5.00%, 08/15/30	2,950		3,172,785
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	850		900,940
City of Austin, Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	1,065		1,069,216
City of Dallas (GO) 5.00%, 02/15/25 (c)	1,055		1,062,162
City of Dallas, Series A (GO) 3.00%, 02/15/29 (c)	600		482,246
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/26 (c)	600		613,542
5.00%, 10/01/26 (c)	565		578,532
City of Dallas, Waterworks and Sewer System, Series C (RB) 5.00%, 10/01/30 (c)	1,000		1,074,815
City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	965		975,389
City of Houston, Airport System, Series D (RB) 5.00%, 07/01/28 (c)	1,000		1,026,622
City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	4,500		4,789,709
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,500		1,404,047
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/28 (c)	750		779,024
5.00%, 11/15/28 (c)	1,000		1,047,837
City of Houston, Public Improvement, Series A (GO)
5.00%, 03/01/29 (c)	1,000		1,049,719
5.00%, 03/01/29 (c)	1,215		1,280,278
City of Houston, Series A (GO)
5.00%, 03/01/26 (c)	515		524,634
5.00%, 03/01/26 (c)	180		183,157
5.00%, 03/01/27 (c)	500		516,743
5.00%, 03/01/27 (c)	520		536,934
City of Houston, Texas Public Improvement, Series A (GO) 5.00%, 03/01/33 (c)	1,000		1,083,741
City of Lubbock, Texas Electric Light and Power System (RB) 4.00%, 04/15/30 (c)	1,550		1,342,389

See Notes to Financial Statements

77

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
City of San Antonio, Electric and Gas Systems (RB)
4.00%, 02/01/30	$1,000		$994,132
5.00%, 02/01/32 (c)	1,000		1,068,326
City of San Antonio, Electric and Gas Systems, Series B (RB)
4.00%, 02/01/33	1,000		978,559
5.00%, 08/01/33 (c)	1,000		1,035,242
Conroe Independent School District (GO) 5.00%, 02/15/25 (c)	1,430		1,447,992
Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	320		316,918
County of Bexar, Alamo Community College District (GO) 4.00%, 08/15/30 (c)	1,000		984,577
County of Bexar, Hospital District (GO)
4.00%, 02/15/26 (c)	115		113,341
5.00%, 02/15/26 (c)	1,315		1,341,294
County of Collin, Community College District (GO)
3.25%, 08/15/27 (c)	500		456,628
4.00%, 08/15/27 (c)	925		921,407
County of El Paso, Hospital District (GO) 4.00%, 08/15/27 (c)	250		220,509
County of Harris, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/27 (c)	950		918,414
5.00%, 11/15/27 (c)	850		877,190
County of Harris, Flood Control District, Series A (GO) 5.00%, 10/01/25 (c)	480		488,248
County of Harris, Flood Control District, Series A (RB)
4.00%, 10/01/27 (c)	1,000		909,515
4.00%, 10/01/27 (c)	2,855		2,637,621
County of Harris, Toll Road, First Lien (RB) 4.00%, 08/15/30 (c)	1,100		1,006,274
County of Harris, Toll Road, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	675		688,820
Cypress-Fairbanks Independent School District (GO)
4.00%, 02/15/25 (c)	1,735		1,690,447
4.00%, 02/15/30 (c)	1,275		1,160,544
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/31 (c)	500		434,190
4.00%, 02/15/31 (c)	1,500		1,390,530
5.00%, 02/15/29 (c)	1,805		1,916,147
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,835		1,939,682
	Par (000’s	)	Value
Texas (continued)
Dallas Fort Worth International Airport, Series C (RB) 4.12%, 11/01/23 (c)	$1,150		$1,150,000
Dallas Independent School District, Unlimited Tax School Building (GO)
4.00%, 02/15/30 (c)	1,000		995,929
5.00%, 02/15/32 (c)	1,000		1,071,951
5.00%, 02/15/32 (c)	1,000		1,064,323
5.00%, 02/15/32 (c)	1,500		1,558,247
Eagle Mountain and Saginaw Independent School District (GO) 4.00%, 02/15/26 (c)	335		329,592
Fort Bend Independent School District (GO)
5.00%, 08/15/27 (c)	2,000		2,075,973
5.00%, 08/15/27 (c)	645		670,178
Frisco Independent School District (GO)
4.00%, 08/15/30 (c)	1,345		1,276,684
4.00%, 08/15/30 (c)	1,350		1,331,179
5.00%, 02/15/29 (c)	2,000		2,079,083
Harris County Flood Control District Improvement, Series A (GO) 4.00%, 10/01/30 (c)	1,000		977,307
Hays Consolidated Independent School District (GO) 5.00%, 02/15/32 (c)	1,000		1,036,725
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/27 (c)	540		556,929
5.00%, 02/15/27 (c)	750		777,687
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	605		634,124
Katy Independent School District, Fort Bend, Harris and Waller Counties (GO) 5.00%, 02/15/27 (c)	2,510		2,548,500
Lone Star College System (GO)
4.00%, 02/15/26 (c)	1,500		1,480,121
5.00%, 02/15/26 (c)	400		406,415
Lower Colorado River Authority (RB) (AGM) 5.00%, 05/15/31 (c)	1,000		1,063,173
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/30 (c)	1,250		1,271,066
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AGM) 5.00%, 05/15/33 (c)	1,000		1,054,836

See Notes to Financial Statements

78

	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare, Series A (RB) 4.00%, 08/15/27 (c)	$555		$491,747
North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/26 (c)	715		727,131
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/31 (c)	2,000		1,860,424
4.00%, 01/01/31 (c)	2,250		1,981,952
4.00%, 01/01/31 (c)	1,975		1,893,940
5.00%, 01/01/24 (c)	3,500		3,505,502
5.00%, 01/01/24 (c)	3,325		3,330,227
5.00%, 01/01/27 (c)	1,000		1,006,332
North Texas Tollway Authority, First Tier, Series A (RB)
4.12%, 01/01/32 (c)	2,000		1,783,135
5.00%, 01/01/26 (c)	1,675		1,704,609
5.00%, 01/01/26 (c)	1,195		1,217,455
5.00%, 01/01/26 (c)	500		507,801
5.00%, 01/01/26 (c)	425		432,986
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	450		429,808
Northside Independent School District, Unlimited Tax (GO) 5.00%, 08/15/27 (c)	880		912,165
Permanent University Fund, University of Texas System (RB) 5.00%, 07/01/32 (c)	1,180		1,280,888
Pflugerville Independent School District, Unlimited Tax, Series A (GO)
5.00%, 02/15/32 (c)	1,875		2,018,777
5.00%, 02/15/32 (c)	1,000		1,050,296
Plano Independent School District, Unlimited Tax (GO)
5.00%, 08/15/32 (c)	1,000		1,071,378
5.00%, 08/15/32 (c)	1,000		1,079,440
Port of Houston Authority of Harris County, Series A-2 (GO) 5.00%, 10/01/30 (c)	1,000		1,063,401
San Antonio Independent School District, Unlimited Tax School Building (GO) 4.00%, 08/15/28 (c)	500		490,005
San Antonio Water System, Junior Lien, Series A (RB) 4.00%, 05/15/31 (c)	1,150		1,020,918
State of Texas, Transportation Commission (GO) 4.00%, 04/01/24 (c)	1,525		1,477,961
	Par (000’s	)	Value
Texas (continued)
State of Texas, Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/26 (c)	$500		$511,212
State of Texas, Water Financial Assistance, Series B (GO) 5.00%, 08/01/25 (c)	1,000		1,004,447
Texas Department of Housing & Community Affairs, Series A (RB) 3.80%, 07/01/28 (c)	1,670		1,423,000
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	2,250		2,211,997
5.00%, 12/15/31	1,475		1,436,723
5.00%, 12/15/32	1,000		970,647
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	1,150		1,046,235
4.00%, 12/31/30 (c)	1,390		1,276,446
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/29 (c)	1,000		886,837
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	1,570		1,534,542
Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/26 (c)	1,000		1,013,230
Texas Water Development Board (RB)
3.00%, 10/15/30 (c)	500		429,246
3.00%, 10/15/30 (c)	950		778,024
3.00%, 10/15/30 (c)	750		631,048
4.00%, 10/15/26 (c)	2,000		1,904,784
4.00%, 10/15/30 (c)	2,000		1,984,382
Texas Water Development Board, Series A (RB)
3.00%, 10/15/29 (c)	2,650		2,229,702
4.00%, 10/15/25 (c)	1,000		983,994
4.00%, 10/15/27 (c)	400		395,818
4.00%, 10/15/27 (c)	1,000		983,167
4.00%, 10/15/27 (c)	2,000		1,862,705
4.00%, 04/15/28 (c)	600		593,726
4.60%, 10/15/33 (c)	1,000		990,538
5.00%, 10/15/27 (c)	250		260,188
5.00%, 10/15/27 (c)	200		208,005
Texas Water Development Board, Series B (RB) 4.00%, 10/15/28 (c)	1,000		983,167

See Notes to Financial Statements

79

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
4.00%, 10/15/28 (c)	$3,000		$2,794,058
5.00%, 10/15/28 (c)	1,500		1,579,864
Texas Water Development Board, Series D (RB) 3.00%, 10/15/30 (c)	500		397,912
Tomball Independent School District, Unlimited Tax (GO)
5.00%, 02/15/33 (c)	1,000		1,048,889
5.00%, 02/15/33 (c)	1,100		1,169,206
Trinity River Authority, Regional Wastewater System (RB) 5.00%, 08/01/27 (c)	670		698,059
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/32 (c)	1,500		1,605,738
University of Texas, Board of Regents, Series A (RB)
5.00%, 07/01/33 (c)	1,000		1,043,311
5.00%, 08/15/32 (c)	2,000		2,171,771
			156,084,477
Utah: 0.4%
Central Utah Water Conservancy District, Series B (RB) 4.00%, 10/01/27 (c)	395		386,423
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/31 (c)	2,000		1,949,100
University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	365		378,162
University of Utah, Series B (RB) 5.00%, 08/01/32 (c)	2,220		2,326,164
Utah Transit Authority, Subordinated Sales Tax (RB)
4.00%, 06/15/26 (c)	2,000		1,910,469
4.00%, 06/15/26 (c)	850		843,889
			7,794,207
Vermont: 0.1%
Vermont Educational & Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,000		1,009,356
Virginia: 1.6%
Arlington County, Public Improvement (GO) 5.00%, 06/15/32 (c)	2,000		2,191,459
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 04/01/31 (c)	375		277,074
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 04/01/32 (c)	1,000		962,096
4.00%, 04/01/32 (c)	1,000		983,737
5.00%, 04/01/28 (c)	750		790,710
5.00%, 04/01/29 (c)	1,755		1,869,526
	Par (000’s	)	Value
Virginia (continued)
County of Loudoun, Economic Development Authority, Public Facility, Series A (RB) 3.00%, 12/01/29 (c)	$1,500		$1,200,323
Hampton Roads Transportation Accountability Commission, Series A (RB) 4.00%, 07/01/30 (c)	665		608,568
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	2,750		2,280,635
4.00%, 02/01/26 (c)	2,000		1,998,621
4.00%, 02/01/30 (c)	1,500		1,455,298
4.00%, 02/01/30 (c)	2,095		1,950,438
5.00%, 02/01/30 (c)	1,950		2,071,106
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
5.00%, 02/01/28 (c)	880		920,251
5.00%, 02/01/28 (c)	2,180		2,275,968
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 11/15/27 (c)	1,000		956,224
4.00%, 05/15/26 (c)	500		494,352
5.00%, 11/15/27 (c)	800		829,238
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/26 (c)	695		609,863
3.12%, 08/01/28 (c)	1,050		911,112
5.00%, 08/01/30 (c)	1,000		1,074,902
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/31 (c)	1,000		980,743
4.00%, 08/01/31 (c)	1,000		943,991
Virginia State, Public Building Authority, Series A (RB) 4.00%, 08/01/27 (c)	185		185,336
			28,821,571
Washington: 3.9%
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 07/01/31 (c)	1,000		929,012
County of King, Limited Tax (GO) 4.00%, 07/01/27 (c)	2,110		2,112,617
County of King, Limited Tax (GO) (SAW) 5.00%, 01/01/29 (c)	1,000		1,062,187
Energy Northwest, Colombia Generating Station Electric, Series A (RB) 5.00%, 07/01/27 (c)	400		415,478

See Notes to Financial Statements

80

	Par (000’s	)	Value
Washington (continued)
5.00%, 07/01/28 (c)	$695		$731,136
5.00%, 07/01/30 (c)	1,930		2,061,943
5.00%, 07/01/31 (c)	1,955		2,025,168
5.00%, 07/01/33 (c)	1,000		1,070,209
5.00%, 07/01/33 (c)	2,000		2,161,546
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/29 (c)	1,000		1,044,255
5.00%, 07/01/29 (c)	500		515,397
5.00%, 07/01/30 (c)	1,415		1,487,266
Energy Northwest, Colombia Generating Station Electric, Series C (RB)
5.00%, 07/01/25 (c)	1,250		1,270,837
5.00%, 07/01/28 (c)	1,000		1,048,293
Everett Housing Authority, Hunting Park Apartments Project (RB) 4.00%, 07/01/30 (c)	1,545		1,317,544
King County, School District No. 210 Federal Way (GO) (SBG) 4.00%, 12/01/27 (c)	880		865,903
King County, School District No. 401 Highline (GO) (SBG)
3.12%, 12/01/26 (c)	690		621,086
5.00%, 12/01/26 (c)	700		723,606
King County, School District No. 411 Issaquah (GO) (SBG) 4.00%, 06/01/26 (c)	635		626,723
King County, School District No. 414 Lake Washington (GO) (SBG) 5.00%, 06/01/27 (c)	1,335		1,389,409
King County, Washington Sewer, Series B (RB) 4.00%, 07/01/24 (c)	1,000		950,327
Kitsap County, School District No. 401 Central Kitsap (GO) (SBG)
4.00%, 06/01/26 (c)	1,000		950,891
4.00%, 06/01/26 (c)	1,425		1,370,628
4.00%, 06/01/26 (c)	1,250		1,198,428
Pierce County, Puyallup School District No. 3 (GO) (SBG) 5.00%, 06/01/27 (c)	970		1,008,215
Pierce County, School District No. 403 Bethel (GO) (SBG) 5.00%, 06/01/29 (c)	500		527,822
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	825		844,697
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/30 (c)	1,000		1,074,650
	Par (000’s	)	Value
Washington (continued)
State of Washington, Series A (GO) 5.00%, 08/01/26 (c)	$755		$772,434
State of Washington, Series C (GO) 5.00%, 08/01/27 (c)	880		909,361
State of Washington, Series D (GO) 5.00%, 08/01/27 (c)	880		914,327
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/27 (c)	500		516,682
5.00%, 08/01/27 (c)	500		515,980
State of Washington, Various Purpose, Series C (GO)
5.00%, 02/01/28 (c)	2,165		2,211,186
5.00%, 02/01/31 (c)	2,175		2,324,976
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/27 (c)	735		745,057
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 08/01/27 (c)	880		908,124
5.00%, 08/01/27 (c)	420		436,235
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 02/15/28 (c)	2,000		1,912,261
5.00%, 02/15/28 (c)	1,815		1,764,164
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 12/01/23 (c)	1,820		1,636,680
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
4.00%, 10/01/30 (p)	1,595		1,483,797
5.00%, 10/01/28 (c)	250		252,293
5.00%, 10/01/28 (c)	225		226,665
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series D (RB) 5.00%, 10/01/24 (c)	2,270		2,197,819
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	760		755,973
Washington State Housing Finance Commission, Series A (RB) 3.50%, 12/20/35	1,669		1,417,714
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/30 (c)	1,050		1,107,384

See Notes to Financial Statements

81

VANECK INTERMEDIATE MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
Washington State, Motor Vehicle Fuel Tax, Series F (GO) 5.00%, 06/01/31 (c)	$2,000		$2,078,812
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/28 (c)	1,000		912,458
Washington State, Various Purpose, Series A (GO)
5.00%, 08/01/30 (c)	1,000		1,038,846
5.00%, 08/01/31 (c)	1,250		1,314,349
5.00%, 08/01/33 (c)	2,000		2,105,834
Washington State, Various Purpose, Series A-1 (GO) 5.00%, 08/01/24 (c)	1,500		1,510,789
Washington State, Various Purpose, Series C (GO)
5.00%, 01/01/25 (c)	1,575		1,592,417
5.00%, 02/01/28 (c)	1,145		1,174,396
5.00%, 02/01/28 (c)	1,000		1,038,736
5.00%, 02/01/29 (c)	1,080		1,110,481
5.00%, 02/01/30 (c)	1,000		1,054,581
			69,346,084
West Virginia: 0.2%
State of West Virginia, Series A (GO)
5.00%, 06/01/29 (c)	1,000		1,064,993
5.00%, 06/01/29 (c)	500		522,709
State of West Virginia, Series B (GO) 5.00%, 06/01/28 (c)	675		708,690
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB) 5.00%, 06/01/31 (c)	1,320		1,394,476
			3,690,868
Wisconsin: 0.9%
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	350		300,492
Public Finance Authority, Providence St. Joseph Health, Series C (RB) 4.00%, 10/01/30 (p)	1,335		1,265,224
State of Wisconsin (GO) 5.00%, 05/01/27 (c)	450		468,608
State of Wisconsin, Series A (GO)
4.00%, 05/01/28 (c)	1,655		1,523,879
5.00%, 05/01/25 (c)	890		903,457
5.00%, 05/01/32 (c)	1,000		1,072,775
5.00%, 05/01/32 (c)	1,000		1,082,707
Wisconsin Department of Transportation (RB) 5.00%, 07/01/27 (c)	115		120,763
Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/24 (c)	940		944,854
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	$1,875		$1,667,934
4.00%, 05/15/26 (c)	1,500		1,410,824
5.00%, 05/15/26 (c)	1,000		987,125
5.00%, 05/15/26 (c)	100		101,431
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	500		482,495
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	125		127,096
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 5.00%, 08/15/24 (c)	2,500		2,482,650
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB) 4.12%, 09/01/32 (c)	1,000		927,743
			15,870,057
Wyoming: 0.2%
County of Campbell, Wyoming Solid Waste Facilities, Series A (RB) (SBG) 3.62%, 05/15/29 (c)	4,500		3,537,225
Total Municipal Bonds: 98.6% (Cost: $1,943,586,794)			1,768,564,356
Other assets less liabilities: 1.4%			25,920,628
NET ASSETS: 100.0%			$1,794,484,984

See Notes to Financial Statements

82

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
State GO	16.7%	$296,133,365
Local GO	15.3	270,266,800
Tax	14.7	260,105,745
Water & Sewer	7.9	139,395,631
Hospitals	7.0	124,150,739
Education	6.6	115,897,900
Toll & Turnpike	5.9	104,046,171
Transportation	5.7	101,629,826
Power	5.0	87,963,664
Leasing COPS & Appropriations	3.9	69,576,943
Utilities - Other	3.7	65,926,045
Airport	2.0	36,080,528
Miscellaneous	1.8	31,049,243
Multi-Family Housing	1.1	18,838,127
Single Family Housing	0.8	13,314,532
Industrial Development Revenue	0.6	11,401,184
Tobacco	0.6	10,598,316
Pollution Control	0.5	8,723,846
Health	0.2	2,875,061
Local	0.0	569,579
Unassigned	0.0	21,111
	100.0%	$1,768,564,356

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$1,768,564,356	$—	$1,768,564,356

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

83

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SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.2%
Alabama: 0.3%
City of Huntsville, Alabama Scholl, Series D (GO) 5.00%, 03/01/33 (c)	$1,000		$1,005,012
Arizona: 1.2%
Arizona Industrial Development Authority Student Housing, North Carolina Central University Project, Series A (RB) (BAM) 4.00%, 06/01/29 (c)	500		413,759
City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/29 (c)	1,000		969,093
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/30 (c)	750		767,546
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/31 (c)	750		596,145
Salt River Project Agricultural Improvement & Power District, Electric Project, Series A (RB)
5.00%, 01/01/33 (c)	1,000		1,019,681
5.00%, 01/01/33 (c)	1,000		1,020,154
			4,786,378
Arkansas: 0.2%
City of Springdale, Arkansas Sales and Use Tax, Series B (RB) (BAM) 4.25%, 02/01/30 (c)	1,000		849,860
California: 17.4%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series A (RB) 5.00%, 12/01/23 (c)	500		496,114
Airport Commission of the City and County of San Francisco, International Airport, Series E (RB) 5.00%, 05/01/28 (c)	995		996,983
Airport Commission of the City and County of San Francisco, International Airport, Series F (RB) 5.00%, 05/01/29 (c)	1,000		1,003,603
Alameda County, Pleasanton United School District (GO) 4.00%, 08/01/31 (c)	1,500		1,290,777
	Par (000’s	)	Value
California (continued)
Anaheim Housing & Public Improvements Authority, Electric Utility Distribution System improvements, Series C (RB) (NATL) 5.00%, 10/01/25 (c)	$500		$502,571
Bay Area Toll Authority, Toll Bridge, Series S (RB) 4.00%, 04/01/27 (c)	1,000		874,786
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,350		1,099,177
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB) 5.00%, 08/15/27 (c)	1,000		919,570
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	750		704,310
California Health Facilities Financing Authority, Commonspririt Health, Series A (RB) 4.00%, 04/01/30 (c)	1,000		825,200
California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB) 4.00%, 11/01/27 (c)	1,000		897,331
California Health Facilities Financing Authority, Lucile Salter Packard Childrens Hospital, Series A (RB) 4.00%, 05/15/32 (c)	1,000		833,034
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/30 (c)	750		590,155
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/26 (c)	680		488,336
California Health Facilities Financing Authority, Series A (RB) 4.00%, 11/21/23 (c)	1,000		829,859
California Health Facilities Financing Authority, Series B (RB) 4.00%, 11/15/26 (c)	1,000		890,817
California Infrastructure & Economic Development Bank (RB) 5.00%, 05/15/28 (c)	500		506,973

See Notes to Financial Statements

84

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Air Resources Board, Series D (RB) 4.00%, 05/01/32 (c)	$500		$433,584
California Statewide Communities Development Authority, Montage Health, Series A (RB) 4.00%, 06/01/31 (c)	840		723,677
Chabot-Las Positas Community College District, Series C (GO) 5.25%, 08/01/33 (c)	1,000		1,049,656
Chaffey Joint Union High School District, Series C (GO) 5.25%, 02/01/27 (c)	500		510,568
Chaffey Joint Union High School District, Series G (GO) 5.25%, 08/01/32 (c)	1,000		1,039,251
Chino Valley Unified School District, Series B (GO) (SBG) 5.00%, 08/01/30 (c)	620		626,979
City and County of San Francisco, Public Utilities Commission Water, Series D (RB) 3.00%, 11/01/30 (c)	500		330,459
City of Los Angeles, Department of Airports, Series D (RB) 4.00%, 05/15/30 (c)	750		664,026
County of Bernardino, Raito Unified School District (GO) (BAM) 5.00%, 02/01/33 (c)	1,000		1,002,379
East Bay Municipal Utility District, Water System, Series A (RB) 4.00%, 06/01/27 (c)	1,210		1,078,905
El Dorado Irrigation District, Series A (CP) (AGM) 4.00%, 03/01/30 (c)	630		548,354
Fremont Union High School District, Series A (GO) 4.00%, 08/01/27 (c)	500		445,191
Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	325		223,086
Hayward Unified School District (GO) (BAM) 4.00%, 08/01/28 (c)	1,000		891,927
Irvin Facilities Financing Authority, Irvine Great Park Infrastructure Project, Series A (ST) 5.00%, 09/01/33 (c)	500		515,560
Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/24 (c)	500		500,534
	Par (000’s	)	Value
California (continued)
5.00%, 07/01/30 (c)	$800		$833,182
5.00%, 07/01/33 (c)	800		824,097
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 01/01/31 (c)	1,000		1,022,280
5.25%, 01/01/33 (c)	500		523,993
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/31 (c)	500		510,238
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/32 (c)	500		514,982
5.00%, 07/01/32 (c)	750		767,994
Metropolitan Water District of Southern California, Series A (RB)
5.00%, 04/01/33 (c)	1,500		1,561,660
5.00%, 04/01/33 (c)	1,000		1,035,548
Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	530		485,620
Mountain House Public Financing Authority, California Utility System, Series B (RB) (BAM) 4.00%, 12/01/30 (c)	500		447,846
Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	900		779,996
Regents of University of California, Medical Center Pooled, Series L (RB) 4.00%, 05/15/26 (c)	1,015		917,414
Regents of University of California, Medical Center Pooled, Series P (RB) 4.00%, 05/15/32 (c)	1,000		849,784
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	570		516,844
Sacramento Area Flood Control Agency, Series A (SA) 5.00%, 10/01/26 (c)	1,500		1,500,566
Sacramento City Unified School District, Series G (GO) (AGM) 4.00%, 08/01/30 (c)	500		426,172
San Diego Association of Governments South Bay Expressway Toll, Series A (RB) 5.00%, 07/01/27 (c)	610		612,371
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	750		756,203

See Notes to Financial Statements

85

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
San Diego Public Facilities Financing Authority, Series A (RB)
4.00%, 04/15/33 (c)	$500		$439,318
5.25%, 08/01/33 (c)	1,000		1,052,132
San Diego Unified School District, Series I (GO) 4.00%, 07/01/27 (c)	595		519,640
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/29 (c)	600		410,278
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	610		533,786
San Francisco City and County, International Airport, Series B (RB) 5.00%, 05/01/27 (c)	700		700,081
San Francisco City and County, Public Utilities Commission Wastewater, Series A (RB) 4.00%, 10/01/31 (c)	885		769,274
San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	750		636,139
San Jacinto County, Transportation Authority, Limited Tax (RB) 4.00%, 03/01/27 (c)	1,000		894,461
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/28 (c)	825		617,330
San Jose Financing Authority Wastewater, Series B (RB) 5.00%, 11/01/32 (c)	1,500		1,552,809
San Mateo County Community College District, Series B (GO) 5.00%, 09/01/28 (c)	1,570		1,610,510
San Mateo Foster City Public Financing Authority, Clean Water Program (RB) (SAW) 4.00%, 08/01/29 (c)	500		440,395
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/30 (c)	1,000		612,328
Southern California Public Power Authority, Southern Transmission System (RB) 5.25%, 07/01/33 (c)	500		524,242
Southwestern Community College District, Series A (GO) 4.00%, 08/01/27 (c)	750		657,871
State of California, Various Purpose (GO) 3.00%, 10/01/29 (c)	500		354,755
	Par (000’s	)	Value
California (continued)
3.00%, 12/01/30 (c)	$400		$301,014
3.62%, 04/01/26 (c)	645		534,728
4.00%, 10/01/29 (c)	500		450,144
5.00%, 10/01/27 (c)	660		675,441
5.00%, 10/01/28 (c)	935		948,782
5.00%, 11/01/27 (c)	515		523,829
5.00%, 12/13/23 (c)	1,000		1,001,381
5.00%, 04/01/29 (c)	1,000		1,016,091
5.00%, 04/01/33 (c)	1,500		1,580,237
5.00%, 09/01/31 (c)	630		657,017
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/30 (c)	875		898,501
Sunnyvale Financing Authority, Civic Center Project (RB) (AGM) 4.00%, 04/01/30 (c)	1,195		1,062,626
University of California, Series BN (RB)
5.00%, 05/15/33 (c)	1,000		1,054,875
5.00%, 05/15/33 (c)	1,000		1,060,131
University of California, Series EE (RB) 5.00%, 05/15/30 (c)	1,000		1,038,167
University of California, Series M (RB) 5.00%, 05/15/27 (c)	1,950		1,972,397
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,000		1,010,424
University of California, Series Q (RB) 5.00%, 05/15/31 (c)	1,000		1,028,738
Ventura Unified School District, Series A (GO) 4.00%, 08/01/32 (c)	500		425,944
			68,786,338
Colorado: 2.0%
Board of Governors of Colorado State University System, Series C (RB) 4.00%, 03/01/28 (c)	1,050		891,295
Boulder Valley School District No. Re-2 Boulder (GO) (SAW) 5.00%, 06/01/25 (c)	500		503,142
City of Colorado Springs, Utilities System, Series C (RB) 5.00%, 11/15/30 (c)	600		604,056
Colorado Health Facilities Authority Hospital, Series A (RB) (SBG) 4.00%, 11/15/29 (c)	685		590,850
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	500		326,891
4.00%, 08/01/29 (c)	745		576,310
5.00%, 08/01/29 (c)	1,000		945,520

See Notes to Financial Statements

86

	Par (000’s	)	Value
Colorado (continued)
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	$500		$465,185
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/24 (c)	250		228,191
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 05/01/31 (c)	850		499,759
State of Colorado, Series A (CP) 4.00%, 12/15/31 (c)	1,000		885,238
Weld County School District No. 5J (GO) (SAW) 4.00%, 12/01/30 (c)	1,000		847,106
Weld County School District No. 6 (GO) (SAW) 4.00%, 06/01/31 (c)	800		689,451
			8,052,994
Connecticut: 0.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series A (RB) 4.70%, 11/15/31 (c)	500		469,125
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	750		719,204
			1,188,329
Delaware: 0.3%
State of Delaware (GO) 4.00%, 05/01/33 (c)	500		443,684
State of Delaware, Series A (GO) 4.00%, 05/01/33 (c)	1,000		894,148
			1,337,832
District of Columbia: 1.2%
District of Columbia, Children’s Hospital (RB) 5.00%, 01/15/26 (c)	500		475,273
District of Columbia, Income Tax, Series A (RB) 5.00%, 09/01/29 (c)	750		758,838
District of Columbia, Income Tax, Series C (RB) 4.00%, 05/01/30 (c)	805		697,184
District of Columbia, Series A (RB)
2.62%, 03/01/30 (c)	575		368,559
3.00%, 03/01/30 (c)	275		203,209
	Par (000’s	)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series A (RB) (AGM) 4.00%, 10/01/31 (c)	$1,000		$829,922
Washington Metropolitan Area Transit Authority, Series A (RB)
3.00%, 07/15/31 (c)	750		526,136
5.00%, 07/15/33 (c)	1,000		1,011,430
			4,870,551
Florida: 4.0%
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/32 (c)	1,055		989,233
Central Florida Expressway Authority (RB) (BAM) 4.00%, 07/01/27 (c)	845		725,021
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation (RB)
4.00%, 11/01/29 (c)	1,000		784,604
5.00%, 11/01/29 (c)	1,000		917,658
City of Lakeland, Florida Hospital, Regional Health Systems (RB) 5.00%, 11/15/24 (c)	1,000		936,902
City of Orlando, Capital of Improvements, Series B (RB) 5.00%, 10/01/28 (c)	1,000		1,014,823
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.25%, 07/01/26 (c)	200		145,023
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) (BAM) 3.00%, 07/01/26 (c)	180		131,271
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM-TCRS) 5.00%, 10/01/32 (c)	500		509,914
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	500		472,528
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/31 (c)	1,010		813,000
4.00%, 09/01/31 (c)	1,000		823,264
County of Broward, School District (GO) 5.00%, 07/01/31 (c)	665		674,551

See Notes to Financial Statements

87

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Florida Seaport, Series A (RB) (AGM) 4.00%, 10/01/31 (c)	$2,000		$1,650,402
County of Miami-Dade, Florida Transit System, Sales Surtax, Series A (RB) 4.00%, 07/01/30 (c)	500		428,676
County of Miami-Dade, Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/31 (c)	500		400,829
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	330		193,493
County of Saint Luce, School Board, Series A (CP) (AGM) 5.00%, 07/01/33 (c)	1,000		991,534
County of Sarasota, Florida Utility System, Series A (RB) 5.00%, 10/01/30 (c)	500		502,207
Fort Pierce Utilities Authority, Series A (RB) (AGM) 4.00%, 10/01/32 (c)	1,000		799,550
Halifax Hospital Medical Center (RB) 4.00%, 06/01/26 (c)	525		421,727
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 02/01/31 (c)	500		266,715
North Broward Hospital District, Broward Health, Series B (RB) 5.00%, 01/01/28 (c)	1,000		912,971
South Broward Hospital District, Series A (RB) 3.00%, 05/01/31 (c)	750		506,071
			16,011,967
Georgia: 2.0%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/29 (c)	660		570,114
County of Burke, Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	260		203,664
County of Clarke, Hospital Authority, Piedmont Healthcare, Inc., Series A (RB) 4.00%, 07/01/26 (c)	1,000		853,127
County of Fulton, Georgia Water and Sewerage, Series A (RB) 2.25%, 01/01/30 (c)	500		305,619
	Par (000’s	)	Value
Georgia (continued)
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
4.00%, 02/15/27 (c)	$1,000		$852,403
4.00%, 02/15/30 (c)	630		527,556
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 3.35%, 12/01/25 (c)	215		164,305
Georgia State Road and Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/31 (c)	500		334,044
Main Street Natural Gas, Inc., Series C (RB) 5.00%, 05/15/49	990		921,287
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/30 (c)	1,000		672,722
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Series A (RB) 4.50%, 07/01/32 (c)	500		426,600
Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 07/01/28 (c)	500		464,356
Private Colleges & Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	855		763,822
State of Georgia, Series A (GO) 4.00%, 07/01/33 (c)	1,000		931,231
			7,990,850
Hawaii: 0.2%
City and County of Honolulu, Series C (GO) 4.00%, 08/01/29 (c)	750		655,925
Idaho: 0.1%
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series A (RB) 5.00%, 03/01/24 (c)	500		463,653
Illinois: 4.4%
Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	890		736,155
Chicago Transit Authority Sales Tax Receipts Fund (RB) 5.25%, 12/01/24 (c)	750		737,339
City of Chicago, Second Lien Water Project, Series A (RB) (AGM) 5.25%, 05/01/33 (c)	500		504,038
City of Chicago, Series A (GO) 5.50%, 01/01/30 (c)	750		748,427

See Notes to Financial Statements

88

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Wastewater Transmission Project, Series A (RB) (AGM) 5.25%, 07/01/33 (c)	$500		$504,816
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 4.00%, 08/15/30 (c)	1,000		859,071
Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	500		441,010
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/25 (c)	1,000		940,544
Illinois Housing Development Authority, Series G (RB)
4.85%, 04/01/32 (c)	500		482,735
5.00%, 04/01/32 (c)	1,000		963,182
Illinois State Toll Highway Authority, Series A (RB)
4.00%, 01/01/32 (c)	1,000		846,566
5.00%, 01/01/31 (c)	1,000		999,368
Illinois State Toll Highway Authority, Series E (RB) 5.25%, 10/01/31 (c)	1,605		1,617,808
Illinois State, Series C (GO) 4.00%, 10/01/30 (c)	1,000		845,296
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) 5.00%, 12/15/25 (c)	735		677,368
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO) 4.00%, 12/01/31 (c)	1,500		1,253,506
Sales Tax Securitization Corp., Series A (RB) (BAM-TCRS) 4.00%, 01/01/28 (c)	1,000		817,433
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	750		765,355
State of Illinois, Series A (GO)
5.00%, 03/01/31 (c)	1,250		1,174,867
5.00%, 05/01/28 (c)	630		595,513
State of Illinois, Series C (GO) 4.00%, 11/01/29 (c)	900		733,468
			17,243,865
Indiana: 0.7%
Indiana Finance Authority, CWA Authority Project (RB) 5.00%, 10/01/31 (c)	300		307,235
Indiana Finance Authority, Indiana University Health Inc., Series A (RB) 5.00%, 10/01/33 (c)	1,000		974,004
	Par (000’s	)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB)
5.00%, 02/01/29 (c)	$1,000		$984,373
5.00%, 02/01/29 (c)	500		499,613
			2,765,225
Iowa: 0.4%
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	500		455,251
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/30 (c)	530		542,615
Iowa Finance Authority, Single Family Mortgage, Series C (RB) 4.85%, 01/01/33 (c)	500		482,018
			1,479,884
Kentucky: 0.4%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	1,225		964,437
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/27 (c)	750		632,627
			1,597,064
Louisiana: 0.8%
City of Shreveport, Louisiana Water and Sewer, Series B (RB) (AGM) 4.00%, 12/01/28 (c)	700		557,735
Louisiana Stadium and Exposition District, Series A (RB) 5.25%, 07/01/33 (c)	1,500		1,503,559
State of Louisiana, Series A (GO) 4.00%, 04/01/33 (c)	1,500		1,279,380
			3,340,674
Maine: 0.2%
Maine Turnpike Authority (RB) 4.00%, 07/01/30 (c)	750		607,357
Maryland: 1.5%
County of Baltimore, Metropolitan District (GO) 5.00%, 03/01/33 (c)	1,000		1,020,914
Maryland Community Development Administration, Series A (RB) (AGM) 1.95%, 03/01/30 (c)	310		179,751

See Notes to Financial Statements

89

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(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/32 (c)	$500		$362,305
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/31 (c)	500		335,718
Maryland Stadium Authority, Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,000		1,008,708
Maryland Transportation Authority, Transportation Facilities Projects, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,009,567
Montgomery County, Trinity Health Credit Group, Series MD (RB) 5.00%, 06/01/25 (c)	1,000		978,008
Washington Suburban Sanitary Commission (RB) 4.00%, 06/01/33 (c)	1,000		862,217
			5,757,188
Massachusetts: 4.0%
Commonwealth of Massachusetts Transportation, Series A (RB)
3.00%, 06/01/30 (c)	800		524,656
5.00%, 06/01/31 (c)	500		511,295
Commonwealth of Massachusetts Transportation, Series B (RB)
5.00%, 06/01/30 (c)	560		569,644
5.00%, 06/01/32 (c)	1,000		1,007,637
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/28 (c)	1,000		1,006,440
5.00%, 04/01/27 (c)	275		276,852
Commonwealth of Massachusetts, Series B (GO)
2.12%, 04/01/31 (c)	1,300		673,250
5.00%, 11/01/32 (c)	1,190		1,202,079
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	360		242,059
Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/30 (c)	750		761,168
Commonwealth of Massachusetts, Series E (GO) 5.00%, 11/01/30 (c)	605		614,430
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Bay Transportation Authority, Sales Tax, Series A (RB)
4.00%, 07/01/31 (c)	$800		$663,667
4.00%, 07/01/33 (c)	1,000		826,187
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series J (RB) 5.00%, 07/01/28 (c)	500		474,979
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series D (RB) 5.00%, 07/01/25 (c)	500		465,372
Massachusetts Development Finance Agency, Boston Medical Center Issue, Series G (RB) 5.25%, 07/01/33 (c)	1,000		953,079
Massachusetts Development Finance Agency, Boston University, Series FF (RB) 5.00%, 10/01/33 (c)	1,105		1,122,228
Massachusetts Development Finance Agency, Northeastern Institute, Series A (RB) 5.00%, 03/01/24 (c)	1,900		1,900,849
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/29 (c)	305		307,072
Massachusetts School Building Authority, Sales Tax, Series A (RB)
5.00%, 02/15/29 (c)	1,055		1,061,735
5.00%, 08/15/30 (c)	750		755,766
			15,920,444
Michigan: 2.3%
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	390		379,680
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	570		554,672
Michigan Finance Authority (RB) 5.00%, 05/15/25 (c)	225		228,434
Michigan Finance Authority, Beaumont Health, Series A (RB) 5.00%, 11/01/25 (c)	1,000		950,113
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/27 (c)	500		490,093

See Notes to Financial Statements

90

	Par (000’s	)	Value
Michigan (continued)
Michigan State Building Authority, Facilities Program, Series I (RB) 5.00%, 10/15/25 (c)	$500		$500,781
Michigan State Housing Development Authority (RB) 4.88%, 10/01/32 (c)	1,000		964,787
Michigan State Housing Development Authority, Series A (RB) 4.30%, 10/01/24 (c)	725		644,063
Michigan State Housing Development Authority, Series A-1 (RB)
3.35%, 10/01/28 (c)	500		349,340
3.60%, 10/01/28 (c)	1,000		702,047
Michigan State University, Board of Trustee, Series B (RB) 5.00%, 02/15/29 (c)	765		767,645
State of Michigan, Trunk Line Fund (RB) 5.00%, 11/15/33 (c)	2,000		2,055,371
State of Michigan, Trunk Line Fund, Series A (RB) 4.00%, 11/15/31 (c)	620		530,761
			9,117,787
Minnesota: 0.6%
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/30 (c)	530		361,825
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 01/01/30 (c)	890		556,210
3.00%, 01/01/30 (c)	415		392,587
Minnesota Housing Finance Agency Residential Housing, Series M (RB) 5.15%, 01/01/32 (c)	500		501,048
St. Louis Park Independent School District No. 283, Series A (GO) (SD CRED PROG) 4.25%, 02/01/31 (c)	500		455,890
			2,267,560
Mississippi: 0.1%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Corp., Series A (RB) 5.00%, 09/01/26 (c)	500		473,574
Missouri: 0.8%
County of Jackson, Series A (RB)
4.25%, 12/01/33 (c)	1,000		840,003
4.38%, 12/01/33 (c)	1,000		850,243
	Par (000’s	)	Value
Missouri (continued)
Missouri State Health and Educational Facilities Authority, Mercy Health, Series C (RB) 4.00%, 11/15/27 (c)	$500		$402,731
Missouri State Health and Educational Facilities Authority, Mercy Health, Series F (RB) 4.25%, 11/15/24 (c)	1,000		854,005
Missouri State Housing Development Commission Single Family Mortgage, First Place Homeownership Loan, Series C (RB) 3.05%, 05/01/29 (c)	190		129,644
			3,076,626
Nebraska: 0.7%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB) 5.00%, 09/01/42	500		470,174
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/29 (c)	550		453,961
Nebraska Investment Finance Authority, Single Family Housing, Series E (RB) 4.80%, 03/01/32 (c)	500		466,282
Omaha Public Power District, Nebraska Electric System, Series A (RB) 4.00%, 08/01/30 (c)	750		632,369
University of Nebraska Facilities Corp., Series A (RB) 4.00%, 07/15/31 (c)	750		606,519
			2,629,305
Nevada: 0.8%
City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	390		363,738
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	675		559,645
County of Clarke, School District, Limited Tax, Series A (GO) 4.00%, 06/15/33 (c)	1,000		852,246
County of Clarke, Water Reclamation District, Limited Tax (GO) 5.00%, 07/01/33 (c)	1,000		1,014,044
Las Vegas Convention and Visitors Authority, Series B (RB) (NATL) 5.00%, 07/01/28 (c)	275		276,280
			3,065,953

See Notes to Financial Statements

91

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(unaudited) (continued)

	Par (000’s	)	Value
New Hampshire: 0.1%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AGM) 3.00%, 08/15/31 (c)	$500		$337,419
New Jersey: 2.9%
Hudson County Improvement Authority, Courthouse Project (RB) 4.00%, 10/01/30 (c)	1,000		847,312
New Jersey Economic Development Authority School Facilities, Series FFF (RB) 4.62%, 12/15/28 (c)	1,000		915,427
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB) 2.00%, 03/01/31 (c)	500		302,143
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/31 (c)	490		259,446
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 4.00%, 07/01/26 (c)	800		673,084
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB) 4.00%, 07/01/31 (c)	555		490,412
New Jersey Housing and Mortgage Finance Agency, Single Family Housing (RB) 4.80%, 04/01/32 (c)	500		466,183
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.25%, 06/15/24 (c)	640		569,840
4.50%, 12/15/28 (c)	910		831,476
5.00%, 06/15/25 (c)	1,000		963,151
New Jersey Transportation Trust Fund Authority, Series BB (RB)
3.50%, 12/15/28 (c)	365		280,793
4.00%, 12/15/28 (c)	1,000		856,473
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/29 (c)	1,280		1,092,937
4.00%, 01/01/31 (c)	1,000		840,647
New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	955		927,689
	Par (000’s	)	Value
New Jersey (continued)
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/30 (c)	$500		$474,700
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	500		469,101
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	465		431,719
			11,692,533
New Mexico: 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series C (RB) 3.60%, 07/01/28 (c)	175		155,656
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series F (RB) 3.05%, 01/01/29 (c)	290		232,492
			388,148
New York: 20.7%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,000		876,549
City of New York, Series A (GO)
4.00%, 08/01/31 (c)	1,000		836,184
4.12%, 08/01/33 (c)	2,000		1,689,501
City of New York, Series C (GO)
4.00%, 08/01/30 (c)	1,000		882,267
5.00%, 08/01/30 (c)	500		505,322
City of New York, Series D (GO) (BAM)
4.00%, 03/01/30 (c)	1,000		837,080
5.00%, 03/01/30 (c)	1,000		1,010,085
City of New York, Series F (GO) 5.00%, 03/01/31 (c)	1,000		994,950
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/30 (c)	900		744,615
Dutchess County Local Development Corp., Bard College Project, Series A (RB) 5.00%, 07/01/30 (c)	1,000		891,862
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	645		640,182
Hudson Yards Infrastructure Corp., Series A (RB) (AGM) 4.00%, 02/15/27 (c)	1,000		850,447
Long Island Power Authority Electric System (RB) 5.00%, 09/01/27 (c)	1,500		1,502,876

See Notes to Financial Statements

92

	Par (000’s	)	Value
New York (continued)
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 09/01/25 (c)	$1,000		$997,319
Metropolitan Transportation Authority, Series A (RB) 4.00%, 05/15/32 (c)	1,000		818,234
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	715		706,726
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 05/15/27 (c)	400		336,113
4.00%, 05/15/31 (c)	1,000		802,573
5.00%, 05/15/25 (c)	590		573,027
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/26 (c)	500		494,289
Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000		838,871
Metropolitan Transportation Authority, Series C-1 (RB)
4.75%, 05/15/30 (c)	1,000		920,438
5.25%, 11/15/26 (c)	1,050		1,022,441
Metropolitan Transportation Authority, Series D (RB)
4.00%, 05/15/28 (c)	1,245		1,053,406
4.00%, 05/15/28 (c)	250		204,820
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/23 (c)	600		586,740
Monroe County Industrial Development Corp. Rochester Regional Health Project, Series A (RB) 4.00%, 12/01/30 (c)	650		492,570
MTA Hudson Rail Yards Trust, Series A (RB) 5.00%, 11/21/23 (c)	1,000		931,179
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	500		423,662
New York City Housing Development Corp., Housing Impact, Series A (RB) 4.80%, 08/01/31 (c)	500		462,837
New York City Housing Development Corp., Multi- Family Housing, Series A-1 (RB) 4.85%, 06/01/31 (c)	500		466,285
New York City Housing Development Corp., Multi- Family Housing, Series C-1 (RB) 2.25%, 05/01/29 (c)	800		505,445
	Par (000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi- Family Housing, Series I-1 (RB) 2.35%, 02/01/29 (c)	$525		$345,075
New York City Housing Development Corp., Multi- Family Housing, Series J (RB) 3.05%, 09/01/27 (c)	555		364,129
New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB)
4.00%, 12/15/30 (c)	1,000		844,293
5.00%, 06/15/31 (c)	850		855,305
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB)
4.00%, 12/15/31 (c)	2,000		1,723,805
5.00%, 12/15/29 (c)	1,000		997,160
5.00%, 12/15/31 (c)	955		971,523
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB)
3.75%, 11/21/23 (c)	710		568,999
4.00%, 12/15/31 (c)	500		418,323
4.00%, 06/15/24 (c)	500		431,653
5.00%, 12/15/31 (c)	1,000		1,003,960
5.00%, 06/15/24 (c)	1,000		989,514
5.00%, 06/15/31 (c)	500		502,236
New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 4.12%, 06/15/33 (c)	1,000		873,883
New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) (SBG) 5.00%, 06/15/30 (c)	1,000		1,024,442
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/29 (c)	350		234,109
5.00%, 07/15/28 (c)	500		502,206
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.25%, 11/01/33 (c)	1,000		1,025,467
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/31 (c)	1,500		1,326,078
4.00%, 08/01/31 (c)	1,000		862,675
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 4.00%, 11/01/30 (c)	1,000		869,063

See Notes to Financial Statements

93

VANECK LONG MUNI ETF

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
4.00%, 11/01/30 (c)	$500		$445,894
4.00%, 05/01/29 (c)	1,120		989,629
5.00%, 02/01/32 (c)	565		572,195
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 4.00%, 11/01/30 (c)	500		425,202
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
2.25%, 02/01/31 (c)	650		338,034
4.00%, 02/01/27 (c)	1,000		869,868
5.00%, 02/01/27 (c)	1,000		992,344
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB)
4.00%, 02/01/32 (c)	1,000		839,223
5.25%, 02/01/33 (c)	1,000		1,027,369
New York City Water and Sewer System, Series BB (RB) 4.00%, 12/15/30 (c)	640		540,348
New York City, Series B-1 (GO) 5.25%, 10/01/32 (c)	1,000		1,037,978
New York City, Series D-1 (GO) 5.00%, 12/01/28 (c)	1,000		1,003,870
New York Convention Center Development Corp., Series A (RB) 0.00%, 11/15/54 ^	170		27,293
New York Liberty Development Corp., 1 World Trade Center Project (RB) 4.00%, 02/15/30 (c)	620		529,151
New York State Dormitory Authority, New School, Series A (RB)
4.00%, 01/01/27 (c)	475		382,039
5.00%, 01/01/27 (c)	420		398,706
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
3.00%, 09/15/30 (c)	500		364,077
5.00%, 03/15/31 (c)	500		499,298
New York State Dormitory Authority, Personal Income Tax, Series B (RB)
5.00%, 02/15/25 (c)	730		725,585
5.00%, 08/15/27 (c)	1,500		1,501,809
New York State Dormitory Authority, Sales Tax, Series A (RB) 4.00%, 03/15/28 (c)	1,000		835,205
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	550		434,714
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/27 (c)	$800		$670,307
4.00%, 03/15/33 (c)	1,000		836,447
5.00%, 03/15/28 (c)	1,000		1,004,392
New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	1,000		1,008,430
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 09/15/28 (c)	500		497,878
New York State Mortgage Agency, Homeowner Mortgage (RB) 4.90%, 04/01/32 (c)	1,355		1,283,687
New York State Mortgage Agency, Homeowner Mortgage (RB) (SBG) 2.55%, 10/01/29 (c)	330		190,976
New York State Power Authority, Green Transmission Project, Series A (RB) (AGM) 4.00%, 11/15/31 (c)	1,000		795,696
New York State Power Authority, Series A (RB) 4.00%, 05/15/30 (c)	500		414,289
New York State Thruway Authority, Junior Indebtedness, Series B (RB) 4.00%, 01/01/30 (c)	1,440		1,210,951
New York State Thruway Authority, Personal Income Tax, Series A (RB)
4.00%, 03/15/31 (c)	1,000		831,023
5.00%, 09/15/32 (c)	1,000		1,001,263
New York State Thruway Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,000		992,659
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 09/15/28 (c)	500		499,842
New York State Urban Development Corp., Personal Income Tax, Series C (RB) 3.00%, 09/15/30 (c)	550		373,775
New York State Urban Development Corp., State Sales Tax, Series A (RB) 3.00%, 09/15/31 (c)	1,000		668,106
New York State, Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/30 (c)	820		819,939

See Notes to Financial Statements

94

	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., Terminal 4 John Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	$925		$790,410
Port Authority of New York & New Jersey (RB)
5.00%, 10/15/25 (c)	1,000		1,005,612
5.00%, 12/01/23 (c)	500		500,589
5.00%, 07/15/33 (c)	1,000		1,013,587
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	940		834,165
Triborough Bridge and Tunnel Authority Sales Tax, Series A (RB)
4.00%, 11/15/32 (c)	840		684,778
4.25%, 05/15/33 (c)	1,000		855,206
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series B (RB)
5.00%, 05/15/28 (c)	500		491,200
5.25%, 11/15/33 (c)	750		762,187
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series C (RB)
4.00%, 11/15/31 (c)	750		634,789
5.00%, 11/15/31 (c)	1,000		991,409
5.00%, 11/15/33 (c)	1,000		1,016,393
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax, Series D (RB) 4.50%, 11/15/32 (c)	500		470,579
Triborough Bridge and Tunnel Authority, Series A (RB)
4.00%, 05/15/28 (c)	1,000		847,541
5.00%, 11/15/30 (c)	1,000		995,734
5.00%, 11/15/30 (c)	750		741,654
			82,148,117
North Carolina: 0.9%
Charlotte-Mecklenburg Hospital Authority, Atrium HealthCare, Series A (RB) 4.00%, 01/15/32 (c)	600		524,801
City of Raleigh, North Carolina Combine Enterprise System (RB) 4.00%, 09/01/33 (c)	610		538,250
North Carolina Housing Finance Agency, Home Ownership (RB) 4.88%, 07/01/31 (c)	500		487,451
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	750		717,929
5.00%, 01/01/30 (c)	500		485,740
	Par (000’s	)	Value
North Carolina (continued)
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	$800		$788,032
			3,542,203
North Dakota: 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 4.70%, 07/01/32 (c)	1,000		919,101
Ohio: 2.2%
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB) 4.00%, 06/01/30 (c)	1,000		800,352
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
4.00%, 02/01/28 (c)	510		415,042
5.00%, 11/01/24 (c)	600		589,419
County of Cuyahoga, Ohio Hospital, Metrohealth System (RB) 5.00%, 02/15/27 (c)	1,000		927,214
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/27 (c)	1,000		866,611
5.25%, 02/15/27 (c)	1,000		947,679
County of Franklin, Ohio Various Purpose Sales Tax (RB) 5.00%, 06/01/28 (c)	1,075		1,081,501
County of Hamilton, Ohio Healthcare Improvement, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	250		210,127
County of Hamilton, Ohio Hospital Facilities, TriHealth, Inc. (RB) 5.00%, 08/15/27 (c)	1,000		970,413
Ohio Higher Educational Facility Commission, Oberlin College Project (RB) 5.00%, 10/01/33 (c)	500		505,435
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	500		510,902
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/29 (c)	835		727,070
			8,551,765
Oklahoma: 0.2%
Oklahoma Turnpike Authority, Series A (RB) 4.00%, 01/01/27 (c)	700		602,916

See Notes to Financial Statements

95

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(unaudited) (continued)

	Par (000’s	)	Value
Oregon: 0.9%
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 06/01/33 (c)	$500		$514,850
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/30 (c)	550		316,723
3.25%, 06/15/27 (c)	295		223,537
Oregon Health and Science University, Series A (RB) 4.00%, 01/01/32 (c)	1,000		817,778
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	935		656,733
University of Oregon, Series A (RB) 5.00%, 04/01/30 (c)	1,000		1,004,001
			3,533,622
Pennsylvania: 4.2%
Allegheny County Hospital Development Authority, Allegheny Health Network, Series A (RB) 5.00%, 04/01/28 (c)	1,000		936,833
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) 4.00%, 09/01/30 (c)	645		515,299
City of Philadelphia, Pennsylvania Water & Wastewater, Series A (RB)
5.00%, 10/01/27 (c)	500		486,676
5.00%, 10/01/27 (c)	500		491,467
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,170		939,587
DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	280		261,315
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,000		923,614
Lancaster County, Hospital Authority, Penn State Health (RB) 5.00%, 11/01/29 (c)	1,000		944,234
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project, Series B-2 (RB) 5.25%, 07/01/29 (c)	1,000		922,759
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB) 2.28%, 10/01/30 (c)	$500		$311,802
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series A (RB) 4.85%, 10/01/32 (c)	500		480,248
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.65%, 04/01/27 (c)	260		207,910
Pennsylvania State University (RB) 5.25%, 09/01/33 (c)	1,000		1,033,172
Pennsylvania Turnpike Commission, Motor License (RB) 5.00%, 12/01/27 (c)	155		150,457
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	290		287,464
Pennsylvania Turnpike Commission, Oil Franchise, Series A (RB) (BAM) 4.00%, 12/01/31 (c)	1,000		830,349
Pennsylvania Turnpike Commission, Series A (RB) 5.00%, 12/01/24 (c)	1,000		990,673
Pennsylvania Turnpike Commission, Series A (RB) (AGM) 4.00%, 12/01/29 (c)	1,045		870,088
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	900		892,700
Pennsylvania Turnpike Commission, Series B (RB)
4.00%, 12/01/31 (c)	1,000		868,484
4.00%, 12/01/31 (c)	1,000		829,126
5.00%, 12/01/30 (c)	800		803,339
Philadelphia Gas Works Co. (RB) 5.00%, 08/01/27 (c)	805		763,145
Upper Merion Area School District, Series A (GO) (SAW) 4.00%, 01/15/29 (c)	1,105		936,333
			16,677,074
Rhode Island: 0.1%
State of Rhode Island, Series A (GO) 4.12%, 08/01/32 (c)	600		540,508
South Carolina: 1.3%
South Carolina Jobs-Economic Development Authority, Mercy Health, Series A (RB) 4.00%, 06/01/30 (c)	1,355		1,127,927

See Notes to Financial Statements

96

	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Prisma Health, Series A (RB) 5.00%, 05/01/28 (c)	$1,000		$948,185
South Carolina Public Service Authority, Santee Cooper, Series A (RB)
4.00%, 06/01/32 (c)	500		387,163
5.12%, 12/01/23 (c)	1,000		971,019
South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	1,000		963,722
University of South Carolina, Campus Village Project, Series A (RB) 5.00%, 05/01/31 (c)	820		825,418
			5,223,434
Tennessee: 0.9%
City of Memphis (GO) 4.00%, 05/01/28 (c)	665		581,561
Metropolitan Government of Nashville and Davidson County, Vanderbilt University Medical Center, Series A (RB) 5.00%, 07/01/26 (c)	1,500		1,454,481
Tennessee Housing Development Agency, Residential Finance Program (RB)
2.95%, 01/01/29 (c)	335		221,037
3.60%, 01/01/27 (c)	225		213,200
Tennessee Housing Development Agency, Series B (RB) 3.45%, 01/01/27 (c)	185		168,507
Tennessee State School Bond Authority, Higher Education Facilities, Series A (RB) 5.00%, 11/01/27 (c)	1,040		1,044,761
			3,683,547
Texas: 11.3%
Arlington Higher Education Finance Corp., Harmony Public Schools, Series A (RB) 3.00%, 02/15/31 (c)	1,000		648,317
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc. (RB) 4.00%, 08/15/29 (c)	675		550,336
Austin Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/01/33 (c)	1,000		824,514
Board of Regents of the University of Texas System, Series A (RB)
3.00%, 08/15/31 (c)	525		382,818
4.00%, 07/01/33 (c)	500		446,029
	Par (000’s	)	Value
Texas (continued)
Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	$650		$562,915
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	750		735,013
City of Austin, Texas Electricity Utility System, Series A (RB) 5.00%, 11/15/29 (c)	1,375		1,384,218
City of Austin, Waterwaste System (RB) 5.00%, 05/15/33 (c)	1,000		1,020,353
City of El Paso (GO) 4.00%, 08/15/29 (c)	950		786,832
City of Houston, Texas Public Improvement, Series A (GO) 5.25%, 03/01/33 (c)	750		783,369
City of Lubbock, Texas Electric Light & Power System (RB) 4.00%, 04/15/30 (c)	650		531,954
City of Royse, Independent School District (GO) 5.00%, 02/15/33 (c)	950		960,958
City of San Antonio, Texas Electric & Gas Systems (RB)
5.00%, 02/01/24 (c)	605		601,904
5.00%, 02/01/32 (c)	500		501,246
Colin and Kaufman Counties, School Independent District (GO) 4.00%, 02/15/33 (c)	1,000		825,570
County of Collin, Limited Tax (GO) 4.00%, 02/15/33 (c)	1,000		864,939
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/31 (c)	600		365,350
Dallas Fort Worth International Airport, Series B (RB) 4.00%, 11/01/30 (c)	3,000		2,543,491
Dallas Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/32 (c)	1,000		835,737
Denton Independent School District, Unlimited Tax School (GO) 5.00%, 08/15/33 (c)	1,000		1,017,748
El Paso Independent School District, Unlimited Tax School Building (GO) 4.00%, 08/15/29 (c)	1,000		840,468
Ford Bens County, Unlimited Tax Road (GO) 5.25%, 03/01/33 (c)	1,000		1,030,163

See Notes to Financial Statements

97

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 04/01/30 (c)	$770		$622,097
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 04/01/28 (c)	640		635,637
Harris County, Cultural Education Facilities Finance Corp., Houston Methodist Hospital (RB) 4.00%, 06/01/25 (c)	590		477,940
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB)
3.00%, 10/01/31 (c)	1,145		846,705
4.00%, 10/01/31 (c)	1,000		837,495
Harris County, Flood Control District, Series A (GO) 4.00%, 10/01/29 (c)	500		432,144
Harris County, Hospital District (RB) 4.00%, 02/15/26 (c)	560		456,030
Harris County, Humble Independent School District (GO) 5.00%, 02/15/32 (c)	1,000		1,007,429
Harris County, Texas Toll Road, Series A (RB) 4.00%, 02/15/28 (c)	2,000		1,653,351
Katy Independent School District (GO) 4.00%, 02/15/32 (c)	750		622,415
Leander Independent School District, Series A (GO) 0.00%, 08/16/26 (c) ^	900		329,960
Lower Colorado River Authority Transmission, LCRA Transmission Services Corp. Project, Series S (RB) 5.00%, 05/15/28 (c)	1,000		983,576
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/28 (c)	1,000		824,070
Northwest Independent School District, Unlimited Tax School Building (GO) 4.00%, 02/15/31 (c)	1,000		857,283
Pflugerville Independent School District, Unlimited Tax School Building, Series A (GO) 5.00%, 02/15/29 (c)	1,000		1,001,613
Plano Independent School District, Unlimited Tax School Building (GO) 5.00%, 08/15/32 (c)	1,000		1,027,026
	Par (000’s	)	Value
Texas (continued)
San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	$900		$890,842
State of Texas, Department of Housing & Community Affairs, Residential Mortgage, Series A (RB) 5.25%, 07/01/32 (c)	1,000		992,335
Tarrant County, Cultural Education Facilities Finance Corp., Christus Health, Series A (RB) 4.00%, 07/01/32 (c)	1,220		939,454
Texas Department of Housing and Community Affairs, Residential Mortgage, Series B (RB) 5.25%, 01/01/32 (c)	1,000		992,869
Texas Water Development Board (RB)
4.00%, 10/15/30 (c)	500		436,794
4.75%, 10/15/32 (c)	655		643,755
4.80%, 10/15/32 (c)	1,000		959,376
5.00%, 10/15/33 (c)	1,000		1,004,536
Texas Water Development Board, Series A (RB)
4.00%, 10/15/29 (c)	990		837,272
5.00%, 04/15/28 (c)	840		843,606
Texas Water Development Board, Series B (RB) 4.00%, 10/15/28 (c)	1,000		872,551
Tomball Independent School District (GO)
4.00%, 02/15/30 (c)	1,000		854,241
5.00%, 02/15/33 (c)	1,000		1,027,106
University of Houston, Series A (RB) 5.00%, 02/15/32 (c)	500		499,849
University of Texas, Series A (RB) 5.00%, 08/15/32 (c)	500		514,435
Waller Independent School District, Series A (GO) 4.00%, 02/15/33 (c)	500		425,674
Ysleta Independent School District (GO) 5.00%, 02/15/32 (c)	500		502,610
			44,896,318
Utah: 0.6%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	360		355,447
University of Utah, Board of Higher Education (RB)
5.00%, 08/01/31 (c)	1,160		1,181,349
5.00%, 08/01/32 (c)	585		602,447

See Notes to Financial Statements

98

	Par (000’s	)	Value
Utah (continued)
Utah County, IHC Health Services, Inc., Series B (RB) 3.00%, 05/15/26 (c)	$210		$145,044
			2,284,287
Virginia: 1.3%
Hampton Roads Transportation Accountability Commission, Series A (RB)
4.00%, 07/01/32 (c)	600		499,758
5.00%, 07/01/30 (c)	500		504,438
5.00%, 07/01/30 (c)	625		632,393
Rector and Visitors of Virginia University, Series A (RB) 4.00%, 04/01/25 (c)	500		439,457
University of Virginia, Series A (RB) 5.00%, 04/01/27 (c)	1,000		1,013,268
Virginia Commonwealth Transportation Board, US Route 58, Corridor Development Program, Series A (RB) 4.00%, 05/15/33 (c)	500		426,429
Virginia Small Business Financing Authority Health Facilities, Bon Secours Mercy Health, Series A (RB) 4.00%, 06/01/30 (c)	500		400,230
Virginia Small Business Financing Authority, National senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	500		399,611
Williamsburg Economic Development Authority, Virginia Student Housing, William and Mary Project, Series A (RB) (AGM) 4.38%, 07/01/33 (c)	1,000		847,143
			5,162,727
Washington: 2.0%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S (RB) 5.00%, 11/01/26 (c)	1,000		1,011,022
City of Seattle, Washington Municipal Light and Power Improvement, Series A (RB) 5.00%, 03/01/33 (c)	1,000		1,002,637
Energy Northwest, Columbia Generating Station Electric, Series A (RB)
4.00%, 07/01/31 (c)	1,000		881,936
5.00%, 07/01/31 (c)	600		620,569
King County, Highline School District No. 401, Unlimited Tax (GO) (SBG) 4.00%, 12/01/32 (c)	500		440,206
	Par (000’s	)	Value
Washington (continued)
King County, Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/29 (c)	$650		$541,310
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/29 (c)	1,000		1,019,106
5.00%, 08/01/31 (c)	1,590		1,631,491
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/28 (c)	800		813,286
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	205		159,499
			8,121,062
West Virginia: 0.4%
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 4.38%, 06/01/33 (c)	1,000		857,902
West Virginia Parkways Authority, Turnpike Toll (RB) 5.00%, 06/01/31 (c)	620		627,150
			1,485,052
Wisconsin: 1.0%
Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 4.25%, 06/01/25 (c)	500		428,651
Wisconsin Health and Educational Facilities Authority, Children’s Hospital, Inc. (RB) 4.00%, 08/15/27 (c)	1,000		827,558
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 5.00%, 02/15/26 (c)	1,000		894,651
Wisconsin Housing and Economic Development Authority, Home Ownership, Series A (RB)
4.85%, 09/01/32 (c)	1,000		959,664
5.00%, 09/01/32 (c)	1,000		976,552
			4,087,076
Total Municipal Bonds: 98.2% (Cost: $445,523,456)			389,219,104
Other assets less liabilities: 1.8%			7,107,061
NET ASSETS: 100.0%			$396,326,165

See Notes to Financial Statements

99

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(unaudited) (continued)

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Hospitals	14.9%	$57,870,177
Local GO	14.7	57,162,657
Tax	14.3	55,487,625
Water & Sewer	9.9	38,475,387
Education	7.8	30,290,394
Toll & Turnpike	6.7	26,175,477
State GO	6.5	25,385,530
Transportation	5.9	23,139,364
Single Family Housing	4.1	16,026,189
Power	3.9	15,229,600
Leasing COPS & Appropriations	3.1	12,012,654
Airport	2.2	8,725,083
Utilities - Other	1.9	7,515,220
Multi-Family Housing	1.2	4,804,009
Tobacco	0.9	3,634,515
Miscellaneous	0.9	3,425,444
Health	0.6	2,182,020
Industrial Development Revenue	0.3	1,245,661
Refunded	0.1	228,434
Pollution Control	0.1	203,664
	100.0%	$389,219,104

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$389,219,104	$—	$389,219,104

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

100

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October 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.6%
Alabama: 2.0%
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 12/01/26 (c) (p)	$2,100		$2,023,301
City of Birmingham, Special Care Facilities Financing Authority, Methodist Home (RB) 5.50%, 06/01/26 (c)	500		460,459
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	390		405,471
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000		977,657
Sumter County, Alabama Industrial Development Authority Exempt Facilities, Enviva, Inc. Project (RB) 6.00%, 07/15/32 (c) (p)	2,000		1,352,365
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	2,156		1,909,009
			7,128,262
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 6.50%, 09/01/28	250		257,526
Arizona: 2.0%
Arizona Industrial Development Authority Education Facility, Leman Academy of Excellence, East and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500		458,404
Arizona Industrial Development Authority, Basis School Projects, Series A (RB) 4.75%, 12/01/23 (c)	1,085		1,037,135
Arizona Industrial Development Authority, Economic Development, Linder Village Project (RB) (AGM) 5.00%, 06/01/31	925		886,360
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	445		413,404
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	500		459,421
	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	$464		$404,087
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series B (RB) 5.00%, 07/01/29 (c)	1,000		1,019,257
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/27 (c)	500		514,134
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	225		219,759
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	1,390		1,299,908
Salt Verde Financial Corp. (RB)
5.25%, 12/01/24	65		65,252
5.25%, 12/01/28	10		10,101
5.50%, 12/01/29	370		378,497
			7,165,719
Arkansas: 0.6%
Arkansas Development Finance Authority, Baptist Memorial Health Care Corp., Series B-2 (RB) 5.00%, 09/01/27 (c) (p)	2,000		2,041,052
California: 7.7%
Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26	440		433,546
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB) 5.00%, 08/01/29 (c) (p)	1,000		993,942
California Community Choice Financing Authority, Clean Energy Project, Series C (RB) 5.25%, 10/01/31 (c) (p)	3,000		2,936,935
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	1,876		1,768,604
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB) 5.00%, 11/15/28 (c)	1,340		1,380,823
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50		50,632

See Notes to Financial Statements

101

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 02/01/27 (c)	$50		$50,609
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		616,342
5.00%, 06/30/28	220		223,272
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/28 (c)	260		263,592
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	6,625		6,202,342
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		50,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,360		176,800
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB)
3.38%, 07/01/25	400		389,354
3.62%, 07/01/25 (c)	2,000		1,917,912
California Public Finance Authority, Enso Village Project, Series B (RB) 3.12%, 11/21/23 (c)	1,500		1,380,471
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.50%, 11/01/27	1,000		933,867
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 12/01/23 (c)	2		1,860
California Statewide Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 05/31/22 (c)	7		6,279
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/26 (c)	300		300,985
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	$350		$350,269
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250		248,524
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/26	500		505,920
5.00%, 05/01/27	500		508,373
5.00%, 05/01/29	500		512,739
City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	5		5,000
Compton Public Finance Authority (RB) 4.50%, 09/01/24 (c)	1,000		929,393
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250		254,453
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	115		121,901
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	785		734,231
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		111,832
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	260		269,395
Oakland Unified School District (GO) 5.00%, 08/01/26	380		391,540
Palomar Health (RB)
5.00%, 11/01/25	250		250,400
5.00%, 11/01/26 (c)	90		89,895
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	110		110,406
River Islands Public Financing Authority, Improvement Area No. 1, Series A (ST) (AGM) 5.00%, 09/01/29 (c)	500		542,401

See Notes to Financial Statements

102

	Par (000’s	)	Value
California (continued)
San Francisco Community College District (GO)
5.00%, 06/15/25	$1,000		$1,023,023
5.00%, 06/15/25 (c)	205		209,324
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	370		118,400
			27,365,586
Colorado: 1.6%
City and County of Broomfield, Arista Metropolitan District, Series A (GO) 4.38%, 12/01/23 (c)	500		468,201
City and County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/28 (c)	295		300,205
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 12/01/23 (c)	1,000		937,589
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 12/01/23 (c)	1,000		866,441
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/26 (c)	600		601,164
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	535		486,019
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	500		452,741
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140		144,914
Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	200		181,580
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500		446,593
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 09/01/26 (c)	1,000		802,745
			5,688,192
Connecticut: 0.6%
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	120		109,875
	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB)
5.00%, 07/01/27	$430		$420,971
5.00%, 07/01/29	300		291,060
Harbor Point Infrastructure Improvement District, Harbor Point Project (TA) 5.00%, 04/01/27 (c)	900		894,172
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/26 (c)	450		418,501
			2,134,579
Delaware: 0.3%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	1,000		911,654
District of Columbia: 0.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	500		460,598
Florida: 4.7%
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	1,540		1,383,133
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB) 5.00%, 08/01/24 (c)	350		312,780
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB) 4.00%, 06/15/26 (c)	535		467,312
Central Florida Expressway Authority, Series D (RB) (AGM) 5.00%, 07/01/31 (c)	500		538,841
City of Orlando, Florida Senior Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	500		517,576
City of Orlando, Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27	600		619,438
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	290		289,501
County of Broward, School District, Series B (CP) 5.00%, 07/01/27 (c)	315		324,408

See Notes to Financial Statements

103

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 02/15/30 (c)	$1,500		$1,512,263
County of Miami-Dade, Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315		296,269
County of Miami-Dade, School Board, Series D (CP) 5.00%, 02/01/26 (c)	120		121,962
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	500		499,275
County of St. Lucie, School District, Sales Tax (RB) (AGM) 5.00%, 10/01/25	250		254,569
Florida Development Finance Corp. Education Facilities, Central School Project (RB) 5.00%, 08/15/32	500		473,052
Florida Development Finance Corp. Education Facilities, Cornerstone Chapter Academy Project (RB) 5.00%, 10/01/29 (c)	500		488,389
Florida Development Finance Corp., Renaissance Chapter School Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	470		415,735
Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.12%, 06/15/27	145		138,695
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB) 6.50%, 01/01/29 (c) (p)	2,750		2,599,156
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB)
5.00%, 12/01/23 (c)	500		460,363
6.12%, 07/01/26 (c) (p)	1,750		1,728,966
JEA Electric System, Series B (RB) 5.00%, 10/01/27 (c)	110		113,623
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB) 5.00%, 10/01/24	250		251,008
	Par (000’s	)	Value
Florida (continued)
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	$2,000		$1,919,819
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	465		450,401
Village Community Development District No. 13 (SA)
2.62%, 05/01/24	125		123,612
3.00%, 05/01/29	235		212,669
			16,512,815
Georgia: 2.3%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	250		112,500
Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Series E (RB) 3.25%, 02/03/25 (p)	1,000		977,420
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	250		239,314
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		376,248
Georgia State, Road and Tollway Authority, Highway Grant Anticipation (RB)
5.00%, 06/01/25	300		305,586
5.00%, 06/01/28	250		263,972
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB) 5.00%, 08/01/25 (c)	1,500		1,476,085
Main Street Natural Gas, Inc., Series A-1 (RB) 5.50%, 09/15/25	135		135,996
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 11/01/27 (c) (p)	2,000		1,863,096
4.00%, 09/01/26 (c) (p)	2,000		1,943,379
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		241,574

See Notes to Financial Statements

104

	Par (000’s	)	Value
Georgia (continued)
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	$200		$188,937
			8,124,107
Guam: 1.6%
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	360		358,807
Guam Government, Business Privilege Tax, Series F (RB)
5.00%, 01/01/30	1,000		1,008,580
5.00%, 01/01/31	1,000		1,006,427
Guam Government, Department of Education, John F. Kennedy High School and Energy Efficiency Project, Series A (CP) 3.62%, 02/01/25	190		183,366
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/28	250		253,430
Guam Government, Series A (RB)
5.00%, 12/01/24	1,000		1,002,531
5.00%, 12/01/25	1,000		1,004,310
Guam Power Authority, Series A (RB) 5.00%, 10/01/32 (c)	880		895,179
			5,712,630
Hawaii: 0.3%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	1,500		1,130,509
Illinois: 14.0%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		995,301
5.00%, 12/01/29 (c)	1,000		988,818
5.00%, 12/01/30 (c)	2,000		1,966,995
5.00%, 12/01/30 (c)	1,500		1,470,869
7.00%, 12/01/25 (c)	200		207,358
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/28 (c)	200		201,009
5.00%, 12/01/28 (c)	250		249,084
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26	230		230,464
5.50%, 12/01/31	1,000		1,008,516
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/28 ^	795		619,169
0.01%, 12/01/24	310		293,882
0.01%, 12/01/26	310		266,441
	Par (000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series B (GO)
5.00%, 12/01/23 (c)	$2,215		$2,110,296
5.00%, 12/01/29	1,250		1,243,906
5.00%, 12/01/29 (c)	1,950		1,917,821
5.00%, 12/01/29 (c)	1,250		1,236,022
5.00%, 12/01/29 (c)	2,000		1,972,499
5.00%, 12/01/29 (c)	1,400		1,372,811
5.00%, 12/01/30	2,000		1,981,134
5.00%, 12/01/30 (c)	2,000		1,972,499
Chicago Board of Education, Series C (GO)
5.00%, 12/01/24	1,000		1,000,509
5.00%, 12/01/27	500		501,809
5.00%, 12/01/27 (c)	1,560		1,540,567
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	1,320		1,287,278
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	750		741,885
Chicago Midway International Airport, Series B (RB) 5.00%, 02/06/24 (c)	260		260,698
Chicago O’Hare International Airport, Series B (RB)
4.00%, 12/01/23 (c)	1,000		962,452
5.00%, 01/01/25 (c)	105		104,991
5.00%, 01/01/25 (c)	295		294,954
5.00%, 01/01/25 (c)	190		189,960
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.00%, 12/01/29 ^	575		424,443
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/24 ^	515		488,222
0.00%, 12/01/25 ^	560		505,545
0.00%, 12/01/26 ^	490		421,149
0.00%, 12/01/28 ^	1,515		1,179,926
0.00%, 12/01/29 ^	585		431,825
0.01%, 12/01/30	190		132,913
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	115		115,322
5.00%, 06/01/25	1,000		1,008,068
5.00%, 06/01/26	535		544,082
Chicago Transit Authority, Federal Transit Administration Section 5337 Urbanized Area Formula (RB) 5.00%, 06/01/25	1,000		1,008,068
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	280		281,490

See Notes to Financial Statements

105

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(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Second Lien Water (RB)
5.00%, 11/01/24 (c)	$270		$271,392
5.00%, 11/01/24 (c)	100		100,337
5.00%, 11/01/24 (c)	150		150,739
City of Chicago, Second Lien Water, Series A-1 (RB) 5.00%, 11/01/26 (c)	100		101,219
City of Chicago, Series A (GO)
5.00%, 01/01/30	1,500		1,531,793
5.25%, 01/01/24 (c)	125		125,257
5.25%, 01/01/24 (c)	55		55,022
County of Cook, Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	240		237,511
County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	500		512,828
Eastern Illinois Economic Development Authority (RB) 5.00%, 11/01/28 (c)	1,000		927,757
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/24 (c)	500		438,224
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,190		321,300
Illinois Finance Authority, Lutheran Life Communities, Series A (RB) 5.00%, 11/01/26 (c)	250		236,762
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 12/01/23 (c)	100		96,085
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	205		194,440
Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	785		796,282
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		391,368
5.00%, 06/15/29	545		536,971
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		226,690
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL) 0.00%, 12/15/24 ^	130		123,503
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/27 (c)	500		513,211
	Par (000’s	)	Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	$115		$92,699
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	330		338,577
State of Illinois (GO)
3.50%, 06/01/26 (c)	350		321,878
4.12%, 11/01/26 (c)	100		96,035
5.00%, 02/01/24 (c)	150		150,031
5.00%, 05/01/24 (c)	100		99,630
State of Illinois, Sales Tax (RB)
4.00%, 06/15/26 (c)	810		798,015
5.00%, 12/01/23 (c)	190		190,977
5.00%, 12/01/23 (c)	285		285,163
5.00%, 06/15/26	235		238,461
State of Illinois, Series A (GO) 5.00%, 03/01/31 (c)	2,200		2,256,141
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	315		321,494
State of Illinois, Series D (GO) 5.00%, 11/01/27 (c)	460		470,423
			49,279,265
Indiana: 1.2%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 12/01/23 (c)	240		224,889
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	2,015		1,933,562
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	2,000		1,930,087
			4,088,538
Iowa: 1.0%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	945		877,021
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Company Project (RB) 4.00%, 12/01/32 (c) (p)	2,000		1,817,134
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	300		290,344
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	530		508,501
			3,493,000

See Notes to Financial Statements

106

	Par (000’s	)	Value
Kansas: 0.2%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 11/21/23 (c)	$150		$139,700
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	600		493,964
Kansas Development Finance Authority, Village Shalom Project, Series B (RB) (AGC) 4.00%, 11/15/25	100		100,001
			733,665
Kentucky: 0.9%
City of Henderson, Pratt Paper, LLC Project, Series B (RB) 3.70%, 01/01/32	2,000		1,850,189
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	140		142,225
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	140		143,994
Commonwealth of Kentucky, State Property and Building Commission, Project No. 112, Series B (RB)
5.00%, 11/01/25	630		640,830
5.00%, 11/01/26 (c)	325		332,414
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	65		62,068
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	175		176,290
			3,348,010
Louisiana: 2.2%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	1,025		974,828
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150		139,438
City of New Orleans, Louisiana Water (RB) 5.00%, 12/01/25 (c)	305		311,952
	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	$4,310		$3,846,136
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) * ∞	330		4
Louisiana Public Facilities Authority, Solid Waste Disposal, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * ∞	521		5
Parish of St James, Nustar Logistics, LP Project (RB)
6.10%, 06/01/30 (p)	1,500		1,566,679
6.10%, 06/01/30 (p)	1,000		1,044,470
			7,883,512
Maryland: 1.3%
City of Baltimore, Convention Center Hotel (RB) 5.00%, 09/01/27 (c)	1,200		1,141,238
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		192,685
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	300		294,555
County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	200		191,613
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 12/01/23 (c)	695		701,114
Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	2,000		1,795,178
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425		432,059
			4,748,442
Massachusetts: 0.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	490		480,346
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/26 (c)	310		314,374

See Notes to Financial Statements

107

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series K (RB) 5.00%, 07/01/28	$500		$518,255
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 11/21/23 (c)	250		234,767
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	335		338,744
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/26 (c)	100		101,011
Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	275		275,531
			2,263,028
Michigan: 1.3%
City of Detroit, Michigan Unlimited Tax (GO) 5.00%, 04/01/26	1,000		1,001,526
City of Detroit, Series A (GO) (SBG) 5.00%, 04/01/31 (c)	500		502,789
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250		231,122
Michigan Finance Authority Higher Education, Aquinas College Project (RB) 4.00%, 05/01/31	500		429,686
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/24 (c)	1,000		960,800
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	155		156,403
Wayne County Airport Authority, Detroit metropolitan Wayne County Airport, Series C (RB) 5.00%, 12/01/27	1,415		1,476,955
			4,759,281
Minnesota: 0.8%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	100		92,821
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25 (d) * ∞	415		269,750
	Par (000’s	)	Value
Minnesota (continued)
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	$350		$323,576
City of Minneapolis, Farview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	605		601,467
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/26 (c)	1,000		859,059
Saint Paul Minnesota Housing and Redevelopment Authority, Health Care, Series A (RB) 5.00%, 07/01/25 (c)	500		502,659
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	75		73,927
			2,723,259
Mississippi: 0.6%
Mississippi Business Finance Corp., Enviva, Inc. Project (RB) 7.75%, 07/15/32 (c) (p)	2,195		1,571,715
Mississippi Business Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 08/02/27 (p)	500		472,644
			2,044,359
Missouri: 0.8%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	455		424,358
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/26 (c)	205		172,570
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AMBAC) 4.38%, 02/01/28 (c)	915		752,141
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/25 (c)	125		114,309
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/28 (c)	365		325,507

See Notes to Financial Statements

108

	Par (000’s	)	Value
Missouri (continued)
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/29 (c)	$500		$430,400
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		484,338
			2,703,623
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/27	500		499,376
5.00%, 09/01/28	100		100,017
5.00%, 09/01/30	125		124,853
			724,246
Nevada: 0.9%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 12/01/23 (c)	250		242,133
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina, Series A (RB) 2.75%, 06/15/28	955		866,507
Clark County, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	100		100,695
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		3,781
Clark County, School District, Series B (GO) (AGM)
5.00%, 06/15/29 (c)	250		262,962
5.00%, 06/15/29	250		263,806
Clark County, School District, Series B (GO) (BAM) 5.00%, 06/15/30	250		265,772
Clark County, School District, Series C (GO) 5.00%, 12/15/25 (c)	115		117,240
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	344		137,646
Tahoe-Douglas Visitors Authority (RB) 5.00%, 07/01/30 (c)	1,000		979,906
			3,240,448
New Hampshire: 0.1%
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 12/01/23 (c)	250		234,488
	Par (000’s	)	Value
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	$242		$14,525
			249,013
New Jersey: 4.3%
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 12/01/23 (c)	2,000		1,956,464
5.62%, 03/05/24 (c)	1,000		999,980
5.75%, 12/01/23 (c)	275		273,649
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	1,155		1,065,225
5.00%, 07/01/27 (c)	1,000		961,935
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	380		378,496
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
4.00%, 11/01/25	500		499,384
5.00%, 11/01/25	115		117,043
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	110		115,121
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	115		119,091
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	100		105,053
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	340		341,632
5.00%, 06/15/24 (c)	320		321,927
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/25 (c)	440		437,769
4.38%, 06/15/25 (c)	130		129,757
5.00%, 06/15/25 (c)	345		351,629

See Notes to Financial Statements

109

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(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	$750		$742,244
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/25 (c)	175		153,228
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	175		175,975
5.00%, 06/15/24 (c)	145		145,446
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	315		317,676
New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	500		515,097
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	120		109,688
0.00%, 12/15/26 ^	360		315,225
0.00%, 12/15/32 ^	5		3,264
5.00%, 12/15/28 (c)	205		212,072
5.00%, 06/15/26 (c)	395		401,496
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	110		111,944
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 06/15/25 (c)	275		277,644
5.25%, 06/15/25 (c)	365		369,735
5.25%, 06/15/25 (c)	100		101,356
5.25%, 06/15/25 (c)	435		440,913
State of New Jersey, Covid-19 General Emergency, Series A (GO)
5.00%, 06/01/26	500		514,396
5.00%, 06/01/27	500		520,378
State of New Jersey, Various Purposes (GO)
3.00%, 06/01/26	80		76,729
5.00%, 06/01/27	100		104,076
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	150		154,885
5.00%, 06/01/28	655		676,603
5.00%, 06/01/28 (c)	640		660,324
			15,274,549
	Par (000’s	)	Value
New Mexico: 0.4%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan And Four Corners Projects, Series B (RB) 2.15%, 10/01/31 (c)	$700		$510,587
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	1,000		803,028
			1,313,615
New York: 12.3%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	1,800		1,804,616
5.00%, 01/15/27 (c)	100		100,698
5.00%, 01/15/27 (c)	100		100,503
5.00%, 07/15/26	100		100,721
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,185		1,075,518
Build NYC Resource Corp., New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275		247,522
Build NYC Resource Corp., Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/29 (c)	595		543,718
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250		256,747
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250		259,181
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/26 (c)	275		273,740
5.00%, 07/01/26 (c)	270		267,293
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	820		767,483
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	250		252,362
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	250		254,927

See Notes to Financial Statements

110

	Par (000’s	)	Value
New York (continued)
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/26 (c)	$500		$505,999
5.00%, 05/15/28 (c)	560		570,431
Metropolitan Transportation Authority, Series D-1 (RB)
5.00%, 11/15/25 (c)	250		250,989
5.00%, 11/15/25 (c)	250		250,521
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
5.00%, 12/01/30 (c)	500		496,441
5.00%, 12/01/30 (c)	1,060		1,042,869
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	930		822,932
New York Convention Center Development Corp., Hotel Unit (RB) 5.00%, 11/15/25 (c)	500		501,725
New York Liberty Development Corp., 3 World Trade Center Project (RB) 5.15%, 11/15/24 (c)	1,000		945,975
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/28 (c)	1,000		995,057
5.00%, 08/01/28 (c)	945		939,111
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) 2.88%, 12/03/29 (p)	1,000		855,467
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA 542 (C)) 2.75%, 09/02/25 (c) (p)	600		568,078
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	620		579,283
5.00%, 11/21/23 (c)	475		471,123
5.00%, 11/21/23 (c)	4,155		4,022,476
5.25%, 08/01/30 (c)	1,790		1,788,287
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	4,380		4,029,986
5.00%, 01/01/28 (c)	1,785		1,746,194
5.00%, 01/01/28 (c)	780		766,240
5.00%, 01/01/28 (c)	4,405		4,294,617
5.00%, 10/01/30 (c)	1,000		950,923
	Par (000’s	)	Value
New York (continued)
New York Transportation Development Corp., John F. Kennedy Interational Airport Project, Series A (RB) 5.00%, 12/01/24	$2,050		$2,055,617
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	2,100		1,763,705
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB) (AGM)
5.00%, 12/01/30	1,430		1,448,583
5.00%, 12/01/31	1,885		1,907,667
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	665		644,727
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 12/01/23 (c)	120		108,502
4.12%, 12/01/23 (c)	100		88,773
Trust for Cultural Resources of The City of New York, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/30 (c)	1,000		1,056,178
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	70		71,598
5.00%, 06/01/27	70		71,557
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	170		160,236
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200		183,413
			43,260,309
North Carolina: 0.4%
North Carolina Eastern Municipal Power Agency, Series B (RB) (NATL) 6.00%, 01/01/25	125		127,591
North Carolina Medical Care Commission, Vedan Health (RB) 5.00%, 06/01/25 (c)	250		254,694
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	350		353,480

See Notes to Financial Statements

111

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	$500		$519,117
			1,254,882
North Dakota: 0.3%
City of Grand Forks, Altru Health System (RB) 5.00%, 12/01/31 (c)	500		481,320
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 06/15/26 (c) (d) *	3,000		600,000
			1,081,320
Ohio: 2.0%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	500		522,693
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/29 (c)	920		843,643
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/25	250		250,942
5.00%, 02/15/26	50		50,339
5.00%, 02/15/27	350		353,653
5.00%, 02/15/27 (c)	110		111,244
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB) 5.00%, 12/01/23 (c)	1,860		1,812,563
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/29 (c) (p)	1,000		833,087
Ohio Air Quality Development Authority, American Electric Company Project, Series A (RB) 2.40%, 10/01/29 (c) (p)	500		414,274
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		1,836,117
			7,028,555
Oklahoma: 0.9%
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		977,614
5.00%, 08/15/27	250		241,563
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,000		1,975,476
			3,194,653
	Par (000’s	)	Value
Oregon: 0.0%
Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) 11.50%, 04/01/26 (c) (d) * ∞	$500		$5
Pennsylvania: 4.5%
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27	1,050		1,048,499
5.00%, 05/01/28	1,420		1,410,647
5.00%, 05/01/28	875		873,299
Berks County Industrial Development Authority, Tower Health Project (RB)
4.00%, 11/01/27 (c)	200		109,708
5.00%, 11/01/24	1,000		747,300
5.00%, 11/01/25	1,000		683,676
5.00%, 11/01/26	400		260,720
5.00%, 11/01/27 (c)	1,065		595,665
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/30	800		447,698
5.00%, 02/01/31	425		233,284
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	1,500		932,393
City of Philadelphia, Gas Works (RB) 5.00%, 08/01/25	80		81,197
County of Albemarle, Industrial Development Authority Environmental Improvement, United States Steel Corp. Project (RB) 4.88%, 11/01/24	1,500		1,487,309
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB) 5.00%, 10/15/28 (c)	500		438,387
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/28 (c)	130		124,342
Fulton County Industrial Development Authority, Medical Center Project (RB) 4.00%, 07/01/26 (c)	660		621,531
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/03/28 (p)	1,010		988,794

See Notes to Financial Statements

112

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One Project (RB) 5.00%, 06/30/32	$1,000		$1,013,997
Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB) 5.00%, 06/30/26	130		130,057
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	100		101,881
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 12/01/25 (c)	765		779,428
Pennsylvania Turnpike Commission, Series E (RB) 6.00%, 12/01/27 (c)	875		943,982
Philadelphia Authority for Industrial Development, University of the Arts (RB)
4.50%, 03/15/28 (c)	675		634,668
4.50%, 03/15/28 (c)	25		25,808
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	565		511,058
Philadelphia Gas Works Co. (RB) 5.00%, 10/01/26	100		102,503
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	200		203,748
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115		115,164
5.00%, 07/01/27 (c)	275		275,560
			15,922,303
Puerto Rico: 6.4%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB) 5.00%, 07/01/30	3,000		2,983,022
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		1,003,231
5.00%, 07/01/31 (c)	2,000		1,959,372
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS) 4.00%, 07/01/31 (c)	2,000		1,743,127
	Par (000’s	)	Value
Puerto Rico (continued)
5.38%, 07/01/25	$3,638		$3,659,388
5.62%, 07/01/27	1,000		1,018,102
5.62%, 07/01/29	3,000		3,069,743
5.75%, 07/01/31	2,000		2,060,997
Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 12/01/23 (c)	545		545,084
Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 12/01/23 (c)	250		249,685
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Series A (RB) 6.62%, 12/01/23 (c) (d) *	100		70,000
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 12/01/23 (c)	780		785,123
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/28 (c)	2,000		1,392,530
0.01%, 07/01/28 (c)	1,500		939,547
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.01%, 07/01/28 (c)	1,308		1,006,999
			22,485,950
Rhode Island: 0.5%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
5.00%, 05/15/30 (c)	400		423,987
5.00%, 05/15/30 (c)	250		263,780
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	155		158,955
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/26 (c)	1,000		922,469
			1,769,191
South Carolina: 0.7%
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	600		585,346
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal, Series A (RB) 5.25%, 07/01/25 (c)	755		764,396
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	305		288,213

See Notes to Financial Statements

113

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
South Carolina (continued)
South Carolina Public Service Authority, Series A (RB)
5.00%, 06/01/25 (c)	$290		$291,447
5.00%, 06/01/26 (c)	525		529,172
			2,458,574
Tennessee: 0.8%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c) (d) *	500		115,000
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27 (d) *	105		87,976
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	1,000		985,805
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/25 (c) (p)	1,000		978,445
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	525		526,659
			2,693,885
Texas: 8.6%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/27 (c)	1,200		1,179,025
5.00%, 01/01/27 (c)	1,155		1,138,342
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW)
5.00%, 01/01/25	650		647,480
5.00%, 01/01/26	775		769,922
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/27 (c)	500		477,331
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	50		52,996
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,465		2,234,134
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	750		789,680
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	1,000		1,016,318
	Par (000’s	)	Value
Texas (continued)
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	$120		$120,500
City of Austin, Texas Airport System (RB)
5.00%, 11/15/24 (c)	395		394,472
5.00%, 11/15/25	625		629,537
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		183,024
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	3,000		2,900,730
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		241,786
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 12/01/23 (c)	200		199,973
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	1,000		966,823
5.00%, 07/15/28	500		484,976
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,500		1,454,927
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/25 (c)	1,000		958,292
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	1,750		1,691,941
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	40		39,157
5.12%, 08/15/25 (c)	200		193,258
5.50%, 06/15/31 (c)	1,000		968,745
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	500		495,634
Dallas Forth Worth Texas International Airport, Series A (RB) 5.00%, 11/01/23 (c)	1,000		1,000,000

See Notes to Financial Statements

114

	Par (000’s	)	Value
Texas (continued)
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 12/01/23 (c)	$335		$331,039
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.00%, 11/15/29 ^	315		230,992
Harris County, Houston Sports Authority, Third Lien, Series A (RB) (NATL) 0.00%, 11/15/24 (c) ^	1,005		555,118
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 12/01/23 (c)	1,000		988,702
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/25 (c)	335		336,926
5.00%, 05/15/29 (c)	200		207,262
Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	105		100,620
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/26 (c) (d) *	102		1,015
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 11/21/23 (c)	3,200		3,012,340
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/24 (c)	1,000		871,792
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 12/01/23 (c)	150		147,462
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/23	100		90,750
5.00%, 07/01/24	100		90,750
North Texas Tollway Authority, First Tier, Series D (RB) (AGC) 0.01%, 01/01/29	405		324,574
North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	185		187,897
	Par (000’s	)	Value
Texas (continued)
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 12/01/23 (c)	$550		$426,488
SA Energy Acquisition Public Facility Corp. (RB)
5.50%, 08/01/24	55		55,223
5.50%, 08/01/25	125		125,940
5.50%, 08/01/27	110		111,250
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/27 (c)	250		231,098
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	225		209,240
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
5.25%, 12/15/23	15		15,007
5.25%, 12/15/24	60		60,273
5.25%, 12/15/25	100		100,662
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	350		345,601
			30,387,024
Utah: 0.5%
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB) 4.50%, 06/15/27	700		669,531
Utah Salt Lake City, International Airport, Series A (RB) 5.00%, 07/01/31	1,000		1,026,485
			1,696,016
Virgin Islands: 0.9%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB)
5.00%, 10/01/28	585		582,349
5.00%, 10/01/32	1,000		983,300
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB)
5.00%, 10/01/24 (c)	1,000		916,680
5.00%, 10/01/24	100		98,827
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 12/01/23 (c)	55		52,888
5.00%, 12/01/23 (c)	620		578,845
5.00%, 12/01/23 (c)	75		73,619
			3,286,508

See Notes to Financial Statements

115

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia: 1.0%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 12/01/23 (c)	$140		$127,874
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	325		312,720
Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c) (d) *	1,835		1,045,950
Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c) (d) *	1,525		869,250
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	710		701,319
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB) 4.00%, 01/01/31	635		588,741
			3,645,854
Washington: 2.0%
King County, Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	110		107,318
Klickitat County, Public Hospital District No. 2 (RB) 4.00%, 12/01/27	750		694,851
Port Seattle Washington Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 11/21/23 (c)	1,800		1,759,420
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/25 (c) (p)	480		482,153
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250		2,061,562
Washington State, Convention Center Public Facilities District, Series B (RB) 4.00%, 07/01/31 (c)	250		235,646
Washington State, Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000		947,924
	Par (000’s	)	Value
Washington (continued)
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
4.00%, 01/01/25 (c)	$500		$472,610
5.00%, 01/01/25 (c)	365		325,140
			7,086,624
West Virginia: 0.5%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.75%, 12/01/23 (c)	680		643,159
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,000		978,048
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	150		153,319
			1,774,526
Wisconsin: 1.6%
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,000		925,582
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/27 (c)	430		370,598
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	425		405,077
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	445		387,364
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	150		140,768
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,505		1,494,001
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050		1,000,094

See Notes to Financial Statements

116

	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB) 3.00%, 08/15/24 (c)	$825		$790,549
			5,514,033
Total Municipal Bonds: 98.6% (Cost: $391,267,444)			348,043,294
Other assets less liabilities: 1.4%			4,977,300
NET ASSETS: 100.0%			$353,020,594

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
*	Non-income producing
(d)	Security in default
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
^	Zero Coupon Bond

See Notes to Financial Statements

117

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Industrial Development Revenue	22.5%	$78,461,414
Local GO	11.6	40,490,508
Tax	9.5	32,973,068
Hospitals	8.1	28,112,450
Education	6.2	21,490,756
Airport	5.2	18,199,641
Power	5.2	17,941,346
Utilities - Other	5.2	17,930,634
Health	4.8	16,559,523
State GO	4.7	16,482,570
Leasing COPS & Appropriations	4.3	14,869,611
Transportation	2.9	10,218,891
Miscellaneous	2.3	8,061,520
Toll & Turnpike	2.2	7,585,857
Water & Sewer	1.9	6,569,312
Pollution Control	1.4	4,929,503
Refunded	0.6	2,237,242
Multi-Family Housing	0.6	2,172,692
Tobacco	0.5	1,634,967
Unassigned	0.3	1,121,789
	100.0%	$348,043,294

See Notes to Financial Statements

118

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds
Alabama	$—	$7,128,262	$—	$7,128,262
American Samoa	—	257,526	—	257,526
Arizona	—	7,165,719	—	7,165,719
Arkansas	—	2,041,052	—	2,041,052
California	—	27,365,586	—	27,365,586
Colorado	—	5,688,192	—	5,688,192
Connecticut	—	2,134,579	—	2,134,579
Delaware	—	911,654	—	911,654
District of Columbia	—	460,598	—	460,598
Florida	—	16,512,815	—	16,512,815
Georgia	—	8,124,107	—	8,124,107
Guam	—	5,712,630	—	5,712,630
Hawaii	—	1,130,509	—	1,130,509
Illinois	—	49,279,265	—	49,279,265
Indiana	—	4,088,538	—	4,088,538
Iowa	—	3,493,000	—	3,493,000
Kansas	—	733,665	—	733,665
Kentucky	—	3,348,010	—	3,348,010
Louisiana	—	7,883,503	9	7,883,512
Maryland	—	4,748,442	—	4,748,442
Massachusetts	—	2,263,028	—	2,263,028
Michigan	—	4,759,281	—	4,759,281
Minnesota	—	2,453,509	269,750	2,723,259
Mississippi	—	2,044,359	—	2,044,359
Missouri	—	2,703,623	—	2,703,623
Nebraska	—	724,246	—	724,246
Nevada	—	3,240,448	—	3,240,448
New Hampshire	—	249,013	—	249,013
New Jersey	—	15,274,549	—	15,274,549
New Mexico	—	1,313,615	—	1,313,615
New York	—	43,260,309	—	43,260,309
North Carolina	—	1,254,882	—	1,254,882
North Dakota	—	1,081,320	—	1,081,320
Ohio	—	7,028,555	—	7,028,555
Oklahoma	—	3,194,653	—	3,194,653
Oregon	—	—	5	5
Pennsylvania	—	15,922,303	—	15,922,303
Puerto Rico	—	22,485,950	—	22,485,950
Rhode Island	—	1,769,191	—	1,769,191
South Carolina	—	2,458,574	—	2,458,574
Tennessee	—	2,693,885	—	2,693,885
Texas	—	30,387,024	—	30,387,024
Utah	—	1,696,016	—	1,696,016
Virgin Islands	—	3,286,508	—	3,286,508
Virginia	—	3,645,854	—	3,645,854
Washington	—	7,086,624	—	7,086,624
West Virginia	—	1,774,526	—	1,774,526
Wisconsin	—	5,514,033	—	5,514,033
Total	$—	$347,773,530	$269,764	$348,043,294

See Notes to Financial Statements

119

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 97.9%
Alabama: 2.9%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/27 (c)	$1,000		$1,045,467
Black Belt Energy Gas District Gas, Project No. 4, Series A (RB) 4.00%, 12/01/25 (c) (p)	1,000		977,560
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 12/01/26 (c) (p)	600		578,086
County of Jefferson (RB) 5.00%, 03/15/27 (c)	525		538,326
Jefferson County, Series A (GO) 5.00%, 04/01/25	340		344,493
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,500		1,466,486
The Black Belt Energy Gas District, Gas Project, Series E (RB) 5.00%, 06/01/28 (p)	1,000		995,055
Tuscaloosa City Board of Education (RB) 5.00%, 08/01/26 (c)	1,055		1,087,874
			7,033,347
Alaska: 0.3%
Alaska Housing Finance Corp., Series A (RB) 4.00%, 06/01/25 (c)	700		699,841
Arizona: 0.9%
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
5.00%, 01/01/26	700		716,218
5.00%, 05/15/26 (c) (p)	500		509,519
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/26	500		512,839
5.00%, 01/01/27	500		519,663
			2,258,239
California: 17.5%
Bay Area Toll Authority, San Francisco Bay Area, Series A (RB) 2.95%, 04/01/26 (c) (p)	1,180		1,137,524
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/25 (c) (p)	385		376,349
Bay Area Toll Authority, Series G (RB) 2.00%, 04/01/24 (c) (p)	725		717,852
California Community Choice Financing Authority, Clean Energy, Series A-1 (RB) 4.00%, 08/01/28 (c) (p)	500		475,792
	Par (000’s	)	Value
California (continued)
California Community Choice Financing Authority, Clean Energy, Series D (RB) 5.50%, 11/01/28 (c) (p)	$1,000		$1,023,135
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-2 (RB) 4.00%, 10/01/24 (c) (p)	500		499,586
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	335		322,430
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) 5.00%, 10/01/25 (p)	585		595,044
California Infrastructure And Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/26 (c) (p)	500		480,479
California State Public Works Board, Series B (RB)
5.00%, 10/01/26	830		861,873
5.00%, 10/01/26	55		57,205
5.00%, 10/01/27 (c)	785		823,842
5.00%, 10/01/27 (c)	50		52,779
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 09/01/26	500		518,575
California State University, Systemwide, Series B-3 (RB) 3.12%, 11/01/26 (c) (p)	500		486,489
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 11/19/26 (c)	1,000		787,474
City & County of San Francisco, Series R-1 (GO) 4.00%, 11/21/23 (c)	1,000		1,000,074
City of San Francisco, Public Utilities Commission Water, Series C (RB) 5.00%, 11/01/28	500		537,224
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	500		443,303
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
5.00%, 06/01/25 (c)	1,870		1,907,994
5.00%, 06/01/25 (c)	1,000		1,020,317

See Notes to Financial Statements

120

	Par (000’s	)	Value
California (continued)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) (AGM) 0.00%, 06/01/26 ^	$1,000		$910,503
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/24	875		882,208
5.00%, 07/01/26	730		756,465
5.00%, 07/01/26	800		829,002
Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/24 (c)	1,000		1,008,997
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,000		993,755
Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	1,000		1,023,279
Orange County Transportation Authority, I-405 Improvement Project (RB)
4.00%, 10/15/24	675		677,309
5.00%, 10/15/24	750		759,524
Public Facilities Financing Authory of the City of San Diego, Subordinated Water, Series B (RB) 5.00%, 08/01/26 (c)	500		519,487
Public Utilities Commission of the City & County of San Francisco, Wastewater Revenue, Series A (RB) 5.00%, 10/01/26	1,000		1,041,777
San Bernardino Community College District, Series A (GO) 4.00%, 08/16/27 (c)	540		550,715
San Bernardino County, Capital Facilities, Project B (CP) 6.88%, 08/01/24	535		547,049
San Joaquin Hills, Agency Toll Road (RB)
0.00%, 01/01/24 ^	1,000		994,073
0.00%, 01/01/25 ^	500		479,544
Southern California Public Power Authority. Windy Point/Windy Flats Project (RB) 5.00%, 01/01/24 (c)	725		726,561
Southwestern Community College District, Series D (GO) 5.00%, 08/01/25 (c)	500		512,151
State of California Department of Water Resources (RB) 5.00%, 12/01/26	500		523,254
State of California, Various Purpose (GO) 3.00%, 03/01/26	1,000		978,203
	Par (000’s	)	Value
California (continued)
4.00%, 11/01/24	$300		$301,297
4.00%, 03/01/24	500		500,660
5.00%, 10/01/24	555		562,207
5.00%, 10/01/27	530		556,483
5.00%, 10/01/27	1,000		1,049,968
5.00%, 10/01/27	500		524,984
5.00%, 11/01/23	525		525,000
5.00%, 11/01/26	915		949,981
5.00%, 11/01/27 (c)	1,000		1,047,181
5.00%, 11/01/28	910		966,987
5.00%, 12/01/27	500		526,138
5.00%, 04/01/27	750		782,124
5.00%, 08/01/24	325		328,430
5.00%, 08/01/25	1,000		1,022,256
5.00%, 08/01/27	1,305		1,367,041
5.00%, 09/01/25	300		306,996
5.00%, 09/01/26	1,000		1,035,787
5.00%, 09/01/28	1,000		1,062,689
			42,255,405
Colorado: 1.7%
City Of Colorado Springs, Colorado Utilities System, Series A-1 (RB) 5.00%, 11/15/26	500		518,074
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500		507,253
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	500		506,866
Larimer County School District No. R-1 (GO) (SAW) 5.00%, 12/15/23	450		450,527
Regional Transportation District, Fastracks Project, Series B (RB) 5.00%, 11/01/28	1,000		1,062,154
State of Colorado, Series A (CP) 5.00%, 12/15/26	500		518,614
University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	500		508,728
			4,072,216
Connecticut: 2.3%
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		921,712
State of Connecticut, Series C (GO) 5.00%, 06/15/26	300		309,087
State of Connecticut, Special Tax, Transportation Infrastructure Purpose, Series A (ST) 5.00%, 05/01/28	600		632,152

See Notes to Financial Statements

121

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST) 5.00%, 05/01/26	$1,015		$1,044,162
State of Connecticut, Transportation Infrastructure Purposes, Series B (RB) 5.00%, 10/01/24	535		540,600
University of Connecticut, Series A (RB)
5.00%, 04/15/24	575		577,722
5.00%, 04/15/26	550		565,479
5.00%, 04/15/28 (c)	1,000		1,044,314
			5,635,228
Delaware: 0.6%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500		455,827
Delaware Transportation Authority (RB) 5.00%, 07/01/26	500		516,326
State of Delaware, Series A (GO) 5.00%, 10/01/25	410		419,927
			1,392,080
District of Columbia: 1.3%
District of Columbia, Series C (RB) 5.00%, 10/01/26	785		812,945
District of Columbia, Series D (GO) 5.00%, 06/01/25	315		320,866
District of Columbia, Series E (GO) 5.00%, 06/01/25	500		509,310
Metropolitan Washington Airports Authority, Airport System, Series B (RB) 5.00%, 10/01/28	500		528,681
Metropolitan Washington Airports Authority, Dulles Toll Road, Series C (RB) (AGC) 6.50%, 10/01/26 (c)	1,000		1,073,233
			3,245,035
Florida: 2.8%
Central Florida Expressway Authority (RB) (AGM) 5.00%, 07/01/27	500		521,085
County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/28	1,000		1,046,835
Florida Department of Management Services, Series A (CP) 5.00%, 11/01/26	250		258,194
	Par (000’s	)	Value
Florida (continued)
Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/24	$1,000		$1,006,744
Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	655		666,130
Miami-Dade County, Florida Water and Sewer System, Series B (RB) 5.00%, 10/01/27	500		523,125
School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/25 (c)	895		904,831
School District of Broward County, Series C (CP) 5.00%, 07/01/24	340		342,022
South Miami Health Facilities Authority, Baptist Health (RB) 5.00%, 08/15/27 (c)	710		726,459
State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/24	650		654,715
			6,650,140
Georgia: 3.1%
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500		505,696
Georgia State Road and Tollway Authority (RB) 5.00%, 06/01/29	800		852,218
Main Street Natural Gas, Inc., Series A (RB) 4.00%, 09/01/27 (c) (p)	1,250		1,203,076
Main Street Natural Gas, Inc., Series B (RB) 4.00%, 12/02/24 (c) (p)	500		495,242
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 11/01/27 (c) (p)	500		465,774
4.00%, 09/01/26 (c) (p)	1,500		1,457,534
State of Georgia, Series A (GO)
5.00%, 02/01/26 (c)	680		697,445
5.00%, 08/01/26	700		724,402
State of Georgia, Series C (GO) 5.00%, 07/01/26	1,000		1,033,680
			7,435,067
Hawaii: 0.8%
City & County of Honolulu, Rail Transit Project, Series E (GO)
5.00%, 03/01/26	785		806,360
5.00%, 03/01/27	500		520,026
State of Hawaii, General Obligation, Series EO (GO) 5.00%, 08/01/24 (c)	520		524,256
			1,850,642

See Notes to Financial Statements

122

	Par (000’s	)	Value
Illinois: 4.8%
Board of Trustees of the University of Illinois, Series A (RB) 5.00%, 04/01/25	$500		$507,502
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500		510,229
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/26	315		321,444
Chicago Park District, Series A (GO) (NATL) 5.50%, 01/01/24 (c)	1,375		1,378,495
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/25	340		342,743
City of Chicago, Series A (GO)
5.00%, 01/01/27	135		139,941
5.00%, 01/01/27	365		370,845
Cook County, Series A (GO) 5.00%, 11/15/26	300		306,606
Illinois Finance Authority, Clean Water Initiative (RB)
5.00%, 01/01/28	500		524,510
5.00%, 07/01/27	685		714,125
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/24	500		503,595
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		429,938
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		673,398
Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/24	550		550,792
State of Illinois (GO) 3.50%, 06/01/26 (c)	685		637,167
State of Illinois (GO) (AGC) 5.50%, 05/01/25	335		340,533
State of Illinois, Series A (RB) 4.00%, 06/15/28	580		569,840
State of Illinois, Series D (GO)
5.00%, 11/01/23	500		500,000
5.00%, 11/01/25	1,345		1,361,870
5.00%, 11/01/26	800		815,159
			11,498,732
Indiana: 0.9%
Indiana Finance Authority, Indiana University Health, Series C (RB) 5.00%, 12/01/23	500		500,294
Indiana Finance Authority, Series C (RB) 5.00%, 12/01/24	575		582,200
	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, Series E (RB) 5.00%, 06/01/29	$935		$998,947
			2,081,441
Kentucky: 1.2%
Kentucky Public Energy Authority, Gas Supply, Series B (RB) 4.00%, 01/01/25 (c) (p)	500		493,781
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 06/01/25 (c) (p)	1,100		1,081,003
Kentucky State Property & Building Commission (RB) 5.00%, 05/01/26	275		282,175
Louisville & Jefferson County, Metro Government, Norton Healtcare, Inc., Series C (RB) 5.00%, 10/01/26 (c) (p)	1,000		1,013,505
			2,870,464
Louisiana: 0.6%
Louisiana Public Facilities Authority, Ochsner Clinic Project, Series B (RB) (SAW) 5.00%, 05/15/25 (c) (p)	500		503,115
St. John Baptist Parish, Marathon Oil Co., Series B-2 (RB) 2.38%, 07/01/26 (p)	750		700,374
State of Louisiana, Series A (GO) 5.00%, 03/01/26	335		344,115
			1,547,604
Maine: 0.2%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	500		508,926
Maryland: 2.7%
County of Montgomery, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/26	265		275,207
Department of Transportation of Maryland, Series B (RB) 5.00%, 12/01/23	500		500,454
State of Maryland, Department of Transportation (RB)
4.00%, 11/01/24 (c)	500		497,213
5.00%, 10/01/26	595		616,681
State of Maryland, Series B (GO) 5.00%, 08/01/24	550		555,033
State of Maryland, State and Local Facilities Loan (GO) 4.00%, 06/01/24 (c)	560		560,203

See Notes to Financial Statements

123

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
State of Maryland, State and Local Facilities Loan, Series A (GO)
5.00%, 03/15/24	$1,500		$1,506,643
5.00%, 03/15/27 (c)	500		521,198
5.00%, 03/15/28	500		529,085
5.00%, 03/15/29	1,000		1,069,839
			6,631,556
Massachusetts: 2.8%
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/27	710		739,214
5.00%, 05/01/27	500		523,022
5.00%, 07/01/27	500		524,228
Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/26	400		415,473
Commonwealth of Massachusetts, Series E (GO)
3.00%, 12/01/25	750		730,092
5.00%, 11/01/26	295		306,788
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 09/01/26	250		259,356
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds Series A, Subseries A-1 & Subseries A-2 (RB) 5.00%, 07/01/24	515		519,175
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB) 5.00%, 10/15/26	500		520,067
Massachusetts Housing Finance Agency Housing Bonds, Series B-2 (RB) 0.90%, 12/01/24 (c)	500		448,177
Massachusetts State College Building Authority, Series A (RB) 5.00%, 05/01/25 (c)	775		788,809
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/26 (c)	1,000		1,035,919
			6,810,320
Michigan: 1.1%
City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	1,000		1,002,618
Great Lakes Water Authority Water Supply System, Series A (RB) 5.00%, 07/01/24	590		593,586
	Par (000’s	)	Value
Michigan (continued)
State of Michigan, Grant Anticipation (RB)
5.00%, 03/15/24	$650		$652,400
5.00%, 03/15/26	500		512,609
			2,761,213
Minnesota: 1.6%
Minneapolis-St. Paul Metropolitan Airports, Series A (RB) 5.00%, 01/01/29	1,000		1,052,227
Minneapolis-St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,037,899
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,200		1,210,893
State of Minnesota, Various Purpose, Series D (GO) 5.00%, 08/01/26	570		589,568
			3,890,587
Missouri: 0.2%
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	500		509,413
Montana: 0.2%
City of Forsyth, Montana Pollution Control, Northwestern Corp. Colstrip Project (RB) 3.88%, 04/02/28 (c)	500		478,026
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 01/01/24 (c) (p)	500		501,535
Nevada: 0.6%
Clark County (GO) 5.00%, 06/01/25	1,090		1,108,620
County of Clark, Series B (GO) 5.00%, 11/01/23	450		450,000
			1,558,620
New Jersey: 4.4%
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB) 5.00%, 06/15/27 (c)	615		643,280
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	500		501,537
5.00%, 06/15/24	575		578,434

See Notes to Financial Statements

124

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Princeton University, Series B (RB)
5.00%, 07/01/25	$1,000		$1,021,366
5.00%, 07/01/27 (c)	1,000		1,049,825
New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	500		500,363
New Jersey State, COVID-19, Series A (GO) 5.00%, 06/01/29	1,000		1,057,520
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/23	1,175		1,176,363
5.00%, 12/15/26	500		513,825
5.00%, 06/15/24	1,410		1,416,875
State of New Jersey, Covid-19 General Emergency, Series A (GO)
5.00%, 06/01/25	600		610,434
5.00%, 06/01/27	500		520,378
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500		477,167
2.00%, 06/01/26	500		465,079
			10,532,446
New Mexico: 0.8%
State of New Mexico, Capital Projects (GO) 5.00%, 03/01/24	500		501,953
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		877,472
State of New Mexico, Series B (RB) 5.00%, 07/01/26	535		551,646
			1,931,071
New York: 13.4%
City of New York, Series A (GO) 5.00%, 08/01/24	1,500		1,512,953
City of New York, Series C (GO) 5.00%, 08/01/24	750		756,476
City of New York, Series C (GO) (SD CRED PROG) 5.00%, 08/01/27	500		521,988
City of New York, Series C and D (GO) 5.00%, 08/01/26	325		335,556
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		425,770
Dormitory Authority of the State of New York State, Series A (RB) 5.00%, 03/15/26	1,265		1,299,498
	Par (000’s	)	Value
New York (continued)
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	$510		$527,834
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	2,000		1,994,106
Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	1,160		1,161,312
Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/26	500		510,218
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	500		500,077
New York City Housing Development Corp., Multi- Family Housing, Series F-2 (RB) (FHA 542 (C)) 0.60%, 07/01/25 (c) (p)	300		277,500
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 5.00%, 01/01/27	750		767,551
New York City Transitional Finance Authority Future Tax Secured, Series A (RB) 5.00%, 11/01/27	440		460,528
New York City Transitional Finance Authority Future Tax Secured, Series F, Subseries F-1 (RB) 5.00%, 02/01/27	850		881,239
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/24	550		554,525
5.00%, 07/15/25	570		581,506
New York City Transitional Finance Authority, Fiscal Series A, Subseries A-1 (RB) 5.00%, 11/01/26	1,000		1,034,494
New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/23	700		700,000
New York City Water & Sewer System, Series BB-2 (RB) 5.00%, 12/15/23 (c)	700		700,844
New York City Water & Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	430		434,849
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700		725,197

See Notes to Financial Statements

125

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/27	$510		$532,806
New York State Dormitory Authority, Series A (RB) 5.00%, 02/15/27	500		522,359
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	640		673,256
New York State Dormitory Authority, State Sales Tax, Series B (RB)
5.00%, 09/15/25 (c)	500		511,995
5.00%, 09/15/25 (c)	595		606,407
New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/25	1,035		1,053,897
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	680		699,581
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500		509,467
New York State Environmental Facilities Corp., State Clean Water And Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	605		644,135
New York State Housing Finance Agency, Series A-2 (RB) 2.50%, 05/01/27 (c) (p)	975		903,964
New York State Housing Finance Agency, Series C (RB) (SONYMA HUD SECT 8) 3.80%, 05/01/29 (c) (p)	500		481,300
New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 11/21/23 (c)	215		211,903
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 11/21/23 (c)	700		629,533
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/25	495		503,042
5.00%, 03/15/26 (c)	500		514,398
5.00%, 03/15/27	690		719,501
	Par (000’s	)	Value
New York (continued)
New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/25	$500		$508,196
Town of Oyster Bay, Water District Notes (GO) 5.00%, 03/08/24	1,000		1,003,170
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/26 (p)	875		814,767
Triborough Bridge & Tunnel Authority, Series A (RB)
5.00%, 11/15/26	1,000		1,037,895
5.00%, 11/15/27	500		525,279
5.00%, 11/15/28	1,000		1,062,529
Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 08/15/28 (c)	1,000		1,057,392
			32,390,793
North Carolina: 1.7%
County of Guilford, Series B (GO) 5.00%, 05/01/24	500		502,988
County of Mecklenburg, Series A (GO) 4.00%, 04/01/27 (c)	500		500,146
County of Wake (RB) 5.00%, 09/01/26	375		388,114
North Carolina Medical Care Commission Hospital, Caromont Health, Series B (RB) 5.00%, 02/01/26 (p)	500		508,202
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	1,625		1,628,517
State of North Carolina, Series B (RB) 5.00%, 05/01/27 (c)	585		607,940
			4,135,907
Ohio: 2.2%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	1,000		1,036,867
City of Columbus, Various Purpose (GO) 5.00%, 10/01/27 (c)	750		787,196
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 08/01/26	410		419,870
Lancaster Port Authority, Gas Supply (RB) (SBG) 5.00%, 02/01/25 (c) (p)	485		484,560

See Notes to Financial Statements

126

	Par (000’s	)	Value
Ohio (continued)
Lucas-Plaza Hsg Development Corp., Bds Plaza Section 8, Proj B (RB) (FHA) 0.00%, 06/01/24 ^	$500		$488,027
Ohio Water Development Authority, Series B (RB) 5.00%, 12/01/26 (c)	1,000		1,035,783
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	560		560,476
State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/27	500		502,547
			5,315,326
Oklahoma: 0.6%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 5.00%, 09/01/26 (c)	535		545,456
Oklahoma County Independent School District, Series A (GO) 3.00%, 07/01/27	1,000		954,568
			1,500,024
Oregon: 1.0%
Beaverton School District 48J, Series B (GO) (SBG) 5.00%, 06/15/24 (c)	1,000		1,006,937
City of Portland, Oregon Sewer System, Series A (RB) 5.00%, 12/01/26	500		519,097
Linn and Benton Counties School District No. 8J (GO) (SBG) 5.00%, 06/15/26	350		360,690
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500		509,534
			2,396,258
Pennsylvania: 3.1%
City of Philadelphia, Series A (GO) 5.00%, 08/01/25	300		305,047
Commonwealth of Pennsylvania (GO)
5.00%, 01/01/26	560		574,262
5.00%, 01/01/27	315		327,197
5.00%, 03/15/25 (c)	500		506,584
5.00%, 06/15/29	500		503,468
Commonwealth of Pennsylvania (GO) (SBG) 5.00%, 07/15/26	1,000		1,032,669
County of Lehig, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		609,380
	Par (000’s	)	Value
Pennsylvania (continued)
Delaware River Port Authority, Series B (RB) 5.00%, 01/01/25	$350		$354,754
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	805		854,285
Montgomery County Industrial Development Authority, Series A (RB) 4.10%, 04/03/28 (p)	500		489,502
Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	660		668,379
University of Pittsburgh of the Commonwealth, System of Higher Education (RB) 4.00%, 02/15/26 (c)	500		502,174
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/25 (c)	765		773,369
			7,501,070
Rhode Island: 0.4%
Rhode Island Health and Educational Building Corp., Providence Public Buildings Authority Issue, Series A (RB) (AGM) 5.00%, 05/15/25 (c)	500		505,805
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds, Series A (RB) 5.00%, 06/01/25 (c)	500		502,206
			1,008,011
South Carolina: 0.7%
Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 02/01/24 (c) (p)	1,765		1,758,997
South Dakota: 0.2%
South Dakota Health and Educational Facilities Authority, Avera Health, Series A (RB) 5.00%, 07/01/24 (c) (p)	535		536,093
Tennessee: 1.6%
Johnson City Health & Educational Facilities Board, Series A (RB) 5.00%, 07/01/25	500		503,683
Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 07/01/26	525		542,008

See Notes to Financial Statements

127

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County, Series C (GO) (SBG) 5.00%, 01/01/24	$500		$500,944
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/25 (c) (p)	1,775		1,736,740
Tennessee Energy Acquisition Corp., Gas Project, Series A-1 (RB) 5.00%, 05/01/28 (c) (p)	500		495,021
			3,778,396
Texas: 8.9%
Bexar County, Limited Tax (GO) 5.00%, 06/15/26 (c)	500		513,056
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 08/15/29	1,000		1,066,040
City of Dallas, Series A (GO) 5.00%, 02/15/25	500		507,818
City of Denton, Utility System (RB) 5.00%, 12/01/26	310		317,480
City of Houston, Series A (GO) 5.00%, 03/01/24 (c)	750		752,706
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 08/01/26 (c)	630		648,559
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500		509,768
Comal Independent School District (GO) 5.00%, 02/01/26	775		793,226
Conroe Independent School District, Unlimited Tax School Buildings, Series A (GO) 5.00%, 02/15/27	2,000		2,077,664
Dallas Area Rapid Transit, Series A (RB) 5.00%, 12/01/25 (c)	1,000		1,025,008
Dallas Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	500		499,853
Denton Independent School District (GO) 5.00%, 08/15/29	1,000		1,066,576
Denton Independent School District, Series A (GO) 5.00%, 08/15/25 (c)	500		510,152
Dripping Springs Independent School District (GO) 4.00%, 02/15/24 (c)	1,000		1,000,290
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,043,067
	Par (000’s	)	Value
Texas (continued)
Houston Independent School District, Limited Tax School House (GO) 5.00%, 02/15/26	$250		$256,714
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) (AGM) 5.00%, 05/15/27	500		518,255
North Texas Thruway Authority, Series I (RB) (AGC) 6.20%, 01/01/25 (c)	1,000		1,025,267
North Texas Tollway Authority System, Series A (RB) 5.00%, 01/01/27	500		517,295
North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/26 (c)	595		607,570
Pflugerville Independent School District (GO) 5.00%, 02/15/24 (c)	500		501,548
Pflugerville Independent School District, Series A (GO) 5.00%, 02/15/24	1,000		1,002,928
Texas A&M University, Series D (RB) 5.00%, 05/15/26	820		845,567
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		597,856
Texas Water Development Board (RB) 5.00%, 04/15/26	1,000		1,029,798
Texas Water Development Board, Series B (RB) 5.00%, 10/15/24	500		505,378
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,026,194
Ysleta Independent School District (GO) 5.00%, 08/15/25 (c)	650		662,634
			21,428,267
Utah: 0.6%
County of Utah, IHL Health Services Inc., Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,005,989
County of Utah, IHL Health Services Inc., Series B-2 (RB) 5.00%, 08/01/24 (c) (p)	500		501,069
			1,507,058
Virginia: 2.1%
County of Fairfax, Public Improvement, Series A (GO) 4.00%, 10/01/24	285		285,525

See Notes to Financial Statements

128

	Par (000’s	)	Value
Virginia (continued)
County of Fairfax, Public Improvement, Series A (GO) (SAW) 4.00%, 10/01/25	$990		$994,202
Hampton Roads Transportation Accountability Commission, Series A (RB) 5.00%, 07/01/26	1,250		1,279,648
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/27	600		622,981
Virginia Commonwealth Transportation Board (RB)
5.00%, 09/15/24	325		328,368
5.00%, 09/15/26 (c)	510		526,363
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		916,292
			4,953,379
Washington: 3.1%
Central Puget Sound Regional Transit Authority, Motor Vehicle Excise Tax Improvement, Series S-1 (RB) 5.00%, 11/01/26	520		539,281
Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/25 (c)	500		511,389
Energy Northwest Project Electric, Series A (RB) 5.00%, 07/01/25	1,000		1,019,581
	Par (000’s	)	Value
Washington (continued)
Energy Northwest Project Electric, Series C (RB)
5.00%, 07/01/24	$540		$544,165
5.00%, 07/01/25	1,375		1,401,925
Energy Northwest, Project 3 Electric, Series A (RB) 5.00%, 07/01/27 (c)	725		755,319
State of New Mexico, Series A (GO) 5.00%, 06/01/26	1,000		1,031,276
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	750		756,587
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,000,949
			7,560,472
West Virginia: 0.4%
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,029,001
Wisconsin: 1.4%
City of Milwaukee, Series N4 (GO) 5.00%, 04/01/26	750		757,941
State of Wisconsin, Series A (GO)
5.00%, 05/01/25	500		509,347
5.00%, 05/01/25 (c)	500		510,041
State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	1,500		1,501,666
			3,278,995
Total Municipal Bonds: 97.9% (Cost: $247,244,041)			236,717,241
Other assets less liabilities: 2.1%			4,980,211
NET ASSETS: 100.0%			$241,697,452

Definitions:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

See Notes to Financial Statements

129

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
State GO	19.2%	$45,465,698
Refunded	13.3	31,426,558
Local GO	13.0	30,716,153
Tax	8.4	19,976,048
Utilities - Other	7.3	17,266,175
Water & Sewer	5.6	13,181,868
Transportation	5.1	12,096,758
Education	5.1	12,033,178
Hospitals	4.6	10,978,657
Power	4.6	10,923,558
Toll & Turnpike	4.3	10,147,096
Leasing COPS & Appropriations	4.0	9,554,274
Miscellaneous	1.3	3,094,526
Multi-Family Housing	1.3	2,952,377
Airport	1.0	2,412,581
Tobacco	0.6	1,412,709
Pollution Control	0.5	1,265,501
Unassigned	0.5	1,113,153
Industrial Development Revenue	0.3	700,373
	100.0%	$236,717,241

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$236,717,241	$—	$236,717,241

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

130

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF	Intermediate Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$195,670,658	$2,433,010,257	$16,286,708	$1,768,564,356
Cash	148	31,902,263	762,983	2,416,079
Receivables:
Investment securities sold	—	1,738,897	—	—
Dividends and interest	595,221	41,644,576	239,749	23,873,939
Total assets	196,266,027	2,508,295,993	17,289,440	1,794,854,374
Liabilities:
Payables:
Investment securities purchased	—	3,619,991	—	—
Line of credit	285,292	—	—	—
Due to Adviser	66,506	692,366	3,540	366,390
Deferred Trustee fees	4,195	3,184	—	3,000
Accrued expenses	2,694	—	—	—
Total liabilities	358,687	4,315,541	3,540	369,390
NET ASSETS	$195,907,340	$2,503,980,452	$17,285,900	$1,794,484,984
Shares outstanding	10,700,000	52,596,401	400,000	41,248,916
Net asset value, redemption and offering price per share	$18.31	$47.61	$43.21	$43.50
Net Assets consist of:
Aggregate paid in capital	$287,267,524	$3,090,042,656	$19,518,631	$1,993,979,232
Total distributable earnings (loss)	(91,360,184)	(586,062,204)	(2,232,731)	(199,494,248)
NET ASSETS	$195,907,340	$2,503,980,452	$17,285,900	$1,794,484,984
(1) Cost of investments - Unaffiliated issuers	$264,142,575	$2,849,967,528	$18,411,731	$1,943,586,794

See Notes to Financial Statements

131

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)

	Long Muni ETF	Short High Yield Muni ETF	Short Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$389,219,104	$348,043,294	$236,717,241
Cash	2,634,772	6,729	2,263,605
Receivables:
Dividends and interest	5,628,254	5,503,497	3,249,830
Total assets	397,482,130	353,553,520	242,230,676
Liabilities:
Payables:
Investment securities purchased	1,073,170	—	517,300
Line of credit	—	427,667	—
Due to Adviser	81,278	105,165	14,324
Deferred Trustee fees	1,517	—	1,600
Accrued expenses	—	94	—
Total liabilities	1,155,965	532,926	533,224
NET ASSETS	$396,326,165	$353,020,594	$241,697,452
Shares outstanding	24,400,000	16,500,000	14,500,000
Net asset value, redemption and offering price per share	$16.24	$21.40	$16.67
Net Assets consist of:
Aggregate paid in capital	$468,492,531	$415,104,526	$255,901,116
Total distributable earnings (loss)	(72,166,366)	(62,083,932)	(14,203,664)
NET ASSETS	$396,326,165	$353,020,594	$241,697,452
(1) Cost of investments - Unaffiliated issuers	$445,523,456	$391,267,444	$247,244,041

See Notes to Financial Statements

132

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2023 (unaudited)

	CEF Muni Income ETF	High Yield Muni ETF	HIP Sustainable Muni ETF	Intermediate Muni ETF
Income:
Dividends	$4,377,543	$—	$—	$—
Interest	1,603	64,005,988	217,863	24,124,586
Total income	4,379,146	64,005,988	217,863	24,124,586
Expenses:
Management fees	401,869	4,543,329	21,772	2,150,596
Interest	10,404	1,968	—	27
Total expenses	412,273	4,545,297	21,772	2,150,623
Net investment income	3,966,873	59,460,691	196,091	21,973,963

Net realized gain (loss) on:
Investments	(7,263,181)	(45,481,713)	(34,253)	(7,227,168)
In-kind redemptions	(313,800)	(15,304,636)	—	(30,653)
Net realized loss	(7,576,981)	(60,786,349)	(34,253)	(7,257,821)

Net change in unrealized appreciation (depreciation) on:
Investments	(24,123,416)	(150,924,183)	(996,333)	(106,151,051)
Net change in unrealized appreciation (depreciation)	(24,123,416)	(150,924,183)	(996,333)	(106,151,051)
Net Decrease in Net Assets Resulting from Operations	$(27,733,524)	$(152,249,841)	$(834,495)	$(91,434,909)

See Notes to Financial Statements

133

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2023 (unaudited)

	Long Muni ETF	Short High Yield Muni ETF	Short Muni ETF
Income:
Interest	$7,274,804	$6,481,463	$2,266,437
Total income	7,274,804	6,481,463	2,266,437
Expenses:
Management fees	469,144	673,168	136,213
Interest	—	4,091	122
Total expenses	469,144	677,259	136,335
Net investment income	6,805,660	5,804,204	2,130,102

Net realized gain (loss) on:
Investments	(3,995,942)	(5,598,536)	(938,800)
In-kind redemptions	—	(752,711)	(191,761)
Net realized loss	(3,995,942)	(6,351,247)	(1,130,561)

Net change in unrealized appreciation (depreciation) on:
Investments	(38,626,565)	(9,930,273)	(2,843,644)
Net change in unrealized appreciation (depreciation)	(38,626,565)	(9,930,273)	(2,843,644)
Net Decrease in Net Assets Resulting from Operations	$(35,816,847)	$(10,477,316)	$(1,844,103)

See Notes to Financial Statements

134

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Muni Income ETF		High Yield Muni ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,966,873	$7,054,402	$59,460,691	$115,767,853
Net realized loss	(7,576,981)	(10,058,432)	(60,786,349)	(223,053,505)
Net change in unrealized appreciation (depreciation)	(24,123,416)	(4,228,703)	(150,924,183)	23,487,727
Net decrease in net assets resulting from operations	(27,733,524)	(7,232,733)	(152,249,841)	(83,797,925)
Distributions to shareholders from:
Distributable earnings	(3,705,208)	(7,307,370)	(58,719,435)	(116,558,558)

Share transactions*:
Proceeds from sale of shares	32,658,116	108,726,605	370,254,124	1,884,282,300
Cost of shares redeemed	(9,712,324)	(59,193,418)	(455,669,880)	(1,901,509,192)
Increase (decrease) in net assets resulting from share transactions	22,945,792	49,533,187	(85,415,756)	(17,226,892)
Total increase (decrease) in net assets	(8,492,940)	34,993,084	(296,385,032)	(217,583,375)
Net Assets, beginning of period	204,400,280	169,407,196	2,800,365,484	3,017,948,859
Net Assets, end of period	$195,907,340	$204,400,280	$2,503,980,452	$2,800,365,484
*Shares of Common Stock Issued (no par value)
Shares sold	1,675,000	4,975,000	7,300,000	36,250,000
Shares redeemed	(500,000)	(2,650,000)	(9,150,000)	(36,500,000)
Net increase (decrease)	1,175,000	2,325,000	(1,850,000)	(250,000)

See Notes to Financial Statements

135

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	HIP Sustainable Muni ETF		Intermediate Muni ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$196,091	$270,801	$21,973,963	$37,766,412
Net realized loss	(34,253)	(50,609)	(7,257,821)	(41,185,667)
Net change in unrealized appreciation (depreciation)	(996,333)	152,910	(106,151,051)	74,928,897
Net increase (decrease) in net assets resulting from operations	(834,495)	373,102	(91,434,909)	71,509,642
Distributions to shareholders from:
Distributable earnings	(208,600)	(244,845)	(21,560,827)	(37,452,413)

Share transactions*:
Proceeds from sale of shares	—	4,502,190	184,530,150	529,630,220
Cost of shares redeemed	—	—	(98,616,349)	(437,272,087)
Increase in net assets resulting from share transactions	—	4,502,190	85,913,801	92,358,133
Total increase (decrease) in net assets	(1,043,095)	4,630,447	(27,081,935)	126,415,362
Net Assets, beginning of period	18,328,995	13,698,548	1,821,566,919	1,695,151,557
Net Assets, end of period	$17,285,900	$18,328,995	$1,794,484,984	$1,821,566,919
*Shares of Common Stock Issued (no par value)
Shares sold	—	100,000	4,150,000	11,650,000
Shares redeemed	—	—	(2,200,000)	(9,450,000)
Net increase	—	100,000	1,950,000	2,200,000

See Notes to Financial Statements

136

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long Muni ETF		Short High Yield Muni ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$6,805,660	$7,123,325	$5,804,204	$10,922,410
Net realized loss	(3,995,942)	(16,413,312)	(6,351,247)	(6,800,019)
Net change in unrealized appreciation (depreciation)	(38,626,565)	11,529,092	(9,930,273)	(1,990,336)
Net increase (decrease) in net assets resulting from operations	(35,816,847)	2,239,105	(10,477,316)	2,132,055
Distributions to shareholders from:
Distributable earnings	(6,303,555)	(6,781,265)	(5,696,825)	(11,315,025)

Share transactions*:
Proceeds from sale of shares	158,890,826	121,166,375	4,362,586	49,297,949
Cost of shares redeemed	(33,919,339)	(18,716,807)	(32,777,922)	(60,769,201)
Increase (decrease) in net assets resulting from share transactions	124,971,487	102,449,568	(28,415,336)	(11,471,252)
Total increase (decrease) in net assets	82,851,085	97,907,408	(44,589,477)	(20,654,222)
Net Assets, beginning of period	313,475,080	215,567,672	397,610,071	418,264,293
Net Assets, end of period	$396,326,165	$313,475,080	$353,020,594	$397,610,071
*Shares of Common Stock Issued (no par value)
Shares sold	8,950,000	6,800,000	200,000	2,200,000
Shares redeemed	(2,050,000)	(1,050,000)	(1,500,000)	(2,700,000)
Net increase (decrease)	6,900,000	5,750,000	(1,300,000)	(500,000)

See Notes to Financial Statements

137

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short Muni ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)
Operations:
Net investment income	$2,130,102	$4,024,049
Net realized loss	(1,130,561)	(6,143,979)
Net change in unrealized appreciation (depreciation)	(2,843,644)	8,399,993
Net increase (decrease) in net assets resulting from operations	(1,844,103)	6,280,063
Distributions to shareholders from:
Distributable earnings	(2,330,400)	(4,788,660)

Share transactions*:
Proceeds from sale of shares	3,345,607	49,753,782
Cost of shares redeemed	(26,055,642)	(110,242,493)
Decrease in net assets resulting from share transactions	(22,710,035)	(60,488,711)
Total decrease in net assets	(26,884,538)	(58,997,308)
Net Assets, beginning of period	268,581,990	327,579,298
Net Assets, end of period	$241,697,452	$268,581,990
*Shares of Common Stock Issued (no par value)
Shares sold	200,000	2,950,000
Shares redeemed	(1,550,000)	(6,500,000)
Net decrease	(1,350,000)	(3,550,000)

See Notes to Financial Statements

138

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Muni Income ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$21.46		$23.53	$29.07	$24.34	$26.18	$24.97
Net investment income (a)	0.40		0.95	1.14	1.14	1.09	1.16
Net realized and unrealized gain (loss) on investments	(3.17)		(2.00)	(5.56)	4.71	(1.83)	1.21
Total from investment operations	(2.77)		(1.05)	(4.42)	5.85	(0.74)	2.37
Distributions from:
Net investment income	(0.38)		(1.02)	(1.12)	(1.12)	(1.10)	(1.16)
Net asset value, end of period	$18.31		$21.46	$23.53	$29.07	$24.34	$26.18
Total return (b)	(13.06)	%(c)	(4.53)%	(15.82)%	24.38%	(3.17)%	9.83%

Ratios to average net assets
Gross expenses (d)(e)	0.41	%(f)	0.41%	0.40%	0.40%	0.45%	0.48%
Net expenses (d)(e)	0.41	%(f)	0.41%	0.40%	0.40%	0.40%	0.40%
Net expenses excluding interest and taxes (d)(e)	0.40	%(f)	0.40%	N/A	N/A	N/A	N/A
Net investment income (d)	3.95	%(f)	4.30%	4.01%	4.17%	4.02%	4.67%
Supplemental data
Net assets, end of period (in millions)	$196		$204	$169	$177	$142	$144
Portfolio turnover rate (g)	7	%(c)	15%	15%	11%	10%	13%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Periods after November 1, 2019 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

139

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Yield Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$51.43		$55.18	$62.48	$56.13	$62.79	$62.16
Net investment income (a)	1.09		2.01	2.09	2.36	2.69	2.67
Net realized and unrealized gain (loss) on investments	(3.84)		(3.73)	(7.27)	6.38	(6.73)	0.64
Total from investment operations	(2.75)		(1.72)	(5.18)	8.74	(4.04)	3.31
Distributions from:
Net investment income	(1.07)		(2.03)	(2.12)	(2.39)	(2.62)	(2.68)
Net asset value, end of period	$47.61		$51.43	$55.18	$62.48	$56.13	$62.79
Total return (b)	(5.45)	%(c)	(3.11)%	(8.62)%	15.84%	(6.86)%	5.46%

Ratios to average net assets
Expenses	0.33	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.30	%(d)	3.84%	3.38%	3.91%	4.26%	4.31%
Supplemental data
Net assets, end of period (in millions)	$2,504		$2,800	$3,018	$3,461	$2,570	$2,656
Portfolio turnover rate (e)	14	%(c)	11%	11%	9%	12%	10%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

140

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	HIP Sustainable Muni ETF

	Period Ended October 31, 2023		Year Ended April 30, 2023	Period Ended April 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$45.82		$45.66	$50.00
Net investment income (b)	0.49		0.72	0.10
Net realized and unrealized gain (loss) on investments	(2.58)		0.09	(4.22)
Total from investment operations	(2.09)		0.81	(4.12)
Distributions from:
Net investment income	(0.52)		(0.65)	(0.22)
Net asset value, end of period	$43.21		$45.82	$45.66
Total return (c)	(4.60)	%(d)	1.79%	(8.26)	%(d)

Ratios to average net assets
Expenses	0.24	%(e)	0.24%	0.24	%(e)
Net investment income	2.16	%(e)	1.59%	0.33	%(e)
Supplemental data
Net assets, end of period (in millions)	$17		$18	$14
Portfolio turnover rate (f)	8	%(d)	14%	11	%(d)

(a)	For the period September 9, 2021 (commencement of operations) through April 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

141

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Intermediate Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$46.35		$45.69	$51.62	$48.97	$48.94	$46.83
Net investment income (a)	0.56		0.97	0.83	0.98	1.09	1.12
Net realized and unrealized gain (loss) on investments	(2.86)		0.65	(5.92)	2.72	0.10	2.11
Total from investment operations	(2.30)		1.62	(5.09)	3.70	1.19	3.23
Distributions from:
Net investment income	(0.55)		(0.96)	(0.84)	(0.98)	(1.10)	(1.12)
Net realized capital gains	—		—	— (b)	(0.07)	(0.06)	—
Total distributions	(0.55)		(0.96)	(0.84)	(1.05)	(1.16)	(1.12)
Net asset value, end of period	$43.50		$46.35	$45.69	$51.62	$48.97	$48.94
Total return (c)	(5.00)	%(d)	3.59%	(9.99)%	7.59%	2.40%	6.98%

Ratios to average net assets
Expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	2.45	%(e)	2.12%	1.64%	1.90%	2.17%	2.37%
Supplemental data
Net assets, end of period (in millions)	$1,794		$1,822	$1,695	$1,801	$1,582	$1,720
Portfolio turnover rate (f)	8	%(d)	17%	4%	6%	7%	7%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

142

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$17.91		$18.35	$21.68	$20.18	$20.40	$19.63
Net investment income (a)	0.30		0.52	0.46	0.52	0.57	0.60
Net realized and unrealized gain (loss) on investments	(1.68)		(0.46)	(3.26)	1.54	(0.20)	0.77
Total from investment operations	(1.38)		0.06	(2.80)	2.06	0.37	1.37
Distributions from:
Net investment income	(0.29)		(0.50)	(0.46)	(0.52)	(0.57)	(0.60)
Net realized capital gains	—		—	(0.07)	(0.04)	(0.02)	—
Total distributions	(0.29)		(0.50)	(0.53)	(0.56)	(0.59)	(0.60)
Net asset value, end of period	$16.24		$17.91	$18.35	$21.68	$20.18	$20.40
Total return (b)	(7.81)	%(c)	0.40%	(13.26)%	10.31%	1.75%	7.15%

Ratios to average net assets
Expenses	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	3.48	%(d)	2.91%	2.15%	2.45%	2.72%	3.06%
Supplemental data
Net assets, end of period (in millions)	$396		$313	$216	$228	$200	$153
Portfolio turnover rate (e)	13	%(c)	32%	7%	23%	22%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

143

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High Yield Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$22.34		$22.86	$25.06	$23.09	$24.70	$24.24
Net investment income (a)	0.33		0.59	0.58	0.73	0.84	0.80
Net realized and unrealized gain (loss) on investments	(0.94)		(0.50)	(2.18)	1.99	(1.64)	0.43
Total from investment operations	(0.61)		0.09	(1.60)	2.72	(0.80)	1.23
Distributions from:
Net investment income	(0.33)		(0.61)	(0.60)	(0.75)	(0.81)	(0.77)
Net asset value, end of period	$21.40		$22.34	$22.86	$25.06	$23.09	$24.70
Total return (b)	(2.79)	%(c)	0.43%	(6.58)%	11.89%	(3.44)%	5.16%

Ratios to average net assets
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.02	%(d)	2.64%	2.34%	2.98%	3.37%	3.28%
Supplemental data
Net assets, end of period (in millions)	$353		$398	$418	$306	$263	$203
Portfolio turnover rate (e)	11	%(c)	17%	16%	14%	17%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

144

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$16.95		$16.89	$18.04	$17.55	$17.54	$17.18
Net investment income (a)	0.14		0.21	0.15	0.23	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.27)		0.10	(1.09)	0.51	0.02	0.36
Total from investment operations	(0.13)		0.31	(0.94)	0.74	0.29	0.63
Distributions from:
Net investment income	(0.15)		(0.25)	(0.19)	(0.25)	(0.28)	(0.27)
Net realized capital gains	—		—	(0.02)	—	—	—
Total distributions	(0.15)		(0.25)	(0.21)	(0.25)	(0.28)	(0.27)
Net asset value, end of period	$16.67		$16.95	$16.89	$18.04	$17.55	$17.54
Total return (b)	(0.74)	%(c)	1.83%	(5.27)%	4.27%	1.66%	3.70%

Ratios to average net assets
Expenses	0.11	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.66	%(d)	1.22%	0.86%	1.26%	1.54%	1.57%
Supplemental data
Net assets, end of period (in millions)	$242		$269	$328	$297	$204	$201
Portfolio turnover rate (e)	15	%(c)	19%	18%	30%	34%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

145

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CEF Muni Income ETF (“CEF Muni”)	Diversified
High Yield Muni ETF (“High Yield”)	Diversified
HIP Sustainable Muni ETF (“HIP Sustainable”)	Non-Diversified
Intermediate Muni ETF (“Intermediate”)	Diversified
Long Muni ETF (“Long”)	Diversified
Short High Yield Muni ETF (“Short High Yield”)	Diversified
Short Muni ETF (“Short”)	Diversified

Each Fund’s investment objective (except for HIP Sustainable) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index.

Fund	Index

CEF Muni	S-Network Municipal Bond Closed-End Fund Index
High Yield	ICE Broad High Yield Crossover Municipal Index
Intermediate	ICE Intermediate AMT-Free Broad National Municipal Index
Long	ICE Long AMT-Free Broad National Municipal Index
Short High Yield	ICE 1-12 Year Broad High Yield Crossover Municipal Index
Short	ICE Short AMT-Free Broad National Municipal Index

The investment objective of HIP Sustainable is to seek current income generally exempt from federal income tax, other than federal alternative minimum tax. The Funds (except CEF Muni and HIP Sustainable) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Muni seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The HIP Sustainable is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing, under normal circumstances, in investment grade municipal debt securities that fund issuers with operations or projects helping to promote progress towards sustainable development, in alignment with the goals and metrics defined by the United Nations Sustainable Development Goals.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives
146

highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Funds’ Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Federal Income Taxes —It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, in any, to its shareholders. Therefore, no federal income tax provision is required.

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

C. Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D. Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E. Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Fund’s and other industry sources. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rates for the period ended October 31, 2023, are as follows:

Fund	Unitary Management Fee Rate
CEF Muni	0.40%
High Yield*	0.32
HIP Sustainable	0.24
Intermediate	0.24
Long	0.24
Short High Yield	0.35
Short*	0.07

*	Prior to June 20, 2023, the unitary management fee rate for High Yield and Short was 0.35% and 0.20%, respectively.
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In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2023, the Adviser owned approximately 13% of HIP Sustainable.

Note 4—Capital Share Transactions—As of October 31, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2023, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Muni	$14,329,433	$14,065,738	$32,656,454	$9,679,921
High Yield	435,081,781	379,136,017	—	147,590,062
HIP Sustainable	1,355,233	1,736,992	—	—
Intermediate	261,707,320	137,293,530	—	24,242,855
Long	173,745,721	48,876,541	—	—
Short High Yield	41,909,649	56,899,139	—	10,033,717
Short	36,597,441	47,936,653	—	7,240,084

During the period ended October 31, 2023, the High Yield, Intermediate, Long, Short High Yield and Short funds engaged in purchases and sales of investments to funds or other accounts that are managed by the Adviser (or an affiliate of the Adviser). These transactions complied with Rule 17a-7 under the Act and aggregated to approximately $1 million of sales for High Yield, $16 million of purchases and $20 million of sales for Intermediate, $16 million of sales for Long, $1 million of purchases for Short High Yield and $20 million of purchases for Short.

Note 6—Income Taxes—As of October 31, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Muni	$264,154,506	$–	$(68,483,848)	$(68,483,848)
High Yield	2,848,636,057	2,655,698	(418,281,498)	(415,625,800)
HIP Sustainable	18,411,612	–	(2,124,904)	(2,124,904)
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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate	1,944,259,779	134,312	(175,829,735)	(175,695,423)
Long	445,498,590	4,799	(56,284,285)	(56,279,486)
Short High Yield	391,550,388	238,848	(43,745,942)	(43,507,094)
Short	248,479,077	1,038,614	(12,800,450)	(11,761,836)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30 2023, the following Funds had capital loss carryforwards available to offset future capital gains:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
CEF Muni	$(6,236,418)	$(9,804,872)	$(16,041,290)
High Yield	(39,183,945)	(80,863,172)	(120,047,117)
HIP Sustainable	(46,340)	(52,700)	(99,040)
Intermediate	(4,121,023)	(16,344,088)	(20,465,111)
Long	(2,390,258)	(10,817,847)	(13,208,105)
Short High Yield	(3,942,367)	(9,268,569)	(13,210,936)
Short	(570,417)	(894,715)	(1,465,132)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities or in Funds holding municipal securities involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High Yield and Short High Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market. High Yield and Short High Yield may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Muni invests in closed-end funds that may trade at a discount or premium to their net asset value. The Fund is dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

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The HIP Sustainable strategy of investing in municipal debt securities of issuers promoting sustainable development may limit the types and number of investments available to the Fund or cause the Fund to invest in securities that underperform the market as a whole. As a result, the Fund may underperform funds that do not have a sustainable investing strategy or funds with sustainable investing strategies that do not employ HIP (Human Impact + Profit) Ratings. In addition, the Fund relies on a data provider for the identification of issuers that promote sustainable development based on their HIP Ratings; however, there can be no guarantee that the data provider’s methodology will align with the Fund’s investment strategy or desirable issuers can be correctly identified.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on September 1, 2010, for Intermediate, Long, Short, and High Yield Funds, and on November 1, 2019, for CEF Muni Fund. For these Funds, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through these dates. Amounts accrued after these dates, including those from Short High Yield and HIP Sustainable, are presented in “Due to Adviser”.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. These fees are included in custody and accounting fees in the Statements of Operations. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2023, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Muni	151	$378,575	6.55%
High Yield	5	1,942,131	6.68
Intermediate	1	143,761	6.68
Short High Yield	40	481,287	6.50

Outstanding loan balances as of October 31, 2023, if any, are reflected in the Statements of Assets and Liabilities.

Note 10—New Regulatory Requirements— On October 26, 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments that require mutual funds and exchange-traded funds (ETFs) that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual shareholder reports (TSRs), that highlight key information to investors, within 60 days of period-end. The new TSRs will be prepared separately for each fund.

In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

The SEC also amended Rule 30e-3 under the Investment Company Act, to require mutual funds and ETFs to provide TSRs directly to investors by mail (unless an investor elects electronic delivery).

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VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

These rules are effective January 24, 2023, and the compliance date is July 24, 2024.

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VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2023 (unaudited)

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck CEF Muni Income ETF, High Yield Muni ETF, Intermediate Muni ETF, Long Muni ETF, Short High Yield Muni ETF and Short Muni ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund has a different investment objective than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that each of the VanEck CEF Muni Income ETF and Short Muni ETF had management fees below the average and median of its respective peer group of funds, while each of the VanEck High Yield Muni ETF, Intermediate Muni ETF, Long Muni ETF and Short High Yield Muni ETF had management fees below the average and equal to the median of its respective peer group of funds. The Trustees also noted that the

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2023 (unaudited) (continued)

information provided showed that each of the VanEck CEF Muni Income ETF, Intermediate Muni ETF, Long Muni ETF and Short Muni ETF had a total expense ratio below the average and median of its respective peer group of funds, while each of the VanEck High Yield Muni ETF and Short High Yield Muni ETF had a total expense ratio below the average and equal to the median of its respective peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size and expense ratio and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck HIP Sustainable Muni ETF

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck HIP Sustainable Muni ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and

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the Fund’s peer funds (certain other registered funds), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 5, 2023 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides, under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other registered funds. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark. The Trustees noted that the Fund had underperformed its benchmark for the one-year period ended December 31, 2022 and the period since its inception on September 8, 2021 through December 31, 2022 due to differences in duration and yield curve positioning between the Fund and its benchmark, as well as the Fund’s sector allocation. Based on the totality of the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that the Fund had management fees below the average and equal to the median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and the median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

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VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2023 (unaudited) (continued)

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

VanEck Muni ETF

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Muni ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses). The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to the Fund by the Adviser, although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

156

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2023 (unaudited)

BDC Income ETF	BIZD
China Bond ETF	CBON
Dynamic High Income ETF	INC
Emerging Markets High Yield Bond ETF	HYEM
Fallen Angel High Yield Bond ETF	ANGL
Green Bond ETF	GRNB
IG Floating Rate ETF	FLTR
International High Yield Bond ETF	IHY
J.P. Morgan EM Local Currency Bond ETF	EMLC
Moody’s Analytics® BBB Corporate Bond ETF	MBBB
Moody’s Analytics® IG Corporate Bond ETF	MIG
Mortgage REIT Income ETF	MORT
Preferred Securities ex Financials ETF	PFXF

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2023.

VANECK ETF TRUST

PRESIDENT’S LETTER

October 31, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces on markets—monetary policy, government spending and economic growth—were negative or muted coming into the year. This remains my view.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just under of $8 trillion toward the end of October 2023.1

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what should drive the Fed is fighting wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, in control of the House of Representatives, continue to look to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend. But it is worth noting that environmental subsidies from the IRA bill are larger than expected. A political expert just commented that the next U.S. President will have to face the country’s big budget deficits in 2025. If this does happen, and I’m more positive on this than most, then I could see the Fed cut rates to offset the contractionary effects of smaller budget deficits. Again, more in 2025 than 2024.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led and still not enough to overcome the property sector malaise. In coming years, we will likely have to look to India, Indonesia and Africa to drive global growth.

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed, which is that they offer attractive risk-adjusted returns compared to equities given the headwinds discussed above. Now after the 2022 and 2023 losses, bond investments are now offering attractive yields, this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) As a reference, bonds offered attractive total returns in the 1970s even though that decade was the worst for interest rates in the last 100 years.

This period of “yield curve inversion”—long-term interest rates lower than short-term rates—is unusual and, I think, about to end. If, and it’s a big “if”, government entities like the Fed are stepping back from the bond markets, then it makes sense for long-term rates to be higher because with greater risk should come greater return.

Further, yield curve inversion is present only about 10% of the time. It’s unusual. This is a good time to think about what investments might benefit from the end of this era. Perhaps some bank stocks? This outlook is discussed in a recent podcast, The Compound and Friends,3 Episode 113, released on October 13, 2023.

My final thought is that, while I think the Fed won’t lower short-term interest rates for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin). Timing market moves is almost impossible, but the cycle will eventually turn in favor of these assets and they have rallied since we started discussing this several months ago.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

November 9, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”4 Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, October 26, 2023, https://www.federalreserve.gov/releases/h41/20231026/

2 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

3 https://podcasts.apple.com/us/podcast/the-new-kings-of-wall-street/id1456467014?i=1000631190860

4 https://www.vaneck.com/us/en/subscribe/

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2023 to October 31, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2023 - October 31, 2023(a)
BDC Income ETF
Actual	$1,000.00	$1,082.70	0.42%	$2.20
Hypothetical (b)	$1,000.00	$1,023.03	0.42%	$2.14
China Bond ETF
Actual	$1,000.00	$955.80	0.52%	$2.56
Hypothetical (b)	$1,000.00	$1,022.52	0.52%	$2.64
Dynamic High Income ETF
Actual	$1,000.00	$960.90	0.10%	$0.49
Hypothetical (b)	$1,000.00	$1,024.63	0.10%	$0.51
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$1,000.10	0.40%	$2.01
Hypothetical (b)	$1,000.00	$1,023.13	0.40%	$2.03
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$991.70	0.35%	$1.75
Hypothetical (b)	$1,000.00	$1,023.38	0.35%	$1.78
Green Bond ETF
Actual	$1,000.00	$964.60	0.21%	$1.04
Hypothetical (b)	$1,000.00	$1,024.08	0.21%	$1.07
IG Floating Rate ETF
Actual	$1,000.00	$1,037.30	0.14%	$0.72
Hypothetical (b)	$1,000.00	$1,024.43	0.14%	$0.71
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value May 1, 2023	Ending Account Value October 31, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2023 - October 31, 2023(a)
International High Yield Bond ETF
Actual	$1,000.00	$989.00	0.40%	$2.00
Hypothetical (b)	$1,000.00	$1,023.13	0.40%	$2.03
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$974.40	0.30%	$1.49
Hypothetical (b)	$1,000.00	$1,023.63	0.30%	$1.53
Moody’s Analytics BBB Corporate Bond ETF
Actual	$1,000.00	$953.40	0.25%	$1.23
Hypothetical (b)	$1,000.00	$1,023.88	0.25%	$1.27
Moody’s Analytics IG Corporate Bond ETF
Actual	$1,000.00	$952.40	0.20%	$0.98
Hypothetical (b)	$1,000.00	$1,024.13	0.20%	$1.02
Mortgage REIT Income ETF
Actual	$1,000.00	$945.40	0.43%	$2.10
Hypothetical (b)	$1,000.00	$1,022.97	0.43%	$2.19
Preferred Securities ex Financials ETF
Actual	$1,000.00	$937.70	0.41%	$2.00
Hypothetical (b)	$1,000.00	$1,023.08	0.41%	$2.08

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
4

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Financial Services: 100.0%
Ares Capital Corp.	7,612,682	$144,336,451
Bain Capital Specialty Finance, Inc. †	753,843	11,413,183
Barings BDC, Inc.	1,568,162	13,862,552
BlackRock TCP Capital Corp. †	977,547	10,264,244
Blackstone Secured Lending Fund †	1,212,195	33,177,777
Blue Owl Capital Corp. †	6,340,762	83,951,689
Capital Southwest Corp. †	676,055	14,629,830
Carlyle Secured Lending, Inc. †	859,564	11,690,070
CION Investment Corp. †	923,512	9,124,299
Fidus Investment Corp. †	406,963	7,357,891
FS KKR Capital Corp. †	4,815,429	91,252,380
Gladstone Investment Corp. †	573,574	7,685,892
Goldman Sachs BDC, Inc. †	1,742,800	23,858,932
Golub Capital BDC, Inc. †	2,320,860	33,420,384
Hercules Capital, Inc. †	2,077,486	31,993,284
Main Street Capital Corp. †	820,718	31,293,977
MidCap Financial Investment Corp. †	1,104,251	14,101,285
New Mountain Finance Corp. †	1,434,802	17,762,849
Oaktree Specialty Lending Corp. †	1,304,353	24,782,707
	Number of Shares	Value
Financial Services (continued)
PennantPark Floating Rate Capital Ltd. †	934,282	$9,389,534
Prospect Capital Corp. †	4,991,096	25,654,233
Sixth Street Specialty Lending, Inc.	1,476,326	28,655,488
SLR Investment Corp. †	784,695	11,142,669
Trinity Capital, Inc. †	709,930	9,747,339
TriplePoint Venture Growth BDC Corp.	599,842	5,674,505
Total Common Stocks (Cost: $738,148,037)		706,223,444

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 12.4%
Money Market Fund: 12.4% (Cost: $87,578,849)
State Street Navigator Securities Lending Government Money Market Portfolio	87,578,849	87,578,849
Total Investments: 112.4% (Cost: $825,726,886)		793,802,293
Liabilities in excess of other assets: (12.4)%		(87,814,144)
NET ASSETS: 100.0%		$705,988,149

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $107,950,095.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$706,223,444

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$706,223,444	$—	$—	$706,223,444
Money Market Fund	87,578,849	—	—	87,578,849
Total Investments	$793,802,293	$—	$—	$793,802,293

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

5

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 69.5%
Basic Materials: 4.3%
China Chengtong Holdings Group Ltd. 3.53%, 10/28/26	CNY	10,000		$1,371,670
Financials: 43.8%
Agricultural Development Bank of China
2.25%, 04/22/25	CNY	1,130		153,463
2.96%, 04/17/30	CNY	1,160		159,406
3.63%, 07/19/26	CNY	2,700		378,187
3.74%, 07/12/29	CNY	2,740		392,440
3.75%, 01/25/29	CNY	2,620		374,566
3.79%, 10/26/30	CNY	1,110		160,362
3.85%, 01/06/27	CNY	3,410		483,036
4.39%, 09/08/27	CNY	3,270		474,299
4.65%, 05/11/28	CNY	1,360		200,825
4.98%, 01/12/25	CNY	2,640		370,285
Central Huijin Investment Ltd. 2.87%, 04/20/26	CNY	10,000		1,364,929
China Cinda Asset Management Co. Ltd. 4.75%, 04/14/27	CNY	10,000		1,422,743
China Development Bank
2.77%, 10/24/32	CNY	3,810		515,290
3.18%, 04/05/26	CNY	4,850		670,734
3.34%, 07/14/25	CNY	3,830		529,363
3.41%, 06/07/31	CNY	1,640		231,849
3.45%, 09/20/29	CNY	4,800		678,837
3.48%, 01/08/29	CNY	4,460		630,406
3.65%, 05/21/29	CNY	1,950		278,203
3.66%, 03/01/31	CNY	1,170		167,871
3.70%, 10/20/30	CNY	4,150		596,620
4.04%, 04/10/27	CNY	1,760		251,146
4.04%, 07/06/28	CNY	2,720		392,845
China Reform Holdings Corp. Ltd. 2.65%, 09/06/27	CNY	10,000		1,343,491
Cinda Investment Co. Ltd. 4.30%, 12/22/23	CNY	1,000		136,431
Export-Import Bank of China
3.23%, 03/23/30	CNY	2,900		404,627
3.38%, 07/16/31	CNY	1,750		247,000
3.74%, 11/16/30	CNY	2,380		342,828
3.86%, 05/20/29	CNY	2,480		357,054
3.88%, 01/12/36	CNY	1,170		174,379
4.89%, 03/26/28	CNY	1,510		224,730
				14,108,245
	Par (000’s		)	Value
Industrials: 12.8%
China State Railway Group Co. Ltd.
2.76%, 10/14/27	CNY	10,000		$1,361,982
3.53%, 01/29/26	CNY	10,000		1,388,055
Shandong Hi-Speed Group Co. Ltd. 3.41%, 03/16/26	CNY	10,000		1,372,682
				4,122,719
Real Estate: 0.2%
China Fortune Land Development Co. Ltd.
5.50%, 10/22/22 (d) *∞	CNY	1,000		35,787
7.00%, 03/03/21 (d) *∞	CNY	1,000		34,220
				70,007
Utilities: 8.4%
State Grid Corp. of China 2.88%, 08/30/27	CNY	10,000		1,362,205
State Power Investment Corp. Ltd. 2.82%, 07/04/26	CNY	10,000		1,359,566
				2,721,771
Total Corporate Bonds (Cost: $24,251,685)				22,394,412

GOVERNMENT OBLIGATIONS: 20.2%
China Government Bond
2.68%, 05/21/30	CNY	3,450		469,808
2.69%, 08/12/26	CNY	2,050		281,424
2.77%, 06/24/30	CNY	3,710		508,435
2.85%, 06/04/27	CNY	5,420		748,120
2.86%, 07/16/30	CNY	3,350		462,284
3.01%, 05/13/28	CNY	5,630		783,624
3.02%, 10/22/25	CNY	2,150		297,234
3.02%, 05/27/31	CNY	2,710		379,546
3.03%, 03/11/26	CNY	5,400		748,328
3.25%, 06/06/26	CNY	2,220		310,457
3.27%, 11/19/30	CNY	2,980		424,723
3.28%, 12/03/27	CNY	1,050		148,028
3.29%, 05/23/29	CNY	2,680		379,987
3.74%, 09/22/35	CNY	3,900		585,573
Total Government Obligations (Cost: $7,473,736)				6,527,571
Total Investments: 89.7% (Cost: $31,725,421)				28,921,983
Other assets less liabilities: 10.3%				3,310,241
NET ASSETS: 100.0%				$32,232,224

Definitions:

CNY	Chinese Yuan

Footnotes:

(d)	Security in default
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

See Notes to Financial Statements

6

Summary of Investments by Sector	% of Investments	Value
Financials	48.8%	$14,108,245
Government	22.6	6,527,571
Industrials	14.3	4,122,719
Utilities	9.4	2,721,771
Basic Materials	4.7	1,371,670
Real Estate	0.2	70,007
	100.0%	$28,921,983

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Basic Materials	$—	$1,371,670	$—	$1,371,670
Financials	—	14,108,245	—	14,108,245
Industrials	—	4,122,719	—	4,122,719
Real Estate	—	—	70,007	70,007
Utilities	—	2,721,771	—	2,721,771
Government Obligations *	—	6,527,571	—	6,527,571
Total Investments	$—	$28,851,976	$70,007	$28,921,983

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

7

VANECK DYNAMIC HIGH INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
GOVERNMENT OBLIGATIONS: 14.1%
United States Treasury Note
1.12%, 08/15/40	24		$12,968
1.38%, 11/15/40	42		23,691
1.88%, 02/15/41	21		12,952
2.25%, 05/15/41	62		40,683
2.75%, 08/15/42	18		12,604
Total Government Obligations (Cost: $118,426)			102,898

	Number of Shares
EXCHANGE TRADED FUNDS: 85.8% (a)
VanEck BDC Income ETF ‡	3,996		59,421
VanEck Durable High Dividend ETF ‡	4,155		120,526
	Number of Shares	Value
VanEck Emerging Markets High Yield Bond ETF ‡	2,139	$37,368
VanEck Energy Income ETF ‡	1,004	65,013
VanEck Fallen Angel High Yield Bond ETF ‡	5,418	144,822
VanEck International High Yield Bond ETF ‡	4,041	78,233
VanEck J.P. Morgan EM Local Currency Bond ETF ‡	1,578	37,399
VanEck Mortgage REIT Income ETF ‡	2,556	25,177
VanEck Preferred Securities ex Financials ETF ‡	3,795	60,113
Total Exchange Traded Funds (Cost: $637,360)		628,072
Total Investments: 99.9% (Cost: $755,786)		730,970
Other assets less liabilities: 0.1%		1,024
NET ASSETS: 100.0%		$731,994

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	85.9%	$628,072
Government	14.1	102,898
	100.0%	$730,970

See Notes to Financial Statements

8

Transactions in securities of affiliates for the period ended October 31, 2023 were as follows:

	Value 4/30/2023	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 10/31/2023	Dividend Income

VanEck BDC Income ETF	$38,788	$20,233	$–	$–	$457*	$59,420	$3,362
VanEck Durable High Dividend ETF	87,147	43,288	–	–	(9,909)	120,526	2,289
VanEck Emerging Markets High Yield Bond ETF	26,067	12,820	–	–	(1,519)	37,368	1,147
VanEck Energy Income ETF	41,775	21,167	–	–	2,735#	65,013	810
VanEck Fallen Angel High Yield Bond ETF	100,233	49,647	–	–	(5,057)	144,823	3,715
VanEck International High Yield Bond ETF	54,177	26,778	–	–	(2,722)	78,233	1,811
VanEck J.P. Morgan EM Local Currency Bond ETF	26,447	13,318	–	–	(1,398)^	37,399	–
VanEck Mortgage REIT Income ETF	18,744	9,764	–	–	(2,987)†	25,177	1,258
VanEck Preferred Securities ex Financials ETF	44,300	21,998	–	–	(6,185)	60,113	2,167
	$437,678	$219,013	$–	$–	$(26,585)	$628,072	$16,559

*	Includes Return of Capital distribution reclassification of $58.
#	Includes Return of Capital distribution reclassification of $664.
^	Includes Return of Capital distribution reclassification of $968.
†	Includes Return of Capital distribution reclassification of $344.

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Government Obligations *	$—	$102,898	$—	$102,898
Exchange Traded Funds	628,072	—	—	628,072
Total Investments	$628,072	$102,898	$—	$730,970

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 95.4%
Argentina: 3.5%
Agua y Saneamientos Argentinos SA Reg S 7.90%, 05/01/26	$350		$259,000
Generacion Mediterranea SA / Central Termica Roca SA 144A 9.88%, 12/01/27	339		288,976
MercadoLibre, Inc.
2.38%, 01/14/26	500		455,289
3.12%, 01/14/31	900		682,223
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	700		486,152
Pampa Energia SA 144A
7.50%, 01/24/27	800		744,807
9.12%, 04/15/29	375		343,528
Pan American Energy LLC 144A 9.12%, 04/30/27	400		427,394
Telecom Argentina SA 144A 8.00%, 07/18/26	525		494,882
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	600		553,426
YPF Energia Electrica SA 144A 10.00%, 07/25/26	550		500,253
YPF SA 144A
6.95%, 07/21/27	1,025		775,665
7.00%, 09/30/33 (s)	775		584,521
7.00%, 12/15/47	725		462,949
8.50%, 03/23/25	403		376,861
8.50%, 07/28/25	1,450		1,337,214
8.50%, 06/27/29	512		394,741
9.00%, 02/12/26 (s)	923		900,928
9.00%, 06/30/29 (s)	975		861,265
			10,930,074
Armenia: 0.1%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	425		419,687
Austria: 0.1%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	300		259,730
Azerbaijan: 1.1%
Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,550		2,518,089
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	850		831,062
			3,349,151
Bahrain: 1.0%
GFH Sukuk Ltd. Reg S
	Par (000’s	)	Value
Bahrain (continued)
7.50%, 01/28/25	$650		$644,312
Mumtalakat Sukuk Holding Co. Reg S 4.10%, 01/21/27	650		597,634
Oil and Gas Holding Co. BSCC 144A
7.50%, 10/25/27	1,300		1,310,508
8.38%, 11/07/28	650		676,030
			3,228,484
Bermuda: 0.4%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25 (d) *	494		103,702
Digicel International Holdings Ltd. 144A 13.00%, 12/31/25	618		429,422
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	900		793,372
			1,326,496
Brazil: 7.6%
Adecoagro SA 144A 6.00%, 09/21/27	700		649,705
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	450		411,539
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	550		519,494
Atento Luxco 1 SA 144A 8.00%, 02/10/26 (d) *	400		1,020
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	400		326,377
Banco Bradesco SA 144A 3.20%, 01/27/25	425		407,678
Banco BTG Pactual SA 144A
2.75%, 01/11/26	300		276,752
4.50%, 01/10/25 †	625		607,738
Banco Daycoval SA Reg S 4.25%, 12/13/24	300		289,251
Banco do Brasil SA 144A 4.62%, 01/15/25	650		634,719
Banco Votorantim SA 144A 4.38%, 07/29/25	350		334,453
Braskem Idesa SAPI 144A 7.45%, 11/15/29	1,200		760,148
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	375		366,446
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	378		367,053
BRF SA 144A
4.88%, 01/24/30	425		345,778
5.75%, 09/21/50	400		260,908

See Notes to Financial Statements

10

	Par (000’s	)	Value
Brazil (continued)
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	$450		$449,215
Centrais Eletricas Brasileiras SA 144A
3.62%, 02/04/25	300		286,807
4.62%, 02/04/30	475		401,071
Cosan Luxembourg SA 144A
5.50%, 09/20/29	525		468,461
7.00%, 01/20/27	300		300,214
CSN Inova Ventures 144A 6.75%, 01/28/28	825		755,118
CSN Resources SA 144A 7.62%, 04/17/26	200		198,770
Embraer Netherlands Finance BV 5.40%, 02/01/27 †	275		265,921
Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	300		298,970
ERO Copper Corp. 144A 6.50%, 02/15/30	250		211,933
FS Luxembourg Sarl 144A 10.00%, 12/15/25	350		357,573
Globo Comunicacao e Participacoes SA 144A
4.88%, 01/22/30	325		258,128
5.50%, 01/14/32	250		195,966
Itau Unibanco Holding SA 144A 3.25%, 01/24/25	325		313,535
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	300		277,757
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	450		436,294
Klabin Austria GmbH 144A
3.20%, 01/12/31	275		210,859
5.75%, 04/03/29	425		402,981
7.00%, 04/03/49	478		435,592
MARB BondCo Plc 144A 3.95%, 01/29/31	750		551,135
MV24 Capital BV 144A 6.75%, 06/01/34	609		529,942
Natura Cosmeticos SA 144A 4.12%, 05/03/28 †	300		258,550
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	275		247,493
7.00%, 05/14/26	500		495,747
Nexa Resources SA 144A
5.38%, 05/04/27	425		388,319
6.50%, 01/18/28 †	325		305,427
Petrobras Global Finance BV
5.09%, 01/15/30	300		275,445
5.30%, 01/27/25	275		270,863
5.60%, 01/03/31	475		445,344
5.62%, 05/20/43	175		147,075
	Par (000’s	)	Value
Brazil (continued)
5.75%, 02/01/29	$225		$218,371
6.00%, 01/27/28 †	475		468,961
6.75%, 01/27/41	325		297,994
6.75%, 06/03/50	225		200,417
6.85%, 06/05/15	700		591,277
6.88%, 01/20/40	350		327,883
6.90%, 03/19/49	350		316,579
7.25%, 03/17/44 †	390		376,520
7.38%, 01/17/27	350		359,011
8.75%, 05/23/26	175		185,425
Rede D’or Finance Sarl 144A
4.50%, 01/22/30	449		366,497
4.95%, 01/17/28	350		313,065
Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	249		258,464
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	263		265,075
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	300		274,377
Simpar Europe SA 144A 5.20%, 01/26/31	450		351,367
Tupy Overseas SA 144A 4.50%, 02/16/31	200		156,155
Ultrapar International SA 144A
5.25%, 10/06/26	300		286,992
5.25%, 06/06/29	150		136,725
Unigel Luxembourg SA 144A 8.75%, 10/01/26	200		71,500
Usiminas International Sarl 144A 5.88%, 07/18/26	450		423,952
XP, Inc. 144A 3.25%, 07/01/26	450		407,929
			23,654,100
British Virgin Islands: 0.3%
New Metro Global Ltd. Reg S
4.50%, 05/02/26	500		86,450
4.62%, 10/15/25	400		91,588
Studio City Co. Ltd. 144A 7.00%, 02/15/27	450		417,514
Wanda Properties Global Co. Ltd. Reg S
11.00%, 01/20/25	350		104,125
11.00%, 02/13/26	350		95,375
			795,052
Canada: 0.7%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	450		416,272
First Quantum Minerals Ltd. 144A 8.62%, 06/01/31	1,675		1,415,964
Frontera Energy Corp. 144A

See Notes to Financial Statements

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Canada (continued)
7.88%, 06/21/28	$550		$413,075
			2,245,311
Cayman Islands: 3.2%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	1,150		1,035,242
Banco Bradesco SA 144A 4.38%, 03/18/27	350		330,832
Banco do Brasil SA 144A
3.25%, 09/30/26	450		411,141
4.88%, 01/11/29	275		253,909
Banco do Brasil SA/Cayman 144A 6.25%, 04/18/30 †	500		479,905
CT Trust 144A 5.12%, 02/03/32	1,075		829,011
Dar Al-Arkan Sukuk Co. Ltd. Reg S
7.75%, 02/07/26	500		493,555
8.00%, 02/25/29	800		787,280
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	550		510,675
Liberty Costa Rica Senior Secured Finance 144A 10.88%, 01/15/31	500		485,471
MAF Global Securities Ltd. Reg S 7.88% (US Treasury Yield Curve Rate T 5 Year+4.89%), 6/30/2027 (o)	600		592,959
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	750		695,721
Nogaholding Sukuk Ltd. Reg S 6.62%, 05/25/33	950		930,769
Oryx Funding Ltd. 144A 5.80%, 02/03/31	700		648,703
PD Sukuk Ltd. Reg S 8.75%, 09/23/25	400		399,600
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	434		351,075
StoneCo Ltd. 144A 3.95%, 06/16/28	250		196,325
Yankuang Group Cayman Ltd. Reg S 2.90%, 11/30/24	600		575,820
			10,007,993
Chile: 1.1%
Agrosuper SA 144A 4.60%, 01/20/32	625		500,545
CAP SA 144A 3.90%, 04/27/31	450		319,939
Inversiones Latin America Power Ltda 144A 5.12%, 06/15/33	436		222,647
Kenbourne Invest SA 144A
	Par (000’s	)	Value
Chile (continued)
6.88%, 11/26/24	$400		$302,594
Latam Airlines Group SA 144A
13.38%, 10/15/27	575		615,590
13.38%, 10/15/29	900		970,907
VTR Comunicaciones SpA 144A
4.38%, 04/15/29	600		258,643
5.12%, 01/15/28	500		224,190
VTR Finance NV 144A 6.38%, 07/15/28	400		71,000
			3,486,055
China: 5.7%
Agile Group Holdings Ltd. Reg S 5.50%, 04/21/25	300		31,197
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	3,750		3,567,489
Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 3/3/2025 (o)	700		676,165
Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/2024 (o)	650		484,575
ChengDu JingKai GuoTou Investment Group Co. Ltd. Reg S 5.30%, 12/07/24	400		391,009
eHi Car Services Ltd. Reg S
7.00%, 09/21/26	550		349,747
7.75%, 11/14/24	400		329,600
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	1,000		916,819
Fortune Star BVI Ltd. Reg S 5.95%, 10/19/25	1,000		747,830
Fuqing Investment Management Ltd. Reg S 3.25%, 06/23/25	500		308,750
Glory Health Industry Ltd. Reg S 14.25%, 01/25/24 (d) *	200		14,000
Greentown China Holdings Ltd. Reg S 4.70%, 04/29/25	550		391,212
Industrial & Commercial Bank of China Ltd. Reg S

See Notes to Financial Statements

12

	Par (000’s	)	Value
China (continued)
3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o)	$7,900		$7,267,501
Mianyang Investment Holding Group Co. Ltd. Reg S 6.70%, 08/08/25	400		400,121
New Metro Global Ltd. Reg S 4.80%, 12/15/24	600		189,000
Pingan Real Estate Capital Ltd. Reg S 3.45%, 07/29/26	300		160,492
Powerlong Real Estate Holdings Ltd. Reg S 5.95%, 04/30/25	900		76,500
RKPF Overseas 2019 A Ltd. Reg S 6.00%, 09/04/25	400		194,900
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 11/18/2024 (o)	400		84,656
West China Cement Ltd. Reg S 4.95%, 07/08/26	800		558,827
Zhangzhou Transportation Development Group Co. Ltd. Reg S 4.98%, 06/01/25	600		588,750
			17,729,140
Colombia: 6.0%
Aris Mining Corp. 144A 6.88%, 08/09/26	450		370,915
Banco de Bogota SA 144A 6.25%, 05/12/26	1,350		1,274,746
Banco GNB Sudameris SA 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+6.66%), 04/16/31	400		309,400
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	700		613,208
Canacol Energy Ltd. 144A 5.75%, 11/24/28	600		433,389
Ecopetrol SA
4.12%, 01/16/25	1,075		1,038,960
4.62%, 11/02/31	1,136		853,088
5.38%, 06/26/26	1,300		1,245,756
5.88%, 05/28/45	1,675		1,093,331
5.88%, 11/02/51	950		596,308
6.88%, 04/29/30	1,850		1,667,217
7.38%, 09/18/43	808		643,616
8.62%, 01/19/29	1,000		998,550
8.88%, 01/13/33	1,025		985,052
	Par (000’s	)	Value
Colombia (continued)
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	$1,400		$1,095,830
4.38%, 02/15/31 †	700		518,993
Geopark Ltd. 144A 5.50%, 01/17/27	575		483,663
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,350		997,438
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	700		656,520
Oleoducto Central SA 144A 4.00%, 07/14/27	550		484,627
Orazul Energy Peru SA 144A 5.62%, 04/28/27	450		408,503
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	850		671,997
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	600		542,190
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	601		563,976
			18,547,273
Costa Rica: 0.3%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43 †	575		448,902
6.75%, 10/07/31	450		421,875
			870,777
Cyprus: 0.3%
MHP Lux SA 144A
6.25%, 09/19/29	450		285,372
6.95%, 04/03/26	650		486,500
			771,872
Czech Republic: 0.2%
Energo-Pro AS 144A 8.50%, 02/04/27	650		619,119
Dominican Republic: 0.1%
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	400		345,476
France: 0.2%
Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	500		484,988
Georgia: 0.3%
Georgian Railway JSC 144A 4.00%, 06/17/28	575		494,557
Silknet JSC 144A 8.38%, 01/31/27	475		467,875
			962,432
Ghana: 0.4%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26	775		712,764
Tullow Oil Plc 144A

See Notes to Financial Statements

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Ghana (continued)
7.00%, 03/01/25 †	$775		$612,482
			1,325,246
Greece: 0.2%
Navios South American Logistics, Inc. / Navios Logistics Finance US Inc 144A 10.75%, 07/01/25	675		655,395
Guatemala: 0.5%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/31	450		408,211
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29 †	1,400		1,234,044
			1,642,255
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	275		246,224
Hong Kong: 5.5%
Agile Group Holdings Ltd. Reg S 6.05%, 10/13/25	650		60,125
Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/2025 (o)	750		592,500
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 7/12/2026 (o)	1,050		832,146
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	650		565,098
4.85%, 01/27/28	650		510,111
China CITIC Bank International Ltd. Reg S 3.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 7/29/2026 (o)	750		691,837
4.80% (US Treasury Yield Curve Rate T 5 Year+2.10%), 4/22/2027 (o)	900		854,846
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	500		400,336
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	500		430,098
Easy Tactic Ltd. 7.50%, 07/11/27	65		3,711
Fortune Star BVI Ltd. Reg S 5.00%, 05/18/26	550		365,892
	Par (000’s	)	Value
Hong Kong (continued)
5.05%, 01/27/27	$600		$366,285
Franshion Brilliant Ltd. Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.58%), 2/8/2026 (o)	700		602,071
Li & Fung Ltd. Reg S 5.00%, 08/18/25	200		187,179
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	1,250		1,182,225
5.25%, 04/26/26	700		640,985
5.38%, 12/04/29	1,450		1,154,281
5.62%, 07/17/27	750		652,933
5.75%, 07/21/28	1,150		977,071
Nanyang Commercial Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.51%), 4/28/2027 (o)	800		769,660
7.35% (US Treasury Yield Curve Rate T 5 Year+3.16%), 9/7/2028 (o)	400		391,311
RKPF Overseas 2019 A Ltd. Reg S 5.90%, 03/05/25	300		173,484
RKPF Overseas 2020 A Ltd. Reg S
5.12%, 07/26/26	750		219,577
5.20%, 01/12/26	600		187,200
Seaspan Corp. 144A 5.50%, 08/01/29	1,000		768,180
Studio City Finance Ltd. 144A
5.00%, 01/15/29 †	1,489		1,070,219
6.00%, 07/15/25	600		565,992
6.50%, 01/15/28	675		551,576
Yancoal International Resources Development Co. Ltd. Reg S 2.90%, 11/18/24	500		481,200
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	550		281,220
Yuexiu REIT MTN Co. Ltd. Reg S 2.65%, 02/02/26	550		464,248
			16,993,597
Hungary: 0.2%
OTP Bank Nyrt Reg S 8.75% (US Treasury Yield Curve Rate T 5 Year+5.06%), 05/15/33	750		743,231
India: 3.4%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	650		623,194

See Notes to Financial Statements

14

	Par (000’s	)	Value
India (continued)
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	$438		$305,084
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	800		760,960
6.45%, 06/04/29	600		546,225
GMR Hyderabad International Airport Ltd. 144A 4.25%, 10/27/27	450		396,059
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	550		515,543
5.45%, 10/22/26	400		379,070
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	756		622,301
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	600		514,356
JSW Steel Ltd. 144A
3.95%, 04/05/27	650		561,347
5.05%, 04/05/32	625		482,311
JSW Steel Ltd. Reg S 5.38%, 04/04/25 †	500		485,627
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 1/15/2025 (o)	1,375		1,337,430
Periama Holdings LLC Reg S 5.95%, 04/19/26	950		895,764
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28 †	800		654,704
Shriram Finance Ltd. 144A 4.15%, 07/18/25	450		426,000
Tata Motors Ltd. Reg S 5.88%, 05/20/25	400		390,256
UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 2/27/2025 (o)	550		387,200
Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26 †	600		352,589
			10,636,020
Indonesia: 2.0%
Adaro Indonesia PT 144A 4.25%, 10/31/24	900		872,613
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *∞	111		902
Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	400		379,755
Bukit Makmur Mandiri Utama PT 144A
	Par (000’s	)	Value
Indonesia (continued)
7.75%, 02/10/26 †	$500		$435,950
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	675		639,684
Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	400		400,000
Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	725		721,012
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	500		416,221
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	750		703,348
Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	675		672,975
Nickel Industries Ltd. 144A 11.25%, 10/21/28	500		518,617
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	400		354,972
			6,116,049
Israel: 2.9%
Energian Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	950		832,437
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	750		698,176
6.50%, 06/30/27	750		661,564
6.75%, 06/30/30	725		616,654
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	775		651,976
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	3,300		2,908,488
4.10%, 10/01/46	1,973		1,182,515
6.75%, 03/01/28 †	1,225		1,172,542
7.12%, 01/31/25	400		396,860
			9,121,212
Kuwait: 0.4%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	600		518,062
4.50%, 02/23/27	750		637,988
			1,156,050
Luxembourg: 2.4%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	344		310,279
Aegea Finance Sarl 144A
6.75%, 05/20/29	350		320,610
9.00%, 01/20/31	300		299,442
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	700		575,907

See Notes to Financial Statements

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Luxembourg (continued)
Cosan Luxembourg SA 144A 7.50%, 06/27/30	$200		$195,365
CSN Resources SA 144A
4.62%, 06/10/31	525		391,759
5.88%, 04/08/32	275		217,734
Energian Israel Finance Ltd. 144A Reg S
4.88%, 03/30/26	825		729,094
5.38%, 03/30/28	825		677,902
5.88%, 03/30/31	775		621,705
FORESEA Holding SA 144A 7.50%, 06/15/30	200		187,000
Hidrovias International Finance SARL 144A 4.95%, 02/08/31	250		192,931
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	1,063		756,901
Minerva Luxembourg SA 144A
4.38%, 03/18/31	750		582,412
8.88%, 09/13/33	600		589,920
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	375		356,969
Poinsettia Finance Ltd. 144A 6.62%, 06/17/31	174		140,430
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32	300		230,974
			7,377,334
Macao: 0.3%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	1,000		880,160
Mauritius: 2.6%
Axian Telecom 144A 7.38%, 02/16/27 †	525		468,825
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	561		468,658
CA Magnum Holdings 144A 5.38%, 10/31/26	1,225		1,073,998
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	450		384,602
Diamond II Ltd. 144A 7.95%, 07/28/26	450		437,334
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,183		995,485
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	975		930,660
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	1,250		1,023,163
India Airport Infra 144A 6.25%, 10/25/25	475		460,339
	Par (000’s	)	Value
Mauritius (continued)
India Clean Energy Holdings 144A 4.50%, 04/18/27	$550		$446,531
India Green Power Holdings 144A 4.00%, 02/22/27	550		473,693
Liquid Telecommunications Financing Plc 144A 5.50%, 09/04/26	800		495,042
Network i2i Ltd. 144A 3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 3/3/2026 (o)	575		520,369
			8,178,699
Mexico: 6.8%
Alsea SAB de CV 144A 7.75%, 12/14/26	650		645,832
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/31	650		522,903
Braskem Idesa SAPI 144A 6.99%, 02/20/32	1,500		886,669
Cemex SAB de CV 144A 3.88%, 07/11/31	1,425		1,157,744
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	1,300		1,203,605
5.20%, 09/17/30	925		838,977
5.45%, 11/19/29	975		909,121
9.12% (US Treasury Yield Curve Rate T 5 Year+5.16%), 3/14/2028 (o)	1,300		1,334,301
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	475		346,066
Electricidad Firme de Mexico Holdings SA de CV 144A 4.90%, 11/20/26 †	450		392,063
Grupo Aeromexico SAB de CV 144A 8.50%, 03/17/27	950		881,888
Grupo Axo SAPI de CV 144A 5.75%, 06/08/26	475		415,245
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	575		484,496
Metalsa Sapi De Cv 144A 3.75%, 05/04/31	450		338,462
Nemak SAB de CV 144A 3.62%, 06/28/31 †	675		499,940
Petroleos Mexicanos
4.25%, 01/15/25	125		119,988
4.50%, 01/23/26	250		224,921
5.35%, 02/12/28	450		363,513
5.50%, 06/27/44	150		80,544
5.62%, 01/23/46	150		79,616
5.95%, 01/28/31	850		608,728
6.35%, 02/12/48	350		193,234

See Notes to Financial Statements

16

	Par (000’s	)	Value
Mexico (continued)
6.38%, 01/23/45	$275		$155,694
6.49%, 01/23/27	350		310,187
6.50%, 03/13/27	875		772,595
6.50%, 01/23/29	250		201,464
6.50%, 06/02/41	375		222,093
6.62%, 06/15/35	625		412,629
6.62%, 06/15/38	125		77,311
6.70%, 02/16/32	1,500		1,106,956
6.75%, 09/21/47	1,225		694,959
6.84%, 01/23/30	500		389,687
6.88%, 10/16/25	200		192,165
6.88%, 08/04/26	550		508,181
6.95%, 01/28/60	850		481,986
7.69%, 01/23/50	1,775		1,097,321
8.75%, 06/02/29	400		354,030
10.00%, 02/07/33	450		398,206
Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25 †	375		337,438
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	700		335,754
7.50%, 11/12/25 †	700		508,820
			21,085,332
Morocco: 0.9%
OCP SA 144A
3.75%, 06/23/31	925		730,868
4.50%, 10/22/25	750		719,085
5.12%, 06/23/51	925		596,038
6.88%, 04/25/44	725		596,505
			2,642,496
Netherlands: 1.5%
Coruripe Netherlands BV 144A 10.00%, 02/10/27	250		176,970
Embraer Netherlands Finance BV 144A 7.00%, 07/28/30	500		488,695
Greenko Dutch BV 144A 3.85%, 03/29/26	601		537,743
Greenko Dutch BV Reg S 3.85%, 03/29/26	450		402,469
Petrobras Global Finance BV 5.50%, 06/10/51 †	375		280,681
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	975		886,459
5.12%, 05/09/29 †	975		851,945
7.88%, 09/15/29	575		567,725
8.12%, 09/15/31 †	475		470,878
			4,663,565
Nigeria: 0.9%
Access Bank Plc 144A 6.12%, 09/21/26	600		502,200
EBN Finance Co. BV 144A 7.12%, 02/16/26	450		389,473
Fidelity Bank Plc 144A
	Par (000’s	)	Value
Nigeria (continued)
7.62%, 10/28/26	$500		$439,025
First Bank of Nigeria Ltd. Via FBN Finance Co. BV 144A 8.62%, 10/27/25	450		428,625
SEPLAT Energy Plc 144A 7.75%, 04/01/26	900		762,120
United Bank for Africa Plc 144A 6.75%, 11/19/26	275		237,935
			2,759,378
Oman: 1.6%
Bank Muscat SAOG Reg S 4.75%, 03/17/26	700		669,395
Lamar Funding Ltd. 144A 3.96%, 05/07/25	1,375		1,310,986
Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	575		555,986
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	700		657,605
OQ SAOC 144A 5.12%, 05/06/28	950		898,359
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28	825		824,619
			4,916,950
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	650		283,501
Panama: 0.5%
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 5/7/2031 (o)	425		376,644
Banistmo SA 144A 4.25%, 07/31/27	500		438,010
Global Bank Corp. 144A 5.25%, 04/16/29	500		440,903
Multibank, Inc. 144A 7.75%, 02/03/28	400		392,500
			1,648,057
Paraguay: 0.2%
Banco Continental SAECA 144A 2.75%, 12/10/25	400		364,915
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	425		345,436
			710,351
Peru: 2.1%
Auna SAA 144A 6.50%, 11/20/25	450		412,115
Banco Internacional del Peru SAA Interbank 144A 4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	400		370,388

See Notes to Financial Statements

17

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Peru (continued)
Camposol SA 144A 6.00%, 02/03/27	$550		$324,291
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26 †	725		631,966
InRetail Shopping Malls 144A 5.75%, 04/03/28	425		391,975
Minsur SA 144A 4.50%, 10/28/31 †	675		548,806
Peru LNG Srl 144A 5.38%, 03/22/30	1,150		882,090
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,300		871,901
5.62%, 06/19/47	2,500		1,378,964
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.50%, 08/02/28	400		327,204
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	550		264,553
			6,404,253
Philippines: 0.1%
Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 8/27/2025 (o)	400		363,000
Poland: 0.4%
Canpack SA / Canpack US LLC 144A
3.12%, 11/01/25	525		481,882
3.88%, 11/15/29	1,000		786,320
			1,268,202
Saudi Arabia: 0.6%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	650		622,315
Dar Al-Arkan Sukuk Co. Ltd. Reg S
6.75%, 02/15/25	700		692,614
6.88%, 02/26/27	600		574,021
			1,888,950
Singapore: 2.3%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27 †	600		594,231
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	624		579,677
GLP Pte Ltd. Reg S 3.88%, 06/04/25	1,250		775,000
4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 5/17/2026 (o)	1,300		380,510
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 6/29/2027 (o)	200		58,629
	Par (000’s	)	Value
Singapore (continued)
Greenko Solar Mauritius Ltd. 144A
5.55%, 01/29/25	$750		$720,938
5.95%, 07/29/26	700		646,625
Medco Laurel Tree Pte Ltd. 144A 6.95%, 11/12/28	500		462,262
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29	400		393,750
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	725		709,073
Puma International Financing SA 144A 5.00%, 01/24/26	1,000		898,077
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	568		539,949
TML Holdings Pte Ltd. Reg S 4.35%, 06/09/26	500		453,731
			7,212,452
South Africa: 2.3%
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	1,325		1,202,471
7.12%, 02/11/25	1,600		1,572,477
8.45%, 08/10/28	650		617,417
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	550		483,312
MTN Mauritius Investments Ltd. 144A
4.75%, 11/11/24	525		513,292
6.50%, 10/13/26	800		784,240
Sasol Financing USA LLC 6.50%, 09/27/28 †	950		841,724
Transnet SOC Ltd. 144A 8.25%, 02/06/28	1,250		1,185,252
			7,200,185
Spain: 0.8%
AES Espana BV 144A 5.70%, 05/04/28	400		352,474
AI Candelaria Spain SA 144A 5.75%, 06/15/33	825		564,123
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	550		522,640
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	675		445,703
International Airport Finance SA 144A 12.00%, 03/15/33	610		586,289
			2,471,229

See Notes to Financial Statements

18

	Par (000’s	)	Value
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	$475		$411,342
Thailand: 0.7%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,625		1,323,233
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,000		883,248
			2,206,481
Trinidad and Tobago: 0.7%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	600		624,300
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	525		481,701
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	325		273,416
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	750		721,275
			2,100,692
Turkey: 6.5%
Akbank TAS 144A
5.12%, 03/31/25	600		579,306
6.80%, 02/06/26 †	625		608,016
6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/31	650		608,892
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 06/29/28	775		629,711
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	1,000		877,340
KOC Holding AS 144A 6.50%, 03/11/25	950		938,752
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	498		437,304
Pegasus Hava Tasimaciligi AS 144A 9.25%, 04/30/26	550		553,673
TC Ziraat Bankasi AS 144A
5.38%, 03/02/26	800		746,544
9.50%, 08/01/26	600		612,015
Turk Telekomunikasyon AS 144A 6.88%, 02/28/25	755		737,250
Turkcell Iletisim Hizmetleri AS 144A
	Par (000’s	)	Value
Turkey (continued)
5.75%, 10/15/25	$675		$648,907
5.80%, 04/11/28	575		524,440
Turkiye Ihracat Kredi Bankasi AS 144A
5.75%, 07/06/26	950		888,957
9.00%, 01/28/27	500		500,629
9.38%, 01/31/26	750		763,063
Turkiye Is Bankasi AS Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	1,050		1,025,346
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	350		331,527
6.00%, 01/23/25	550		537,544
9.38%, 10/19/28	400		407,513
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	825		798,658
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	925		896,538
5.50%, 10/01/26	675		623,710
6.50%, 01/08/26	925		891,265
9.00%, 10/12/28	1,000		997,500
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	700		655,413
WE Soda Investments Holding Plc 144A 9.50%, 10/06/28	1,000		999,850
Yapi ve Kredi Bankasi AS 144A 7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	575		553,466
9.25%, 10/16/28	700		705,138
Zorlu Yenilenebilir Enerji AS 144A 9.00%, 06/01/26	300		277,355
			20,355,622
Ukraine: 0.7%
Kernel Holding SA 144A 6.75%, 10/27/27	400		254,416
Metinvest BV 144A
7.65%, 10/01/27	450		288,000
7.75%, 10/17/29	600		358,500
NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.62%, 11/08/28	300		148,425
NPC Ukrenergo 144A 6.88%, 11/09/28	1,100		305,195
Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/26	1,100		584,232
VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	400		297,956
			2,236,724

See Notes to Financial Statements

19

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United Arab Emirates: 2.6%
Alpha Star Holding VII Ltd. Reg S 7.75%, 04/27/26	$900		$883,779
DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (CMT USD 6 Year+3.66%), 1/22/2025 (o)	1,050		1,040,343
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/1/2025 (o)	1,950		1,907,917
Emirates NBD Bank PJSC Reg S 6.12% (CMT USD 6 Year+3.66%), 3/20/2025 (o)	1,250		1,222,001
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	1,250		1,204,525
MAF Global Securities Ltd. Reg S 6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/20/2025 (o)	550		526,360
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	1,400		1,332,349
			8,117,274
United Kingdom: 2.6%
Allwyn Entertainment Financing UK Plc 144A 7.88%, 04/30/29	850		842,316
Avianca Midco 2 Plc 144A 9.00%, 12/01/28 †	2,100		1,728,038
Bidvest Group UK Plc 144A 3.62%, 09/23/26	975		869,259
Endeavour Mining Plc 144A 5.00%, 10/14/26	575		508,610
IHS Holding Ltd. 144A
5.62%, 11/29/26	675		546,105
6.25%, 11/29/28	625		462,369
Tullow Oil Plc 144A 10.25%, 05/15/26	2,100		1,805,433
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	1,600		1,165,065
			7,927,195
United States: 5.2%
ABRA Global Finance 144A 11.50%, 03/02/28	500		385,466
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	400		370,924
Azul Secured Finance LLP 144A
10.88%, 05/28/30	350		267,962
11.93%, 08/28/28	500		486,437
Energuate Trust 144A
	Par (000’s)	Value
United States (continued)
5.88%, 05/03/27	$400	$359,444
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	1,000	666,460
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	550	482,207
7.75%, 05/01/27	600	540,030
Mercury Chile Holdco LLC 144A 6.50%, 01/24/27	500	449,802
MGM China Holdings Ltd. 144A
5.25%, 06/18/25	658	626,771
5.88%, 05/15/26 †	1,000	933,700
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	850	772,650
Playtika Holding Corp. 144A 4.25%, 03/15/29	800	646,048
Sasol Financing USA LLC
4.38%, 09/18/26 †	825	724,519
5.50%, 03/18/31	1,075	824,883
Sasol Financing USA LLC 144A 8.75%, 05/03/29	1,275	1,212,423
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	700	542,616
Stillwater Mining Co. 144A
4.00%, 11/16/26	825	712,429
4.50%, 11/16/29	750	571,472
Wynn Macau Ltd. 144A
5.12%, 12/15/29	1,375	1,080,823
5.50%, 01/15/26	1,325	1,231,939
5.50%, 10/01/27 †	1,000	871,001
5.62%, 08/26/28	1,725	1,448,720
		16,208,726
Uruguay: 0.1%
Arcos Dorados BV 144A 6.12%, 05/27/29	450	419,850
Uzbekistan: 0.7%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	400	360,246
National Bank of Uzbekistan Reg S 4.85%, 10/21/25	400	366,600
Uzauto Motors AJ 144A 4.85%, 05/04/26	400	350,520
Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	450	427,162
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	850	670,441
		2,174,969

See Notes to Financial Statements

20

	Par (000’s	)	Value
Zambia: 1.3%
First Quantum Minerals Ltd. 144A
6.88%, 03/01/26 †	$1,275		$1,122,000
6.88%, 10/15/27	1,925		1,642,479
7.50%, 04/01/25	1,350		1,268,378
			4,032,857
Total Corporate Bonds (Cost: $351,952,024)			296,814,315

GOVERNMENT OBLIGATIONS: 1.5%
Argentina: 1.1%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	1,200		1,104,510
Provincia de Cordoba 144A
6.88%, 02/01/29	582		424,807
6.99%, 06/01/27 (s)	632		477,312
Provincia de Mendoza 144A 5.75%, 03/19/29 (s)	656		514,778
Provincia de Neuquen 144A 6.75%, 04/27/30 (s)	500		375,000
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	598		476,870
			3,373,277
Turkey: 0.4%
Istanbul Metropolitan Municipality 144A
	Par (000’s	)	Value
Turkey (continued)
6.38%, 12/09/25	$750		$702,852
10.75%, 04/12/27	475		485,925
			1,188,777
Ukraine: 0.0%
State Agency of Roads of Ukraine 144A 6.25%, 06/24/30	1,000		238,205
Total Government Obligations (Cost: $5,843,954)			4,800,259
Total Investments Before Collateral for Securities Loaned: 96.9% (Cost: $357,795,978)			301,614,574

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1%
Money Market Fund: 5.1% (Cost: $15,921,278)
State Street Navigator Securities Lending Government Money Market Portfolio	15,921,278		15,921,278
Total Investments: 102.0% (Cost: $373,717,256)			317,535,852
Liabilities in excess of other assets: (2.0)%			(6,236,912)
NET ASSETS: 100.0%			$311,298,940

Definitions:

USD	United States Dollar

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $15,325,318.
(o)	Perpetual Maturity — the date shown is the next call date
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $210,025,352, or 67.5% of net assets.

See Notes to Financial Statements

21

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	30.9%	$93,276,629
Energy	20.4	61,580,152
Industrials	10.5	31,772,095
Basic Materials	10.4	31,418,553
Utilities	9.3	28,167,318
Consumer Cyclicals	4.3	13,057,455
Technology	4.1	12,257,678
Consumer Non-Cyclicals	3.6	10,918,959
Healthcare	3.4	10,181,065
Government	1.6	4,800,259
Real Estate	1.3	3,764,724
Institutions, Associations & Organizations	0.2	419,687
	100.0%	$301,614,574

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$10,930,074	$—	$10,930,074
Armenia	—	419,687	—	419,687
Austria	—	259,730	—	259,730
Azerbaijan	—	3,349,151	—	3,349,151
Bahrain	—	3,228,484	—	3,228,484
Bermuda	—	1,326,496	—	1,326,496
Brazil	—	23,654,100	—	23,654,100
British Virgin Islands	—	795,052	—	795,052
Canada	—	2,245,311	—	2,245,311
Cayman Islands	—	10,007,993	—	10,007,993
Chile	—	3,486,055	—	3,486,055
China	—	17,729,140	—	17,729,140
Colombia	—	18,547,273	—	18,547,273
Costa Rica	—	870,777	—	870,777
Cyprus	—	771,872	—	771,872
Czech Republic	—	619,119	—	619,119
Dominican Republic	—	345,476	—	345,476
France	—	484,988	—	484,988
Georgia	—	962,432	—	962,432
Ghana	—	1,325,246	—	1,325,246
Greece	—	655,395	—	655,395
Guatemala	—	1,642,255	—	1,642,255
Honduras	—	246,224	—	246,224
Hong Kong	—	16,993,597	—	16,993,597
Hungary	—	743,231	—	743,231
India	—	10,636,020	—	10,636,020
Indonesia	—	6,115,147	902	6,116,049
Israel	—	9,121,212	—	9,121,212
Kuwait	—	1,156,050	—	1,156,050
Luxembourg	—	7,377,334	—	7,377,334
Macao	—	880,160	—	880,160
Mauritius	—	8,178,699	—	8,178,699
Mexico	—	21,085,332	—	21,085,332
Morocco	—	2,642,496	—	2,642,496
Netherlands	—	4,663,565	—	4,663,565
Nigeria	—	2,759,378	—	2,759,378
Oman	—	4,916,950	—	4,916,950
Pakistan	—	283,501	—	283,501
Panama	—	1,648,057	—	1,648,057
Paraguay	—	710,351	—	710,351
Peru	—	6,404,253	—	6,404,253
Philippines	—	363,000	—	363,000
Poland	—	1,268,202	—	1,268,202
Saudi Arabia	—	1,888,950	—	1,888,950
Singapore	—	7,212,452	—	7,212,452
South Africa	—	7,200,185	—	7,200,185
Spain	—	2,471,229	—	2,471,229
Tanzania	—	411,342	—	411,342
Thailand	—	2,206,481	—	2,206,481
Trinidad and Tobago	—	2,100,692	—	2,100,692
Turkey	—	20,355,622	—	20,355,622
Ukraine	—	2,236,724	—	2,236,724
United Arab Emirates	—	8,117,274	—	8,117,274
United Kingdom	—	7,927,195	—	7,927,195
United States	—	16,208,726	—	16,208,726

See Notes to Financial Statements

23

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Uruguay	$—	$419,850	$—	$419,850
Uzbekistan	—	2,174,969	—	2,174,969
Zambia	—	4,032,857	—	4,032,857
Government Obligations *	—	4,800,259	—	4,800,259
Money Market Fund	15,921,278	—	—	15,921,278
Total Investments	$15,921,278	$301,613,672	$902	$317,535,852

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

24

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.3%
Australia: 2.4%
Buckeye Partners LP
3.95%, 12/01/26	$20,973		$19,137,234
4.12%, 12/01/27	14,017		12,193,388
5.60%, 10/15/44	10,537		7,083,498
5.85%, 11/15/43	13,988		9,898,958
Port of Newcastle Investments Financing Pty Ltd. 144A 5.90%, 11/24/31 †	10,545		8,825,743
			57,138,821
Canada: 3.9%
Bombardier, Inc. 144A 7.45%, 05/01/34	17,851		20,037,748
Methanex Corp.
4.25%, 12/01/24	10,501		10,264,596
5.25%, 12/15/29	24,579		21,760,418
5.65%, 12/01/44	10,551		7,806,084
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82 †	26,259		23,140,996
TransAlta Corp. 6.50%, 03/15/40	10,643		9,405,336
			92,415,178
Germany: 1.6%
Dresdner Funding Trust I 144A 8.15%, 06/30/31	35,060		36,747,262
Ireland: 3.3%
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	24,578		23,863,771
4.38%, 03/15/26	24,575		23,095,240
4.65%, 06/15/30	26,329		22,016,520
4.90%, 12/15/44 †	10,693		7,315,762
			76,291,293
Italy: 5.1%
Telecom Italia Capital SA
6.00%, 09/30/34	35,060		28,891,680
6.38%, 11/15/33	35,012		29,888,897
7.20%, 07/18/36	35,059		30,348,024
7.72%, 06/04/38	35,049		30,979,110
			120,107,711
United Kingdom: 5.7%
Marks & Spencer Plc 144A 7.12%, 12/01/37	10,519		9,599,251
Rolls-Royce Plc 144A 3.62%, 10/14/25	34,954		32,797,631
Standard Chartered Plc 144A 7.01%, 07/30/37 (o)	26,200		24,109,392
Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	70,020		67,765,489
			134,271,763
	Par (000’s	)	Value
United States: 76.3%
Associated Banc-Corp. 4.25%, 01/15/25	$8,775		$8,413,842
Bath & Body Works, Inc. 6.95%, 03/01/33 †	10,877		9,416,520
Brandywine Operating Partnership LP
3.95%, 11/15/27	15,800		13,105,423
4.55%, 10/01/29	12,300		9,425,701
7.80%, 03/15/28 †	12,300		11,096,534
Brightsphere Investment Group, Inc. 4.80%, 07/27/26	9,651		8,772,132
Constellation Insurance, Inc. 144A
6.62%, 05/01/31 †	8,754		7,594,597
6.80%, 01/24/30	14,864		12,734,274
Crane NXT Co. 4.20%, 03/15/48	12,384		7,504,723
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26 †	12,363		12,563,281
Delta Air Lines, Inc.
3.75%, 10/28/29	16,629		14,155,436
4.38%, 04/19/28 †	14,390		13,232,756
Diversified Healthcare Trust 4.75%, 02/15/28	17,665		12,831,022
DPL, Inc. 4.35%, 04/15/29	13,989		11,424,131
Embarq Corp. 8.00%, 06/01/36	42,634		23,280,296
EnLink Midstream Partners LP
4.15%, 06/01/25	14,721		14,173,379
5.05%, 04/01/45	15,724		11,289,605
5.45%, 06/01/47	17,465		13,147,652
5.60%, 04/01/44	12,223		9,623,473
Entegris Escrow Corp. 144A 4.75%, 04/15/29	56,189		50,374,511
EQM Midstream Partners LP
4.12%, 12/01/26	17,566		16,312,041
5.50%, 07/15/28	29,809		27,848,509
6.50%, 07/15/48	19,232		16,282,525
First Republic Bank
4.38%, 08/01/46	9,339		35,021
4.62%, 02/13/47	10,345		38,789
FirstEnergy Corp.
1.60%, 01/15/26	10,492		9,460,771
2.05%, 03/01/25	10,537		9,926,976
2.25%, 09/01/30	15,752		12,170,323
2.65%, 03/01/30 †	21,068		17,014,165
3.40%, 03/01/50	29,836		18,077,121
4.15%, 07/15/27	52,436		48,578,095
5.10%, 07/15/47	21,201		17,603,339
7.38%, 11/15/31	16,212		17,501,648
Fluor Corp.
3.50%, 12/15/24	9,318		8,962,530
4.25%, 09/15/28	21,083		19,139,147
Ford Holdings LLC 9.30%, 03/01/30 †	4,873		5,227,365

See Notes to Financial Statements

25

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
Ford Motor Co.
4.35%, 12/08/26 †	$24,576		$23,186,223
4.75%, 01/15/43	32,684		22,744,688
5.29%, 12/08/46	21,341		15,526,406
6.62%, 10/01/28 †	7,290		7,211,596
7.40%, 11/01/46	6,552		6,155,064
7.45%, 07/16/31 †	17,554		17,727,902
Ford Motor Credit Co. LLC
3.81%, 11/02/27	12,344		11,018,186
4.06%, 11/01/24	23,650		23,045,516
4.13%, 08/04/25	22,947		21,894,794
4.27%, 01/09/27	14,784		13,694,252
4.39%, 01/08/26	19,686		18,681,169
4.54%, 08/01/26	12,334		11,612,550
4.69%, 06/09/25	9,867		9,541,056
5.11%, 05/03/29	24,348		22,183,383
Frontier Florida LLC 6.86%, 02/01/28 †	10,619		9,712,272
Genting New York LLC / GENNY Capital, Inc. 144A 3.30%, 02/15/26	18,474		16,489,528
Genworth Holdings, Inc. 6.50%, 06/15/34	9,651		8,389,596
Global Marine, Inc. 7.00%, 06/01/28	9,165		7,721,513
HB Fuller Co. 4.00%, 02/15/27	10,529		9,516,531
Hillenbrand, Inc. 5.00%, 09/15/26	13,132		12,610,003
Kohl’s Corp.
4.25%, 07/17/25 †	12,351		11,547,253
4.62%, 05/01/31 †	17,560		12,026,844
5.55%, 07/17/45	14,987		8,708,946
Las Vegas Sands Corp.
2.90%, 06/25/25	17,499		16,442,370
3.50%, 08/18/26	34,962		32,027,482
3.90%, 08/08/29	26,328		22,764,382
Lumen Technologies, Inc. 7.60%, 09/15/39	12,559		3,677,275
Macy’s Retail Holdings LLC
4.30%, 02/15/43	8,773		4,819,974
4.50%, 12/15/34 †	12,873		8,638,942
5.12%, 01/15/42	8,782		5,418,494
Murphy Oil Corp.
5.88%, 12/01/42	11,884		9,143,815
7.05%, 05/01/29	8,730		8,568,369
Navient Corp. 5.62%, 08/01/33	20,940		14,197,775
Newell Brands, Inc.
5.20%, 04/01/26	69,513		65,694,519
6.38%, 04/01/36	14,770		11,612,298
6.50%, 04/01/46	23,399		16,458,098
Nordstrom, Inc.
4.00%, 03/15/27	12,261		10,837,314
4.25%, 08/01/31 †	14,875		10,913,936
4.38%, 04/01/30 †	17,494		13,599,836
5.00%, 01/15/44	33,732		20,311,724
6.95%, 03/15/28 †	10,554		9,944,348
	Par (000’s	)	Value
United States (continued)
Oceaneering International, Inc.
4.65%, 11/15/24	$8,300		$8,326,425
6.00%, 02/01/28 †	10,485		9,631,521
Office Properties Income Trust
2.40%, 02/01/27	12,309		6,880,608
2.65%, 06/15/26	10,539		6,939,565
3.45%, 10/15/31	14,064		6,906,830
4.50%, 02/01/25	22,741		19,468,229
Pacific Western Bank 3.25% (Term SOFR USD 3 Month+2.52%), 05/01/31 †	14,008		10,396,738
Qwest Corp. 7.25%, 09/15/25 †	8,764		8,403,171
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S
4.62%, 04/16/29	35,019		26,931,362
4.62%, 04/06/31	12,326		8,703,327
Rockies Express Pipeline LLC 144A
3.60%, 05/15/25	14,042		13,302,617
4.80%, 05/15/30	12,293		10,347,847
4.95%, 07/15/29	19,298		17,028,426
6.88%, 04/15/40	17,499		14,581,718
7.50%, 07/15/38	8,758		8,105,222
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	17,550		14,972,875
7.50%, 10/15/27	10,547		10,398,341
Royal Caribbean Cruises Ltd. 144A 11.50%, 06/01/25	17,490		18,498,503
Safeway, Inc. 7.25%, 02/01/31	9,259		9,338,535
Seagate HDD Cayman
4.09%, 06/01/29	17,361		14,986,038
4.12%, 01/15/31	9,694		7,718,658
4.75%, 01/01/25	16,852		16,502,217
4.88%, 06/01/27	17,737		16,676,540
5.75%, 12/01/34	17,156		14,538,911
Sealed Air Corp. 144A 6.88%, 07/15/33 †	15,759		14,796,598
Service Properties Trust
3.95%, 01/15/28	14,055		10,521,604
4.38%, 02/15/30	14,028		9,691,312
4.50%, 03/15/25	12,294		11,493,107
4.75%, 10/01/26	15,807		13,454,341
4.95%, 02/15/27	14,050		11,711,106
4.95%, 10/01/29 †	14,935		10,782,154
5.25%, 02/15/26	12,254		10,971,006
Southwestern Energy Co. 5.70%, 01/23/25	13,756		13,603,154
Spirit AeroSystems, Inc.
3.85%, 06/15/26	10,572		9,778,628
4.60%, 06/15/28 †	24,533		19,432,489
Steelcase, Inc. 5.12%, 01/18/29 †	15,856		13,994,870
Tenet Healthcare Corp.

See Notes to Financial Statements

26

	Par (000’s	)	Value
United States (continued)
6.88%, 11/15/31	$12,761		$11,779,697
Toledo Hospital
4.98%, 11/15/45	9,596		5,603,430
5.33%, 11/15/28	11,211		8,618,456
6.01%, 11/15/48	14,017		9,391,390
Topaz Solar Farms LLC 144A 5.75%, 09/30/39	18,969		17,253,335
Transocean, Inc.
6.80%, 03/15/38	21,387		15,285,931
7.50%, 04/15/31 †	13,846		11,200,099
Travel + Leisure Co.
6.00%, 04/01/27	14,083		13,167,605
6.60%, 10/01/25 †	12,339		12,080,208
Under Armour, Inc. 3.25%, 06/15/26	21,006		19,150,927
United States Cellular Corp. 6.70%, 12/15/33 †	19,165		18,206,750
United States Steel Corp. 6.65%, 06/01/37 †	9,657		9,212,496
Valley National Bancorp 3.00% (Term SOFR USD 3 Month+2.36%), 06/15/31 †	10,620		8,498,823
Western Alliance Bancorp 3.00% (Term SOFR USD 3 Month+2.25%), 06/15/31 †	20,985		16,085,003
	Par (000’s	)	Value
United States (continued)
Xerox Corp.
4.80%, 03/01/35	$8,858		$5,398,617
6.75%, 12/15/39	12,363		8,060,341
XPO CNW, Inc. 6.70%, 05/01/34	10,484		9,708,656
Yum! Brands, Inc.
5.35%, 11/01/43	9,634		8,214,045
6.88%, 11/15/37	11,466		11,331,543
			1,792,415,820
Total Corporate Bonds (Cost: $2,676,554,304)			2,309,387,848

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.4%
Money Market Fund: 3.4% (Cost: $79,671,097)
State Street Navigator Securities Lending Government Money Market Portfolio	79,671,097		79,671,097
Total Investments: 101.7% (Cost: $2,756,225,401)			2,389,058,945
Liabilities in excess of other assets: (1.7)%			(39,407,418)
NET ASSETS: 100.0%			$2,349,651,527

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $84,090,029.
(o)	Perpetual Maturity — the date shown is the next call date

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $356,365,199, or 15.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclicals	23.8%	$548,900,786
Technology	17.3	398,837,520
Energy	13.1	303,836,918
Financials	12.5	287,684,151
Industrials	9.0	207,433,696
Utilities	7.4	171,161,905
Real Estate	7.2	165,278,545
Healthcare	4.8	111,684,265
Basic Materials	3.7	85,920,004
Consumer Non-Cyclicals	0.8	18,937,786
Communications	0.4	9,712,272
	100.0%	$2,309,387,848

See Notes to Financial Statements

27

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$2,309,387,848	$—	$2,309,387,848
Money Market Fund	79,671,097	—	—	79,671,097
Total Investments	$79,671,097	$2,309,387,848	$—	$2,389,058,945

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

28

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 87.5%
Argentina: 0.1%
Genneia SA 144A 8.75%, 09/02/27	$80		$76,237
Australia: 1.1%
Bank of China Ltd. Reg S 0.75%, 09/29/24	200		191,444
FMG Resources August 2006 Pty Ltd. 144A 6.12%, 04/15/32	300		265,290
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42	450		428,120
			884,854
Bermuda: 0.5%
Bacardi Ltd. / Bacardi-Martini BV 144A 5.25%, 01/15/29	200		190,625
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	200		176,305
			366,930
Brazil: 1.7%
Banco BTG Pactual SA 144A 2.75%, 01/11/26	150		138,376
Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	200		198,101
FS Luxembourg Sarl 144A 10.00%, 12/15/25	200		204,328
Klabin Austria GmbH 144A 7.00%, 04/03/49	150		136,692
Klabin Finance SA 144A 4.88%, 09/19/27	140		132,461
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	200		182,918
Suzano Austria GmbH 144A 5.75%, 07/14/26	50		48,981
Suzano International Finance BV 5.50%, 01/17/27	375		363,999
			1,405,856
British Virgin Islands: 0.3%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		270,062
Canada: 1.7%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	100		92,505
Brookfield Finance, Inc. 2.72%, 04/15/31 †	250		193,722
	Par (000’s	)	Value
Canada (continued)
Canadian Imperial Bank of Commerce 0.95%, 10/23/25	$250		$226,979
CDP Financial, Inc. Reg S 1.00%, 05/26/26	350		314,129
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	300		226,205
TransAlta Corp. 7.75%, 11/15/29	200		199,205
Tucson Electric Power Co. 1.50%, 08/01/30	150		112,076
			1,364,821
Cayman Islands: 0.8%
DP World Crescent Ltd. Reg S 5.50%, 09/13/33	350		330,567
Hongkong Land Finance Cayman Islands Co. Ltd. Reg S 2.25%, 07/15/31	200		151,799
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	200		185,187
			667,553
Chile: 0.8%
Colbun SA 144A 3.15%, 01/19/32	150		118,330
Interchile SA 144A 4.50%, 06/30/56	350		254,143
Inversiones CMPC SA 144A 4.38%, 04/04/27	100		93,793
Sociedad Quimica y Minera de Chile SA 144A 3.50%, 09/10/51	300		174,666
			640,932
China: 3.2%
China Construction Bank Corp. Reg S 1.25%, 08/04/25	200		185,373
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400		368,418
ICBCIL Finance Co. Ltd. Reg S 6.69% (Term SOFR USD 3 Month+1.31%), 11/20/24	200		200,313
Industrial & Commercial Bank of China Ltd. Reg S 6.39% (SOFR Compound Index+1.04%), 09/16/24	500		501,322
6.47%, 04/25/24	600		600,741
Lenovo Group Ltd. 144A 6.54%, 07/27/32	200		193,833
Midea Investment Development Co. Ltd. Reg S 2.88%, 02/24/27	200		182,775

See Notes to Financial Statements

29

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
China (continued)
Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	$200		$197,129
Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	200		194,439
			2,624,343
Colombia: 0.2%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	150		130,709
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	88		66,252
France: 0.9%
BNP Paribas SA 144A 1.68% (SOFR+0.91%), 06/30/27	300		264,877
Electricite de France SA 144A 3.62%, 10/13/25	450		432,593
			697,470
Georgia: 0.1%
Georgian Railway JSC 144A 4.00%, 06/17/28	100		86,010
Germany: 2.5%
Bank of China Ltd. Reg S 3.12%, 06/16/25	200		192,319
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	550		415,341
1.00%, 10/01/26	950		849,541
1.75%, 09/14/29	500		420,269
Landesbank Baden- Wuerttemberg Reg S 2.00%, 02/24/25	188		179,168
			2,056,638
Hong Kong: 3.0%
Agricultural Bank of China Ltd. Reg S 2.00%, 03/01/25	300		286,059
Airport Authority Reg S 1.75%, 01/12/27	300		268,328
China Development Bank Reg S 0.62%, 09/09/24	200		191,413
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	200		172,039
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	200		181,169
Industrial & Commercial Bank of China Ltd. Reg S 2.95%, 06/01/25	200		192,020
Industrial Bank Co. Ltd. Reg S
0.88%, 06/10/24	200		194,020
3.25%, 05/18/25	200		193,343
	Par (000’s	)	Value
Hong Kong (continued)
Link Finance Cayman 2009 Ltd. Reg S 2.88%, 07/21/26	$200		$186,053
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	200		184,123
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	400		312,326
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200		102,262
			2,463,155
Hungary: 0.3%
MVM Energetika Zrt Reg S 7.50%, 06/09/28	200		200,363
India: 2.2%
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	250		232,580
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S 6.25%, 12/10/24	200		191,752
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	175		122,033
India Green Energy Holdings 144A 5.38%, 04/29/24	150		147,140
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32	100		82,100
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		184,720
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	168		138,289
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		182,502
REC Ltd. 144A 5.62%, 04/11/28	200		194,615
REC Ltd. Reg S 3.88%, 07/07/27	200		183,923
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28	200		163,676
			1,823,330
Indonesia: 0.7%
Pertamina Geothermal Energy PT 144A 5.15%, 04/27/28	200		193,108
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A

See Notes to Financial Statements

30

	Par (000’s	)	Value
Indonesia (continued)
4.85%, 10/14/38	$400		$330,984
			524,092
Ireland: 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A 6.00%, 06/15/27	200		189,251
Bank of Ireland Group Plc 144A 6.25% (US Treasury Yield Curve Rate T 1 Year+2.65%), 09/16/26	350		347,083
			536,334
Japan: 3.6%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		180,765
Honda Motor Co. Ltd.
2.27%, 03/10/25	200		191,235
2.97%, 03/10/32 †	600		494,193
Japan Bank for International Cooperation 1.62%, 01/20/27	200		178,746
Marubeni Corp. Reg S 1.58%, 09/17/26	200		177,704
Norinchukin Bank 144A
1.28%, 09/22/26	400		351,474
2.08%, 09/22/31	150		113,519
NTT Finance Corp. 144A
4.24%, 07/25/25	200		195,029
4.37%, 07/27/27	250		238,981
Renesas Electronics Corp. 144A 1.54%, 11/26/24	150		142,180
Sumitomo Mitsui Financial Group, Inc. 2.47%, 01/14/29	200		166,727
Sumitomo Mitsui Trust Bank Ltd. 144A 1.55%, 03/25/26	375		338,200
Toyota Motor Credit Corp. 2.15%, 02/13/30	200		162,268
			2,931,021
Luxembourg: 1.9%
European Investment Bank
1.62%, 05/13/31	500		396,552
3.75%, 02/14/33 †	1,300		1,179,256
			1,575,808
Macao: 1.0%
Bank of China Ltd. Reg S 6.12% (SOFR Compound Index+0.78%), 04/28/25	600		601,462
China Construction Bank Corp. Reg S 5.84% (SOFR Compound Index+0.50%), 12/21/24	200		199,727
			801,189
	Par (000’s	)	Value
Mauritius: 0.8%
Diamond II Ltd. 144A 7.95%, 07/28/26	$100		$97,185
Greenko Power II Ltd. 144A 4.30%, 12/13/28	93		78,077
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	200		190,905
India Cleantech Energy 144A 4.70%, 08/10/26	133		115,932
India Green Power Holdings 144A 4.00%, 02/22/27	200		172,252
			654,351
Mexico: 0.2%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	250		182,504
Netherlands: 4.2%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29	350		284,571
Cooperatieve Rabobank UA 144A 1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26	350		318,073
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	250		221,615
Greenko Dutch BV 144A 3.85%, 03/29/26	463		413,649
ING Groep NV 144A 1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26	450		413,338
4.62%, 01/06/26	300		290,556
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	200		198,253
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	100		77,086
2.38%, 03/24/26	350		327,940
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/31	550		420,244
3.40%, 05/01/30	300		251,773
5.00%, 01/15/33	200		178,403
			3,395,501
Norway: 0.6%
Kommunalbanken AS 144A
0.50%, 10/21/24	200		190,335
2.12%, 02/11/25	325		311,272
			501,607

See Notes to Financial Statements

31

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	$200		$87,231
Portugal: 0.4%
EDP Finance BV 144A 1.71%, 01/24/28	400		335,740
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200		183,571
Saudi Arabia: 0.5%
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	500		413,382
Singapore: 1.4%
Bank of China Ltd. Reg S 0.80%, 04/28/24	200		195,109
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	178		165,622
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	300		277,125
Industrial & Commercial Bank of China Ltd. Reg S 1.00%, 10/28/24	450		430,150
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	81		77,136
			1,145,142
South Africa: 0.2%
Bank of China Ltd. Reg S 1.88%, 02/16/25	200		190,920
South Korea: 5.5%
Export-Import Bank of Korea
2.12%, 01/18/32	550		422,933
5.12%, 01/11/33	200		191,906
Export-Import Bank of Korea 144A 1.75%, 10/19/28	250		210,016
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300		269,256
Kia Corp. 144A
1.75%, 10/16/26	200		177,598
2.38%, 02/14/25 †	200		191,079
Korea Development Bank 0.40%, 06/19/24	350		338,362
Korea East-West Power Co. Ltd. 144A 3.60%, 05/06/25	200		193,709
Korea Electric Power Corp. 144A
2.50%, 06/24/24	350		342,445
3.62%, 06/14/25	200		193,498
	Par (000’s	)	Value
South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd. 144A 5.00%, 07/18/28	$200		$194,608
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200		191,029
Korea Water Resources Corp. Reg S 3.50%, 04/27/25	200		193,747
LG Chem Ltd. 144A
1.38%, 07/07/26	200		177,774
2.38%, 07/07/31	225		172,037
3.25%, 10/15/24	250		243,578
3.62%, 04/15/29	50		44,836
LG Energy Solution Ltd. 144A 5.62%, 09/25/26	200		198,362
SK Hynix, Inc. 144A
2.38%, 01/19/31	250		183,666
6.50%, 01/17/33	200		190,492
SK On Co. Ltd. Reg S 5.38%, 05/11/26	200		198,149
			4,519,080
Spain: 0.7%
Avangrid, Inc.
3.20%, 04/15/25	381		364,758
3.80%, 06/01/29	250		219,873
			584,631
Supranational: 4.4%
European Bank for Reconstruction & Development
1.50%, 02/13/25	100		95,132
1.62%, 09/27/24	500		482,595
European Investment Bank
0.75%, 09/23/30	600		453,658
1.62%, 10/09/29 †	380		316,848
2.12%, 04/13/26 †	300		280,123
2.38%, 05/24/27	650		596,906
European Investment Bank 144A 2.88%, 06/13/25	750		722,305
International Bank for Reconstruction & Development
2.12%, 03/03/25	280		268,246
3.12%, 11/20/25	75		72,066
International Finance Corp. 2.12%, 04/07/26	344		320,935
			3,608,814
Sweden: 0.8%
Kommuninvest I Sverige AB 144A 0.38%, 06/19/24	350		338,458
Swedbank AB 144A 1.54%, 11/16/26	350		307,886
			646,344

See Notes to Financial Statements

32

	Par (000’s	)	Value
Turkey: 0.2%
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	$200		$175,468
United Arab Emirates: 1.3%
Industrial & Commercial Bank of China Ltd. Reg S 6.27% (SOFR Compound Index+0.93%), 01/19/26	400		402,360
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	200		176,053
4.64%, 05/14/29	200		185,400
Masdar Abu Dhabi Future Energy Co. Reg S 4.88%, 07/25/33	200		182,980
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	194		144,667
			1,091,460
United Kingdom: 2.1%
Atlantica Sustainable Infrastructure Plc 144A 4.12%, 06/15/28	200		172,966
Brookfield Finance I UK Plc / Brookfield Finance, Inc. 2.34%, 01/30/32	150		109,279
China Construction Bank Corp. Reg S 3.12%, 05/17/25	350		337,580
China Merchants Bank Co. Ltd. Reg S 5.99% (SOFR Compound Index+0.65%), 06/13/26	200		200,380
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		230,005
Shanghai Pudong Development Bank Co. Ltd./London Reg S 3.25%, 07/14/25	200		192,600
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		182,915
Vmed O2 UK Financing I Plc 144A 4.75%, 07/15/31	400		322,327
			1,748,052
United States: 36.5%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	200		185,462
AES Corp.
1.38%, 01/15/26	350		311,174
2.45%, 01/15/31	505		379,748
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350		246,464
2.95%, 03/15/34	250		182,405
	Par (000’s	)	Value
United States (continued)
3.80%, 04/15/26	$100		$95,229
Aligned Data Centers Issuer LLC 144A 1.94%, 08/15/46	388		338,948
Amgen, Inc. 3.00%, 02/22/29 †	250		219,622
Apple, Inc. 3.00%, 06/20/27	300		278,428
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A
3.25%, 09/01/28	200		163,124
4.00%, 09/01/29 †	200		150,275
Arizona Public Service Co. 2.65%, 09/15/50	200		102,421
AvalonBay Communities, Inc.
1.90%, 12/01/28	100		83,625
2.05%, 01/15/32	250		188,831
Bank of America Corp. 2.46% (Term SOFR USD 3 Month+1.13%), 10/22/25	650		624,891
Bank of China Ltd. Reg S 4.62%, 06/26/26	300		294,467
Boston Properties LP
2.45%, 10/01/33	400		260,178
3.40%, 06/21/29 †	225		182,226
4.50%, 12/01/28	575		506,011
6.50%, 01/15/34 †	400		365,489
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	400		312,363
4.75%, 03/15/28	275		245,750
Comcast Corp. 4.65%, 02/15/33	300		271,619
Dana, Inc. 4.25%, 09/01/30	200		158,560
Deutsche Bank AG 1.69%, 03/19/26	300		270,512
Dominion Energy, Inc. 2.25%, 08/15/31	350		261,166
DTE Electric Co.
1.90%, 04/01/28	150		128,753
3.25%, 04/01/51	200		121,146
3.95%, 03/01/49	290		203,889
Duke Energy Carolinas LLC 3.95%, 11/15/28	350		323,935
Duke Energy Progress LLC 3.45%, 03/15/29 †	300		268,637
Equinix, Inc.
1.00%, 09/15/25	300		273,271
2.50%, 05/15/31	350		267,378
3.90%, 04/15/32	350		291,459
ERP Operating LP 4.15%, 12/01/28	200		184,985
Evergy Kansas Central, Inc. 2.55%, 07/01/26	100		92,511
Fannie Mae-Aces

See Notes to Financial Statements

33

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
1.44%, 10/25/29	$300		$238,644
2.44%, 10/25/29	37		31,629
2.52%, 08/25/29	236		203,469
2.62%, 07/25/24	111		108,449
2.82%, 02/25/27	205		190,813
2.94%, 06/25/29	8		7,540
3.00%, 01/25/28	379		346,007
3.06%, 09/25/27	248		229,825
3.13%, 03/25/28	206		187,989
3.17%, 03/25/28	380		349,189
3.17%, 02/25/30	321		284,594
3.20%, 11/25/27	13		11,812
3.41%, 06/25/28	317		292,848
3.67%, 09/25/28	493		456,355
3.87%, 09/25/30	90		81,377
Federal Realty OP LP 1.25%, 02/15/26 †	100		89,863
Fifth Third Bancorp 1.71% (SOFR+0.69%), 11/01/27	200		170,522
Ford Motor Co.
3.25%, 02/12/32	1,150		868,864
6.10%, 08/19/32 †	250		231,426
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		23,049
1.49%, 11/25/30	200		153,127
2.88%, 04/25/26	285		269,282
General Motors Co.
5.40%, 10/15/29 †	150		140,905
5.60%, 10/15/32 †	550		502,429
Hanwha Q Cells Americas Holdings Corp. 144A 5.00%, 07/27/28	200		193,198
HAT Holdings I LLC / HAT Holdings II LLC 144A 6.00%, 04/15/25 †	150		145,915
Healthpeak OP LLC
1.35%, 02/01/27	200		172,378
2.12%, 12/01/28	100		82,490
Host Hotels & Resorts LP
2.90%, 12/15/31	250		186,983
3.38%, 12/15/29	100		82,449
Hyundai Capital America 144A 5.80%, 06/26/25	200		198,884
Interstate Power & Light Co.
3.50%, 09/30/49	150		93,684
4.10%, 09/26/28	350		324,405
Jabil, Inc. 4.25%, 05/15/27	200		187,749
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	200		152,013
JPMorgan Chase & Co.
	Par (000’s	)	Value
United States (continued)
0.77% (SOFR+0.49%), 08/09/25	$450		$429,934
Kaiser Foundation Hospitals
2.81%, 06/01/41	500		321,743
3.15%, 05/01/27	80		74,178
Kilroy Realty LP
2.50%, 11/15/32	50		33,133
2.65%, 11/15/33	150		98,163
4.75%, 12/15/28	100		88,100
Massachusetts Institute of Technology 3.96%, 07/01/38	200		166,435
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25	300		276,823
MidAmerican Energy Co.
2.70%, 08/01/52	200		107,401
3.10%, 05/01/27	425		390,222
3.15%, 04/15/50	200		119,970
3.65%, 04/15/29	150		135,325
3.65%, 08/01/48	400		270,874
3.95%, 08/01/47	125		89,058
4.25%, 07/15/49	275		203,408
5.35%, 01/15/34	200		192,429
New York State Electric & Gas Corp. 144A
2.15%, 10/01/31	200		147,152
5.85%, 08/15/33	200		192,289
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	425		354,885
Northern States Power Co.
2.25%, 04/01/31	150		117,986
2.60%, 06/01/51	250		133,107
2.90%, 03/01/50	250		144,095
3.20%, 04/01/52	200		119,790
NSTAR Electric Co. 3.25%, 05/15/29	225		199,292
Oncor Electric Delivery Co. LLC 4.15%, 06/01/32	100		88,317
Owens Corning 3.95%, 08/15/29	125		110,920
PacifiCorp
2.90%, 06/15/52	200		104,402
5.35%, 12/01/53	200		159,293
5.50%, 05/15/54	450		367,008
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	250		218,171
PepsiCo, Inc.
2.88%, 10/15/49 †	250		152,144
3.90%, 07/18/32	500		443,409
PG&E Recovery Funding LLC 5.54%, 07/15/47	350		317,859
Piedmont Operating Partnership LP

See Notes to Financial Statements

34

	Par (000’s	)	Value
United States (continued)
3.15%, 08/15/30	$150		$104,673
PNC Financial Services Group, Inc. 2.20%, 11/01/24	160		153,863
4.76% (SOFR Compound Index+1.08%), 01/26/27	400		385,044
Prologis LP
1.25%, 10/15/30	275		201,261
1.75%, 02/01/31	200		149,653
Public Service Co. of Colorado
3.20%, 03/01/50	250		148,020
3.70%, 06/15/28	200		182,777
4.10%, 06/15/48	110		76,653
Public Service Co. of Oklahoma
2.20%, 08/15/31	300		226,037
3.15%, 08/15/51	150		85,172
Public Service Electric and Gas Co.
3.10%, 03/15/32	250		204,811
4.65%, 03/15/33	200		182,357
San Diego Gas & Electric Co. 4.95%, 08/15/28	100		96,463
SCE Recovery Funding LLC
4.70%, 06/15/40	150		136,335
5.11%, 12/15/47	200		170,596
Seattle Children’s Hospital 2.72%, 10/01/50	150		83,663
SK Battery America, Inc. Reg S 1.62%, 01/26/24	250		247,034
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	600		456,433
Sonoco Products Co. 2.85%, 02/01/32 †	400		310,972
Southern Power Co. 4.15%, 12/01/25	350		338,032
Southwestern Public Service Co. 3.15%, 05/01/50	250		144,553
Sunnova Energy Corp. 144A 5.88%, 09/01/26	100		81,090
Tennessee Valley Authority 1.50%, 09/15/31	200		151,388
Toyota Auto Receivables Owner 0.26%, 11/17/25	101		98,512
UDR, Inc. 1.90%, 03/15/33	175		119,266
Union Electric Co. 2.62%, 03/15/51	275		146,339
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200		190,420
Verizon Communications, Inc.

	Par (000’s	)	Value
United States (continued)
1.50%, 09/18/30	$300		$224,418
2.85%, 09/03/41	800		494,400
3.88%, 02/08/29	200		181,636
3.88%, 03/01/52	550		367,136
Vornado Realty LP 3.40%, 06/01/31	150		104,664
Welltower OP LLC
2.70%, 02/15/27	250		225,889
3.85%, 06/15/32	100		83,051
Wisconsin Electric Power Co. 4.75%, 09/30/32 †	250		230,339
Wisconsin Power and Light Co. 1.95%, 09/16/31	200		148,722
ZF North America Capital, Inc. 144A
6.88%, 04/14/28	200		194,031
7.12%, 04/14/30	200		194,260
			29,812,385
Total Corporate Bonds (Cost: $81,996,617)			71,470,142

GOVERNMENT OBLIGATIONS: 10.6%
Cayman Islands: 2.8%
Gaci First Investment Co. Reg S
4.75%, 02/14/30	200		188,225
4.88%, 02/14/35	300		265,424
5.00%, 10/13/27	600		583,048
5.12%, 02/14/53	250		193,438
5.25%, 10/13/32	850		809,094
5.38%, 10/13/22	300		232,035
			2,271,264
Chile: 1.0%
Chile Government International Bond
2.55%, 01/27/32	350		276,232
3.50%, 01/25/50	850		539,760
			815,992
Egypt: 0.0%
Egypt Government International Bond 144A 5.25%, 10/06/25	50		38,042
Hong Kong: 3.3%
Hong Kong Government International Bond 144A
0.62%, 02/02/26	200		181,298
1.38%, 02/02/31	400		310,994
2.38%, 02/02/51	200		113,142
4.00%, 06/07/28	200		192,445
4.00%, 06/07/33	700		643,569
4.50%, 01/11/28	650		639,955
4.62%, 01/11/33	300		290,566
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400		312,027
			2,683,996

See Notes to Financial Statements

35

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Indonesia: 1.3%
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	$150		$141,783
3.55%, 06/09/51	275		179,173
3.90%, 08/20/24	250		246,887
4.70%, 06/06/32	500		464,025
			1,031,868
Israel: 0.7%
Israel Government International Bond 4.50%, 01/17/33	600		529,312
Japan: 0.2%
Japan Finance Organization for Municipalities 144A 1.50%, 01/27/25	200		189,916
Saudi Arabia: 0.3%
Arab Petroleum Investments Corp. 144A 1.48%, 10/06/26	300		266,649
Supranational: 1.0%
Asian Development Bank
1.75%, 08/14/26	275		252,111
2.12%, 03/19/25	150		143,567
2.38%, 08/10/27	150		137,079
3.12%, 09/26/28	100		92,110
Central American Bank for Economic Integration Reg S 6.48% (Term SOFR USD 3 Month+1.11%), 11/15/24	200		200,334
			825,201
Total Government Obligations (Cost: $9,843,504)			8,652,240
	Par (000’s	)	Value
MUNICIPAL BONDS: 0.5%
United States: 0.5%
Commonwealth of Massachusetts (GO) 3.28%, 06/01/46	$150		$105,476
District of Columbia Water & Sewer Authority (RB) 4.81%, 10/01/14	170		137,747
Metropolitan Transportation Authority (RB) 5.17%, 11/15/49	200		164,770
Total Municipal Bonds (Cost: $624,014)			407,993

	Number of Shares
PREFERRED SECURITIES: 0.1% (Cost: $173,320)
Canada: 0.1%
Brookfield Finance, Inc. (USD) 4.62%, 10/16/80	7,000		103,670
Total Investments Before Collateral for Securities Loaned: 98.7% (Cost: $92,637,455)			80,634,045

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0% (Cost: $1,607,387)
State Street Navigator Securities Lending Government Money Market Portfolio	1,607,387		1,607,387
Total Investments: 100.7% (Cost: $94,244,842)			82,241,432
Liabilities in excess of other assets: (0.7)%			(539,231)
NET ASSETS: 100.0%			$81,702,201

Definitions:

GO	General Obligation
RB	Revenue Bond
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,858,933.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $24,982,548, or 30.6% of net assets.

See Notes to Financial Statements

36

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	34.5%	$27,816,120
Utilities	22.1	17,849,759
Government	11.2	9,060,233
Real Estate	7.3	5,928,165
Consumer Cyclicals	5.3	4,299,611
Technology	5.0	3,999,987
Mortgage Securities	4.7	3,804,948
Basic Materials	3.6	2,866,091
Industrials	2.8	2,237,257
Consumer Non-Cyclicals	1.2	968,682
Energy	1.2	937,552
Healthcare	0.9	699,205
Academic & Educational Services	0.2	166,435
	100.0%	$80,634,045

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$71,470,142	$—	$71,470,142
Government Obligations *	—	8,652,240	—	8,652,240
Municipal Bonds *	—	407,993	—	407,993
Preferred Securities *	103,670	—	—	103,670
Money Market Fund	1,607,387	—	—	1,607,387
Total Investments	$1,711,057	$80,530,375	$—	$82,241,432

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

37

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
FLOATING RATE NOTES: 98.5%
Australia: 9.7%
Australia & New Zealand Banking Group Ltd. 144A 5.98% (SOFR+0.64%), 10/03/25	$7,000		$7,007,282
6.09% (SOFR+0.75%), 07/03/25	5,400		5,415,486
Commonwealth Bank of Australia 144A 5.74% (SOFR+0.40%), 07/07/25	15,657		15,610,751
5.86% (SOFR+0.52%), 06/15/26	17,795		17,739,928
5.97% (SOFR+0.63%), 09/12/25	6,450		6,453,838
6.08% (SOFR+0.74%), 03/14/25	9,550		9,579,688
6.09% (SOFR+0.75%), 03/13/26	17,820		17,864,251
Macquarie Bank Ltd. 144A 6.65% (SOFR+1.31%), 03/21/25	5,525		5,570,273
National Australia Bank Ltd. 144A
5.72% (SOFR+0.38%), 01/12/25	2,300		2,293,425
5.99% (SOFR+0.65%), 01/12/27	17,650		17,538,798
6.10% (SOFR+0.76%), 05/13/25	6,400		6,420,288
6.20% (SOFR+0.86%), 06/09/25	7,025		7,050,510
Westpac Banking Corp. 5.64% (SOFR+0.30%), 11/18/24	3,665		3,658,400
6.34% (SOFR+1.00%), 08/26/25	5,999		6,042,200
			128,245,118
Canada: 2.2%
Bank of Montreal 5.66% (SOFR Compound Index+0.32%), 07/09/24	2,776		2,771,321
Bank of Nova Scotia 5.73% (SOFR+0.38%), 07/31/24	3,228		3,229,213
Canadian Imperial Bank of Commerce 5.76% (SOFR Compound Index+0.42%), 10/18/24	3,411		3,405,580
6.28% (SOFR+0.94%), 04/07/25	7,036		7,053,837
Federation des Caisses Desjardins du Quebec 144A 5.77% (SOFR+0.43%), 05/21/24	1,700		1,699,062
Royal Bank of Canada
	Par (000’s	)	Value
Canada (continued)
5.68% (SOFR Compound Index+0.34%), 10/07/24	$2,467		$2,460,277
5.70% (SOFR Compound Index+0.36%), 07/29/24	3,174		3,170,397
Toronto-Dominion Bank 5.69% (SOFR+0.35%), 09/10/24	4,441		4,431,345
			28,221,032
France: 2.3%
Banque Federative du Credit Mutuel SA 144A 5.75% (SOFR Compound Index+0.41%), 02/04/25	3,447		3,425,263
Credit Agricole SA 144A 6.63% (SOFR+1.29%), 07/05/26	18,800		18,953,283
Societe Generale SA 144A 6.39% (SOFR+1.05%), 01/21/26	8,175		8,130,901
			30,509,447
Japan: 6.0%
Mitsubishi UFJ Financial Group, Inc. 6.28% (SOFR+0.94%), 02/20/26	6,575		6,578,683
Mizuho Financial Group, Inc. 6.30% (SOFR+0.96%), 05/22/26	25,965		25,930,057
Sumitomo Mitsui Financial Group, Inc. 6.23% (SOFR+0.88%), 01/14/27	18,795		18,743,993
Sumitomo Mitsui Trust Bank Ltd. 144A
5.78% (SOFR+0.44%), 09/16/24	3,575		3,569,664
6.46% (SOFR+1.12%), 03/09/26	6,050		6,081,347
6.49% (SOFR+1.15%), 09/14/26	18,175		18,326,421
			79,230,165
Netherlands: 4.3%
ABN AMRO Bank NV 144A 7.12% (SOFR Compound Index+1.78%), 09/18/27	18,950		18,967,083
ING Groep NV
6.90% (SOFR+1.56%), 09/11/27	18,850		18,881,674
6.98% (SOFR Compound Index+1.64%), 03/28/26	18,840		18,960,574
			56,809,331
Norway: 0.5%
DNB Bank ASA 144A 6.17% (SOFR Compound Index+0.83%), 03/28/25	6,550		6,550,973
Singapore: 0.6%
DBS Group Holdings Ltd. 144A

See Notes to Financial Statements

38

	Par (000’s	)	Value
Singapore (continued)
5.95% (SOFR+0.61%), 09/12/25	$8,150		$8,159,913
Spain: 0.2%
Banco Santander SA 6.58% (SOFR+1.24%), 05/24/24	3,000		3,012,555
Sweden: 1.4%
Svenska Handelsbanken AB 144A 6.59% (SOFR Compound Index+1.25%), 06/15/26	18,800		18,955,160
Switzerland: 1.7%
UBS Group AG 144A 6.92% (SOFR+1.58%), 05/12/26	22,444		22,584,049
United Kingdom: 11.0%
ANZ New Zealand Int’l Ltd. 144A 5.94% (SOFR+0.60%), 02/18/25	2,525		2,523,556
HSBC Holdings Plc 5.92% (SOFR+0.58%), 11/22/24	2,400		2,399,971
6.77% (SOFR+1.43%), 03/10/26	7,650		7,670,929
6.90% (Term SOFR USD 3 Month+1.49%), 03/11/25	5,375		5,389,686
6.91% (SOFR+1.57%), 08/14/27	24,805		24,893,136
7.05% (Term SOFR USD 3 Month+1.64%), 09/12/26	24,542		24,643,691
Lloyds Banking Group Plc 6.90% (SOFR Compound Index+1.56%), 08/07/27	18,775		18,810,590
NatWest Markets Plc 144A 6.79% (SOFR+1.45%), 03/22/25	5,530		5,568,844
Standard Chartered Plc 144A 6.27% (SOFR+0.93%), 11/23/25	6,194		6,157,329
7.08% (SOFR+1.74%), 03/30/26	18,068		18,155,564
7.27% (SOFR+1.93%), 07/06/27	18,850		18,931,310
UBS AG 6.27% (SOFR+0.93%), 09/11/25	5,350		5,346,661
UBS AG 144A 5.79% (SOFR+0.45%), 08/09/24	4,725		4,716,606
			145,207,873
United States: 58.6%
American Express Co. 5.99% (SOFR Compound Index+0.65%), 11/04/26	18,308		18,048,407
6.06% (SOFR Compound Index+0.72%), 05/03/24	1,950		1,951,708
	Par (000’s	)	Value
United States (continued)
6.27% (SOFR+0.93%), 03/04/25	$3,445		$3,452,468
American Honda Finance Corp. 5.94% (SOFR Compound Index+0.62%), 06/07/24	2,875		2,878,164
6.02% (SOFR Compound Index+0.67%), 01/10/25 †	3,425		3,425,703
Analog Devices, Inc. 5.59% (SOFR Compound Index+0.25%), 10/01/24	2,574		2,573,266
AT&T, Inc. 6.85% (Term SOFR USD 3 Month+1.44%), 06/12/24 †	7,780		7,819,361
Athene Global Funding 144A 6.04% (SOFR Compound Index+0.70%), 05/24/24	6,983		6,958,745
Bank of America Corp.
6.00% (SOFR+0.66%), 02/04/25	6,991		6,976,512
6.03% (SOFR+0.69%), 04/22/25	6,448		6,436,668
6.39% (SOFR+1.05%), 02/04/28	30,190		29,866,674
6.40% (Term SOFR USD 3 Month+1.03%), 02/05/26	21,071		21,069,633
6.45% (SOFR+1.10%), 04/25/25 †	5,450		5,458,765
6.68% (SOFR+1.33%), 04/02/26	17,605		17,660,067
6.69% (SOFR+1.35%), 09/15/27	18,550		18,488,267
Bank of America NA 6.36% (SOFR+1.02%), 08/18/26	15,400		15,469,825
BMW US Capital LLC 144A 5.72% (SOFR Compound Index+0.38%), 08/12/24	3,635		3,633,715
5.96% (SOFR Compound Index+0.62%), 08/11/25	6,500		6,514,256
Capital One Financial Corp. 6.03% (SOFR+0.69%), 12/06/24	4,432		4,381,041
Caterpillar Financial Services Corp.
5.59% (SOFR+0.24%), 05/17/24	1,950		1,949,990
5.61% (SOFR+0.27%), 09/13/24	3,730		3,729,580
CenterPoint Energy, Inc. 5.99% (SOFR Compound Index+0.65%), 05/13/24	3,200		3,199,142
Charles Schwab Corp. 5.86% (SOFR Compound Index+0.52%), 05/13/26	18,733		18,346,714
6.39% (SOFR Compound Index+1.05%), 03/03/27	18,762		18,518,550
Citibank NA

See Notes to Financial Statements

39

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
6.15% (SOFR+0.81%), 09/29/25	$8,000		$8,004,966
Citigroup, Inc. 6.01% (SOFR+0.67%), 05/01/25	5,344		5,327,252
6.04% (SOFR+0.69%), 01/25/26	5,977		5,926,019
6.20% (Term SOFR USD 3 Month+0.81%), 08/25/36	33,280		27,818,256
6.62% (SOFR+1.28%), 02/24/28	30,080		29,945,927
6.71% (SOFR+1.37%), 05/24/25	5,335		5,350,093
6.87% (SOFR+1.53%), 03/17/26	18,609		18,684,850
6.91% (Term SOFR USD 3 Month+1.51%), 07/01/26	24,371		24,488,844
Cooperatieve Rabobank UA 6.04% (SOFR Compound Index+0.70%), 07/18/25	7,125		7,137,511
GA Global Funding Trust 144A 5.84% (SOFR+0.50%), 09/13/24	2,425		2,397,362
General Electric Co. 6.01% (Term SOFR USD 3 Month+0.64%), 05/05/26	25,945		25,851,596
Goldman Sachs Group, Inc. 6.05% (SOFR+0.70%), 01/24/25	3,100		3,092,781
6.41% (SOFR+1.06%), 08/10/26	18,693		18,655,445
6.80% (Term SOFR USD 3 Month+1.43%), 05/15/26	25,631		25,834,484
7.40% (Term SOFR USD 3 Month+2.01%), 10/28/27	25,178		25,709,641
Hartford Financial Services Group, Inc. 144A 7.75% (Term SOFR USD 3 Month+2.39%), 02/12/47	18,783		16,104,537
Hyundai Capital America 144A 6.49% (SOFR+1.15%), 08/04/25	5,500		5,502,101
Jackson National Life Global Funding 144A 6.49% (SOFR+1.15%), 06/28/24	4,175		4,183,033
John Deere Capital Corp. 5.55% (SOFR+0.20%), 10/11/24	5,605		5,606,050
5.84% (SOFR+0.50%), 07/03/25	2,625		2,630,780
JPMorgan Chase & Co. 5.88% (SOFR+0.54%), 06/01/25	5,340		5,319,579
5.92% (SOFR+0.58%), 06/23/25	5,350		5,332,416
	Par (000’s	)	Value
United States (continued)
6.11% (SOFR+0.77%), 09/22/27	$18,660		$18,389,633
6.23% (SOFR+0.89%), 04/22/27	18,764		18,643,563
6.26% (SOFR+0.92%), 02/24/26	8,011		8,011,843
6.31% (SOFR+0.97%), 06/14/25	5,348		5,356,648
6.52% (Term SOFR USD 3 Month+1.11%), 01/10/25	2,502		2,504,460
6.52% (SOFR+1.18%), 02/24/28	37,380		37,154,763
6.67% (SOFR+1.32%), 04/26/26 †	19,100		19,217,015
Lincoln National Corp. 8.00%, 05/17/66	21,507		13,979,550
MassMutual Global Funding II 144A 5.61% (SOFR+0.27%), 10/21/24	2,535		2,532,015
Metropolitan Life Global Funding I 144A 5.64% (SOFR+0.30%), 09/27/24	2,505		2,503,208
Morgan Stanley
5.97% (SOFR+0.62%), 01/24/25	6,122		6,107,849
6.29% (SOFR+0.95%), 02/18/26	8,140		8,127,937
6.51% (SOFR+1.17%), 04/17/25	5,360		5,369,363
Morgan Stanley Bank NA 6.12% (SOFR+0.78%), 07/16/25	8,550		8,552,724
Roche Holdings, Inc. 144A 5.90% (SOFR+0.56%), 03/10/25	3,700		3,707,124
Toyota Motor Credit Corp.
5.63% (SOFR+0.29%), 09/13/24	4,500		4,494,367
5.83% (SOFR+0.52%), 08/22/24	6,800		6,804,552
5.87% (SOFR+0.55%), 10/16/24	8,500		8,506,815
5.93% (SOFR+0.62%), 06/13/24	10,275		10,286,710
Truist Financial Corp.
5.74% (SOFR+0.40%), 06/09/25	10,879		10,649,601
Verizon Communications, Inc.
6.13% (SOFR Compound Index+0.79%), 03/20/26	19,792		19,900,547
6.73% (Term SOFR USD 3 Month+1.36%), 05/15/25	9,725		9,833,676
Volkswagen Group of America Finance LLC 144A 6.27% (SOFR+0.93%), 09/12/25	5,450		5,457,938

See Notes to Financial Statements

40

	Par (000’s	)	Value
United States (continued)
6.29% (SOFR+0.95%), 06/07/24	$2,460		$2,464,859
Wells Fargo & Co.
	Par (000’s	)	Value
United States (continued)
6.67% (SOFR+1.32%), 04/25/26	$26,242		$26,382,100
			772,649,604
Total Floating Rate Notes (Cost: $1,302,967,027)			1,300,135,220
Total Investments: 98.5% (Cost: $1,302,967,027)			1,300,135,220
Other assets less liabilities: 1.5%			19,319,289
NET ASSETS: 100.0%			$1,319,454,509

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $6,457,726.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $371,959,739, or 28.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Financials	91.9%	$1,195,401,326
Technology	3.1	40,126,849
Consumer Non-Cyclicals	2.0	25,851,596
Consumer Cyclicals	1.5	19,728,765
Industrials	1.2	15,827,541
Utilities	0.3	3,199,143
	100.0%	$1,300,135,220

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes *	$—	$1,300,135,220	$—	$1,300,135,220

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

41

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 97.6%
Argentina: 1.0%
MercadoLibre, Inc. 3.12%, 01/14/31	USD	25		$18,951
Pampa Energia SA 144A 7.50%, 01/24/27	USD	50		46,550
9.12%, 04/15/29	USD	25		22,902
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	25		26,712
Telecom Argentina SA 144A 8.00%, 07/18/26	USD	25		23,566
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	USD	25		23,059
YPF SA 144A
6.95%, 07/21/27	USD	50		37,837
7.00%, 09/30/33 (s)	USD	25		18,856
7.00%, 12/15/47	USD	25		15,964
8.50%, 03/23/25	USD	19		17,528
8.50%, 07/28/25	USD	50		46,111
9.00%, 02/12/26 (s)	USD	38		37,539
9.00%, 06/30/29 (s)	USD	25		22,084
				357,659
Australia: 0.7%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	100		80,729
4.50%, 09/15/27	USD	25		22,540
Mineral Resources Ltd. 144A
8.12%, 05/01/27	USD	100		97,384
9.25%, 10/01/28	USD	25		25,031
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		26,059
				251,743
Austria: 0.3%
ams-OSRAM AG 144A 7.00%, 07/31/25	USD	100		98,254
Bermuda: 0.1%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25 (d) *	USD	47		9,795
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		44,076
				53,871
Brazil: 5.8%
Adecoagro SA 144A 6.00%, 09/21/27	USD	50		46,408
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	50		45,727
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	USD	50		40,797
Banco Bradesco SA 144A 3.20%, 01/27/25	USD	100		95,924
		Par (000’s	)	Value
Brazil (continued)
Banco BTG Pactual SA 144A 4.50%, 01/10/25	USD	100		$97,238
Banco do Brasil SA 144A 4.62%, 01/15/25	USD	50		48,825
Braskem Idesa SAPI 144A 7.45%, 11/15/29	USD	75		47,509
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	50		48,859
BRF SA 144A 4.88%, 01/24/30	USD	100		81,360
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	50		49,913
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	100		84,436
Cosan Luxembourg SA 144A
5.50%, 09/20/29	USD	50		44,615
7.00%, 01/20/27	USD	50		50,036
Embraer Netherlands Finance BV 5.40%, 02/01/27 †	USD	25		24,175
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	50		51,082
Itau Unibanco Holding SA 144A 3.25%, 01/24/25	USD	25		24,118
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	USD	25		23,146
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	USD	50		48,477
Klabin Austria GmbH 144A
5.75%, 04/03/29	USD	50		47,410
7.00%, 04/03/49	USD	50		45,564
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100		73,485
MV24 Capital BV 144A 6.75%, 06/01/34	USD	84		73,095
NBM US Holdings, Inc. 144A 7.00%, 05/14/26	USD	50		49,575
Nexa Resources SA 144A 6.50%, 01/18/28	USD	100		93,978
Petrobras Global Finance BV
5.09%, 01/15/30	USD	25		22,954
5.30%, 01/27/25	USD	25		24,624
5.60%, 01/03/31 †	USD	50		46,878
5.62%, 05/20/43	USD	25		21,011
5.75%, 02/01/29	USD	25		24,263
6.00%, 01/27/28	USD	50		49,364
6.75%, 01/27/41	USD	50		45,845
6.75%, 06/03/50	USD	25		22,269
6.85%, 06/05/15	USD	75		63,351
6.88%, 01/20/40	USD	25		23,420

See Notes to Financial Statements

42

		Par (000’s	)	Value
Brazil (continued)
6.90%, 03/19/49	USD	50		$45,225
7.25%, 03/17/44 †	USD	50		48,272
7.38%, 01/17/27	USD	25		25,644
8.75%, 05/23/26	USD	25		26,489
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	100		81,625
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	50		45,729
Ultrapar International SA 144A 5.25%, 10/06/26	USD	50		47,832
Unigel Luxembourg SA 144A 8.75%, 10/01/26	USD	50		17,875
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	50		47,106
XP, Inc. 144A 3.25%, 07/01/26	USD	50		45,325
				2,110,853
British Virgin Islands: 0.1%
New Metro Global Ltd. Reg S 4.50%, 05/02/26	USD	200		34,580
Bulgaria: 0.3%
Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	EUR	100		100,973
Burkina Faso: 0.1%
IAMGOLD Corp. 144A 5.75%, 10/15/28 †	USD	25		19,719
Canada: 7.7%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29 †	USD	25		21,403
3.88%, 01/15/28	USD	75		67,025
4.00%, 10/15/30	USD	125		102,497
4.38%, 01/15/28	USD	25		22,533
5.75%, 04/15/25	USD	25		24,819
Air Canada 144A
3.88%, 08/15/26	USD	25		22,771
4.62%, 08/15/29	CAD	125		78,561
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82	USD	50		39,525
AltaGas Ltd. 7.35% (Generic Canadian 5 Year+4.54%), 08/17/82	CAD	25		17,192
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25		21,497
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	25		24,055
Baytex Energy Corp. 144A
		Par (000’s	)	Value
Canada (continued)
8.50%, 04/30/30	USD	50		$49,569
Bombardier, Inc. 144A
7.12%, 06/15/26	USD	75		72,255
7.50%, 03/15/25	USD	37		36,998
7.50%, 02/01/29 †	USD	25		23,183
7.88%, 04/15/27	USD	100		96,335
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	50		33,257
3.93%, 01/15/27	CAD	50		31,217
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	75		65,323
Capital Power Corp. 7.95% (Generic Canadian 5 Year+5.34%), 09/09/82	CAD	25		17,178
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	25		22,623
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	25		11,143
Eldorado Gold Corp. 144A 6.25%, 09/01/29	USD	25		21,468
Emera, Inc. 6.75%, 06/15/76	USD	50		47,209
Empire Communities Corp. 144A 7.00%, 12/15/25 †	USD	25		23,260
Enerflex Ltd. 144A 9.00%, 10/15/27	USD	40		36,441
First Quantum Minerals Ltd. 144A 8.62%, 06/01/31	USD	50		42,268
Garda World Security Corp. 144A
6.00%, 06/01/29 †	USD	50		38,166
9.50%, 11/01/27	USD	25		22,741
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	25		21,435
3.75%, 08/01/25	USD	50		47,346
4.25%, 06/01/25	USD	50		48,118
4.38%, 08/15/29 †	USD	25		21,348
4.75%, 06/15/29 †	USD	25		21,910
5.12%, 12/15/26	USD	25		23,750
goeasy Ltd. 144A
4.38%, 05/01/26 †	USD	25		22,613
5.38%, 12/01/24 †	USD	25		24,529
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	50		46,587
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC 144A 6.00%, 09/15/28	USD	40		32,882
Inter Pipeline Ltd.

See Notes to Financial Statements

43

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Canada (continued)
6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	25		$16,569
Jones Deslauriers Insurance Management, Inc. 144A 8.50%, 03/15/30	USD	50		49,172
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	50		33,275
Laurentian Bank of Canada 5.09% (Canada Bankers’ Acceptances 3 Month+2.42%), 06/15/32	CAD	25		16,550
Lightstream Resources Ltd. 144A 8.62%, 02/01/20 (d) *∞	USD	256		0
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	25		20,441
5.25%, 12/15/27	USD	25		22,492
MEG Energy Corp. 144A
5.88%, 02/01/29	USD	25		23,386
7.12%, 02/01/27	USD	25		25,203
Mercer International, Inc. 5.12%, 02/01/29	USD	50		39,265
Methanex Corp.
5.12%, 10/15/27	USD	50		45,804
5.25%, 12/15/29	USD	50		44,266
New Gold, Inc. 144A 7.50%, 07/15/27	USD	25		23,483
Northriver Midstream Finance LP 144A 5.62%, 02/15/26	USD	25		23,664
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 †	USD	50		37,028
5.00%, 05/01/25	USD	25		23,636
5.25%, 06/01/27	USD	25		21,157
Open Text Corp. 144A
3.88%, 02/15/28	USD	50		43,513
3.88%, 12/01/29	USD	50		40,952
Parkland Corp. 144A
4.50%, 10/01/29	USD	100		86,108
5.88%, 07/15/27	USD	50		47,921
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	50		28,676
Precision Drilling Corp. 144A 7.12%, 01/15/26	USD	50		49,313
Rogers Communications, Inc. 5.00% (Generic Canadian 5 Year+3.58%), 12/17/81	CAD	75		48,597
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82	USD	50		44,063
Secure Energy Services, Inc. 144A 7.25%, 12/30/26	CAD	20		14,182
		Par (000’s	)	Value
Canada (continued)
SNC-Lavalin Group, Inc. 7.00%, 06/12/26	CAD	25		$18,033
Strathcona Resources Ltd. 144A 6.88%, 08/01/26 †	USD	25		23,087
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	50		42,698
Taseko Mines Ltd. 144A 7.00%, 02/15/26	USD	25		22,701
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	25		23,177
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25		15,979
Terraform Global Operating LP 144A 6.12%, 03/01/26	USD	25		24,056
Titan Acquisition Ltd. / Titan Co.-Borrower LLC 144A 7.75%, 04/15/26	USD	50		46,552
TransAlta Corp. 7.75%, 11/15/29 †	USD	50		49,801
Trivium Packaging Finance BV Reg S 3.75%, 08/15/26	EUR	100		95,951
Vermilion Energy, Inc. 144A
5.62%, 03/15/25 †	USD	25		24,401
6.88%, 05/01/30	USD	25		23,351
Videotron Ltd.
3.12%, 01/15/31	CAD	50		27,880
4.50%, 01/15/30	CAD	125		77,962
				2,827,375
Cayman Islands: 0.8%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	USD	100		90,021
Banco do Brasil SA/Cayman 144A 6.25%, 04/18/30 †	USD	50		47,991
CT Trust 144A 5.12%, 02/03/32	USD	100		77,117
Oryx Funding Ltd. 144A 5.80%, 02/03/31	USD	100		92,672
				307,801
Chile: 0.3%
Latam Airlines Group SA 144A 13.38%, 10/15/29	USD	100		107,879
China: 1.3%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	USD	200		190,266
Industrial & Commercial Bank of China Ltd. Reg S

See Notes to Financial Statements

44

		Par (000’s	)	Value
China (continued)
3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o)	USD	300		$275,981
				466,247
Colombia: 2.6%
Banco de Bogota SA 144A 6.25%, 05/12/26	USD	100		94,426
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	USD	50		43,801
Ecopetrol SA
4.12%, 01/16/25	USD	50		48,324
4.62%, 11/02/31	USD	75		56,322
5.38%, 06/26/26	USD	50		47,914
5.88%, 05/28/45	USD	75		48,955
5.88%, 11/02/51	USD	50		31,385
6.88%, 04/29/30	USD	75		67,590
7.38%, 09/18/43	USD	50		39,828
8.62%, 01/19/29	USD	50		49,927
8.88%, 01/13/33	USD	100		96,103
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		58,705
Gran Tierra Energy International Holdings Ltd. 144A 6.25%, 02/15/25	USD	25		23,265
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100		73,884
Millicom International Cellular SA 144A
5.12%, 01/15/28 †	USD	5		4,670
6.25%, 03/25/29	USD	54		47,013
Orazul Energy Peru SA 144A 5.62%, 04/28/27	USD	50		45,389
Telecomunicaciones Digitales SA 144A 4.50%, 01/30/30	USD	100		79,058
				956,559
Costa Rica: 0.2%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	100		78,070
Cyprus: 0.1%
MHP Lux SA 144A 6.95%, 04/03/26	USD	50		37,423
Czech Republic: 0.6%
Allwyn International AS Reg S 3.88%, 02/15/27	EUR	100		97,793
CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 10/16/2025 (o)	EUR	100		35,650
EP Infrastructure AS Reg S 1.70%, 07/30/26	EUR	100		92,782
				226,225
		Par (000’s	)	Value
Finland: 0.2%
SBB Treasury Oyj Reg S 1.12%, 11/26/29	EUR	100		$58,321
France: 9.3%
Altice France SA 144A
5.12%, 01/15/29	USD	75		51,842
5.12%, 07/15/29	USD	100		68,535
5.50%, 10/15/29	USD	50		34,432
Atos SE Reg S 1.75%, 05/07/25	EUR	100		70,176
CAB Selas Reg S 3.38%, 02/01/28	EUR	100		88,418
Casino Guichard Perrachon SA Reg S 4.05%, 08/05/26	EUR	100		1,732
Cerba Healthcare SACA Reg S 3.50%, 05/31/28	EUR	100		86,189
CGG SA 144A 8.75%, 04/01/27 †	USD	100		88,352
Constellium SE 144A 3.75%, 04/15/29	USD	100		82,438
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100		98,814
Electricite de France SA Reg S 3.38% (EUR Swap Annual 5 Year+3.97%), 6/15/2030 (o)	EUR	200		163,147
5.00% (EUR Swap Annual 12 Year+3.04%), 1/22/2026 (o)	EUR	100		101,325
5.38% (EUR Swap Annual 12 Year+3.79%), 01/29/49 (o)	EUR	100		103,588
6.00% (GBP OIS SONIA 13Y+4.23%), 1/29/2026 (o)	GBP	100		112,512
Elis SA Reg S 1.62%, 04/03/28	EUR	100		93,690
Emeria SASU Reg S 3.38%, 03/31/28	EUR	100		84,609
Eutelsat SA Reg S 2.25%, 07/13/27	EUR	100		85,953
Forvia SE Reg S
2.38%, 06/15/27	EUR	100		94,562
2.62%, 06/15/25	EUR	100		102,245
2.75%, 02/15/27	EUR	100		96,309
Getlink SE Reg S 3.50%, 10/30/25	EUR	100		103,383
Iliad Holding SASU 144A
6.50%, 10/15/26	USD	100		93,535
7.00%, 10/15/28	USD	100		90,576
Iliad Holding SASU Reg S 5.12%, 10/15/26	EUR	100		102,836
Loxam SAS Reg S 3.25%, 01/14/25	EUR	100		103,537
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100		98,993
Paprec Holding SA Reg S

See Notes to Financial Statements

45

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
France (continued)
4.00%, 03/31/25	EUR	100		$104,573
Picard Groupe SAS Reg S 3.88%, 07/01/26	EUR	100		97,389
Renault SA Reg S
1.00%, 11/28/25	EUR	50		49,568
1.25%, 06/24/25	EUR	100		99,545
2.38%, 05/25/26	EUR	100		98,748
Rexel SA Reg S 2.12%, 06/15/28	EUR	100		93,828
SNF Group SACA Reg S 2.62%, 02/01/29	EUR	100		92,649
Tereos Finance Groupe I SA Reg S 7.50%, 10/30/25	EUR	100		107,288
Valeo SE Reg S 1.00%, 08/03/28	EUR	100		86,117
Vallourec SACA Reg S 8.50%, 06/30/26	EUR	100		105,832
Veolia Environnement SA Reg S 2.25% (EUR Swap Annual 5 Year+2.71%), 9/20/2025 (o)	EUR	100		96,583
2.50% (EUR Swap Annual 5 Year+2.84%), 9/20/2028 (o)	EUR	100		86,732
				3,420,580
Germany: 5.2%
Agps Bondco Plc Reg S 6.00%, 08/05/25	EUR	100		42,984
Bayer AG Reg S 3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79	EUR	100		92,355
5.38% (EUR Swap Annual 5 Year+4.46%), 03/25/82	EUR	100		96,891
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100		96,507
Commerzbank AG Reg S
4.00%, 03/23/26	EUR	150		154,427
4.00%, 03/30/27	EUR	50		51,473
Deutsche Lufthansa AG Reg S
3.00%, 05/29/26	EUR	100		100,549
3.75%, 02/11/28	EUR	100		98,827
Douglas GmbH Reg S 6.00%, 04/08/26	EUR	100		101,137
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100		100,512
IHO Verwaltungs GmbH 144A
4.75%, 09/15/26	USD	100		93,050
6.00%, 05/15/27	USD	100		93,168
Infineon Technologies AG Reg S 3.62% (EUR Swap Annual 5 Year+4.00%), 1/1/2028 (o)	EUR	100		96,818
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		80,883
		Par (000’s	)	Value
Germany (continued)
Nidda Healthcare Holding GmbH Reg S 7.50%, 08/21/26	EUR	100		$106,256
Schaeffler AG Reg S
2.88%, 03/26/27	EUR	50		49,666
3.38%, 10/12/28	EUR	100		96,205
thyssenkrupp AG Reg S 2.50%, 02/25/25	EUR	50		51,718
ZF Europe Finance BV Reg S
2.00%, 02/23/26	EUR	100		97,254
3.00%, 10/23/29	EUR	100		88,986
ZF North America Capital, Inc. 144A 4.75%, 04/29/25	USD	125		120,738
				1,910,404
Ghana: 0.3%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26	USD	100		91,969
Greece: 1.4%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100		98,878
Eurobank SA Reg S 2.00% (EUR Swap Annual 1 Year+2.40%), 05/05/27	EUR	100		96,094
National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	EUR	100		100,866
Piraeus Financial Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.77%), 02/19/30	EUR	100		98,768
Public Power Corp. SA Reg S 4.38%, 03/30/26	EUR	100		102,990
				497,596
Guatemala: 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29 †	USD	100		88,146
Hong Kong: 0.8%
Melco Resorts Finance Ltd. 144A
5.38%, 12/04/29	USD	100		79,606
5.62%, 07/17/27	USD	50		43,529
5.75%, 07/21/28	USD	50		42,481
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	200		62,400
Studio City Finance Ltd. 144A 5.00%, 01/15/29 †	USD	100		71,875
				299,891
India: 0.7%
Delhi International Airport Ltd. 144A

See Notes to Financial Statements

46

		Par (000’s	)	Value
India (continued)
6.45%, 06/04/29	USD	100		$91,038
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 1/15/2025 (o)	USD	100		97,268
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	USD	91		83,210
				271,516
Indonesia: 0.8%
Adaro Indonesia PT 144A 4.25%, 10/31/24	USD	100		96,957
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *∞	USD	150		1,218
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	100		97,923
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	USD	100		93,780
				289,878
Ireland: 1.0%
AerCap Global Aviation Trust 144A 6.50% (Term SOFR USD 3 Month+4.56%), 06/15/45 †	USD	50		49,103
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 4.75%, 07/15/27	GBP	100		85,964
C&W Senior Financing DAC 144A 6.88%, 09/15/27	USD	100		86,077
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	150		153,078
				374,222
Israel: 1.1%
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	USD	25		23,273
6.50%, 06/30/27	USD	25		22,052
6.75%, 06/30/30	USD	50		42,528
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	USD	25		21,031
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	EUR	100		105,516
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	125		110,170
4.10%, 10/01/46	USD	75		44,951
6.75%, 03/01/28 †	USD	50		47,859
				417,380
Italy: 7.6%
Abertis Infraestructuras Finance BV Reg S
		Par (000’s	)	Value
Italy (continued)
3.25% (EUR Swap Annual 5 Year+3.69%), 11/24/2025 (o)	EUR	100		$97,921
Banca Monte dei Paschi di Siena SpA Reg S 6.75% (Euribor 3 Month ACT/360+3.21%), 03/02/26	EUR	100		105,304
Banca Popolare di Sondrio SPA Reg S 1.25% (EUR Swap Annual 1 Year+1.60%), 07/13/27	EUR	100		95,433
Banco BPM SpA Reg S
0.88%, 07/15/26	EUR	100		95,638
4.88%, 01/18/27	EUR	100		104,407
5.00% (EUR Swap Annual 5 Year+5.42%), 09/14/30	EUR	100		102,407
BPER Banca Reg S 1.38% (Euribor 3 Month ACT/360+1.75%), 03/31/27	EUR	100		97,555
1.88%, 07/07/25	EUR	100		100,979
Iccrea Banca SpA Reg S 2.12% (Euribor 3 Month ACT/360+2.28%), 01/17/27	EUR	100		98,019
IMA Industria Macchine Automatiche SpA 144A 3.75%, 01/15/28	EUR	100		95,155
Infrastrutture Wireless Italiane SpA Reg S 1.88%, 07/08/26	EUR	100		98,832
Intesa Sanpaolo SpA 144A 4.20% (US Treasury Yield Curve Rate T 1 Year+2.60%), 06/01/32	USD	25		17,787
4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42	USD	25		14,681
5.71%, 01/15/26	USD	75		71,172
Intesa Sanpaolo SpA Reg S
2.92%, 10/14/30	EUR	100		86,764
3.93%, 09/15/26	EUR	100		102,862
Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/2024 (o)	EUR	100		103,118
Lottomatica SpA/Roma Reg S 7.12%, 06/01/28	EUR	100		107,587
Mundys SpA Reg S 1.88%, 02/12/28	EUR	100		90,927
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 3/24/2029 (o)	EUR	100		80,439
Telecom Italia Capital SA
6.38%, 11/15/33	USD	25		21,342
7.72%, 06/04/38	USD	100		88,388
Telecom Italia SpA Reg S
1.62%, 01/18/29	EUR	100		82,383
2.38%, 10/12/27	EUR	100		90,845
3.00%, 09/30/25	EUR	100		99,953

See Notes to Financial Statements

47

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Italy (continued)
3.62%, 05/25/26	EUR	100		$99,244
Telecom Italia SpA/Milano Reg S 6.88%, 02/15/28	EUR	100		105,304
Terna - Rete Elettrica Nazionale Reg S 2.38% (EUR Swap Annual 5 Year+2.12%), 11/9/2027 (o) EUR		100		90,939
UniCredit SpA 144A 5.46% (US Treasury Yield Curve Rate T 5 Year+4.75%), 06/30/35	USD	75		61,561
UniCredit SpA Reg S 2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200		185,834
Webuild SpA Reg S 5.88%, 12/15/25	EUR	100		105,025
				2,797,805
Japan: 1.7%
Rakuten Group, Inc. 144A 5.12% (US Treasury Yield Curve Rate T 5 Year+4.58%), 4/22/2026 (o) †	USD	100		72,796
6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 4/22/2031 (o)	USD	25		15,791
10.25%, 11/30/24 †	USD	75		75,938
SoftBank Group Corp. Reg S
5.00%, 04/15/28	EUR	100		96,610
5.12%, 09/19/27	USD	200		180,000
6.88% (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year+4.85%), 7/19/2027 (o)	USD	200		183,020
				624,155
Jersey, Channel Islands: 0.3%
eG Global Finance Plc 144A 6.75%, 02/07/25	USD	100		99,082
Luxembourg: 7.0%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	USD	49		44,326
Adler Financing Sarl 12.50%, 06/30/25	EUR	75		83,951
Agps Bondco Plc Reg S 5.00%, 01/14/29	EUR	100		27,493
AI Candelaria Spain SA 144A 7.50%, 12/15/28	USD	66		59,578
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 6.12%, 10/15/26	USD	100		92,615
Altice Financing SA 144A 5.00%, 01/15/28	USD	250		203,520
Altice Financing SA Reg S 3.00%, 01/15/28	EUR	100		86,404
Altice France Holding SA 144A
		Par (000’s	)	Value
Luxembourg (continued)
6.00%, 02/15/28	USD	75		$32,962
10.50%, 05/15/27	USD	150		81,731
Altice France Holding SA Reg S 8.00%, 05/15/27	EUR	100		57,864
Altice France SA 144A
5.50%, 01/15/28	USD	100		74,396
8.12%, 02/01/27	USD	100		84,410
ARD Finance SA Reg S 5.00%, 06/30/27	EUR	100		62,664
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	50		44,176
5.25%, 08/15/27	USD	125		91,074
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100		95,213
Cirsa Finance International Sarl Reg S 4.50%, 03/15/27	EUR	100		96,269
Codere Finance 2 Luxembourg SA Reg S 11.00%, 09/30/26	EUR	26		18,709
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	USD	100		82,273
CSN Resources SA 144A 4.62%, 06/10/31	USD	100		74,621
Energian Israel Finance Ltd. 144A Reg S
4.88%, 03/30/26	USD	35		30,931
5.38%, 03/30/28	USD	50		41,085
5.88%, 03/30/31	USD	35		28,077
Engineering - Ingegneria Informatica - SpA Reg S 5.88%, 09/30/26	EUR	100		94,080
Eurofins Scientific SE Reg S 3.25% (Euribor 3 Month ACT/360+2.67%), 11/13/2025 (o)	EUR	100		97,833
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	50		25,802
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	97		68,809
Millicom International Cellular SA 144A 4.50%, 04/27/31	USD	100		75,500
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	100		77,655
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	USD	50		47,596
Stena International SA 144A 6.12%, 02/01/25	USD	100		98,105
Summer BC Holdco B Sarl Reg S 5.75%, 10/31/26	EUR	100		95,793

See Notes to Financial Statements

48

		Par (000’s	)	Value
Luxembourg (continued)
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		$96,548
TK Elevator Midco GmbH Reg S 4.38%, 07/15/27	EUR	100		96,029
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100		91,146
				2,559,238
Malta: 0.2%
VistaJet Malta Finance Plc / Vista Management Holding, Inc. 144A
6.38%, 02/01/30	USD	50		33,398
7.88%, 05/01/27 †	USD	50		38,508
				71,906
Mauritius: 1.1%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	USD	43		36,051
CA Magnum Holdings 144A 5.38%, 10/31/26	USD	100		87,673
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	139		117,116
HTA Group Ltd. 144A 7.00%, 12/18/25	USD	100		96,912
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	USD	100		81,853
				419,605
Mexico: 4.2%
Alsea SAB de CV 144A 7.75%, 12/14/26	USD	100		99,359
Cemex SAB de CV 144A 3.88%, 07/11/31	USD	50		40,623
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	USD	50		46,293
5.20%, 09/17/30	USD	25		22,675
5.45%, 11/19/29	USD	25		23,311
9.12% (US Treasury Yield Curve Rate T 5 Year+5.16%), 3/14/2028 (o)	USD	50		51,319
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	50		42,130
Nemak SAB de CV 144A 3.62%, 06/28/31 †	USD	100		74,065
Petroleos Mexicanos
4.50%, 01/23/26	USD	25		22,492
5.35%, 02/12/28	USD	50		40,390
5.50%, 06/27/44	USD	25		13,424
5.62%, 01/23/46	USD	25		13,269
5.95%, 01/28/31	USD	100		71,615
6.35%, 02/12/48	USD	25		13,803
6.38%, 01/23/45	USD	25		14,154
6.49%, 01/23/27	USD	25		22,156
6.50%, 03/13/27	USD	100		88,297
		Par (000’s	)	Value
Mexico (continued)
6.50%, 01/23/29	USD	25		$20,146
6.50%, 06/02/41	USD	25		14,806
6.62%, 06/15/35	USD	50		33,010
6.70%, 02/16/32	USD	150		110,696
6.75%, 09/21/47	USD	100		56,731
6.84%, 01/23/30	USD	50		38,969
6.88%, 10/16/25	USD	25		24,021
6.88%, 08/04/26	USD	50		46,198
6.95%, 01/28/60	USD	75		42,528
7.69%, 01/23/50	USD	175		108,187
8.75%, 06/02/29	USD	50		44,254
10.00%, 02/07/33 †	USD	50		44,245
Petroleos Mexicanos Reg S
3.75%, 11/16/25	GBP	100		105,795
4.88%, 02/21/28	EUR	100		85,067
5.50%, 02/24/25	EUR	25		26,250
Total Play Telecomunicaciones SA de CV 144A 6.38%, 09/20/28	USD	50		23,982
				1,524,260
Morocco: 0.2%
OCP SA 144A 6.88%, 04/25/44	USD	100		82,277
Netherlands: 4.6%
Citycon Treasury BV Reg S 1.25%, 09/08/26	EUR	100		89,986
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	93		82,730
Koninklijke KPN NV Reg S 2.00% (EUR Swap Annual 5 Year+2.34%), 11/8/2024 (o)	EUR	100		101,155
Petrobras Global Finance BV
5.50%, 06/10/51 †	USD	50		37,424
6.50%, 07/03/33 †	USD	75		69,950
PPF Telecom Group BV Reg S 3.25%, 09/29/27	EUR	100		98,120
Saipem Finance International BV Reg S 2.62%, 01/07/25	EUR	100		102,471
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	53		53,397
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 2/12/2029 (o)	EUR	100		82,945
6.13% (EUR Swap Annual 7 Year+3.35%), 2/3/2030 (o)	EUR	100		99,575
TenneT Holding BV Reg S 2.37% (EUR Swap Annual 5 Year+2.72%), 7/22/2025 (o)	EUR	100		100,519
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR	100		96,567
4.38%, 05/09/30	EUR	100		90,393
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	25		22,730
5.12%, 05/09/29 †	USD	25		21,845

See Notes to Financial Statements

49

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Netherlands (continued)
7.88%, 09/15/29	USD	25		$24,684
8.12%, 09/15/31 †	USD	25		24,783
TMNL Holding BV Reg S 3.75%, 01/15/29	EUR	100		91,635
UPC Broadband Finco BV 144A 4.88%, 07/15/31	USD	100		79,927
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	100		81,106
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 7/20/2028 (o)	EUR	100		85,511
Ziggo Bond Co. BV 144A
5.12%, 02/28/30	USD	50		36,479
6.00%, 01/15/27	USD	50		45,850
Ziggo BV 144A 4.88%, 01/15/30	USD	100		79,956
				1,699,738
Nigeria: 0.2%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	100		84,680
Norway: 0.5%
Adevinta ASA Reg S 2.62%, 11/15/25	EUR	100		102,893
Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 11/19/2024 (o)	EUR	125		70,115
				173,008
Oman: 0.3%
OQ SAOC 144A 5.12%, 05/06/28	USD	100		94,564
Peru: 0.7%
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29	USD	25		22,401
Minsur SA 144A 4.50%, 10/28/31	USD	50		40,652
Peru LNG Srl 144A 5.38%, 03/22/30	USD	100		76,704
Petroleos del Peru SA 144A
4.75%, 06/19/32	USD	75		50,302
5.62%, 06/19/47	USD	150		82,738
				272,797
Poland: 0.4%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		78,632
Synthos SA Reg S 2.50%, 06/07/28	EUR	100		82,147
				160,779
Portugal: 0.5%
EDP - Energias de Portugal SA Reg S 1.70% (EUR Swap Annual 5 Year+1.84%), 07/20/80	EUR	100		98,284
		Par (000’s	)	Value
Portugal (continued)
1.88% (EUR Swap Annual 5 Year+2.38%), 08/02/81	EUR	100		$94,170
				192,454
Romania: 0.3%
RCS & RDS SA Reg S 2.50%, 02/05/25	EUR	100		101,927
Singapore: 0.2%
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	81		77,135
South Africa: 0.6%
Eskom Holdings SOC Ltd. 144A 7.12%, 02/11/25	USD	100		98,280
Sasol Financing USA LLC 6.50%, 09/27/28	USD	50		44,301
Transnet SOC Ltd. 144A 8.25%, 02/06/28	USD	100		94,820
				237,401
Spain: 4.3%
Abanca Corp. Bancaria SA Reg S 4.62% (EUR Swap Annual 5 Year+5.01%), 04/07/30	EUR	100		100,691
Abengoa Abenewco 2 SA Reg S
1.50%, 10/26/24 (d) *∞	USD	64		797
1.50%, 10/26/24 (d) *∞	USD	63		11
Abengoa SA 0.00%, 03/31/27 (s) ^∞	EUR	100		530
ACS Actividades de Construccion y Servicios SA Reg S 1.38%, 06/17/25	EUR	100		100,222
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	USD	30		28,508
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31	EUR	100		88,733
Banco de Sabadell SA Reg S 2.62% (EUR Swap Annual 1 Year+2.20%), 03/24/26	EUR	100		102,196
5.38% (EUR Swap Annual 1 Year+3.25%), 09/08/26	EUR	100		105,971
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29	EUR	100		87,866
1.50%, 06/08/28	EUR	100		90,917
2.00%, 09/15/32	EUR	100		81,704
2.00%, 02/15/33	EUR	100		80,647
Cellnex Telecom SA Reg S 1.75%, 10/23/30	EUR	100		85,051
Grifols SA 144A 4.75%, 10/15/28 †	USD	100		84,086
Grifols SA Reg S 1.62%, 02/15/25	EUR	150		152,624

See Notes to Financial Statements

50

		Par (000’s	)	Value
Spain (continued)
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	100		$98,405
Telefonica Europe BV Reg S 3.88% (EUR Swap Annual 8 Year+2.97%), 6/22/2026 (o)	EUR	100		98,297
4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/2024 (o)	EUR	100		103,624
Unicaja Banco SA Reg S 2.88% (EUR Swap Annual 5 Year+3.11%), 11/13/29	EUR	100		97,621
				1,588,501
Sweden: 1.6%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/2/2026 (o)	EUR	100		75,330
Heimstaden AB Reg S 4.38%, 03/06/27	EUR	100		42,598
Intrum AB Reg S
3.00%, 09/15/27	EUR	100		74,448
4.88%, 08/15/25	EUR	100		95,091
Samhallsbyggnadsbolaget i Norden AB Reg S 2.62% (EUR Swap Annual 5 Year+2.81%), 1/30/2025 (o)	EUR	100		17,863
Verisure Holding AB Reg S 3.25%, 02/15/27	EUR	100		95,791
Verisure Midholding AB Reg S 5.25%, 02/15/29	EUR	100		91,500
Volvo Car AB Reg S 4.25%, 05/31/28	EUR	100		100,974
				593,595
Switzerland: 0.3%
Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	EUR	100		101,929
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	40		34,639
Turkey: 2.2%
Akbank TAS 144A
5.12%, 03/31/25	USD	50		48,276
6.80%, 02/06/26 †	USD	50		48,641
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	USD	100		87,734
KOC Holding AS 144A 6.50%, 03/11/25	USD	50		49,408
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100		93,318
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100		91,207
		Par (000’s	)	Value
Turkey (continued)
Turkiye Ihracat Kredi Bankasi AS 144A 5.75%, 07/06/26	USD	100		$93,574
Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	USD	50		48,868
Turkiye Vakiflar Bankasi TAO 144A 6.50%, 01/08/26	USD	100		96,353
WE Soda Investments Holding Plc 144A 9.50%, 10/06/28	USD	50		49,992
Yapi ve Kredi Bankasi AS 144A 7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	USD	100		96,255
				803,626
Ukraine: 0.4%
Kernel Holding SA 144A 6.75%, 10/27/27	USD	50		31,802
Metinvest BV 144A 7.75%, 10/17/29	USD	100		59,750
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.12%, 07/19/26	EUR	100		52,011
				143,563
United Arab Emirates: 0.5%
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	USD	100		96,362
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	USD	100		95,168
				191,530
United Kingdom: 11.0%
Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25 †	USD	50		49,501
Avianca Midco 2 Plc 144A 9.00%, 12/01/28 †	USD	75		61,716
BCP V Modular Services Finance II Plc Reg S 4.75%, 11/30/28	EUR	100		87,995
Bellis Acquisition Co. Plc Reg S 3.25%, 02/16/26	GBP	200		211,072
British American Tobacco Plc Reg S 3.75% (EUR Swap Annual 5 Year+3.95%), 6/27/2029 (o)	EUR	100		83,199
British Telecommunications Plc Reg S 1.87% (EUR Swap Annual 5 Year+2.13%), 08/18/80	EUR	100		97,366
Connect Finco Sarl / Connect US Finco LLC 144A 6.75%, 10/01/26	USD	100		93,329

See Notes to Financial Statements

51

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
United Kingdom (continued)
Constellation Automotive Financing Plc Reg S 4.88%, 07/15/27	GBP	100		$94,660
Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	EUR	100		79,985
Heathrow Finance Plc Reg S 3.88%, 03/01/27 (s)	GBP	100		106,698
IHS Holding Ltd. 144A 5.62%, 11/29/26	USD	50		40,452
INEOS Finance Plc Reg S 2.88%, 05/01/26	EUR	100		99,118
INEOS Quattro Finance 2 Plc Reg S 2.50%, 01/15/26	EUR	100		98,695
International Consolidated Airlines Group SA Reg S 1.50%, 07/04/27	EUR	100		92,819
Jaguar Land Rover Automotive Plc 144A 5.88%, 01/15/28	USD	100		90,103
Jaguar Land Rover Automotive Plc Reg S 4.50%, 07/15/28	EUR	100		96,585
Jerrold Finco Plc Reg S 4.88%, 01/15/26	GBP	100		113,152
Market Bidco Finco Plc Reg S 5.50%, 11/04/27	GBP	100		100,049
Marks & Spencer Plc Reg S 4.50%, 07/10/27	GBP	100		112,569
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100		89,584
Neptune Energy Bondco Plc 144A 6.62%, 05/15/25	USD	100		99,092
NGG Finance Plc Reg S 5.62% (GBP Swap 12 Year+3.48%), 06/18/73	GBP	100		116,409
Nomad Foods Bondco Plc Reg S 2.50%, 06/24/28	EUR	100		91,894
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29 †	USD	100		80,546
Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	GBP	100		115,035
Rolls-Royce Plc Reg S
1.62%, 05/09/28	EUR	100		90,065
4.62%, 02/16/26	EUR	100		104,500
Sherwood Financing Plc Reg S 4.50%, 11/15/26	EUR	100		91,644
Standard Chartered Plc 144A 7.01%, 07/30/37 (o)	USD	100		92,021
Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	GBP	100		110,894
Summer BidCo BV Reg S
		Par (000’s	)	Value
United Kingdom (continued)
9.00%, 11/15/25	EUR	121		$125,822
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	94		80,815
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	USD	100		72,817
Victoria Plc Reg S 3.62%, 08/24/26 †	EUR	100		80,697
Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	USD	100		88,653
Virgin Media Secured Finance Plc Reg S 4.25%, 01/15/30	GBP	100		98,419
Vmed O2 UK Financing I Plc Reg S
3.25%, 01/31/31	EUR	100		87,795
4.00%, 01/31/29	GBP	100		100,872
Vodafone Group Plc 4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	50		37,890
5.12% (US Treasury Yield Curve Rate T 5 Year+3.07%), 06/04/81	USD	50		31,859
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	125		120,975
Vodafone Group Plc Reg S 4.88% (GBP Swap 5 Year+3.27%), 10/03/78	GBP	100		115,134
8.00% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.84%), 08/30/86	GBP	100		120,705
				4,053,200
United States: 3.1%
Garda World Security Corp. 144A 4.62%, 02/15/27	USD	25		22,324
Kronos Acquisition Holdings, Inc. / KIK Custom Products Inc 144A 7.00%, 12/31/27 †	USD	50		42,559
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	75		67,951
MGM China Holdings Ltd. 144A 5.88%, 05/15/26 †	USD	100		93,370
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	100		90,900
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50		41,493
Playtika Holding Corp. 144A 4.25%, 03/15/29	USD	50		40,378
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		91,504

See Notes to Financial Statements

52

		Par (000’s	)	Value
United States (continued)
Ritchie Bros Holdings, Inc. 144A 7.75%, 03/15/31	USD	75		$75,281
Sasol Financing USA LLC
4.38%, 09/18/26	USD	50		43,910
5.50%, 03/18/31	USD	50		38,367
Sigma Holdco BV Reg S 5.75%, 05/15/26	EUR	100		87,551
Stillwater Mining Co. 144A 4.00%, 11/16/26	USD	100		86,355
Telesat Canada / Telesat LLC 144A 6.50%, 10/15/27	USD	25		12,125
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	75		58,954
5.50%, 01/15/26	USD	100		92,976
5.50%, 10/01/27 †	USD	50		43,550
ZF North America Capital, Inc. 144A
6.88%, 04/14/28	USD	50		48,508
7.12%, 04/14/30	USD	50		48,565
				1,126,621
Uzbekistan: 0.1%
Uzbekneftegaz JSC 144A
		Par (000’s	)	Value
Uzbekistan (continued)
4.75%, 11/16/28	USD	50		$39,438
Zambia: 0.4%
First Quantum Minerals Ltd. 144A
6.88%, 03/01/26 †	USD	50		44,000
6.88%, 10/15/27	USD	100		85,324
				129,324
Total Corporate Bonds (Cost: $42,563,250)				35,833,911

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1%
Money Market Fund: 5.1% (Cost: $1,872,582)
State Street Navigator Securities Lending Government Money Market Portfolio		1,872,582		1,872,582
Total Investments: 102.7% (Cost: $44,435,832)				37,706,493
Liabilities in excess of other assets: (2.7)%				(1,006,421)
NET ASSETS: 100.0%				$36,700,072

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
(d)	Security in default
†	Security fully or partially on loan. Total market value of securities on loan is $1,894,783.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $14,792,181, or 40.3% of net assets.

See Notes to Financial Statements

53

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	26.8%	$9,612,930
Technology	15.6	5,586,171
Industrials	13.8	4,929,173
Energy	12.7	4,547,304
Consumer Cyclicals	7.8	2,794,207
Utilities	7.2	2,574,054
Basic Materials	6.1	2,202,252
Healthcare	4.5	1,607,636
Consumer Non-Cyclicals	3.1	1,127,733
Real Estate	1.7	606,511
Institutions, Associations & Organizations	0.7	245,940
	100.0%	$35,833,911

See Notes to Financial Statements

54

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$357,659	$—	$357,659
Australia	—	251,743	—	251,743
Austria	—	98,254	—	98,254
Bermuda	—	53,871	—	53,871
Brazil	—	2,110,853	—	2,110,853
British Virgin Islands	—	34,580	—	34,580
Bulgaria	—	100,973	—	100,973
Burkina Faso	—	19,719	—	19,719
Canada	—	2,827,375	0	2,827,375
Cayman Islands	—	307,801	—	307,801
Chile	—	107,879	—	107,879
China	—	466,247	—	466,247
Colombia	—	956,559	—	956,559
Costa Rica	—	78,070	—	78,070
Cyprus	—	37,423	—	37,423
Czech Republic	—	226,225	—	226,225
Finland	—	58,321	—	58,321
France	—	3,420,580	—	3,420,580
Germany	—	1,910,404	—	1,910,404
Ghana	—	91,969	—	91,969
Greece	—	497,596	—	497,596
Guatemala	—	88,146	—	88,146
Hong Kong	—	299,891	—	299,891
India	—	271,516	—	271,516
Indonesia	—	288,660	1,218	289,878
Ireland	—	374,222	—	374,222
Israel	—	417,380	—	417,380
Italy	—	2,797,805	—	2,797,805
Japan	—	624,155	—	624,155
Jersey, Channel Islands	—	99,082	—	99,082
Luxembourg	—	2,559,238	—	2,559,238
Malta	—	71,906	—	71,906
Mauritius	—	419,605	—	419,605
Mexico	—	1,524,260	—	1,524,260
Morocco	—	82,277	—	82,277
Netherlands	—	1,699,738	—	1,699,738
Nigeria	—	84,680	—	84,680
Norway	—	173,008	—	173,008
Oman	—	94,564	—	94,564
Peru	—	272,797	—	272,797
Poland	—	160,779	—	160,779
Portugal	—	192,454	—	192,454
Romania	—	101,927	—	101,927
Singapore	—	77,135	—	77,135
South Africa	—	237,401	—	237,401
Spain	—	1,587,163	1,338	1,588,501
Sweden	—	593,595	—	593,595
Switzerland	—	101,929	—	101,929
Tanzania	—	34,639	—	34,639
Turkey	—	803,626	—	803,626
Ukraine	—	143,563	—	143,563
United Arab Emirates	—	191,530	—	191,530
United Kingdom	—	4,053,200	—	4,053,200
United States	—	1,126,621	—	1,126,621
Uzbekistan	—	39,438	—	39,438

See Notes to Financial Statements

55

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Zambia	$—	$129,324	$—	$129,324
Money Market Fund	1,872,582	—	—	1,872,582
Total Investments	$1,872,582	$35,831,355	$2,556	$37,706,493

See Notes to Financial Statements

56

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 6.0%
Canada: 0.0%
Export Development Canada Reg S 30.00%, 12/05/25	TRY	34,000		$1,031,558
Cayman Islands: 0.1%
QNB Finance Ltd. 13.50%, 10/06/25	TRY	28,200		643,852
QNB Finance Ltd. Reg S 3.50%, 03/09/26	CNY	14,100		1,912,279
				2,556,131
Colombia: 0.1%
Empresas Publicas de Medellin ESP Reg S 7.62%, 09/10/24	COP	3,596,000		825,700
Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	COP	12,300,000		2,843,964
				3,669,664
Germany: 0.1%
Kreditanstalt fuer Wiederaufbau 0.62%, 07/25/25	PLN	15,000		3,231,016
Luxembourg: 0.4%
European Investment Bank 4.25%, 06/19/24	MXN	12,300		654,142
European Investment Bank Reg S
1.00%, 02/25/28	PLN	19,610		3,834,872
3.00%, 11/25/29	PLN	21,700		4,421,877
8.00%, 03/04/24	EGP	23,400		691,392
10.00%, 12/06/23	EGP	6,000		190,275
10.00%, 01/18/24	EGP	72,000		2,222,212
				12,014,770
Mexico: 0.1%
Petroleos Mexicanos Reg S 7.19%, 09/12/24	MXN	24,270		1,268,310
South Africa: 0.2%
Eskom Holdings SOC Ltd.
0.01%, 08/18/27	ZAR	82,555		2,321,170
7.50%, 09/15/33	ZAR	11,000		410,334
7.85%, 04/02/26	ZAR	24,350		1,240,040
Transnet SOC Ltd. 9.50%, 08/19/25	ZAR	21,000		1,097,979
Transnet SOC Ltd. Reg S 13.50%, 04/18/28	ZAR	5,150		281,223
				5,350,746
Supranational: 2.9%
European Investment Bank
7.75%, 01/30/25	MXN	22,600		1,192,193
8.12%, 12/21/26	ZAR	202,095		10,649,203
European Investment Bank 144A 5.75%, 01/24/25	IDR	51,750,000		3,237,804
	Par (000’s		)	Value
Supranational (continued)
European Investment Bank Reg S
2.75%, 08/25/26	PLN	43,172		$9,563,612
8.00%, 05/05/27	ZAR	17,585		918,949
Inter-American Development Bank 7.50%, 12/05/24	MXN	387,765		20,663,044
Inter-American Development Bank Reg S 7.70%, 02/12/24	MXN	48,300		2,648,968
International Bank for Reconstruction & Development
2.00%, 07/23/25	PHP	35,400		579,520
7.25%, 03/15/24	IDR	39,600,000		2,498,278
International Finance Corp.
7.00%, 02/14/24	BRL	1,800		356,581
7.00%, 07/20/27	MXN	183,660		9,122,468
7.25%, 02/02/24	MXN	24,780		1,360,271
7.50%, 01/18/28	MXN	104,400		5,234,400
7.75%, 01/18/30	MXN	149,130		7,355,307
8.00%, 07/27/27	ZAR	3,050		153,871
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	146,440		7,514,274
				83,048,743
United Kingdom: 1.0%
European Bank for Reconstruction & Development
0.87%, 03/04/26	PLN	7,000		1,485,939
6.50%, 05/19/25	PLN	6,100		1,464,678
8.00%, 06/24/24	PLN	4,000		958,234
30.00%, 08/25/25	TRY	107,500		3,483,798
European Bank for Reconstruction & Development Reg S
0.37%, 12/22/24	PLN	15,870		3,531,772
3.01%, 03/13/28	PLN	10,700		2,246,584
5.08%, 12/15/25	MXN	283,790		13,919,498
				27,090,503
United States: 1.1%
International Bank for Reconstruction & Development
2.00%, 02/18/26	CNY	30,000		4,025,471
2.75%, 01/19/27	CNY	21,000		2,883,144
4.25%, 01/22/26	MXN	136,300		6,588,123
4.75%, 04/22/27	PHP	102,400		1,731,451
6.65%, 07/30/24	MXN	200,500		10,841,527
7.25%, 01/21/27	MXN	99,750		5,030,211
International Finance Corp.

See Notes to Financial Statements

57

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
United States (continued)
5.02%, 02/11/28	MXN	35,500		$1,607,893
				32,707,820
Total Corporate Bonds (Cost: $189,898,049)				171,969,261

GOVERNMENT OBLIGATIONS: 90.7%
Brazil: 7.7%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/24 ^	BRL	113,490		20,969,634
0.00%, 07/01/25 ^	BRL	125,600		20,915,493
0.00%, 01/01/26 ^	BRL	194,720		30,733,430
0.00%, 07/01/26 ^	BRL	215,870		32,313,100
0.00%, 07/01/27 ^	BRL	48,110		6,433,531
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/25	BRL	146,995		28,791,191
10.00%, 01/01/27	BRL	151,150		28,978,781
10.00%, 01/01/29	BRL	149,950		28,002,449
10.00%, 01/01/31	BRL	51,380		9,374,324
10.00%, 01/01/33	BRL	62,050		11,120,237
Brazilian Government International Bond 10.25%, 01/10/28	BRL	8,060		1,560,904
				219,193,074
Chile: 3.7%
Bonos de la Tesoreria de la Republica de Chile
2.50%, 03/01/25	CLP	21,735,000		22,827,358
4.50%, 03/01/26	CLP	13,855,000		14,671,773
5.00%, 03/01/35	CLP	15,745,000		15,564,777
6.00%, 01/01/43	CLP	12,970,000		13,811,548
Bonos de la Tesoreria de la Republica de Chile 144A Reg S
2.30%, 10/01/28	CLP	3,940,000		3,618,583
4.70%, 09/01/30	CLP	14,775,000		14,714,579
5.00%, 10/01/28	CLP	5,735,000		5,952,242
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
6.00%, 04/01/33	CLP	10,120,000		10,830,960
7.00%, 05/01/34	CLP	3,700,000		4,257,437
				106,249,257
China: 9.7%
Asian Infrastructure Investment Bank Reg S
4.50%, 11/03/23	MXN	17,050		941,948
5.00%, 03/05/26	MXN	49,650		2,389,212
30.00%, 09/29/27	TRY	16,200		533,764
China Government Bond
1.99%, 04/09/25	CNY	60,600		8,237,728
2.18%, 08/25/25	CNY	32,760		4,462,757
2.18%, 08/15/26	CNY	7,300		991,574
2.24%, 05/25/25	CNY	15,880		2,167,511
2.26%, 02/24/25	CNY	30,200		4,124,106
2.28%, 11/25/25	CNY	38,250		5,216,240
2.30%, 05/15/26	CNY	32,200		4,394,546
	Par (000’s		)	Value
China (continued)
2.37%, 01/20/27	CNY	14,920		$2,032,735
2.40%, 07/15/28	CNY	4,700		637,688
2.44%, 10/15/27	CNY	40,500		5,520,322
2.46%, 02/15/26	CNY	18,150		2,483,616
2.47%, 09/02/24	CNY	45,510		6,228,687
2.48%, 04/15/27	CNY	33,690		4,602,549
2.48%, 09/25/28	CNY	7,680		1,045,907
2.50%, 07/25/27	CNY	15,300		2,090,174
2.52%, 08/25/33	CNY	21,660		2,918,832
2.60%, 09/15/30	CNY	23,480		3,193,472
2.60%, 09/01/32	CNY	32,670		4,429,586
2.62%, 04/15/28	CNY	50,310		6,896,393
2.62%, 09/25/29	CNY	30,420		4,153,117
2.62%, 06/25/30	CNY	19,200		2,616,316
2.64%, 01/15/28	CNY	32,920		4,517,311
2.67%, 05/25/33	CNY	24,480		3,335,284
2.68%, 05/21/30	CNY	66,970		9,149,562
2.69%, 08/12/26	CNY	59,690		8,221,064
2.69%, 08/15/32	CNY	38,440		5,249,405
2.75%, 06/15/29	CNY	32,940		4,530,275
2.75%, 02/17/32	CNY	33,470		4,598,418
2.76%, 05/15/32	CNY	25,610		3,520,344
2.79%, 12/15/29	CNY	34,960		4,816,656
2.80%, 03/24/29	CNY	35,550		4,901,907
2.80%, 03/25/30	CNY	46,730		6,442,272
2.80%, 11/15/32	CNY	40,910		5,642,884
2.85%, 06/04/27	CNY	65,520		9,073,295
2.88%, 02/25/33	CNY	57,930		8,068,508
2.89%, 11/18/31	CNY	30,260		4,205,599
2.91%, 10/14/28	CNY	56,230		7,803,942
2.94%, 10/17/24	CNY	38,320		5,274,443
3.01%, 05/13/28	CNY	56,900		7,945,675
3.02%, 10/22/25	CNY	52,960		7,345,585
3.02%, 05/27/31	CNY	48,940		6,876,677
3.03%, 03/11/26	CNY	40,150		5,582,167
3.12%, 12/05/26	CNY	31,020		4,336,204
3.12%, 10/25/52	CNY	26,840		3,718,691
3.13%, 11/21/29	CNY	35,130		4,945,879
3.19%, 04/15/53	CNY	11,960		1,699,637
3.22%, 12/06/25	CNY	32,330		4,509,631
3.25%, 06/06/26	CNY	53,220		7,466,930
3.25%, 11/22/28	CNY	31,310		4,428,417
3.27%, 11/19/30	CNY	56,720		8,110,454
3.28%, 12/03/27	CNY	50,300		7,114,466
3.29%, 05/23/29	CNY	41,970		5,970,234
3.32%, 04/15/52	CNY	30,000		4,302,440
3.53%, 10/18/51	CNY	19,840		2,946,529
3.72%, 04/12/51	CNY	24,970		3,815,868
3.81%, 09/14/50	CNY	38,680		5,983,050
				278,758,483
Colombia: 4.5%
Colombia Government International Bond 9.85%, 06/28/27	COP	4,788,000		1,094,577
Colombian TES
5.75%, 11/03/27	COP	42,230,000		8,549,431
6.00%, 04/28/28	COP	69,679,100		13,958,011
6.25%, 11/26/25	COP	41,952,000		9,358,509

See Notes to Financial Statements

58

	Par (000’s		)	Value
Colombia (continued)
6.25%, 07/09/36	COP	25,445,000		$3,960,108
7.00%, 03/26/31	COP	69,083,000		13,181,967
7.00%, 06/30/32	COP	59,281,700		10,846,787
7.25%, 10/18/34	COP	58,477,500		10,317,826
7.25%, 10/26/50	COP	53,912,000		8,194,151
7.50%, 08/26/26	COP	63,004,700		14,021,141
7.75%, 09/18/30	COP	47,089,100		9,548,581
9.25%, 05/28/42	COP	64,865,000		12,518,519
10.00%, 07/24/24	COP	15,200,800		3,671,631
13.25%, 02/09/33	COP	41,809,000		10,919,877
				130,141,116
Czech Republic: 5.4%
Czech Republic Government Bond
0.01%, 12/12/24	CZK	70,770		2,883,921
0.05%, 11/29/29	CZK	151,350		4,994,752
0.25%, 02/10/27	CZK	234,430		8,811,983
1.20%, 03/13/31	CZK	266,730		9,093,045
1.25%, 02/14/25	CZK	186,380		7,638,262
1.50%, 04/24/40	CZK	109,660		3,003,931
1.75%, 06/23/32	CZK	263,110		9,069,148
1.95%, 07/30/37	CZK	84,490		2,647,352
2.00%, 10/13/33	CZK	258,630		8,821,347
2.75%, 07/23/29	CZK	261,850		10,279,645
3.50%, 05/30/35	CZK	116,850		4,514,458
4.50%, 11/11/32	CZK	38,340		1,637,290
4.90%, 04/14/34	CZK	69,490		3,045,637
5.00%, 09/30/30	CZK	238,390		10,527,675
5.50%, 12/12/28	CZK	167,880		7,585,427
5.75%, 03/29/29	CZK	57,670		2,626,086
6.00%, 02/26/26	CZK	170,980		7,630,352
6.20%, 06/16/31	CZK	58,150		2,767,214
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	259,100		8,922,460
1.00%, 06/26/26	CZK	262,580		10,320,318
2.40%, 09/17/25	CZK	255,260		10,532,466
2.50%, 08/25/28	CZK	274,360		10,809,317
4.20%, 12/04/36	CZK	132,430		5,427,563
				153,589,649
Dominican Republic: 1.2%
Dominican Republic International Bond 144A
9.75%, 06/05/26	DOP	301,600		5,322,040
11.25%, 09/15/35	DOP	228,000		3,995,130
13.62%, 02/03/33	DOP	858,450		17,262,697
Dominican Republic International Bond Reg S
9.75%, 06/05/26	DOP	366,790		6,472,384
13.62%, 02/03/33	DOP	124,680		2,507,208
				35,559,459
Egypt: 1.7%
Egypt Government Bond
13.54%, 01/14/25	EGP	68,196		1,940,052
14.06%, 01/12/26	EGP	273,950		7,229,316
	Par (000’s		)	Value
Egypt (continued)
14.29%, 01/05/28	EGP	119,540		$2,824,462
14.35%, 09/10/24	EGP	177,305		5,246,901
14.37%, 10/20/25	EGP	241,069		6,527,771
14.40%, 09/10/29	EGP	77,710		1,702,628
14.48%, 04/06/26	EGP	241,890		6,328,336
14.53%, 09/14/24	EGP	224,260		6,661,156
14.56%, 07/06/26	EGP	56,689		1,465,972
14.56%, 10/13/27	EGP	164,620		3,920,951
14.66%, 10/06/30	EGP	86,730		1,854,101
16.10%, 05/07/29	EGP	82,280		1,958,777
				47,660,423
Hungary: 4.2%
Hungary Government Bond
1.00%, 11/26/25	HUF	3,938,180		9,518,447
1.50%, 04/22/26	HUF	3,444,080		8,222,019
1.50%, 08/26/26	HUF	2,246,020		5,243,169
2.00%, 05/23/29	HUF	2,583,150		5,480,745
2.25%, 04/20/33 †	HUF	3,584,780		6,642,079
2.25%, 06/22/34	HUF	1,088,170		1,929,409
2.50%, 10/24/24	HUF	3,097,930		8,085,932
2.75%, 12/22/26	HUF	2,629,670		6,255,721
3.00%, 06/26/24	HUF	2,199,070		5,853,232
3.00%, 10/27/27	HUF	3,444,200		8,075,764
3.00%, 08/21/30	HUF	3,342,660		7,187,472
3.00%, 10/27/38	HUF	2,545,670		4,243,962
3.00%, 04/25/41	HUF	1,551,880		2,438,657
3.25%, 10/22/31 †	HUF	4,059,180		8,574,195
4.50%, 03/23/28	HUF	1,728,130		4,253,085
4.75%, 11/24/32	HUF	3,164,730		7,208,335
5.50%, 06/24/25	HUF	3,277,120		8,708,672
6.75%, 10/22/28	HUF	3,684,030		9,870,958
9.50%, 10/21/26	HUF	1,028,200		2,936,071
				120,727,924
Indonesia: 8.7%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	141,275,000		8,389,521
5.50%, 04/15/26	IDR	167,850,000		10,219,355
6.12%, 05/15/28	IDR	169,531,000		10,284,240
6.25%, 06/15/36	IDR	69,870,000		4,086,196
6.38%, 08/15/28	IDR	91,570,000		5,613,353
6.38%, 04/15/32	IDR	201,060,000		12,097,648
6.38%, 07/15/37	IDR	26,400,000		1,604,101
6.50%, 06/15/25	IDR	157,440,000		9,840,768
6.50%, 02/15/31	IDR	216,870,000		13,137,667
6.62%, 05/15/33	IDR	124,333,000		7,534,963
6.62%, 02/15/34	IDR	12,580,000		761,434
7.00%, 05/15/27	IDR	143,688,000		9,027,514
7.00%, 09/15/30	IDR	217,305,000		13,568,669
7.00%, 02/15/33	IDR	163,525,000		10,215,448
7.12%, 06/15/38	IDR	65,680,000		4,117,683
7.12%, 06/15/42	IDR	148,630,000		9,292,346
7.12%, 06/15/43	IDR	50,030,000		3,141,119
7.50%, 08/15/32	IDR	92,730,000		5,917,849
7.50%, 06/15/35	IDR	194,710,000		12,513,534
7.50%, 05/15/38	IDR	86,250,000		5,562,677
7.50%, 04/15/40	IDR	182,070,000		11,728,815
8.25%, 05/15/29	IDR	156,850,000		10,358,024

See Notes to Financial Statements

59

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Indonesia (continued)
8.25%, 06/15/32	IDR	53,204,000		$3,560,599
8.25%, 05/15/36	IDR	116,525,000		7,903,967
8.38%, 09/15/26	IDR	167,827,000		10,938,602
8.38%, 03/15/34	IDR	178,764,000		12,175,871
8.38%, 04/15/39	IDR	74,030,000		5,116,622
8.75%, 05/15/31	IDR	86,387,000		5,905,967
9.00%, 03/15/29	IDR	117,692,000		8,005,279
9.50%, 07/15/31	IDR	30,011,000		2,141,472
10.50%, 08/15/30	IDR	24,052,000		1,782,044
11.00%, 09/15/25	IDR	32,382,000		2,184,139
Perusahaan Penerbit SBSN
4.88%, 07/15/26	IDR	27,860,000		1,676,951
6.38%, 03/15/34	IDR	40,420,000		2,443,585
6.62%, 10/15/24	IDR	17,960,000		1,135,133
6.88%, 03/15/36	IDR	27,780,000		1,748,888
8.88%, 11/15/31	IDR	59,670,000		4,235,602
				249,967,645
Malaysia: 7.8%
Malaysia Government Bond
2.63%, 04/15/31	MYR	26,519		5,038,672
3.48%, 06/14/24	MYR	30,932		6,498,208
3.50%, 05/31/27	MYR	23,389		4,859,190
3.52%, 04/20/28	MYR	10,655		2,205,298
3.58%, 07/15/32	MYR	31,175		6,272,037
3.73%, 06/15/28	MYR	33,716		7,015,999
3.76%, 05/22/40	MYR	35,055		6,759,420
3.83%, 07/05/34	MYR	26,842		5,448,801
3.88%, 03/14/25	MYR	24,109		5,088,207
3.88%, 08/15/29	MYR	26,291		5,478,574
3.90%, 11/30/26	MYR	32,856		6,925,761
3.90%, 11/16/27	MYR	33,754		7,106,037
3.91%, 07/15/26	MYR	22,800		4,814,611
3.96%, 09/15/25	MYR	30,706		6,484,665
4.06%, 09/30/24	MYR	14,855		3,131,010
4.07%, 06/15/50	MYR	39,510		7,652,223
4.18%, 07/15/24	MYR	14,460		3,046,616
4.25%, 05/31/35	MYR	19,411		4,085,169
4.46%, 03/31/53	MYR	12,830		2,658,792
4.50%, 04/30/29	MYR	14,254		3,059,870
4.64%, 11/07/33	MYR	13,576		2,979,987
4.70%, 10/15/42	MYR	28,660		6,222,858
4.76%, 04/07/37	MYR	34,443		7,606,583
4.89%, 06/08/38	MYR	30,150		6,759,964
4.92%, 07/06/48	MYR	20,835		4,584,257
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	34,116		7,050,949
3.45%, 07/15/36	MYR	28,171		5,404,716
3.46%, 10/15/30	MYR	41,490		8,347,930
3.60%, 07/31/28	MYR	13,220		2,744,630
3.65%, 10/15/24	MYR	25,924		5,443,375
3.73%, 03/31/26	MYR	36,816		7,714,770
3.99%, 10/15/25	MYR	29,194		6,168,623
4.07%, 09/30/26	MYR	21,890		4,630,758
4.13%, 08/15/25	MYR	26,390		5,601,209
4.13%, 07/09/29	MYR	28,666		6,036,099
	Par (000’s		)	Value
Malaysia (continued)
4.19%, 10/07/32	MYR	26,740		$5,614,466
4.25%, 09/30/30	MYR	19,185		4,052,095
4.26%, 07/26/27	MYR	15,131		3,217,499
4.29%, 08/14/43	MYR	19,090		3,938,791
4.37%, 10/31/28	MYR	34,767		7,434,746
4.42%, 09/30/41	MYR	31,115		6,458,627
4.66%, 03/31/38	MYR	12,140		2,643,789
				224,285,881
Mexico: 5.2%
Mexican Bonos
5.00%, 03/06/25	MXN	10,043		516,091
5.50%, 03/04/27	MXN	363,252		17,418,313
5.75%, 03/05/26	MXN	35,734		1,780,600
7.00%, 09/03/26	MXN	48,668		2,462,785
7.50%, 06/03/27	MXN	321,977		16,338,003
7.50%, 05/26/33	MXN	265,772		12,314,461
7.75%, 05/29/31	MXN	550,757		26,596,365
7.75%, 11/23/34	MXN	124,446		5,803,808
7.75%, 11/13/42	MXN	380,141		16,824,516
8.00%, 09/05/24	MXN	5,323		286,911
8.00%, 05/24/35	MXN	39,797		1,886,808
8.00%, 11/07/47	MXN	332,122		14,937,842
8.00%, 07/31/53	MXN	214,913		9,576,979
8.50%, 05/31/29	MXN	75,177		3,873,143
8.50%, 11/18/38	MXN	270,532		13,092,342
10.00%, 12/05/24	MXN	5,407		295,555
10.00%, 11/20/36	MXN	92,179		5,059,715
				149,064,237
Peru: 3.8%
Peru Government Bond
5.35%, 08/12/40	PEN	29,504		5,990,306
5.40%, 08/12/34	PEN	45,126		9,830,460
5.70%, 08/12/24	PEN	14,438		3,747,651
5.94%, 02/12/29	PEN	58,905		14,727,959
6.15%, 08/12/32	PEN	64,450		15,373,643
6.35%, 08/12/28	PEN	38,063		9,789,725
6.90%, 08/12/37	PEN	60,209		14,598,132
6.95%, 08/12/31	PEN	60,735		15,445,976
8.20%, 08/12/26	PEN	23,385		6,368,652
Peru Government Bond 144A Reg S 7.30%, 08/12/33	PEN	54,090		13,829,043
				109,701,547
Philippines: 1.2%
Philippine Government Bond 9.25%, 11/05/34	PHP	46,410		958,255
Philippine Government International Bond 6.25%, 01/14/36	PHP	1,961,500		32,825,145
				33,783,400
Poland: 5.0%
Republic of Poland Government Bond
0.01%, 10/25/25	PLN	13,705		2,949,544
0.25%, 10/25/26	PLN	44,763		9,228,486
0.75%, 04/25/25	PLN	40,727		9,074,051
1.25%, 10/25/30	PLN	64,574		11,729,482

See Notes to Financial Statements

60

		Par (000’s	)	Value
Poland (continued)
1.75%, 04/25/32	PLN	63,150		$11,174,493
2.25%, 10/25/24	PLN	42,506		9,814,569
2.50%, 07/25/26	PLN	32,005		7,102,801
2.50%, 07/25/27	PLN	53,537		11,589,655
2.75%, 04/25/28	PLN	48,330		10,368,414
2.75%, 10/25/29	PLN	54,051		11,175,359
3.25%, 07/25/25	PLN	62,909		14,461,038
3.75%, 05/25/27	PLN	51,665		11,705,985
6.00%, 10/25/33 †	PLN	34,310		8,353,313
7.50%, 07/25/28	PLN	57,058		14,753,494
				143,480,684
Romania: 4.5%
Romania Government Bond
2.50%, 10/25/27	RON	27,180		5,000,464
3.25%, 06/24/26	RON	32,445		6,429,295
3.50%, 11/25/25	RON	25,385		5,143,420
3.65%, 07/28/25	RON	29,235		5,996,512
3.65%, 09/24/31	RON	32,850		5,685,989
3.70%, 11/25/24	RON	31,060		6,472,175
4.15%, 01/26/28	RON	31,520		6,138,707
4.15%, 10/24/30	RON	33,150		6,048,209
4.25%, 04/28/36	RON	24,670		4,042,659
4.50%, 06/17/24	RON	29,435		6,203,727
4.75%, 02/24/25	RON	31,015		6,488,998
4.75%, 10/11/34	RON	32,850		5,771,126
4.85%, 04/22/26	RON	31,285		6,443,381
4.85%, 07/25/29	RON	31,235		6,050,271
5.00%, 02/12/29	RON	30,065		5,886,384
5.80%, 07/26/27	RON	32,440		6,725,871
6.70%, 02/25/32	RON	35,995		7,536,689
7.20%, 05/31/27	RON	8,030		1,743,733
7.35%, 04/28/31	RON	9,090		1,980,975
7.90%, 02/24/38	RON	23,380		5,312,381
8.00%, 04/29/30	RON	18,600		4,169,124
8.25%, 09/29/32	RON	31,700		7,289,554
8.75%, 10/30/28	RON	23,650		5,448,447
				128,008,091
Serbia: 1.2%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	1,220,180		10,909,263
4.50%, 08/20/32	RSD	1,577,110		12,527,213
5.88%, 02/08/28	RSD	1,255,830		11,587,094
				35,023,570
South Africa: 5.8%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	160,783		5,307,574
6.50%, 02/28/41	ZAR	145,576		4,452,249
7.00%, 02/28/31	ZAR	281,448		11,883,573
8.00%, 01/31/30	ZAR	536,115		25,172,261
8.25%, 03/31/32	ZAR	462,620		20,295,736
8.50%, 01/31/37	ZAR	406,792		16,042,178
8.75%, 01/31/44	ZAR	363,418		13,668,729
8.75%, 02/28/48	ZAR	576,159		21,544,235
8.88%, 02/28/35	ZAR	429,309		18,234,356
9.00%, 01/31/40	ZAR	336,875		13,360,422
10.50%, 12/21/26	ZAR	271,958		14,964,504
	Par (000’s		)	Value
South Africa (continued)
11.62%, 03/31/53	ZAR	38,745		$1,873,304
				166,799,121
Thailand: 7.2%
Thailand Government Bond
0.75%, 06/17/24	THB	297,325		8,189,405
0.75%, 09/17/24	THB	377,768		10,363,195
0.95%, 06/17/25	THB	309,557		8,400,662
1.00%, 06/17/27	THB	456,151		11,925,726
1.45%, 12/17/24	THB	352,106		9,688,455
1.58%, 12/17/35	THB	314,267		7,194,523
1.60%, 12/17/29	THB	305,004		7,838,630
1.60%, 06/17/35	THB	158,104		3,639,315
2.00%, 12/17/31	THB	355,757		9,079,518
2.00%, 06/17/42	THB	219,327		4,751,848
2.12%, 12/17/26	THB	344,182		9,420,359
2.25%, 03/17/27	THB	116,560		3,196,184
2.35%, 06/17/26	THB	319,500		8,828,887
2.40%, 03/17/29	THB	78,320		2,127,554
2.65%, 06/17/28	THB	404,251		11,148,572
2.88%, 12/17/28	THB	288,140		8,023,820
2.88%, 06/17/46	THB	245,491		5,840,235
3.30%, 06/17/38	THB	372,078		9,994,796
3.35%, 06/17/33	THB	279,023		7,862,675
3.39%, 06/17/37	THB	222,665		6,122,069
3.40%, 06/17/36	THB	280,348		7,720,321
3.45%, 06/17/43	THB	184,505		4,972,329
3.65%, 06/20/31	THB	268,655		7,736,039
3.77%, 06/25/32	THB	460,868		13,384,762
3.85%, 12/12/25	THB	297,916		8,508,658
4.88%, 06/22/29	THB	320,753		9,814,177
				205,772,714
Turkey: 1.0%
Turkiye Government Bond
9.00%, 07/24/24	TRY	20,443		630,066
10.50%, 08/11/27	TRY	243,434		5,171,072
10.60%, 02/11/26	TRY	113,288		2,770,862
11.00%, 02/24/27	TRY	32,279		698,227
11.70%, 11/13/30	TRY	142,594		2,882,850
12.40%, 03/08/28	TRY	303,291		6,591,891
12.60%, 10/01/25	TRY	27,225		704,375
16.90%, 09/02/26	TRY	163,753		4,352,431
17.80%, 07/13/33	TRY	158,280		3,942,629
				27,744,403
Uruguay: 1.2%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	929,667		21,249,563
9.75%, 07/20/33	UYU	124,170		3,096,545
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	25,635		611,945
Uruguay Government International Bond Reg S

See Notes to Financial Statements

61

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Uruguay (continued)
8.50%, 03/15/28	UYU	418,471		$9,989,515
				34,947,568
Total Government Obligations (Cost: $2,983,673,184)				2,600,458,246
Total Investments Before Collateral for Securities Loaned: 96.7% (Cost: $3,173,571,233)				2,772,427,507
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $5,707,719)
State Street Navigator Securities Lending Government Money Market Portfolio	5,707,719	$5,707,719
Total Investments: 96.9% (Cost: $3,179,278,952)		2,778,135,226
Other assets less liabilities: 3.1%		88,433,534
NET ASSETS: 100.0%		$2,866,568,760

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $5,563,243.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $83,632,460, or 2.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Government	93.8%	$2,600,458,246
Financials	5.9	164,524,505
Utilities	0.2	4,797,244
Industrials	0.1	1,379,202
Energy	0.0	1,268,310
	100.0%	$2,772,427,507

See Notes to Financial Statements

62

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$171,969,261	$—	$171,969,261
Government Obligations *	—	2,600,458,246	—	2,600,458,246
Money Market Fund	5,707,719	—	—	5,707,719
Total Investments	$5,707,719	$2,772,427,507	$—	$2,778,135,226

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

63

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.1%
Bermuda: 0.2%
Arch Capital Group Ltd. 3.63%, 06/30/50	$25		$15,906
Canada: 5.5%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	40		36,824
3.80%, 01/25/50	25		15,530
Canadian Pacific Railway Co. 1.75%, 12/02/26	75		66,719
CI Financial Corp.
3.20%, 12/17/30	25		18,304
4.10%, 06/15/51	25		13,312
Emera US Finance LP 4.75%, 06/15/46	50		34,990
Enbridge, Inc.
3.12%, 11/15/29	75		63,520
3.40%, 08/01/51	50		29,594
5.50%, 12/01/46	25		20,878
5.70%, 03/08/33 †	25		23,387
Fortis, Inc. 3.06%, 10/04/26	25		22,942
Toronto-Dominion Bank 8.12% (US Treasury Yield Curve Rate T 5 Year+4.08%), 10/31/82	50		49,178
TransCanada PipeLines Ltd. 4.62%, 03/01/34	50		42,321
			437,499
France: 6.4%
BNP Paribas SA 144A 4.38%, 09/28/25	75		71,834
Credit Agricole SA 144A 4.38%, 03/17/25	50		48,341
Societe Generale SA 144A 1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	50		43,958
2.23% (US Treasury Yield Curve Rate T 1 Year+1.05%), 01/21/26	25		23,558
2.62%, 01/22/25	50		47,629
3.00%, 01/22/30	100		79,458
3.34% (US Treasury Yield Curve Rate T 1 Year+1.60%), 01/21/33	50		37,590
3.62%, 03/01/41	100		57,646
4.25%, 04/14/25	50		47,908
4.75%, 09/14/28	50		46,522
			504,444
Germany: 0.6%
Deutsche Bank AG 4.50%, 04/01/25	50		47,812
India: 0.3%
Reliance Industries Ltd. 144A 4.12%, 01/28/25	25		24,429
	Par (000’s	)	Value
Italy: 1.4%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33	$25		$22,949
7.00%, 11/21/25	50		50,225
UniCredit SpA 144A 3.13% (US Treasury Yield Curve Rate T 1 Year+1.55%), 06/03/32	50		37,496
			110,670
Mexico: 0.7%
Infraestructura Energetica Nova SAPI de CV 144A 4.75%, 01/15/51	50		34,037
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	25		21,063
			55,100
Netherlands: 3.6%
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		84,058
Enel Finance International NV 144A 2.25%, 07/12/31	75		54,983
Prosus NV 144A
3.06%, 07/13/31	50		36,037
3.68%, 01/21/30	50		39,654
4.99%, 01/19/52	100		61,802
			276,534
Norway: 0.3%
Var Energi ASA 144A 8.00%, 11/15/32	25		25,814
United Kingdom: 1.4%
Barclays Plc 3.56% (US Treasury Yield Curve Rate T 5 Year+2.90%), 09/23/35	50		37,675
Ferguson Finance Plc 144A 4.50%, 10/24/28	25		23,265
Haleon UK Capital Plc 3.12%, 03/24/25	25		24,038
HSBC Holdings Plc 6.50%, 09/15/37	25		22,750
			107,728
United States: 77.7%
Alcon Finance Corp. 144A 3.00%, 09/23/29	50		42,473
Altria Group, Inc.
3.40%, 05/06/30	25		20,919
3.88%, 09/16/46	75		46,362
4.25%, 08/09/42	50		34,247
4.80%, 02/14/29	75		70,269
5.80%, 02/14/39	25		22,237
5.95%, 02/14/49 †	60		50,936
Ares Capital Corp.
2.15%, 07/15/26	25		21,965
3.25%, 07/15/25	25		23,451
3.88%, 01/15/26	50		46,772

See Notes to Financial Statements

64

	Par (000’s	)	Value
United States (continued)
Ashtead Capital, Inc. 144A 5.95%, 10/15/33	$25		$22,823
AT&T, Inc. 3.85%, 06/01/60	75		45,217
BAT Capital Corp. 4.91%, 04/02/30	50		45,105
Becton Dickinson & Co. 3.70%, 06/06/27	50		46,540
Berry Global, Inc. 1.57%, 01/15/26	50		45,186
Berry Global, Inc. 144A 4.88%, 07/15/26	25		23,883
Blue Owl Capital Corp. 3.40%, 07/15/26	50		44,628
Brighthouse Financial, Inc. 4.70%, 06/22/47	25		16,442
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/27	50		46,749
Broadcom, Inc.
3.15%, 11/15/25	50		47,373
4.15%, 11/15/30	50		43,539
Broadcom, Inc. 144A
3.19%, 11/15/36	100		69,296
3.42%, 04/15/33	50		38,892
Campbell Soup Co. 3.95%, 03/15/25	25		24,311
Capital One Financial Corp. 6.38% (SOFR+2.86%), 06/08/34	75		68,432
Carlisle Cos, Inc. 2.75%, 03/01/30	25		20,217
CBRE Services, Inc. 5.95%, 08/15/34	25		22,744
Centene Corp.
2.62%, 08/01/31	75		56,408
4.25%, 12/15/27	50		46,061
CF Industries, Inc. 144A 4.50%, 12/01/26	25		23,834
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/29	25		20,251
2.30%, 02/01/32	50		35,743
2.80%, 04/01/31	25		19,127
4.91%, 07/23/25	75		73,356
5.05%, 03/30/29	125		115,654
5.12%, 07/01/49	20		13,847
5.38%, 05/01/47	75		54,279
6.48%, 10/23/45	75		63,092
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	50		43,585
5.12%, 06/30/27	50		48,260
Cheniere Energy, Inc. 4.62%, 10/15/28	25		22,865
Cigna Group
	Par (000’s	)	Value
United States (continued)
3.40%, 03/15/50	$75		$46,422
Citizens Bank NA 4.58% (SOFR+2.00%), 08/09/28	50		44,362
Conagra Brands, Inc.
4.85%, 11/01/28	50		47,002
5.30%, 11/01/38	25		20,943
Constellation Brands, Inc. 2.25%, 08/01/31	50		38,024
Corning, Inc. 5.45%, 11/15/79	25		19,735
Deutsche Bank AG 2.13% (SOFR+1.87%), 11/24/26	100		90,317
2.55% (SOFR+1.32%), 01/07/28	25		21,646
3.96% (SOFR+2.58%), 11/26/25	50		48,226
Duke Energy Corp.
2.45%, 06/01/30	25		19,939
2.55%, 06/15/31	25		19,287
2.65%, 09/01/26	50		45,839
Equinix, Inc.
2.15%, 07/15/30	25		19,208
3.20%, 11/18/29	50		42,271
3.90%, 04/15/32 †	25		20,818
Everest Reinsurance Holdings, Inc. 3.12%, 10/15/52	50		28,135
Fiserv, Inc.
3.20%, 07/01/26	50		46,728
3.85%, 06/01/25	50		48,473
4.20%, 10/01/28	50		46,176
5.45%, 03/02/28	75		73,555
FS KKR Capital Corp. 3.40%, 01/15/26	25		22,876
General Mills, Inc.
2.88%, 04/15/30	50		41,356
4.00%, 04/17/25	25		24,338
4.95%, 03/29/33	25		22,720
HCA, Inc.
3.50%, 07/15/51	25		14,498
5.12%, 06/15/39	50		41,166
5.25%, 04/15/25	75		73,965
5.25%, 06/15/26	25		24,416
5.25%, 06/15/49	50		38,466
5.50%, 06/15/47 †	50		40,310
J M Smucker Co. 3.50%, 03/15/25	25		24,206
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	25		22,767
4.05%, 04/15/32	50		43,045
KeyCorp 2.55%, 10/01/29	50		37,371
Kinder Morgan Energy Partners LP 5.50%, 03/01/44	25		20,384
Kraft Heinz Foods Co.

See Notes to Financial Statements

65

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
3.00%, 06/01/26	$50		$46,739
5.00%, 06/04/42	25		20,619
5.20%, 07/15/45	50		41,349
6.88%, 01/26/39	25		25,282
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	25		25,551
Lowe’s Cos, Inc. 4.45%, 04/01/62	25		17,083
McDonald’s Corp.
2.12%, 03/01/30	150		120,639
3.62%, 09/01/49	100		66,337
Mondelez International, Inc.
1.50%, 05/04/25	25		23,420
2.75%, 04/13/30	25		20,600
3.00%, 03/17/32	25		20,088
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32	100		75,019
2.75%, 11/01/29	50		41,504
4.62%, 07/15/27	75		71,503
6.05%, 03/01/25	25		24,993
Northrop Grumman Corp. 2.93%, 01/15/25	25		24,153
Oracle Corp.
3.60%, 04/01/40	75		51,531
3.80%, 11/15/37	50		36,819
3.85%, 04/01/60	75		45,057
3.95%, 03/25/51	50		32,485
4.00%, 07/15/46	50		33,622
4.10%, 03/25/61	50		31,389
4.38%, 05/15/55	50		33,859
6.12%, 07/08/39	25		23,377
6.50%, 04/15/38	75		73,229
Pacific Gas and Electric Co.
2.10%, 08/01/27	75		63,537
2.50%, 02/01/31	100		74,185
3.25%, 06/01/31	50		38,844
3.50%, 08/01/50	50		27,867
3.75%, 07/01/28	50		43,871
4.50%, 07/01/40	100		71,063
4.95%, 07/01/50	75		52,418
6.75%, 01/15/53	25		22,149
Republic Services, Inc. 3.95%, 05/15/28	50		46,660
Reynolds American, Inc. 5.85%, 08/15/45	75		58,675
Sempra 3.25%, 06/15/27	50		45,344
4.12% (US Treasury Yield Curve Rate T 5 Year+2.87%), 04/01/52	25		19,287
Sherwin-Williams Co. 3.45%, 06/01/27	50		46,333
Southern Co. 3.70%, 04/30/30	50		43,386
Sprint Capital Corp. 6.88%, 11/15/28	50		51,351
Sprint LLC
	Par (000’s	)	Value
United States (continued)
7.62%, 02/15/25	$100		$101,502
Time Warner Cable LLC
4.50%, 09/15/42	50		32,863
5.50%, 09/01/41	50		37,497
6.55%, 05/01/37	25		21,961
7.30%, 07/01/38	100		93,240
T-Mobile USA, Inc.
3.38%, 04/15/29	75		65,361
3.50%, 04/15/25	150		144,953
3.75%, 04/15/27	155		144,187
3.88%, 04/15/30	60		52,261
Tyson Foods, Inc. 4.55%, 06/02/47	25		17,861
United Rentals North America, Inc. 144A 6.00%, 12/15/29	25		24,073
Verisk Analytics, Inc. 4.00%, 06/15/25	25		24,227
Verizon Communications, Inc.
0.85%, 11/20/25	25		22,648
2.10%, 03/22/28	50		42,665
2.35%, 03/15/32	50		37,407
2.55%, 03/21/31	50		39,081
2.62%, 08/15/26	25		23,023
3.00%, 11/20/60	75		38,426
3.88%, 02/08/29	25		22,704
4.12%, 03/16/27	100		94,750
4.33%, 09/21/28	50		46,574
4.50%, 08/10/33	50		43,353
VICI Properties LP
5.12%, 05/15/32	50		43,255
5.62%, 05/15/52	25		19,597
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50		45,038
4.25%, 12/01/26	50		46,194
4.62%, 12/01/29	50		43,296
Weyerhaeuser Co. 4.00%, 11/15/29	50		44,348
			6,109,922
Total Corporate Bonds (Cost: $8,591,357)			7,715,858

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $19,775)
State Street Navigator Securities Lending Government Money Market Portfolio	19,775		19,775

See Notes to Financial Statements

66

	Number of Shares (continued)	Value
Total Investments: 98.4% (Cost: $8,611,132)		$7,735,633
Other assets less liabilities: 1.6%		128,372
NET ASSETS: 100.0%		$7,864,005

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $126,950.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,393,905, or 17.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Technology	24.5%	$1,888,196
Financials	18.9	1,459,780
Utilities	11.6	892,004
Consumer Non-Cyclicals	11.4	881,111
Consumer Cyclicals	10.4	805,188
Industrials	6.6	507,304
Healthcare	6.1	470,724
Real Estate	4.5	346,768
Energy	4.2	325,547
Basic Materials	1.8	139,236
	100.0%	$7,715,858

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$7,715,858	$—	$7,715,858
Money Market Fund	19,775	—	—	19,775
Total Investments	$19,775	$7,715,858	$—	$7,735,633

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

67

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.4%
Bermuda: 0.1%
Arch Capital Group Ltd. 3.63%, 06/30/50	$25		$15,906
Canada: 7.3%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	50		46,030
3.80%, 01/25/50	25		15,530
Bank of Nova Scotia
1.30%, 06/11/25	50		46,386
1.95%, 02/02/27	75		66,207
2.45%, 02/02/32	100		75,025
Brookfield Finance, Inc. 4.35%, 04/15/30	100		88,429
Canadian Imperial Bank of Commerce 3.45%, 04/07/27	50		45,759
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		23,380
Canadian Pacific Railway Co. 6.12%, 09/15/15	75		67,588
CI Financial Corp. 4.10%, 06/15/51	50		26,624
Emera US Finance LP 3.55%, 06/15/26	25		23,439
Enbridge, Inc.
3.12%, 11/15/29	125		105,867
4.25%, 12/01/26	25		23,763
Fortis, Inc. 3.06%, 10/04/26	25		22,942
Royal Bank of Canada 1.40%, 11/02/26	50		43,922
Toronto-Dominion Bank
1.15%, 06/12/25	25		23,174
1.20%, 06/03/26	50		44,343
1.25%, 09/10/26	75		65,994
			854,402
Denmark: 0.4%
Danske Bank A/S 144A 1.55% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/10/27	50		43,432
Finland: 0.4%
Nordea Bank Abp 144A 0.75%, 08/28/25	50		45,600
France: 6.3%
BNP Paribas SA 144A
4.38%, 05/12/26	100		95,038
5.12% (US Treasury Yield Curve Rate T 1 Year+1.45%), 01/13/29 †	150		143,477
Credit Agricole SA 144A
2.02%, 01/11/27	50		44,117
4.38%, 03/17/25	50		48,341
5.51%, 07/05/33	75		70,277
Societe Generale SA 144A
	Par (000’s	)	Value
France (continued)
1.49% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/14/26	$100		$89,129
1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	100		87,915
3.00%, 01/22/30	100		79,458
4.25%, 04/14/25	50		47,908
4.68%, 06/15/27	50		47,490
			753,150
Germany: 0.3%
Deutsche Bank AG 3.73% (SOFR+2.76%), 01/14/32	50		36,220
India: 0.7%
Adani Ports & Special Economic Zone Ltd. 144A 4.20%, 08/04/27	50		41,288
Reliance Industries Ltd. 144A 4.12%, 01/28/25	50		48,858
			90,146
Italy: 1.0%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33	50		45,897
7.78% (US Treasury Yield Curve Rate T 1 Year+3.90%), 06/20/54	25		21,702
UniCredit SpA 144A 1.98% (US Treasury Yield Curve Rate T 1 Year+1.20%), 06/03/27	50		44,139
			111,738
Japan: 0.4%
Nomura Holdings, Inc. 2.65%, 01/16/25	50		47,762
Mexico: 0.4%
Sitios Latinoamerica SAB de CV 144A 5.38%, 04/04/32	50		42,126
Netherlands: 1.3%
Prosus NV 144A
3.06%, 07/13/31	50		36,037
3.68%, 01/21/30	50		39,654
4.03%, 08/03/50	50		26,977
4.99%, 01/19/52	100		61,802
			164,470
Norway: 0.4%
Var Energi ASA 144A 8.00%, 11/15/32	50		51,629
Saudi Arabia: 2.8%
Saudi Arabian Oil Co. 144A
3.25%, 11/24/50	75		44,470
3.50%, 04/16/29	75		66,738
3.50%, 11/24/70	50		28,273
4.25%, 04/16/39	150		117,905

See Notes to Financial Statements

68

	Par (000’s	)	Value
Saudi Arabia (continued)
4.38%, 04/16/49	$100		$73,437
			330,823
Sweden: 0.4%
Skandinaviska Enskilda Banken AB 144A 1.40%, 11/19/25	25		22,832
Svenska Handelsbanken AB 144A 3.95%, 06/10/27	25		23,344
			46,176
Switzerland: 2.9%
UBS Group AG 144A
1.36% (US Treasury Yield Curve Rate T 1 Year+1.08%), 01/30/27	50		44,353
2.75% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/33	50		36,633
3.18% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/43	50		30,982
4.70% (US Treasury Yield Curve Rate T 1 Year+2.05%), 08/05/27	100		95,289
4.99% (US Treasury Yield Curve Rate T 1 Year+2.40%), 08/05/33	150		129,720
			336,977
Taiwan: 0.8%
TSMC Global Ltd. 144A
0.75%, 09/28/25	50		45,549
1.25%, 04/23/26	50		45,002
			90,551
United Kingdom: 4.1%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	100		75,936
2.67% (US Treasury Yield Curve Rate T 1 Year+1.20%), 03/10/32	100		74,041
2.89% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/32	50		36,529
3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42	100		61,396
4.38%, 01/12/26	50		47,738
5.25%, 08/17/45	50		40,369
Haleon UK Capital Plc 3.12%, 03/24/25	50		48,076
HSBC Holdings Plc 5.40% (SOFR+2.87%), 08/11/33 †	50		44,979
Standard Chartered Plc 144A 2.68% (US Treasury Yield Curve Rate T 1 Year+1.20%), 06/29/32	100		74,393
			503,457
	Par (000’s	)	Value
United States: 68.4%
Altria Group, Inc.
2.45%, 02/04/32	$75		$54,768
3.40%, 02/04/41	25		15,330
4.25%, 08/09/42	100		68,494
4.80%, 02/14/29 †	75		70,269
5.38%, 01/31/44 †	25		21,466
5.80%, 02/14/39	50		44,474
5.95%, 02/14/49 †	60		50,936
Apple, Inc.
1.12%, 05/11/25	50		46,934
2.05%, 09/11/26	100		91,708
3.20%, 05/11/27	100		93,539
3.25%, 08/08/29	50		45,169
3.35%, 02/09/27	50		47,154
4.10%, 08/08/62	50		36,702
Ares Capital Corp.
2.15%, 07/15/26	25		21,965
2.88%, 06/15/28	100		82,808
AT&T, Inc.
3.65%, 09/15/59	175		101,332
3.85%, 06/01/60	75		45,217
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25		13,793
3.80%, 07/15/48	50		32,990
4.25%, 10/15/50	50		35,059
4.45%, 01/15/49	50		36,671
5.15%, 11/15/43	25		21,079
6.12%, 04/01/36	75		73,045
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	125		71,902
3.85%, 03/15/52	50		34,896
4.20%, 08/15/48	110		84,331
Berry Global, Inc. 1.57%, 01/15/26	25		22,593
Berry Global, Inc. 144A 4.88%, 07/15/26	50		47,766
Blackstone Holdings Finance Co. LLC 144A 3.20%, 01/30/52	50		28,232
Blue Owl Capital Corp. 3.40%, 07/15/26	50		44,628
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/27	75		70,124
Broadcom, Inc. 3.15%, 11/15/25	25		23,687
Broadcom, Inc. 144A
3.42%, 04/15/33	125		97,231
4.93%, 05/15/37	75		62,543
Cameron LNG LLC 144A 3.70%, 01/15/39	75		55,492
Campbell Soup Co. 3.95%, 03/15/25	25		24,311
Capital One Financial Corp. 6.38% (SOFR+2.86%), 06/08/34	25		22,811

See Notes to Financial Statements

69

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
CF Industries, Inc. 144A 4.50%, 12/01/26	$25		$23,834
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/29	25		20,251
3.85%, 04/01/61	50		26,434
4.91%, 07/23/25	100		97,808
5.05%, 03/30/29	100		92,524
5.38%, 05/01/47	25		18,093
6.48%, 10/23/45	100		84,123
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	25		21,792
5.12%, 06/30/27	25		24,130
5.88%, 03/31/25	50		49,774
Cheniere Energy, Inc. 4.62%, 10/15/28	25		22,865
Citizens Bank NA 2.25%, 04/28/25	50		46,324
Conagra Brands, Inc. 4.85%, 11/01/28	25		23,501
Constellation Brands, Inc.
2.25%, 08/01/31	25		19,012
3.15%, 08/01/29 †	50		43,194
Corning, Inc. 5.45%, 11/15/79	25		19,735
Costco Wholesale Corp. 3.00%, 05/18/27	50		46,346
Credit Suisse AG
1.25%, 08/07/26	100		87,262
2.95%, 04/09/25	75		71,230
5.00%, 07/09/27	100		95,453
Deutsche Bank AG
1.69%, 03/19/26	50		45,085
2.13% (SOFR+1.87%), 11/24/26	100		90,317
2.55% (SOFR+1.32%), 01/07/28	75		64,937
3.96% (SOFR+2.58%), 11/26/25	50		48,226
Duke Energy Carolinas LLC 4.95%, 01/15/33	25		23,103
Duke Energy Corp. 2.65%, 09/01/26	100		91,678
EMD Finance LLC 144A 3.25%, 03/19/25	50		48,162
Entergy Louisiana LLC 4.00%, 03/15/33	50		42,044
Equinix, Inc. 3.20%, 11/18/29	50		42,271
Fiserv, Inc.
2.25%, 06/01/27	100		88,403
3.85%, 06/01/25	25		24,236
4.20%, 10/01/28	75		69,264
Florida Power & Light Co. 2.88%, 12/04/51	25		14,200
	Par (000’s	)	Value
United States (continued)
3.15%, 10/01/49	$100		$61,008
FS KKR Capital Corp. 3.40%, 01/15/26	25		22,876
General Mills, Inc.
2.88%, 04/15/30	75		62,035
4.00%, 04/17/25	25		24,338
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	25		24,408
HCA, Inc.
4.12%, 06/15/29	100		88,784
5.25%, 04/15/25	75		73,965
5.25%, 06/15/26	25		24,416
5.50%, 06/15/47 †	125		100,774
Home Depot, Inc. 5.95%, 04/01/41	25		24,261
Huntington Bancshares, Inc. 2.55%, 02/04/30	50		38,502
ITC Holdings Corp. 144A 4.95%, 09/22/27	25		24,151
J M Smucker Co. 3.50%, 03/15/25	25		24,206
Jackson National Life Global Funding 144A 1.75%, 01/12/25	25		23,554
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29	50		45,534
4.05%, 04/15/32	50		43,045
4.60%, 05/25/28	25		23,800
KeyCorp
2.25%, 04/06/27	75		62,270
2.55%, 10/01/29	50		37,371
Kinder Morgan Energy Partners LP 5.50%, 03/01/44	25		20,384
Kraft Heinz Foods Co. 3.00%, 06/01/26	50		46,739
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	75		76,652
Lowe’s Cos, Inc. 5.80%, 09/15/62	50		42,399
McCormick & Co., Inc. 3.40%, 08/15/27	25		22,900
McDonald’s Corp.
3.50%, 07/01/27	25		23,237
3.60%, 07/01/30	25		21,907
3.62%, 09/01/49	75		49,753
3.80%, 04/01/28	75		69,618
4.45%, 03/01/47	25		19,197
4.70%, 12/09/35	75		65,848
4.88%, 12/09/45	50		41,187
6.30%, 10/15/37	50		50,564
Meta Platforms, Inc. 4.65%, 08/15/62	50		37,734
Metropolitan Life Global Funding I 144A 1.88%, 01/11/27	75		65,693
Mondelez International, Inc.

See Notes to Financial Statements

70

	Par (000’s	)	Value
United States (continued)
2.62%, 03/17/27	$50		$45,264
2.62%, 09/04/50	25		13,630
2.75%, 04/13/30	25		20,600
Nestle Holdings, Inc. 144A 3.50%, 09/24/25	25		24,195
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/27	100		87,867
6.05%, 03/01/25	50		49,986
Oracle Corp.
3.85%, 07/15/36	75		57,239
4.12%, 05/15/45	100		69,324
4.30%, 07/08/34	50		41,695
4.38%, 05/15/55	50		33,859
5.38%, 07/15/40	100		85,166
6.50%, 04/15/38	50		48,819
Pacific Gas and Electric Co.
3.25%, 06/01/31	50		38,844
3.50%, 08/01/50	50		27,867
3.75%, 07/01/28	75		65,807
4.50%, 07/01/40	50		35,531
4.55%, 07/01/30	75		64,950
4.95%, 07/01/50	100		69,891
6.15%, 01/15/33	50		46,055
PepsiCo, Inc.
2.75%, 04/30/25	100		96,195
2.75%, 03/19/30	25		21,303
Philip Morris International, Inc.
0.88%, 05/01/26	50		44,516
3.38%, 08/15/29	75		65,304
4.12%, 03/04/43	50		35,859
4.38%, 11/15/41	65		48,906
5.38%, 02/15/33	25		23,108
5.62%, 11/17/29	25		24,474
5.75%, 11/17/32	50		47,801
Procter & Gamble Co. 2.45%, 11/03/26	25		23,161
Public Service Co. of Colorado 1.88%, 06/15/31	50		37,546
Republic Services, Inc. 3.95%, 05/15/28	25		23,330
San Diego Gas & Electric Co. 1.70%, 10/01/30	75		56,749
Sherwin-Williams Co. 3.45%, 06/01/27	50		46,333
Southern California Edison Co.
2.95%, 02/01/51	25		13,914
3.65%, 02/01/50	50		31,803
Southern Co. 3.25%, 07/01/26	50		46,752
Sprint Capital Corp. 6.88%, 11/15/28	25		25,675
Sprint LLC
7.62%, 02/15/25	150		152,253
7.62%, 03/01/26	25		25,694
	Par (000’s	)	Value
United States (continued)
Time Warner Cable LLC
4.50%, 09/15/42	$25		$16,431
5.88%, 11/15/40	25		19,738
6.55%, 05/01/37	100		87,844
6.75%, 06/15/39	75		65,446
T-Mobile USA, Inc.
1.50%, 02/15/26	25		22,679
3.00%, 02/15/41	25		15,790
3.50%, 04/15/25	50		48,318
3.75%, 04/15/27	150		139,535
3.88%, 04/15/30	125		108,877
United Rentals North America, Inc. 144A 6.00%, 12/15/29	50		48,147
Verisk Analytics, Inc. 4.00%, 06/15/25	25		24,227
Verizon Communications, Inc.
3.70%, 03/22/61	75		45,778
4.02%, 12/03/29	150		134,001
4.12%, 03/16/27	125		118,438
4.33%, 09/21/28	50		46,574
VICI Properties LP
4.75%, 02/15/28	50		46,094
5.12%, 05/15/32	50		43,255
5.62%, 05/15/52	25		19,597
VICI Properties LP / VICI Note Co., Inc. 144A
3.50%, 02/15/25	50		47,734
4.25%, 12/01/26	75		69,290
Vistra Operations Co. LLC 144A 4.30%, 07/15/29	25		21,767
Walt Disney Co. 6.20%, 12/15/34 †	25		25,378
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	25		23,199
Weyerhaeuser Co. 4.00%, 04/15/30	50		43,746
			8,049,318
Total Corporate Bonds (Cost: $13,112,343)			11,613,883
Total Investments: 98.4% (Cost: $13,112,343)			11,613,883
Other assets less liabilities: 1.6%			188,953
NET ASSETS: 100.0%			$11,802,836

See Notes to Financial Statements

71

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

SOFR	Secured Overnight Financing Rate

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $471,845.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,007,214, or 25.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Financials	30.0%	$3,489,975
Technology	20.0	2,317,772
Consumer Non-Cyclicals	15.0	1,743,086
Utilities	8.9	1,029,236
Consumer Cyclicals	8.7	1,008,384
Energy	5.9	689,130
Industrials	4.5	523,278
Real Estate	2.9	336,395
Healthcare	2.9	336,101
Basic Materials	1.2	140,526
	100.0%	$11,613,883

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$11,613,883	$—	$11,613,883

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

72

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Financial Services: 99.9%
AGNC Investment Corp. †	1,809,339	$13,352,922
Annaly Capital Management, Inc.	1,360,613	21,239,169
Apollo Commercial Real Estate Finance, Inc.	775,536	7,724,339
Arbor Realty Trust, Inc. †	702,532	8,858,929
Ares Commercial Real Estate Corp. †	397,550	3,645,533
ARMOUR Residential REIT, Inc. †	300,520	4,378,576
Blackstone Mortgage Trust, Inc. †	498,715	9,949,364
BrightSpire Capital, Inc. †	827,900	4,685,914
Chimera Investment Corp.	1,416,314	6,798,307
Claros Mortgage Trust, Inc.	327,062	3,411,257
Dynex Capital, Inc. †	390,666	3,922,287
Ellington Financial, Inc. †	442,073	5,318,138
Franklin BSP Realty Trust, Inc.	499,622	6,300,233
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	461,849	7,916,092
KKR Real Estate Finance Trust, Inc.	237,449	2,478,968
Ladder Capital Corp.	835,693	8,448,856
MFA Financial, Inc.	696,804	6,194,588
	Number of Shares	Value
Financial Services (continued)
New York Mortgage Trust, Inc. †	577,671	$4,500,057
Orchid Island Capital, Inc. †	370,361	2,325,867
PennyMac Mortgage Investment Trust †	468,691	5,928,941
Ready Capital Corp. †	935,725	8,823,887
Redwood Trust, Inc. †	684,605	4,299,319
Rithm Capital Corp.	1,432,567	13,365,850
Starwood Property Trust, Inc. †	883,450	15,681,237
Two Harbors Investment Corp.	531,908	6,175,452
Total Common Stocks (Cost: $264,095,862)		185,724,082

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 13.5%
Money Market Fund: 13.5% (Cost: $25,006,690)
State Street Navigator Securities Lending Government Money Market Portfolio	25,006,690	25,006,690
Total Investments: 113.4% (Cost: $289,102,552)		210,730,772
Liabilities in excess of other assets: (13.4)%		(24,839,721)
NET ASSETS: 100.0%		$185,891,051

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $51,027,240.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$185,724,082

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$185,724,083	$—	$—	$185,724,082
Money Market Fund	25,006,690	—	—	25,006,690
Total Investments	$210,730,773	$—	$—	$210,730,772

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

73

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2023 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.3%
Consumer Cyclicals: 5.9%
Ford Motor Co.
6.00%, 12/01/59 †	957,918	$20,116,278
6.20%, 06/01/59	898,040	19,271,938
6.50%, 08/15/62	718,426	15,029,472
Paramount Global 5.75%, 04/01/24	299,351	4,654,908
Qurate Retail, Inc. 8.00%, 03/15/31	380,173	9,048,117
QVC, Inc. 6.25%, 11/26/68	598,935	4,977,150
		73,097,863
Consumer Non-Cyclicals: 6.0%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	299,351	4,577,077
CHS, Inc.
6.75%, 09/30/24	589,718	13,946,831
7.10%, 03/31/24	502,905	12,436,841
7.50%, 01/21/25	619,654	15,615,281
7.88%, 09/26/23	639,135	16,349,073
8.00%, 07/18/23	365,480	10,646,432
		73,571,535
Energy: 6.8%
Energy Transfer LP
7.60%, 05/15/24	957,918	23,679,733
10.16%, 05/15/23	536,089	13,407,586
10.36%, 08/15/23	530,128	13,285,008
NGL Energy Partners LP 12.85% *	374,771	9,639,110
NuStar Energy LP 11.31% (Term SOFR USD 3 Month+5.90%)	458,660	11,512,366
NuStar Logistics LP 6.98% (Term SOFR USD 3 Month+7.00%), 01/15/43	479,492	12,457,202
		83,981,005
Financial Services: 10.2%
AGNC Investment Corp.
6.12%, 04/15/25	688,494	13,762,995
6.50%, 10/15/24	481,947	10,260,652
10.77% (Term SOFR USD 3 Month+5.37%)	387,157	9,427,273
Annaly Capital Management, Inc.
6.75%, 06/30/24	529,846	12,244,741
9.83%	506,316	11,726,278
10.63%	857,749	20,791,836
Chimera Investment Corp.
7.75%, 09/30/25	311,320	5,360,930
8.00%, 03/30/24	389,146	8,207,089
MFA Financial, Inc. 6.50%, 03/31/25	329,280	6,048,874
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	299,351	4,912,350
Rithm Capital Corp. 6.38%, 02/15/25	476,076	9,226,353
	Number of Shares	Value
Financial Services (continued)
7.12%, 08/15/24	337,063	$7,465,945
Two Harbors Investment Corp. 7.62%, 07/27/27	314,312	5,940,497
		125,375,813
Industrials: 6.6%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27	359,216	5,496,005
Chart Industries, Inc. 6.75%, 12/15/25	240,969	11,846,036
Clarivate Plc 5.25%, 06/01/24	430,314	12,018,670
Crestwood Equity Partners LP 9.25%	2,133,149	20,563,556
RBC Bearings, Inc. 5.00%, 10/15/24	137,708	14,485,505
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	644,676	17,187,062
		81,596,834
Real Estate: 0.8%
Brookfield Property Preferred LP 6.25%, 07/26/81	803,564	9,642,768
Real Estate Investment Trusts: 15.2%
Arbor Realty Trust, Inc. 6.25% (Term SOFR USD 3 Month+5.44%), 10/12/26	339,585	5,932,550
Digital Realty Trust, Inc. 5.20%, 10/10/24	413,097	8,047,130
DigitalBridge Group, Inc.
7.12%	345,961	7,216,746
7.15%	383,252	8,052,125
Diversified Healthcare Trust
5.62%, 08/01/42	416,965	5,729,099
6.25%, 02/01/46	297,819	4,413,678
Franklin BSP Realty Trust, Inc. 7.50%	307,603	5,724,492
Hudson Pacific Properties, Inc. 4.75%, 11/26/26	508,894	5,363,743
Kimco Realty Corp. 5.25%	311,639	6,235,896
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26	392,507	6,397,864
Public Storage Operating Co.
3.88%, 10/06/25	338,264	5,158,526
4.00%, 06/16/26	1,243,838	19,629,785
4.10%, 01/13/27	299,351	4,834,519
4.62%, 06/17/25	676,517	12,515,564
4.70%, 11/15/24	309,881	5,704,909
4.88%, 09/12/24	378,616	7,443,591
5.05%	357,392	7,641,041
5.15%	333,570	7,041,663
5.60%, 03/11/24	341,260	7,572,559
Rithm Capital Corp.

See Notes to Financial Statements

74

	Number of Shares	Value
Real Estate Investment Trusts (continued)
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26	556,780	$11,124,464
RLJ Lodging Trust 1.95%	385,442	9,096,431
UMH Properties, Inc. 6.38%	315,699	6,424,475
Vornado Realty Trust
4.45%, 09/22/26	359,216	4,285,447
5.25%, 11/24/25	739,833	10,429,505
5.40% †	357,392	5,078,540
		187,094,342
Technology: 15.8%
AT&T, Inc.
4.75%, 02/18/25	2,095,437	36,251,060
5.00%, 12/12/24	1,436,868	26,740,113
5.35%, 11/01/66	1,575,503	33,006,788
5.62%, 08/01/67	982,826	21,622,172
Pitney Bowes, Inc. 6.70%, 03/07/43	506,316	7,655,498
Qwest Corp.
6.50%, 09/01/56	1,164,493	14,078,720
6.75%, 06/15/57	786,255	9,843,913
Telephone and Data Systems, Inc.
6.00%, 09/30/26	826,202	10,616,696
6.62%, 03/31/26	502,905	7,417,849
United States Cellular Corp.
5.50%, 03/01/70	598,689	8,896,519
5.50%, 06/01/70 †	598,689	8,752,833
6.25%, 09/01/69	598,689	9,878,368
		194,760,529
Utilities: 32.0%
AES Corp. 6.88%, 02/15/24	312,217	18,820,441
Algonquin Power & Utilities Corp.
6.20%, 07/01/79	419,086	10,305,325
7.75%, 06/15/24	688,494	12,867,953
9.34%, 10/17/78	342,493	8,589,724
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26	419,086	5,728,906
4.88%, 12/09/26	311,320	4,445,650
CMS Energy Corp.
5.88%, 10/15/78	333,570	7,355,218
5.88%, 03/01/79	754,363	16,754,402
DTE Energy Co.
4.38%, 12/01/81 †	335,269	6,004,668
5.25%, 12/01/77	476,508	10,235,392
Duke Energy Corp.
5.62%, 09/15/78	595,657	13,146,150
5.75%, 06/15/24	1,197,390	27,468,127
Entergy Arkansas LLC 4.88%, 09/01/66	488,435	9,881,040
	Number of Shares	Value
Utilities (continued)
Entergy Louisiana LLC 4.88%, 09/01/66	321,658	$6,561,823
Entergy Mississippi LLC 4.90%, 10/01/66	309,734	6,337,158
Georgia Power Co. 5.00%, 10/01/77	321,658	6,947,813
NextEra Energy Capital Holdings, Inc. 5.65%, 03/01/79	823,206	18,258,709
NextEra Energy, Inc. 6.93%, 09/01/25	1,197,390	44,950,021
NiSource, Inc.
6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	598,689	14,967,225
7.75%, 03/01/24	258,186	26,203,297
SCE Trust III 5.75% (Term SOFR USD 3 Month+3.25%), 03/15/24	329,280	7,948,819
SCE Trust IV 5.38% (Term SOFR USD 3 Month+3.39%), 09/15/25	389,146	7,646,719
SCE Trust V 5.45% (Term SOFR USD 3 Month+4.05%), 03/15/26	359,216	7,920,713
SCE Trust VI 5.00%	565,858	9,913,832
Sempra 5.75%, 07/01/79	907,023	20,408,017
Southern Co.
4.20%, 10/15/60	898,040	16,164,720
4.95%, 01/30/80 †	1,197,390	24,259,121
5.25%, 12/01/77	536,089	11,472,304
Spire, Inc. 5.90%, 08/15/24	299,351	6,612,663
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	305,561	6,645,952
		394,821,902
Total Preferred Securities (Cost: $1,467,508,178)		1,223,942,591

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $309,321)
State Street Navigator Securities Lending Government Money Market Portfolio	309,321	309,321
Total Investments: 99.3% (Cost: $1,467,817,499)		1,224,251,912
Other assets less liabilities: 0.7%		8,792,088
NET ASSETS: 100.0%		$1,233,044,000

See Notes to Financial Statements

75

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $655,924.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Residential & Commercial REITs	23.7%	$290,803,420
Electric Utilities & IPPs	22.1	270,758,078
Telecommunications Services	15.3	187,105,031
Multiline Utilities	9.6	117,451,161
Oil & Gas Related Equipment and Services	6.1	74,341,895
Food & Tobacco	5.6	68,994,458
Automobiles & Auto Parts	4.5	54,417,688
Machinery; Equipment & Components	3.6	43,518,603
Professional & Commercial Services	3.1	38,078,231
Real Estate Operations	2.1	24,911,639
Diversified Retail	1.1	14,025,267
Oil & Gas	0.8	9,639,110
Office Equipment	0.6	7,655,498
Natural Gas Utilities	0.5	6,612,663
Investment Banking & Investment Services	0.5	6,397,864
Hotels & Entertainment Services	0.4	4,654,908
Consumer Goods Conglomerates	0.4	4,577,077
	100.0%	$1,223,942,591

The summary of inputs used to value the Fund’s investments as of October 31, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$1,223,942,591	$—	$—	$1,223,942,591
Money Market Fund	309,321	—	—	309,321
Total Investments	$1,224,251,912	$—	$—	$1,224,251,912

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

76

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)

	BDC Income ETF	China Bond ETF		Dynamic High Income ETF	Emerging Markets High Yield Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$706,223,444	$28,921,983		$102,898	$301,614,574
Affiliated issuers (3)	—	—		628,072	—
Short-term investments held as collateral for securities loaned (4)	87,578,849	—		—	15,921,278
Cash	5,619	44,215		—	4,292,361
Cash denominated in foreign currency, at value (5)	—	2,952,744	(a)	—	2,341
Receivables:
Investment securities sold	—	4,403		—	6,255,966
Dividends and interest	646,038	360,803		1,157	5,775,481
Prepaid expenses	—	827		—	—
Total assets	794,453,950	32,284,975		732,127	333,862,001
Liabilities:
Payables:
Investment securities purchased	—	—		—	6,488,812
Collateral for securities loaned	87,578,849	—		—	15,921,278
Line of credit	620,967	—		—	—
Due to Adviser	239,971	5,476		63	112,775
Due to custodian	—	—		70	—
Deferred Trustee fees	9,396	138		—	40,196
Accrued expenses	16,618	47,137		—	—
Total liabilities	88,465,801	52,751		133	22,563,061
NET ASSETS	$705,988,149	$32,232,224		$731,994	$311,298,940
Shares outstanding	47,425,000	1,500,000		30,000	17,700,000
Net asset value, redemption and offering price per share	$14.89	$21.49		$24.40	$17.59
Net Assets consist of:
Aggregate paid in capital	$839,220,752	$40,711,438		$758,912	$582,187,892
Total distributable earnings (loss)	(133,232,603)	(8,479,214)		(26,918)	(270,888,952)
NET ASSETS	$705,988,149	$32,232,224		$731,994	$311,298,940
(1) Value of securities on loan	$107,950,095	$—		$—	$15,325,318
(2) Cost of investments - Unaffiliated issuers	$738,148,037	$31,725,421		$118,426	$357,795,978
(3) Cost of investments - Affiliated issuers	$—	$—		$637,360	$—
(4) Cost of short-term investments held as collateral for securities loaned	$87,578,849	$—		$—	$15,921,278
(5) Cost of cash denominated in foreign currency	$—	$2,968,190		$—	$2,369

(a)	Includes $35,911 on foreign investor minimum settlement reserve funds (see Note 2H).

See Notes to Financial Statements

77

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)

	Fallen Angel High Yield Bond ETF	Green Bond ETF	IG Floating Rate ETF	International High Yield Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,309,387,848	$80,634,045	$1,300,135,220	$35,833,911
Short-term investments held as collateral for securities loaned (3)	79,671,097	1,607,387	—	1,872,582
Cash	6,695,245	183,354	6,289,188	265,168
Cash denominated in foreign currency, at value (4)	—	42	—	452,625
Receivables:
Investment securities sold	93,255,795	662,937	61,672,723	960,045
Shares of beneficial interest sold	8,024,130	—	7,571,990	—
Dividends and interest	38,006,788	769,702	12,193,863	661,707
Total assets	2,535,040,903	83,857,467	1,387,862,984	40,046,038
Liabilities:
Payables:
Investment securities purchased	99,620,818	533,184	68,236,063	1,427,456
Shares of beneficial interest redeemed	5,313,682	—	—	—
Collateral for securities loaned	79,671,097	1,607,387	—	1,872,582
Due to Adviser	715,816	13,622	150,794	12,440
Deferred Trustee fees	67,963	1,073	21,618	33,385
Accrued expenses	—	—	—	103
Total liabilities	185,389,376	2,155,266	68,408,475	3,345,966
NET ASSETS	$2,349,651,527	$81,702,201	$1,319,454,509	$36,700,072
Shares outstanding	87,850,000	3,650,000	52,300,000	1,900,000
Net asset value, redemption and offering price per share	$26.75	$22.38	$25.23	$19.32
Net Assets consist of:
Aggregate paid in capital	$3,100,169,113	$97,927,933	$1,322,753,669	$64,508,078
Total distributable earnings (loss)	(750,517,586)	(16,225,732)	(3,299,160)	(27,808,006)
NET ASSETS	$2,349,651,527	$81,702,201	$1,319,454,509	$36,700,072
(1) Value of securities on loan	$84,090,029	$4,858,933	$6,457,726	$1,894,783
(2) Cost of investments - Unaffiliated issuers	$2,676,554,304	$92,637,455	$1,302,967,027	$42,563,250
(3) Cost of short-term investments held as collateral for securities loaned	$79,671,097	$1,607,387	$—	$1,872,582
(4) Cost of cash denominated in foreign currency	$—	$43	$—	$456,762

See Notes to Financial Statements

78

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)

	J.P. Morgan EM Local Currency Bond ETF	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,772,427,507	$7,715,858	$11,613,883	$185,724,082
Short-term investments held as collateral for securities loaned (3)	5,707,719	19,775	—	25,006,690
Cash	5,435,343	46,711	69,143	481
Cash denominated in foreign currency, at value (4)	23,549,778	—	—	—
Receivables:
Investment securities sold	38,953,858	541,171	553,110	—
Shares of beneficial interest sold	192,326	—	—	983,543
Dividends and interest	58,609,909	96,378	134,780	402,762
Prepaid expenses	13,596	—	—	—
Total assets	2,904,890,036	8,419,893	12,370,916	212,117,558
Liabilities:
Payables:
Investment securities purchased	30,687,084	534,437	566,067	983,642
Collateral for securities loaned	5,707,719	19,775	—	25,006,690
Line of credit	—	—	—	137,786
Due to Adviser	628,117	1,676	2,013	64,704
Deferred Trustee fees	251,870	—	—	16,359
Accrued expenses	1,046,486	—	—	17,326
Total liabilities	38,321,276	555,888	568,080	26,226,507
NET ASSETS	$2,866,568,760	$7,864,005	$11,802,836	$185,891,051
Shares outstanding	120,222,682	400,000	600,000	18,900,000
Net asset value, redemption and offering price per share	$23.84	$19.66	$19.67	$9.84
Net Assets consist of:
Aggregate paid in capital	$3,898,366,873	$9,999,885	$14,999,828	$377,703,528
Total distributable earnings (loss)	(1,031,798,113)	(2,135,880)	(3,196,992)	(191,812,477)
NET ASSETS	$2,866,568,760	$7,864,005	$11,802,836	$185,891,051
(1) Value of securities on loan	$5,563,243	$126,950	$471,845	$51,027,240
(2) Cost of investments - Unaffiliated issuers	$3,173,571,233	$8,591,357	$13,112,343	$264,095,862
(3) Cost of short-term investments held as collateral for securities loaned	$5,707,719	$19,775	$—	$25,006,690
(4) Cost of cash denominated in foreign currency	$23,580,732	$—	$—	$—

See Notes to Financial Statements

79

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)

Preferred Securities ex Financials ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,223,942,591
Short-term investments held as collateral for securities loaned (3)	309,321
Cash	5,348,320
Receivables:
Shares of beneficial interest sold	2,368,773
Dividends and interest	4,204,128
Total assets	1,236,173,133
Liabilities:
Payables:
Investment securities purchased	2,367,274
Collateral for securities loaned	309,321
Due to Adviser	416,256
Deferred Trustee fees	36,282
Total liabilities	3,129,133
NET ASSETS	$1,233,044,000
Shares outstanding	77,850,000
Net asset value, redemption and offering price per share	$15.84
Net Assets consist of:
Aggregate paid in capital	$1,532,243,167
Total distributable earnings (loss)	(299,199,167)
NET ASSETS	$1,233,044,000
(1) Value of securities on loan	$655,924
(2) Cost of investments - Unaffiliated issuers	$1,467,508,178
(3) Cost of short-term investments held as collateral for securities loaned	$309,321

See Notes to Financial Statements

80

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2023 (unaudited)

	BDC Income ETF	China Bond ETF	Dynamic High Income ETF	Emerging Markets High Yield Bond ETF
Income:
Dividends - unaffiliated issuers	$37,051,506	$—	$—	$—
Dividends - affiliated issuers	—	—	16,559	—
Interest	15,531	536,507	1,467	13,045,846
Securities lending income	1,640,922	—	—	127,692
Foreign taxes withheld	—	(365)	—	933
Total income	38,707,959	536,142	18,026	13,174,471
Expenses:
Management fees	1,314,491	75,116	360	784,942
Professional fees	—	24,671	—	—
Custody and accounting fees	—	12,296	—	—
Reports to shareholders	—	7,505	—	—
Trustees’ fees and expenses	—	812	—	—
Registration fees	—	2,990	—	—
Insurance	—	1,475	—	—
Interest	61,886	3,597	—	—
Other	—	329	—	—
Total expenses	1,376,377	128,791	360	784,942
Waiver of management fees	—	(30,970)	—	—
Net expenses	1,376,377	97,821	360	784,942
Net investment income	37,331,582	438,321	17,666	12,389,529

Net realized gain (loss) on:
Investments	(3,598,589)	(2,466,707)	—	(13,835,445)
In-kind redemptions - unaffiliated issuers	3,998,520	—	—	(8,863,720)
Capital gain distributions from investment companies	1,199,419	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(100,179)	—	—
Net realized gain (loss)	1,599,350	(2,566,886)	—	(22,699,165)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	7,784,403	309,333	(20,984)	10,452,937
Investments - affiliated issuers	—	—	(26,585)	—
Foreign currency translations and foreign denominated assets and liabilities	—	(33,517)	—	(97)
Net change in unrealized appreciation (depreciation)	7,784,403	275,816	(47,569)	10,452,840
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,715,335	$(1,852,749)	$(29,903)	$143,204

See Notes to Financial Statements

81

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2023 (unaudited)

	Fallen Angel High Yield Bond ETF	Green Bond ETF	IG Floating Rate ETF	International High Yield Bond ETF
Income:
Dividends	$—	$4,047	$—	$—
Interest	77,502,848	1,319,523	37,312,751	1,401,281
Securities lending income	978,768	8,328	7,620	12,082
Foreign taxes withheld	—	130	—	(906)
Total income	78,481,616	1,332,028	37,320,371	1,412,457
Expenses:
Management fees	4,692,419	76,602	815,380	97,371
Interest	25,092	2,010	2,600	103
Total expenses	4,717,511	78,612	817,980	97,474
Net investment income	73,764,105	1,253,416	36,502,391	1,314,983

Net realized gain (loss) on:
Investments	(77,711,269)	(537,905)	(303,764)	(827,750)
In-kind redemptions	(5,953,656)	—	194,217	(2,619,981)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	—	2,302
Net realized loss	(83,664,925)	(537,905)	(109,547)	(3,445,429)

Net change in unrealized appreciation (depreciation) on:
Investments	(16,720,597)	(3,437,811)	5,584,501	1,706,569
Foreign currency translations and foreign denominated assets and liabilities	—	(1)	—	(32,444)
Net change in unrealized appreciation (depreciation)	(16,720,597)	(3,437,812)	5,584,501	1,674,125
Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,621,417)	$(2,722,301)	$41,977,345	$(456,321)

See Notes to Financial Statements

82

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2023 (unaudited)

	J.P. Morgan EM Local Currency Bond ETF	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF
Income:
Dividends	$—	$—	$—	$9,232,272
Interest	107,917,813	203,535	295,729	4,978
Securities lending income	44,213	240	459	132,411
Foreign taxes withheld	(1,986,425)	—	—	—
Total income	105,975,601	203,775	296,188	9,369,661
Expenses:
Management fees	4,409,863	10,293	12,357	409,304
Professional fees	27,291	—	—	—
Custody and accounting fees	414,384	—	—	—
Reports to shareholders	159,579	—	—	—
Trustees’ fees and expenses	23,797	—	—	—
Registration fees	8,021	—	—	—
Insurance	22,537	—	—	—
Interest	10,150	—	—	30,083
Other	12,668	—	—	—
Total expenses	5,088,290	10,293	12,357	439,387
Waiver of management fees	(178,291)	—	—	—
Net expenses	4,909,999	10,293	12,357	439,387
Net investment income	101,065,602	193,482	283,831	8,930,274

Net realized gain (loss) on:
Investments (1)	(101,545,002)	(190,205)	(182,694)	(6,232,086)
In-kind redemptions	3,063,070	—	—	782,980
Capital gain distributions from investment companies	—	—	—	528,825
Foreign currency transactions and foreign denominated assets and liabilities	(609,394)	—	—	—
Net realized loss	(99,091,326)	(190,205)	(182,694)	(4,920,281)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	(78,879,495)	(390,902)	(698,885)	(14,966,897)
Foreign currency translations and foreign denominated assets and liabilities	(2,482,198)	—	—	—
Net change in unrealized appreciation (depreciation)	(81,361,693)	(390,902)	(698,885)	(14,966,897)
Net Decrease in Net Assets Resulting from Operations	$(79,387,417)	$(387,625)	$(597,748)	$(10,956,904)
(1) Net of foreign taxes	$(202,799)	$—	$—	$—
(2) Net of foreign taxes	$942,042	$—	$—	$—

See Notes to Financial Statements

83

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2023 (unaudited)

Preferred Securities ex Financials ETF
Income:
Dividends	$43,884,635
Interest	278,613
Securities lending income	665,070
Foreign taxes withheld	(108,729)
Total income	44,719,589
Expenses:
Management fees	2,375,830
Interest	45,689
Total expenses	2,421,519
Net investment income	42,298,070

Net realized gain (loss) on:
Investments	10,560,422
In-kind redemptions	560,565
Capital gain distributions from investment companies	1,570,625
Net realized gain	12,691,612

Net change in unrealized appreciation (depreciation) on:
Investments	(135,837,002)
Net change in unrealized appreciation (depreciation)	(135,837,002)
Net Decrease in Net Assets Resulting from Operations	$(80,847,320)

See Notes to Financial Statements

84

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		China Bond ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$37,331,582	$59,049,435	$438,321	$2,055,010
Net realized gain (loss)	1,599,350	(23,904,976)	(2,566,886)	(5,715,883)
Net change in unrealized appreciation (depreciation)	7,784,403	(58,310,532)	275,816	(75,243)
Net increase (decrease) in net assets resulting from operations	46,715,335	(23,166,073)	(1,852,749)	(3,736,116)
Distributions to shareholders from:
Distributable earnings	(37,331,582)	(59,501,743)	(620,020)	—
Return of capital	(645,776)	(1,673,017)	—	(1,816,350)
Total distributions	(37,977,358)	(61,174,760)	(620,020)	(1,816,350)

Share transactions*:
Proceeds from sale of shares	161,530,226	184,695,569	—	—
Cost of shares redeemed	(41,532,998)	(148,132,044)	(8,728,753)	(80,600,929)
Increase (decrease) in net assets resulting from share transactions	119,997,228	36,563,525	(8,728,753)	(80,600,929)
Total increase (decrease) in net assets	128,735,205	(47,777,308)	(11,201,522)	(86,153,395)
Net Assets, beginning of period	577,252,944	625,030,252	43,433,746	129,587,141
Net Assets, end of period	$705,988,149	$577,252,944	$32,232,224	$43,433,746
*Shares of Common Stock Issued (no par value)
Shares sold	10,450,000	12,250,000	—	—
Shares redeemed	(2,725,000)	(9,850,000)	(400,000)	(3,600,000)
Net increase (decrease)	7,725,000	2,400,000	(400,000)	(3,600,000)

See Notes to Financial Statements

85

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Dynamic High Income ETF		Emerging Markets High Yield Bond ETF
	Period Ended October 31, 2023	Period Ended April 30, 2023 (a)	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$17,666	$11,730	$12,389,529	$32,407,182
Net realized loss	—	(2,103)	(22,699,165)	(153,601,452)
Net change in unrealized appreciation (depreciation)	(47,569)	22,754	10,452,840	74,160,121
Net increase (decrease) in net assets resulting from operations	(29,903)	32,381	143,204	(47,034,149)
Distributions to shareholders from:
Distributable earnings	(17,666)	(11,730)	(13,313,390)	(37,523,220)
Return of capital	(1,805)	(1,494)	—	—
Total distributions	(19,471)	(13,224)	(13,313,390)	(37,523,220)

Share transactions*:
Proceeds from sale of shares	259,635	502,576	—	49,753,232
Cost of shares redeemed	—	—	(106,543,686)	(685,821,304)
Increase (decrease) in net assets resulting from share transactions	259,635	502,576	(106,543,686)	(636,068,072)
Total increase (decrease) in net assets	210,261	521,733	(119,713,872)	(720,625,441)
Net Assets, beginning of period	521,733	—	431,012,812	1,151,638,253
Net Assets, end of period	$731,994	$521,733	$311,298,940	$431,012,812
*Shares of Common Stock Issued (no par value)
Shares sold	10,000	20,000	—	2,700,000
Shares redeemed	—	—	(6,000,000)	(38,000,000)
Net increase (decrease)	10,000	20,000	(6,000,000)	(35,300,000)

(a)	For the period November 2, 2022 (commencement of operations) through April 30, 2023.

See Notes to Financial Statements

86

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Fallen Angel High Yield Bond ETF		Green Bond ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$73,764,105	$141,495,726	$1,253,416	$2,135,125
Net realized loss	(83,664,925)	(207,540,159)	(537,905)	(3,775,617)
Net change in unrealized appreciation (depreciation)	(16,720,597)	45,359,290	(3,437,812)	1,503,619
Net decrease in net assets resulting from operations	(26,621,417)	(20,685,143)	(2,722,301)	(136,873)
Distributions to shareholders from:
Distributable earnings	(75,372,215)	(148,186,700)	(1,202,475)	(2,159,765)

Share transactions*:
Proceeds from sale of shares	690,647,014	1,920,657,258	10,167,111	—
Cost of shares redeemed	(1,022,467,512)	(2,794,164,212)	—	(17,574,625)
Increase (decrease) in net assets resulting from share transactions	(331,820,498)	(873,506,954)	10,167,111	(17,574,625)
Total increase (decrease) in net assets	(433,814,130)	(1,042,378,797)	6,242,335	(19,871,263)
Net Assets, beginning of period	2,783,465,657	3,825,844,454	75,459,866	95,331,129
Net Assets, end of period	$2,349,651,527	$2,783,465,657	$81,702,201	$75,459,866
*Shares of Common Stock Issued (no par value)
Shares sold	25,100,000	69,550,000	450,000	—
Shares redeemed	(37,600,000)	(101,400,000)	—	(750,000)
Net increase (decrease)	(12,500,000)	(31,850,000)	450,000	(750,000)

See Notes to Financial Statements

87

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	IG Floating Rate ETF		International High Yield Bond ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$36,502,391	$44,136,995	$1,314,983	$2,966,234
Net realized loss	(109,547)	(4,106,028)	(3,445,429)	(6,221,536)
Net change in unrealized appreciation (depreciation)	5,584,501	(1,621,240)	1,674,125	3,305,546
Net increase (decrease) in net assets resulting from operations	41,977,345	38,409,727	(456,321)	50,244
Distributions to shareholders from:
Distributable earnings	(35,135,985)	(39,541,190)	(1,179,680)	(2,745,823)
Return of capital	—	—	—	(324,327)
Total distributions	(35,135,985)	(39,541,190)	(1,179,680)	(3,070,150)

Share transactions*:
Proceeds from sale of shares	294,787,109	331,514,195	—	11,761,829
Cost of shares redeemed	(128,494,812)	(318,579,661)	(27,722,357)	(22,099,405)
Increase (decrease) in net assets resulting from share transactions	166,292,297	12,934,534	(27,722,357)	(10,337,576)
Total increase (decrease) in net assets	173,133,657	11,803,071	(29,358,358)	(13,357,482)
Net Assets, beginning of period	1,146,320,852	1,134,517,781	66,058,430	79,415,912
Net Assets, end of period	$1,319,454,509	$1,146,320,852	$36,700,072	$66,058,430
*Shares of Common Stock Issued (no par value)
Shares sold	11,700,000	13,250,000	—	600,000
Shares redeemed	(5,100,000)	(12,800,000)	(1,400,000)	(1,100,000)
Net increase (decrease)	6,600,000	450,000	(1,400,000)	(500,000)

See Notes to Financial Statements

88

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	J.P. Morgan EM Local Currency Bond ETF		Moody’s Analytics BBB Corporate Bond ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$101,065,602	$173,784,121	$193,482	$313,202
Net realized loss	(99,091,326)	(235,655,592)	(190,205)	(879,505)
Net change in unrealized appreciation (depreciation)	(81,361,693)	201,337,025	(390,902)	702,133
Net increase (decrease) in net assets resulting from operations	(79,387,417)	139,465,554	(387,625)	135,830
Distributions to shareholders from:
Distributable earnings	(85,845,728)	(23,143,273)	(193,200)	(299,760)
Return of capital	—	(149,840,524)	—	—
Total distributions	(85,845,728)	(172,983,797)	(193,200)	(299,760)

Share transactions*:
Proceeds from sale of shares	203,858,865	459,045,576	—	—
Cost of shares redeemed	(396,402,360)	(274,639,215)	—	—
Increase (decrease) in net assets resulting from share transactions	(192,543,495)	184,406,361	—	—
Total increase (decrease) in net assets	(357,776,640)	150,888,118	(580,825)	(163,930)
Net Assets, beginning of period	3,224,345,400	3,073,457,282	8,444,830	8,608,760
Net Assets, end of period	$2,866,568,760	$3,224,345,400	$7,864,005	$8,444,830
*Shares of Common Stock Issued (no par value)
Shares sold	8,000,000	18,400,000	—	—
Shares redeemed	(16,100,000)	(11,400,000)	—	—
Net increase (decrease)	(8,100,000)	7,000,000	—	—

See Notes to Financial Statements

89

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Moody’s Analytics IG Corporate Bond ETF		Mortgage REIT Income ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)		(unaudited)
Operations:
Net investment income	$283,831	$443,779	$8,930,274	$16,885,952
Net realized loss	(182,695)	(1,334,692)	(4,920,281)	(25,025,938)
Net change in unrealized appreciation (depreciation)	(698,885)	1,037,261	(14,966,897)	(27,385,519)
Net increase (decrease) in net assets resulting from operations	(597,749)	146,348	(10,956,904)	(35,525,505)
Distributions to shareholders from:
Distributable earnings	(283,080)	(430,440)	(8,930,273)	(16,885,952)
Return of capital	—	—	(2,438,062)	(5,467,268)
Total distributions	(283,080)	(430,440)	(11,368,335)	(22,353,220)

Share transactions*:
Proceeds from sale of shares	—	—	22,766,819	61,069,628
Cost of shares redeemed	—	—	(3,983,006)	(24,680,759)
Increase in net assets resulting from share transactions	—	—	18,783,813	36,388,869
Total decrease in net assets	(880,829)	(284,092)	(3,541,426)	(21,489,856)
Net Assets, beginning of period	12,683,665	12,967,757	189,432,477	210,922,333
Net Assets, end of period	$11,802,836	$12,683,665	$185,891,051	$189,432,477
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	2,050,000	5,250,000
Shares redeemed	—	—	(350,000)	(1,900,000)
Net increase	—	—	1,700,000	3,350,000

See Notes to Financial Statements

90

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Preferred Securities ex Financials ETF
	Period Ended October 31, 2023	Year Ended April 30, 2023
	(unaudited)
Operations:
Net investment income	$42,298,070	$62,024,311
Net realized gain (loss)	12,691,612	(10,656,813)
Net change in unrealized appreciation (depreciation)	(135,837,002)	(76,072,758)
Net decrease in net assets resulting from operations	(80,847,320)	(24,705,260)
Distributions to shareholders from:
Distributable earnings	(42,818,290)	(62,856,300)

Share transactions*:
Proceeds from sale of shares	302,207,170	232,255,280
Cost of shares redeemed	(5,141,956)	(87,347,038)
Increase in net assets resulting from share transactions	297,065,214	144,908,242
Total increase in net assets	173,399,604	57,346,682
Net Assets, beginning of period	1,059,644,396	1,002,297,714
Net Assets, end of period	$1,233,044,000	$1,059,644,396
*Shares of Common Stock Issued (no par value)
Shares sold	17,650,000	13,000,000
Shares redeemed	(300,000)	(4,850,000)
Net increase	17,350,000	8,150,000

See Notes to Financial Statements

91

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$14.54		$16.76	$16.76	$10.75	$16.55	$16.10
Net investment income (a)	0.87		1.63	1.44	1.43	1.54	1.59
Net realized and unrealized gain (loss) on investments	0.34		(2.18)	(0.06)	6.02	(5.86)	0.41
Total from investment operations	1.21		(0.55)	1.38	7.45	(4.32)	2.00
Distributions from:
Net investment income	(0.85)		(1.63)	(1.38)	(1.44)	(1.48)	(1.55)
Return of capital	(0.01)		(0.04)	—	— (b)	—	—
Total distributions	(0.86)		(1.67)	(1.38)	(1.44)	(1.48)	(1.55)
Net asset value, end of period	$14.89		$14.54	$16.76	$16.76	$10.75	$16.55
Total return (c)	8.27	%(d)	(2.60)%	8.23%	73.81%	(27.77)%	13.27%

Ratios to average net assets
Gross expenses (e)	0.42	%(f)	0.42%	0.41%	0.46%	0.48%	0.47%
Net expenses (e)	0.42	%(f)	0.42%	0.41%	0.41%	0.41%	0.41%
Net expenses excluding interest and taxes (e)	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	11.36	%(f)	10.75%	8.34%	10.57%	9.95%	9.73%
Supplemental data
Net assets, end of period (in millions)	$706		$577	$625	$412	$170	$207
Portfolio turnover rate (g)	5	%(d)	28%	29%	26%	22%	13%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after April 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

92

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$22.86		$23.56	$24.07	$22.39	$22.89	$24.14
Net investment income (a)	0.26		0.57	0.66	0.73	0.87	0.75
Net realized and unrealized gain (loss) on investments	(1.26)		(0.76)	(0.40)	1.60	(0.49)	(1.24)
Total from investment operations	(1.00)		(0.19)	0.26	2.33	0.38	(0.49)
Distributions from:
Net investment income	(0.37)		—	(0.76)	(0.65)	(0.79)	(0.38)
Return of capital	—		(0.51)	(0.01)	—	(0.09)	(0.38)
Total distributions	(0.37)		(0.51)	(0.77)	(0.65)	(0.88)	(0.76)
Net asset value, end of period	$21.49		$22.86	$23.56	$24.07	$22.39	$22.89
Total return (b)	(4.42	)%(c)	(0.80)%	1.02%	10.56%	1.76%	(1.98)%

Ratios to average net assets
Gross expenses	0.69	%(d)	0.51%	0.52%	0.68%	3.53%	2.25%
Net expenses	0.52	%(d)	0.51%	0.51%	0.50%	0.50%	0.50%
Net expenses excluding interest and taxes	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.33	%(d)	2.51%	2.69%	3.07%	3.93%	3.29%
Supplemental data
Net assets, end of period (in millions)	$32		$43	$130	$104	$4	$5
Portfolio turnover rate (e)	33	%(c)	10%	60%	17%	21%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

93

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Dynamic High Income ETF
	Period Ended October 31, 2023		Period Ended April 30, 2023(a)
	(unaudited)
Net asset value, beginning of period	$26.09		$25.13
Net investment income (b)	0.63		0.59
Net realized and unrealized gain (loss) on investments	(1.63)		1.03
Total from investment operations	(1.00)		1.62
Distributions from:
Net investment income	(0.63)		(0.59)
Return of capital	(0.06)		(0.07)
Total distributions	(0.69)		(0.66)
Net asset value, end of period	$24.40		$26.09
Total return (c)	(3.91	)%(d)	6.47	%(d)

Ratios to average net assets
Expenses	0.10	%(e)	0.10	%(e)
Net investment income	4.91	%(e)	4.55	%(e)
Supplemental data
Net assets, end of period (in millions)	$1		$1
Portfolio turnover rate (f)	0	%(d)	8	%(d)

(a)	For the period November 2, 2022 (commencement of operations) through April 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

94

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$18.19		$19.52	$23.63	$20.54	$23.34	$23.83
Net investment income (a)	0.57		1.10	1.20	1.29	1.42	1.33
Net realized and unrealized gain (loss) on investments	(0.57)		(1.25)	(4.11)	3.06	(2.77)	(0.46)
Total from investment operations	—		(0.15)	(2.91)	4.35	(1.35)	0.87
Distributions from:
Net investment income	(0.60)		(1.18)	(1.20)	(1.26)	(1.45)	(1.36)
Net asset value, end of period	$17.59		$18.19	$19.52	$23.63	$20.54	$23.34
Total return (b)	0.01	%(c)	(0.56)%	(12.84)%	21.53%	(6.27)%	3.93%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.40%	0.45%	0.47%	0.46%
Net expenses (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.31	%(e)	6.08%	5.39%	5.58%	6.19%	5.81%
Supplemental data
Net assets, end of period (in millions)	$311		$431	$1,152	$784	$308	$261
Portfolio turnover rate (f)	10	%(c)	21%	34%	31%	28%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

95

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$27.74		$28.94	$32.20	$26.84	$29.00	$29.19
Net investment income (a)	0.76		1.29	1.19	1.49	1.54	1.64
Net realized and unrealized gain (loss) on investments	(0.98)		(1.15)	(3.22)	5.35	(2.16)	(0.24)
Total from investment operations	(0.22)		0.14	(2.03)	6.84	(0.62)	1.40
Distributions from:
Net investment income	(0.77)		(1.34)	(1.23)	(1.48)	(1.54)	(1.59)
Net asset value, end of period	$26.75		$27.74	$28.94	$32.20	$26.84	$29.00
Total return (b)	(0.83	)%(c)	0.60%	(6.63)%	25.95%	(2.38)%	5.04%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.35%	0.35%	0.43%	0.43%	0.45%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	5.50	%(e)	4.68%	3.70%	4.83%	5.35%	5.76%
Supplemental data
Net assets, end of period (in millions)	$2,350		$2,783	$3,826	$4,915	$1,683	$976
Portfolio turnover rate (f)	37	%(c)	31%	44%	27%	68%	29%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

96

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$23.58		$24.13	$27.16	$26.85	$25.87	$26.54
Net investment income (a)	0.38		0.63	0.55	0.55	0.58	0.34
Net realized and unrealized gain (loss) on investments	(1.21)		(0.54)	(3.03)	0.28 (b)	1.00	(0.68)
Total from investment operations	(0.83)		0.09	(2.48)	0.83	1.58	(0.34)
Distributions from:
Net investment income	(0.37)		(0.64)	(0.55)	(0.52)	(0.50)	(0.29)
Return of capital	—		—	—	—	(0.10)	(0.04)
Total distributions	(0.37)		(0.64)	(0.55)	(0.52)	(0.60)	(0.33)
Net asset value, end of period	$22.38		$23.58	$24.13	$27.16	$26.85	$25.87
Total return (c)	(3.54	)%(d)	0.41%	(9.30)%	3.07%	6.17%	(1.25)%

Ratios to average net assets
Gross expenses (e)	0.21	%(f)	0.20%	0.20%	0.65%	0.83%	1.02%
Net expenses (e)	0.21	%(f)	0.20%	0.20%	0.20%	0.23%	0.33%
Net expenses excluding interest and taxes (e)	0.20	%(f)	0.20%	N/A	N/A	N/A	N/A
Net investment income	3.27	%(f)	2.71%	2.07%	2.01%	2.17%	1.32%
Supplemental data
Net assets, end of period (in millions)	$82		$75	$95	$84	$32	$26
Portfolio turnover rate (g)	9	%(d)	20%	19%	25%	83%	28%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after April 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

97

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	IG Floating Rate ETF
	Period		Year Ended April 30,
	Ended
	October 31,
	2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$25.08		$25.07	$25.33	$24.61	$25.25	$25.32
Net investment income (a)	0.79		0.98	0.14	0.23	0.68	0.77
Net realized and unrealized gain (loss) on investments	0.14		(0.09)	(0.25)	0.76	(0.61)	(0.10)
Total from investment operations	0.93		0.89	(0.11)	0.99	0.07	0.67
Distributions from:
Net investment income	(0.78)		(0.88)	(0.15)	(0.27)	(0.71)	(0.74)
Net asset value, end of period	$25.23		$25.08	$25.07	$25.33	$24.61	$25.25
Total return (b)	3.73	%(c)	3.61%	(0.45)%	4.07%	0.26%	2.71%

Ratios to average net assets
Gross expenses (d)	0.14	%(e)	0.14%	0.14%	0.39%	0.40%	0.40%
Net expenses (d)	0.14	%(e)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	6.27	%(e)	3.95%	0.56%	0.93%	2.70%	3.05%
Supplemental data
Net assets, end of period (in millions)	$1,319		$1,146	$1,135	$560	$461	$542
Portfolio turnover rate (f)	39	%(c)	55%	78%	72%	40%	30%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

98

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
	Period		Year Ended April 30,
	Ended
	October 31,
	2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$20.02		$20.90	$25.71	$22.21	$24.54	$25.20
Net investment income (a)	0.54		0.96	1.02	1.13	1.26	1.13
Net realized and unrealized gain (loss) on investments	(0.76)		(0.85)	(4.78)	3.54	(2.33)	(0.65)
Total from investment operations	(0.22)		0.11	(3.76)	4.67	(1.07)	0.48
Distributions from:
Net investment income	(0.48)		(0.89)	(1.05)	(1.10)	(1.17)	(1.08)
Return of capital	—		(0.10)	—	(0.07)	(0.09)	(0.06)
Total distributions	(0.48)		(0.99)	(1.05)	(1.17)	(1.26)	(1.14)
Net asset value, end of period	$19.32		$20.02	$20.90	$25.71	$22.21	$24.54
Total return (b)	(1.10	)%(c)	0.78%	(15.07)%	21.30%	(4.67)%	2.08%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.40%	0.56%	0.62%	0.54%
Net expenses (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	5.40	%(e)	4.89%	4.21%	4.54%	5.17%	4.66%
Supplemental data
Net assets, end of period (in millions)	$37		$66	$79	$100	$89	$113
Portfolio turnover rate (f)	14	%(c)	22%	25%	33%	37%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

99

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF
	Period		Year Ended April 30,
	Ended
	October 31,
	2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$25.13		$25.33	$31.14	$29.36	$33.11	$37.56
Net investment income (a)	0.78		1.43	1.47	1.55	2.00	2.14
Net realized and unrealized gain (loss) on investments	(1.41)		(0.21)	(5.84)	1.78	(3.75)	(4.45)
Total from investment operations	(0.63)		1.22	(4.37)	3.33	(1.75)	(2.31)
Distributions from:
Net investment income	(0.66)		(0.18)	(0.77)	(0.01)	(0.48)	(1.36)
Return of capital	—		(1.24)	(0.67)	(1.54)	(1.52)	(0.78)
Total distributions	(0.66)		(1.42)	(1.44)	(1.55)	(2.00)	(2.14)
Net asset value, end of period	$23.84		$25.13	$25.33	$31.14	$29.36	$33.11
Total return (b)	(2.56	)%(c)	5.16%	(14.56)%	11.40%	(5.79)%	(6.05)%

Ratios to average net assets
Gross expenses	0.31	%(d)	0.31%	0.32%	0.31%	0.36%	0.41%
Net expenses	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.31%
Net investment income	6.19	%(d)	5.87%	5.00%	4.92%	6.05%	6.35%
Supplemental data
Net assets, end of period (in millions)	$2,867		$3,224	$3,073	$3,380	$3,339	$5,332
Portfolio turnover rate (e)	20	%(c)	29%	33%	40%	39%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

100

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics BBB Corporate Bond ETF
			Year Ended April 30,

	Period Ended October 31, 2023		2023	2022	Period Ended April 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$21.11		$21.52	$24.73	$25.00
Net investment income (b)	0.48		0.78	0.55	0.22
Net realized and unrealized loss on investments	(1.45)		(0.44)	(3.19)	(0.30)
Total from investment operations	(0.97)		0.34	(2.64)	(0.08)
Distributions from:
Net investment income	(0.48)		(0.75)	(0.57)	(0.19)
Net asset value, end of period	$19.66		$21.11	$21.52	$24.73
Total return (c)	(4.66	)%(d)	1.70%	(10.96)%	(0.32	)%(d)

Ratios to average net assets
Expenses	0.25	%(e)	0.25%	0.25%	0.25	%(e)
Net investment income	4.70	%(e)	3.75%	2.26%	2.14	%(e)
Supplemental data
Net assets, end of period (in millions)	$8		$8	$9	$10
Portfolio turnover rate (f)	30	%(d)	91%	48%	35	%(d)

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

101

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics IG Corporate Bond ETF
			Year Ended April 30,

	Period Ended October 31, 2023		2023	2022	Period Ended April 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$21.14		$21.61	$24.58	$25.00
Net investment income (b)	0.47		0.74	0.52	0.21
Net realized and unrealized loss on investments	(1.47)		(0.49)	(2.96)	(0.45)
Total from investment operations	(1.00)		0.25	(2.44)	(0.24)
Distributions from:
Net investment income	(0.47)		(0.72)	(0.53)	(0.18)
Net asset value, end of period	$19.67		$21.14	$21.61	$24.58
Total return (c)	(4.76	)%(d)	1.22%	(10.15)%	(0.97	)%(d)

Ratios to average net assets
Expenses	0.20	%(e)	0.20%	0.20%	0.20	%(e)
Net investment income	4.59	%(e)	3.53%	2.13%	2.10	%(e)
Supplemental data
Net assets, end of period (in millions)	$12		$13	$13	$15
Portfolio turnover rate (f)	28	%(d)	84%	53%	28	%(d)

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

102

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
	Period		Year Ended April 30,
	Ended
	October 31,
	2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$11.01		$15.23	$19.45	$11.42	$23.63	$22.71
Net investment income (a)	0.50		1.21	0.76	0.86	1.45	1.68
Net realized and unrealized gain (loss) on investments	(1.04)		(3.82)	(3.44)	8.49	(11.90)	0.94
Total from investment operations	(0.54)		(2.61)	(2.68)	9.35	(10.45)	2.62
Distributions from:
Net investment income	(0.50)		(1.21)	(0.79)	(0.83)	(1.45)	(1.67)
Return of capital	(0.13)		(0.40)	(0.75)	(0.49)	(0.31)	(0.03)
Total distributions	(0.63)		(1.61)	(1.54)	(1.32)	(1.76)	(1.70)
Net asset value, end of period	$9.84		$11.01	$15.23	$19.45	$11.42	$23.63
Total return (b)	(5.46	)%(c)	(16.95)%	(14.74)%	85.71%	(46.63)%	12.00%

Ratios to average net assets
Gross expenses (d)	0.43	%(e)	0.43%	0.41%	0.49%	0.50%	0.49%
Net expenses (d)	0.43	%(e)	0.43%	0.41%	0.41%	0.41%	0.42%
Net expenses excluding interest and taxes (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	8.73	%(e)	9.30%	4.15%	5.55%	6.70%	7.19%
Supplemental data
Net assets, end of period (in millions)	$186		$189	$211	$310	$119	$175
Portfolio turnover rate (f)	6	%(c)	19%	12%	31%	16%	35%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

103

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
	Period		Year Ended April 30,
	Ended
	October 31,
	2023		2023	2022	2021	2020	2019
	(unaudited)
Net asset value, beginning of period	$17.51		$19.15	$20.97	$18.23	$19.37	$19.09
Net investment income (a)	0.61		1.12	1.01	0.98	1.06	1.13
Net realized and unrealized gain (loss) on investments	(1.66)		(1.62)	(1.68)	2.72	(1.12)	0.32
Total from investment operations	(1.05)		(0.50)	(0.67)	3.70	(0.06)	1.45
Distributions from:
Net investment income	(0.62)		(1.14)	(1.13)	(0.96)	(1.08)	(1.17)
Return of capital	—		—	(0.02)	—	—	—
Total distributions	(0.62)		(1.14)	(1.15)	(0.96)	(1.08)	(1.17)
Net asset value, end of period	$15.84		$17.51	$19.15	$20.97	$18.23	$19.37
Total return (b)	(6.23	)%(c)	(2.50)%	(3.61)%	20.78%	(0.54)%	7.90%

Ratios to average net assets
Gross expenses (d)	0.41	%(e)	0.41%	0.40%	0.43%	0.44%	0.46%
Net expenses (d)	0.41	%(e)	0.41%	0.40%	0.40%	0.41%	0.41%
Net expenses excluding interest and taxes (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	7.12	%(e)	6.28%	4.79%	4.97%	5.41%	5.92%
Supplemental data
Net assets, end of period (in millions)	$1,233		$1,060	$1,002	$948	$689	$584
Portfolio turnover rate (f)	13	%(c)	27%	37%	36%	45%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

104

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)	Non-Diversified
Dynamic High Income ETF (Dynamic Income”)	Non-Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Diversified
IG Floating Rate ETF (“Floating Rate”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Moody’s Analytics BBB Corporate Bond ETF (“Moody’s Analytics BBB”)	Non-Diversified
Moody’s Analytics IG Corporate Bond ETF (“Moody’s Analytics IG”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective, except Dynamic High Income ETF, is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below. The investment objective of Dynamic High Income ETF is to provide high current income with consideration for capital appreciation.

Fund	Index

BDC Income	MVIS® US Business Development Companies Index
China Bond	ChinaBond China High Quality Bond Index
Emerging Markets High Yield	ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	ICE US Fallen Angel High Yield 10% Constrained Index
Green Bond	S&P Green Bond U.S. Dollar Select Index
Floating Rate	MVIS® US Investment Grade Floating Rate Index
International High Yield	ICE BofA Global ex-US Issuers High Yield Constrained Index
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Moody’s Analytics BBB	MVIS® Moody’s Analytics® US BBB Corporate Bond Index
Moody’s Analytics IG	MVIS® Moody’s Analytics® US Investment Grade Corporate Bond Index
Mortgage REIT	MVIS® US Mortgage REITs Index
Preferred Securities	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index

The Funds (except BDC Income, Dynamic Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Bond. China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index. Dynamic High Income ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in exchange traded products (“ETPs”) that are registered under the applicable federal securities laws and that invest in securities that generate income.

105

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A. Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Funds’ Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.
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Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of October 31, 2023.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at October 31, 2023 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

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(unaudited) (continued)

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

China Bond is required to hold foreign investor minimum settlement reserve funds by the China Securities Depository and Clearing Corporation Limited. Refer to cash denominated in foreign currency, at value on the Statement of Assets and Liabilities for the amount held at October 31, 2023.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2023, to waive management fees and assume expenses to prevent total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The expense limitations and management fee rates for the period ended October 31, 2023 are as follows:

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

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Fund	Unitary Management Fee Rate
BDC Income	0.40%
Dynamic Income	0.10
Emerging Markets High Yield	0.40
Fallen Angel	0.35
Floating Rate	0.14
Green Bond	0.20
International High Yield	0.40
Moody’s Analytics BBB	0.25
Moody’s Analytics IG	0.20
Mortgage REIT	0.40
Preferred Securities	0.40

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2023, the Adviser owned approximately 82% and 37% of Moody’s Analytics BBB and Moody’s Analytics IG, respectively.

Note 4—Capital Share Transactions—As of October 31, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2023, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$32,063,649	$31,410,633	$161,407,425	$41,529,070
China Bond	11,580,412	21,675,473	—	—
Dynamic Income	40,336	—	219,013	—
Emerging Markets High Yield	37,848,800	43,580,116	336,103	98,266,013
Fallen Angel	957,257,596	960,970,148	649,052,978	972,804,456
Floating Rate	483,924,826	439,705,598	192,410,001	94,098,839
Green Bond	7,649,332	6,498,625	8,399,242	—
International High Yield	6,660,366	6,580,505	—	27,217,806
J.P. Morgan EM	627,606,091	630,525,417	24,263,845	231,849,116
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(unaudited) (continued)

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Moody’s Analytics BBB	2,394,670	2,411,614	—	—
Moody’s Analytics IG	3,353,412	3,370,145	—	—
Mortgage REIT	12,751,815	11,241,089	22,749,312	4,315,352
Preferred Securities	222,236,527	144,314,500	262,974,964	4,503,882

Note 6—Income Taxes—As of October 31, 2023, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$831,476,111	$5,678,568	$(43,352,386)	$(37,673,818)
China Bond	31,725,424	2,012	(2,805,453)	(2,803,441)
Dynamic Income	755,786	8,667	(33,483)	(24,816)
Emerging Markets High Yield	376,473,812	1,157,531	(60,095,491)	(58,937,960)
Fallen Angel	2,771,610,618	422,099	(382,973,772)	(382,551,673)
Floating Rate	1,303,525,819	2,189,963	(5,580,562)	(3,390,599)
Green Bond	94,294,700	20,935	(12,074,203)	(12,053,268)
International High Yield	44,671,049	285,112	(7,249,668)	(6,964,556)
J.P. Morgan EM	3,289,742,797	16,062,910	(527,670,481)	(511,607,571)
Moody’s Analytics BBB	8,626,780	4,499	(895,646)	(891,147)
Moody’s Analytics IG	13,115,522	4,319	(1,505,958)	(1,501,639)
Mortgage REIT	290,089,215	76,141	(79,434,584)	(79,358,443)
Preferred Securities	1,475,150,621	5,794,446	(256,693,155)	(250,898,709)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2023, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(40,506,943)	$(56,641,799)	$(97,148,742)
China Bond	(3,278)	–	(3,278)
Dynamic Income	(2,103)	–	(2,103)
Emerging Markets High Yield	(81,332,811)	(109,361,657)	(190,694,468)
Fallen Angel	(111,381,375)	(182,964,882)	(294,346,257)
Floating Rate	(5,467,384)	(1,366,762)	(6,834,146)
Green Bond	(1,557,581)	(2,318,558)	(3,876,139)
International High Yield	(2,340,022)	(14,971,403)	(17,311,425)
J.P. Morgan EM	(113,988,972)	(276,174,879)	(390,163,851)
Moody’s Analytics BBB	(315,325)	(771,361)	(1,086,686)
Moody’s Analytics IG	(250,007)	(1,308,640)	(1,558,647)
Mortgage REIT	(22,675,713)	(84,841,682)	(107,517,395)
Preferred Securities	(25,152,834)	(40,051,674)	(65,204,508)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2023 to October 31, 2023, the net realized gains (losses) from foreign currency translations were as follows:

China Bond	$(2,643,375)
International High Yield	(722,437)
J.P. Morgan EM	(67,829,656)

110

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2023, the Funds did not incur any interest or penalties.

China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to December 31, 2025.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, which is the Sub-Adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the Sub-Adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, China Bond, Floating Rate, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing

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(unaudited) (continued)

in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

China Bond, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, J.P. Morgan EM, Moody’s Analytics BBB, and Moody’s Analytics IG invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Dynamic High Income ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities. Such investments may subject the ETPs to greater volatility than investments in traditional securities. The Fund is dependent on the performance of underlying funds and is subject to the risks of those funds.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Moody’s Analytics BBB invests in BBB-rated bonds, which are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or a substantial period of rising interest rates. Any downgrade of such bonds would relegate them from the investment grade universe to the high yield (or “junk” bond) universe, which could negatively affect their value.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have

112

received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on May 1, 2021, for BDC Income, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021. Dynamic Income, Moody’s Analytics BBB and Moody’s Analytics IG commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if

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(unaudited) (continued)

any, at October 31, 2023 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of October 31, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$107,950,095	$87,578,849	$23,353,174	$110,932,023
Emerging Markets High Yield	15,325,318	15,921,278	–	15,921,278
Fallen Angel	84,090,029	79,671,097	12,903,197	92,574,294
Floating Rate	6,457,726	–	6,589,621	6,589,621
Green Bond	4,858,933	1,607,387	3,393,710	5,001,097
International High Yield	1,853,193	1,872,582	100,797	1,973,379
J.P. Morgan EM	5,563,243	5,707,719	–	5,707,719
Moody’s Analytics BBB	126,950	19,775	112,860	132,635
Moody’s Analytics IG	471,845	–	490,355	490,355
Mortgage REIT	51,027,240	25,006,690	26,883,682	51,890,372
Preferred Securities	655,924	309,321	356,585	665,906

The following table presents money market fund investments held as collateral by type of security on loan as of October 31, 2023:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
BDC Income ETF	$–	$87,578,849	$–
Emerging Markets High Yield Bond ETF	15,921,278	–	–
Fallen Angel High Yield Bond ETF	79,671,097	–	–
Green Bond ETF	1,607,387	–	–
International High Yield Bond ETF	1,872,582	–	–
J.P. Morgan EM Local Currency Bond ETF	–	–	5,707,719
Moody’s Analytics BBB Corporate Bond ETF	19,775	–	–
Mortgage REIT Income ETF	–	25,006,690	–
Preferred Securities ex Financials ETF	–	309,321	–

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2023, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	117	$2,835,390	6.53%
China Bond	4	2,154,561	6.42
Fallen Angel	4	143,960	6.43
J.P. Morgan EM	8	4,033,690	6.59
Mortgage REIT	64	2,557,332	6.60
Preferred Securities	46	5,045,514	6.47

Outstanding loan balances as of October 31, 2023, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—New Regulatory Requirements—On October 26, 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments that require mutual funds and exchange-traded funds (ETFs) that are registered on Form N-1A to prepare and transmit tailored unaudited annual and semi-annual

114

shareholder reports (TSRs), that highlight key information to investors, within 60 days of period-end. The new TSRs will be prepared separately for each fund.

In connection with these amendments, certain information that was previously disclosed in fund shareholder reports will instead be made available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR.

The SEC also amended Rule 30e-3 under the Investment Company Act, to require mutual funds and ETFs to provide TSRs directly to investors by mail (unless an investor elects electronic delivery).

These rules are effective January 24, 2023, and the compliance date is July 24, 2024.

Note 12—Subsequent Event Review—Effective on or about January 12, 2024, China Asset Management (Hong Kong) Limited will no longer serve as a sub-adviser to the China Bond ETF.

115

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2023 (unaudited)

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck BDC Income ETF, China Bond ETF (the “China Fund”), Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, IG Floating Rate ETF (formerly, VanEck Investment Grade Floating Rate ETF), International High Yield Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Moody’s Analytics BBB Corporate Bond ETF, Moody’s Analytics IG Corporate Bond ETF, Mortgage REIT Income ETF and Preferred Securities ex Financials ETF, (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) of the Adviser and the Sub-Adviser (with respect to the China Fund) and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund has a different investment objective than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Fund), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including, where applicable, (i) (with respect to each Fund except the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

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The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, the VanEck Fallen Angel High Yield Bond ETF had management fees above the average and below the median of its peer group of funds, the VanEck Green Bond ETF had management fees below the average and above the median of its peer group of funds, each of the China Fund and the VanEck Moody’s Analytics IG Corporate Bond ETF had management fees below the average and equal to the median of its respective peer group of funds, and each of the VanEck BDC Income ETF, International High Yield Bond ETF, Moody’s Analytics BBB Corporate Bond ETF and Mortgage REIT Income ETF had management fees above the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, the VanEck Moody’s Analytics IG Corporate Bond ETF had a total expense ratio below the average and equal to the median of its peer group of funds, each of the VanEck BDC Income ETF and Green Bond ETF had a total expense ratio below the average and above the median of its respective peer group of funds, the VanEck Fallen Angel High Yield Bond ETF had a total expense ratio above the average and below the median of its peer group of funds, each of the China Fund, VanEck International High Yield Bond ETF, Moody’s Analytics BBB Corporate Bond ETF and Mortgage REIT Income ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefit.

The Trustees also considered information provided by the Adviser and Sub-Adviser (with respect to the China Fund) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the China

117

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2023 (unaudited) (continued)

Fund are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser and the profits earned by the Sub-Adviser with respect to the China Fund, if any, were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck 15(c) Disclosure: Dynamic High Income ETF

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Dynamic High Income ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other registered funds), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees considered the terms of, and scope of services that the Adviser provides under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other registered funds.

118

The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark. The Trustees noted that the Fund had slightly underperformed one of its benchmarks for the period since its inception on November 1, 2022 through December 31, 2022, a relatively short period. Based on the totality of the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that the Fund had management fees below the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INCOMESAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer

Date	January 8, 2024

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 8, 2024